Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 63.1%
COMMON STOCK — 19.4%
Africa — 0.0%
Materials — 0.0%
Platinum Group Metals Ltd. (a)	700	$2,534

Total Africa		2,534

Asia — 0.6%
Automotive — 0.1%
NIO, Inc., ADR (a),(b)	80,400	4,277,280

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	200	1,294

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	12,700	104,013
TAL Education Group, ADR (a)	20,700	522,261

		626,274

Financial Services — 0.3%
360 Finance, Inc., ADR (a)	9,400	393,296
FinVolution Group, ADR	3,300	31,416
Freedom Holding Corp. (a)	760	49,514
Futu Holdings Ltd., ADR (a)	6,700	1,199,903
Ivanhoe Capital Acquisition Corp., Class A (a),(b),(c)	489,387	4,977,066
L Catterton Asia Acquisition Corp. (a),(b),(c)	310,000	3,100,000
LexinFintech Holdings Ltd., ADR (a)	4,800	58,800
Noah Holdings Ltd., ADR (a)	2,600	122,720
Qudian, Inc., ADR (a)	13,200	31,812
Silver Crest Acquisition Corp. (a),(c)	310,000	3,112,400

		13,076,927

Industrial Services — 0.0%
Textainer Group Holdings Ltd. (a)	1,300	43,901

Machinery — 0.0%
China Yuchai International Ltd.	445	7,138
Hollysys Automation Technologies Ltd.	4,800	71,520

		78,658

Materials — 0.0%
Tantech Holdings Ltd. (a)	700	868

Media — 0.2%
Autohome, Inc., ADR (a)	300	19,188
Baidu, Inc., ADR (a),(b)	55,400	11,296,060

		11,315,248

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR	100	265

Semiconductors — 0.0%
Himax Technologies, Inc., ADR	20,900	348,194
MagnaChip Semiconductor Corp. (a)	10,100	240,986
Silicon Motion Technology Corp., ADR	7,039	451,200

		1,040,380

Software & Technology Services — 0.0%
Aurora Mobile Ltd., ADR (a)	100	322
Gaotu Techedu, Inc., ADR (a),(b)	31,900	471,163

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Xunlei Ltd., ADR (a)	100	$462

		471,947

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	2,000	159,740

Telecommunications — 0.0%
VEON Ltd., ADR	107,200	196,176

Total Asia		31,288,958

Europe — 0.5%
Consumer Staple Products — 0.0%
British American Tobacco PLC, ADR	500	19,655

Financial Services — 0.2%
AerCap Holdings NV (a)	9,100	466,011
ScION Tech Growth (a),(b),(c)	300,000	3,015,000
ScION Tech Growth I, Class A (a),(b),(c)	465,000	4,543,050

		8,024,061

Health Care — 0.1%
AC Immune SA (a)	900	7,137
Affimed NV (a)	17,100	145,350
Alcon, Inc.	600	42,156
Artelo Biosciences, Inc. (a)	5,000	5,950
Contra Aduro Biotech I (a),(c)	1,040	0
CRISPR Therapeutics AG (a),(b)	15,500	2,509,295
ICON PLC (a)	7,400	1,529,654
Merus NV (a)	4,600	96,922
Novartis AG, ADR (b)	31,100	2,837,564
Novo Nordisk A/S, ADR	900	75,393
Prothena Corp. plc (a)	6,900	354,729
Smith & Nephew PLC, ADR	1,400	60,816

		7,664,966

Industrial Products — 0.1%
Airbus Group SE (c)	20,300	2,610,230
Luxfer Holdings plc (a)	100	2,225

		2,612,455

Industrial Services — 0.0%
Costamare, Inc.	9,900	116,919
Diana Shipping, Inc. (a)	10,047	52,345
EuroDry Ltd. (a)	500	12,170
Euroseas Ltd. (a)	400	9,232
Global Ship Lease, Inc., Class A	100	1,957
Golden Ocean Group Ltd. (a)	1,420	15,677
Performance Shipping, Inc.	1,000	5,500
Safe Bulkers, Inc. (a)	24,900	99,849
Star Bulk Carriers Corp.	7,600	174,420

		488,069

Insurance — 0.0%
Aegon NV	100	413

Materials — 0.0%
Mercer International, Inc.	2,800	35,700
Orion Engineered Carbons SA (a)	5,700	108,243

		143,943

Media — 0.0%
Trivago NV, ADR (a)	10,100	33,431

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.1%
BP plc	166,700	$726,378
BP plc, ADR	14,600	385,732
Eni SpA (c)	49,300	600,358
Equinor ASA (c)	6,650	140,706
Royal Dutch Shell plc, Class A (c)	42,800	862,955
Royal Dutch Shell plc, Class A, ADR	14,600	589,840
TechnipFMC plc (a),(b)	99,100	896,855
TOTAL SA (a),(c)	29,900	1,352,744

		5,555,568

Retail - Discretionary — 0.0%
Farfetch Ltd., Class A (a)	20,500	1,032,380

Software & Technology Services — 0.0%
Endava plc, ADR (a)	1,200	136,056
Materialise NV, ADR (a)	3,100	74,679
Micro Focus International plc, ADR	13,800	103,914

		314,649

Total Europe		25,889,590

Middle East — 0.2%
Aerospace & Defense — 0.0%
Ituran Location and Control Ltd. (a)	300	8,172

Electrical Equipment — 0.0%
Camtek Ltd. (a)	400	15,084

Financial Services — 0.1%
ION Acquisition Corp. Ltd. (a),(b),(c)	348,254	3,513,883
ION Acquisition Corp., 3 Ltd., Class A (a),(b),(c)	209,600	2,056,176

		5,570,059

Health Care — 0.0%
Compugen Ltd. (a)	300	2,484
InspireMD, Inc. (a)	1,727	8,652

		11,136

Industrial Products — 0.0%
RADA Electronic Industries Ltd. (a)	3,000	36,540

Materials — 0.0%
Eldorado Gold Corp. (a)	3,540	35,223

Media — 0.0%
Fiverr International Ltd. (a)	200	48,498

Software & Technology Services — 0.1%
Check Point Software Technologies Ltd. (a),(b)	18,000	2,090,340
Perion Network Ltd. (a)	4,200	89,964
Tufin Software Technologies Ltd. (a)	400	3,648

		2,183,952

Tech Hardware & Semiconductors — 0.0%
Radware Ltd. (a)	5,300	163,134
Silicom Ltd. (a)	100	4,406
Tower Semiconductor Ltd. (a)	100	2,943

		170,483

Total Middle East		8,079,147

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
North America — 18.1%
Apparel & Textile Products — 0.0%
Levi Strauss & Co., Class A	11,200	$310,464

Asset Management — 0.0%
Monroe Capital Corp.	1,900	20,387
PennantPark Investment Corp.	9,400	62,792
Solar Senior Capital Ltd.	1,300	19,747
TCG BDC, Inc. (a)	4,100	54,161

		157,087

Automotive — 0.2%
Cooper-Standard Holding, Inc. (a)	1,900	55,100
Tesla, Inc. (a),(b)	13,503	9,177,989

		9,233,089

Banking — 0.6%
Altabancorp	1,100	47,641
Arrow Financial Corp.	291	10,461
Atlantic Capital Bancshares, Inc. (a)	900	22,914
Banc of California, Inc.	4,000	70,160
BancorpSouth Bank	300	8,499
Bank of Marin Bancorp	700	22,330
Bank of NT Butterfield & Son Ltd.	600	21,270
BankFinancial Corp.	608	6,956
BayCom Corp. (a)	68	1,221
Bridgewater Bancshares, Inc. (a)	400	6,460
Byline Bancorp, Inc.	1,500	33,945
Cadence BanCorp (a)	15,240	318,211
Capital City Bank Group, Inc.	300	7,737
Capstar Financial Holdings, Inc.	100	2,050
Carter Bankshares, Inc. (a)	900	11,259
Central Pacific Financial Corp.	600	15,636
CIT Group, Inc.	900	46,431
Citigroup, Inc. (b)	125,500	8,879,125
Civista Bancshares, Inc.	400	8,840
CNB Financial Corp.	500	11,410
Comerica, Inc.	600	42,804
ConnectOne Bancorp, Inc.	800	20,936
Farmers National Banc Corp.	800	12,408
Financial Institutions, Inc.	800	24,000
First BanCorp	12,300	146,616
First Commonwealth Financial Corp.	1,500	21,105
First Community Bankshares, Inc.	400	11,940
First Financial Corp.	1,300	53,066
First Financial Northwest, Inc.	100	1,515
First Foundation, Inc.	400	9,004
First Midwest Bancorp, Inc.	2,800	55,524
First of Long Island Corp. (The)	100	2,123
Flagstar Bancorp, Inc.	100	4,227
Flushing Financial Corp.	500	10,715
FS Bancorp, Inc.	100	7,127
Great Southern Bancorp, Inc.	100	5,390
HBT Financial, Inc.	400	6,964
Heritage Commerce Corp.	3,600	40,068
HomeStreet, Inc.	300	12,222
HomeTrust Bancshares, Inc.	700	19,530
Horizon Bancorp, Inc.	800	13,944
Huntington Bancshares, Inc.	25	357
Independent Bank Corp.	1,200	26,052
Kearny Financial Corp.	700	8,365
Macatawa Bank Corp.	1,000	8,750

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mercantile Bank Corp.	500	$15,100
Metrocity Bankshares, Inc.	100	1,751
Midland States Bancorp, Inc.	100	2,627
MidWestOne Financial Group, Inc.	400	11,508
National Bank Holdings Corp., Class A	800	30,192
National Bankshares, Inc.	100	3,501
Northfield Bancorp, Inc.	200	3,280
Northrim BanCorp, Inc.	200	8,550
Northwest Bancshares, Inc.	6,300	85,932
OceanFirst Financial Corp. (b),(c)	916,547	19,100,839
Old Second Bancorp, Inc.	1,400	17,360
OP Bancorp	59	594
Origin Bancorp, Inc.	100	4,246
Pacific Mercantile Bancorp (a)	1,200	10,320
PCB Bancorp	363	5,844
PCSB Financial Corp.	600	10,902
Peapack Gladstone Financial Corp.	600	18,642
People’s United Financial, Inc.	4,200	71,988
Peoples Bancorp, Inc.	1,100	32,582
Popular, Inc. (b)	390	29,269
Preferred Bank	100	6,327
Premier Financial Corp.	1,348	38,297
PRIMIS FINANCIAL Corp.	1,100	16,786
Provident Bancorp, Inc.	500	8,155
QCR Holdings, Inc.	100	4,809
Republic First Bancorp, Inc. (a)	2,400	9,576
Richmond Mutual BanCorp, Inc.	100	1,490
Royal Bank of Canada	1,300	131,703
Sierra Bancorp	300	7,635
Silvergate Capital Corp., Class A (a)	1,300	147,316
SmartFinancial, Inc.	400	9,604
Spirit of Texas Bancshares, Inc.	600	13,704
Stock Yards Bancorp, Inc.	600	30,534
Territorial Bancorp, Inc.	700	18,179
Texas Capital Bancshares, Inc. (a)	3,000	190,470
Trico Bancshares	700	29,806
TriState Capital Holdings, Inc. (a)	1,500	30,585
TrustCo Bank Corp.	920	31,630
Washington Trust Bancorp, Inc.	300	15,405
Waterstone Financial, Inc.	1,100	21,626

		30,345,972

Biotechnology & Pharmaceuticals — 0.0%
Achieve Life Sciences, Inc. (a)	800	7,184
Adamas Pharmaceuticals, Inc.	8,200	43,296
Cellectar Biosciences, Inc. (a)	7,300	8,687
ElectroCore, Inc. (a)	8,500	10,115
Evelo Biosciences, Inc. (a)	2,000	27,480
Eyenovia, Inc. (a)	2,500	12,400
Hepion Pharmaceuticals, Inc. (a)	13,100	25,938
Immunic, Inc. (a)	2,600	31,876
Onconova Therapeutics, Inc. (a)	1,833	12,703
Synlogic, Inc. (a)	10,100	39,289
USANA Health Sciences, Inc. (a)	900	92,187

		311,155

Commercial Services — 0.0%
ARC Document Solutions, Inc.	2,400	5,160

Communications — 0.0%
DHI Group, Inc. (a)	100	336

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Consumer Discretionary Products — 0.2%
Acushnet Holdings Corp.	500	$24,700
American Axle & Manufacturing Holdings, Inc. (a)	1,500	15,525
American Outdoor Brands, Inc. (a)	600	21,084
Aterian, Inc. (a)	6,900	100,947
Beazer Homes USA, Inc. (a)	1,500	28,935
Caesarstone Ltd. (a)	1,700	25,092
Callaway Golf Co. (a)	24,600	829,758
Canada Goose Holdings, Inc. (a)	1,800	78,732
Casper Sleep, Inc. (a)	1,631	13,439
Charles & Colvard Ltd. (a)	4,000	11,920
Columbia Sportswear Co.	1,000	98,360
Crocs, Inc. (a),(b)	14,000	1,631,280
Culp, Inc.	500	8,150
Express, Inc. (a)	14,500	94,105
Flexsteel Industries, Inc.	700	28,273
Forestar Group, Inc. (a)	100	2,091
Funko, Inc., Class A (a)	8,200	174,496
Goodyear Tire & Rubber Co. (a)	18,500	317,275
Griffon Corp.	200	5,126
Hanesbrands, Inc.	100	1,856
Harley-Davidson, Inc.	1,600	73,312
Herman Miller, Inc.	5,700	268,698
JAKKS Pacific, Inc. (a)	100	1,100
JELD-WEN Holding, Inc. (a)	300	7,878
Kimball International, Inc., Class B	1,900	24,985
Kontoor Brands, Inc.	800	45,128
Modine Manufacturing Co. (a)	4,700	77,973
Movado Group, Inc.	1,500	47,205
Nautilus, Inc. (a)	6,700	112,895
New Home Co., Inc. (a)	300	1,761
OneWater Marine, Inc., Class A	200	8,406
Polaris, Inc.	3,600	493,056
Ralph Lauren Corp. (b)	8,100	954,261
Skechers U.S.A., Inc., Class A (a)	100	4,983
Smith & Wesson Brands, Inc.	10,500	364,350
Standard Motor Products, Inc.	100	4,335
Superior Industries International, Inc. (a)	5,700	49,134
Tenneco, Inc., Class A (a)	18,000	347,760
Toll Brothers, Inc.	300	17,343
Under Armour, Inc., Class A (a)	36,200	765,630
Unifi, Inc. (a)	1,100	26,796
Urban Outfitters, Inc. (a)	100	4,122
Velodyne Lidar, Inc. (a)	300	3,192
VF Corp.	1	82
Westport Fuel Systems, Inc. (a)	8,800	46,728
Wolverine World Wide, Inc.	200	6,728

		7,268,985

Consumer Discretionary Services — 0.1%
Aaron’s Co., Inc. (The)	900	28,791
Bally’s Corp. (a)	200	10,822
Bluegreen Vacations Holding Corp. (a)	400	7,200
Carriage Services, Inc.	1,400	51,758
Carrols Restaurant Group, Inc. (a)	600	3,606
Century Casinos, Inc. (a)	3,000	40,290
Chegg, Inc. (a)	2,900	241,019
Dave & Buster’s Entertainment, Inc. (a)	9,100	369,460
Del Taco Restaurants, Inc.	2,200	22,022
Denny’s Corp. (a)	200	3,298
DineEquity, Inc. (a)	500	44,625
Full House Resorts, Inc. (a)	400	3,976

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Golden Entertainment, Inc. (a)	1,700	$76,160
Jack in the Box, Inc.	2,700	300,888
Lincoln Educational Services Corp. (a)	1,300	10,114
Lindblad Expeditions Holdings, Inc. (a)	2,000	32,020
Marcus Corp. (a)	300	6,363
Medifast, Inc.	1,400	396,172
Monarch Casino & Resort, Inc. (a)	800	52,936
Papa John’s International, Inc. (b)	3,300	344,652
Rush Street Interactive, Inc. (a)	100	1,226
Ruth’s Hospitality Group, Inc. (a)	2,600	59,878
SeaWorld Entertainment, Inc. (a)	16,300	814,022
Select Interior Concepts, Inc., Class A (a)	2,600	24,440
Service Corp. International/US	2,400	128,616
Six Flags Entertainment Corp. (a)	5,100	220,728
Starbucks Corp. (b)	21,900	2,448,639
Stride, Inc. (a)	100	3,213
Target Hospitality Corp. (a)	500	1,855
Universal Technical Institute, Inc. (a)	400	2,596
Vail Resorts, Inc.	1,300	411,476
Wingstop, Inc. (b)	600	94,578

		6,257,439

Consumer Products — 0.0%
Contra Restorbio, Inc. (a)	1,142	0
elf Beauty, Inc. (a)	2,800	75,992
RiceBran Technologies (a)	1,300	1,469

		77,461

Consumer Services — 0.0%
2U, Inc. (a)	15,200	633,384
American Public Education, Inc. (a)	400	11,336
Perdoceo Education Corp (a)	5,400	66,258
WW International, Inc. (a)	1,100	39,754

		750,732

Consumer Staple Products — 0.1%
AquaBounty Technologies, Inc. (a)	11,400	61,104
BellRing Brands, Inc., Class A (a)	1,700	53,278
Calyxt, Inc. (a)	200	804
Canopy Growth Corp. (a)	18,500	447,330
Cronos Group, Inc. (a)	12,300	105,780
Farmer Brothers Co. (a)	1,400	17,766
Hormel Foods Corp.	7,200	343,800
Hostess Brands, Inc. (a)	17,500	283,325
Kimberly-Clark Corp. (b)	2,700	361,206
Molson Coors Brewing Co., Class B (a),(b)	22,800	1,224,132
Mondelez International, Inc., Class A (b)	59,600	3,721,424
Nature’s Sunshine Products, Inc. (a)	1,300	22,581
SunOpta, Inc. (a)	3,000	36,720
Sysco Corp.	100	7,706
Tejon Ranch Co. (a)	1,600	24,336
Tilray, Inc., Class 2 (a)	11	199
Tootsie Roll Industries, Inc.	1,400	47,474
Vital Farms, Inc. (a)	100	1,996

		6,760,961

Distributors - Discretionary — 0.0%
KAR Auction Services, Inc. (a)	18,900	331,695

Diversified Financials — 0.1%
Corner Growth Acquisition Corp. 2 (a),(c)	375,000	3,776,250

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises, Inc. (a)	10,200	$80,376
Capstone Turbine Corp. (a)	1,052	5,912
Image Sensing Systems, Inc.	1,100	7,480
LSI Industries, Inc.	1,200	9,612
SMART Global Holdings, Inc. (a)	2,500	119,200

		222,580

Financial Services — 10.2%
26 Capital Acquisition Corp., Class A (a),(b),(c)	527,700	5,123,967
7GC & Co. Holdings, Inc. (a),(c)	436,939	4,426,192
ABG Acquisition Corp. (a),(b),(c)	300,000	2,955,000
ACRES Commercial Realty Corp. (a)	1,233	19,802
Adit EdTech Acquisition Corp. (a),(b)	214,900	2,151,149
AG Mortgage Investment Trust, Inc.	10,600	45,262
Air Lease Corp.	3,000	125,220
Alliance Data Systems Corp.	2,529	263,497
Alpha Capital Acquisition Co. (a),(b),(c)	417,953	4,221,325
Apollo Investment Corp.	7,600	103,740
Apollo Strategic Growth Capital (a),(c)	439,000	4,451,460
Apollo Strategic Growth Capital II (a),(b),(c)	450,000	4,500,000
ArcLight Clean Transition Corp. (a),(b),(c)	310,000	3,115,500
Ares Acquisition Corp. (a),(b),(c)	425,500	4,255,000
Ares Commercial Real Estate Corp. (a)	10,300	151,307
Arlington Asset Investment Corp., Class A	5,100	20,706
ARMOUR Residential REIT, Inc.	15,600	178,152
Athena Technology Acquisition Corp. (a),(b),(c)	81,000	807,570
Athlon Acquisition Corp. (a),(b),(c)	465,000	4,668,600
Atlas Crest Investment Corp. II (a),(b)	421,140	4,228,246
Austerlitz Acquisition Corp. II, Class A (a),(c)	465,000	4,524,450
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	5,329,500
B Riley Principal 250 Merger Corp. (a),(b),(c)	250,000	2,492,500
Bain Capital Specialty Finance, Inc.	1,900	29,070
Barings BDC, Inc.	4,300	45,408
BGC Partners, Inc., Class A	10,300	58,401
Biotech Acquisition Co. (a),(b),(c)	465,000	4,696,500
BlackRock Capital Investment Corp.	11,781	46,299
BlackRock TCP Capital Corp.	7,100	98,122
Blucora, Inc. (a)	3,200	55,392
BlueRiver Acquisition Corp. (a),(b),(c)	142,900	1,430,429
BrightSpire Capital, Inc.	5,600	52,640
Broadmark Realty Capital, Inc.	8,800	93,192
Broadscale Acquisition Corp. (a),(b),(c)	465,000	4,645,350
Capital Southwest Corp. (a)	3,200	74,336
Capstar Special Purpose Acquisition Corp., Class A (a),(b),(c)	499,718	4,892,239
Capstead Mortgage Corp.	12,400	76,136
Cartesian Growth Corp. (a),(b),(c)	394,700	3,939,106
Catalyst Partners Acquisition Corp. (a),(b),(c)	250,000	2,510,000
CC Neuberger Principal Holdings II, Class A (a),(b),(c)	465,000	4,598,850
CC Neuberger Principal Holdings III (a),(b),(c)	405,677	4,052,713
CF Acquisition Corp. (a),(b),(c)	1,225,000	12,301,300
CF Acquisition Corp. V, Class A (a),(c)	465,000	4,538,400
Cherry Hill Mortgage Investment Corp.	3,700	36,482
CHP Merger Corp., Class A(a),(b),(c)	465,000	4,626,750
Churchill Capital Corp. VI (a),(b),(c)	300,000	3,036,000
Churchill Capital Corp. VII (a),(b),(c)	164,831	1,649,958
Climate Real Impact Solutions II Acquisition Corp. (a),(b),(c)	407,004	4,118,880
Colicity, Inc. (a),(b),(c)	465,000	4,682,550
Colonnade Acquisition Corp. II (a),(b),(c)	310,000	3,081,400
Community Bankers Trust Corp.	700	7,938
Compute Health Acquisition Corp., Class A (a),(b),(c)	465,000	4,566,300
Consumer Portfolio Services, Inc. (a)	100	450

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Corner Growth Acquisition Corp. (a),(c)	375,000	$3,787,500
COVA Acquisition Corp. (a),(b),(c)	186,700	1,883,803
Cowen, Inc., Class A	5,900	242,195
Curo Group Holdings Corp.	1,100	18,700
DFP Healthcare Acquisitions Corp., Class A (a),(b),(c)	85,651	851,371
DiamondHead Holdings Corp. (a),(b),(c)	406,735	4,063,283
dMY Technology Group, Inc., Class A (a),(b),(c)	465,000	4,543,050
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,705,310
Dynex Capital, Inc.	2,800	52,248
E.Merge Technology Acquisition Corp., Class A (a),(b),(c)	620,000	6,051,200
ECP Environmental Growth Opportunities Corp. (a),(b),(c)	300,000	3,030,000
EJF Acquisition Corp. (a),(b),(c)	221,068	2,206,259
Elevate Credit, Inc. (a)	4,800	17,136
Ellington Residential Mortgage REIT	1,300	15,301
Elliott Opportunity II Corp. (a),(c)	375,000	3,753,750
Enova International, Inc. (a)	1,839	62,912
Entasis Therapeutics Holdings, Inc. (a)	2,300	6,141
Epiphany Technology Acquisition Corp. (a),(b),(c)	291,000	2,933,280
Executive Network Partnering Corp., Class A (a),(b),(c)	465,000	4,529,100
EZCORP, Inc., Class A (a)	3,700	22,311
Fidelity National Financial, Inc. (b)	11,217	487,491
Fidus Investment Corp.	3,300	56,100
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,377	2,978,801
Figure Acquisition Corp. (a),(b),(c)	355,047	3,678,287
FinServ Acquisition Corp. (a),(b),(c)	313,923	3,139,230
Fintech Evolution Acquisition Group (a),(b),(c)	310,000	3,093,800
First American Financial Corp.	10,700	667,145
FirstMark Horizon Acquisition Corp. (a),(c)	90,149	939,353
Forest Road Acquisition Corp. II (a),(b),(c)	310,000	3,110,850
Fortistar Sustainable Solutions Corp. (a),(b),(c)	208,700	2,145,436
Forum Merger IV Corp. (a),(b),(c)	310,000	3,096,900
Frontier Acquisition Corp. (a),(b),(c)	310,000	3,100,000
FS Development Corp., Class A (a),(b),(c)	470,475	4,704,750
FS KKR Capital Corp.	1,200	25,812
FTAC Hera Acquisition Corp. (a),(b),(c)	310,000	3,113,950
FTAC Parnassus Acquisition Corp. (a),(b),(c)	310,000	3,177,500
G Squared Ascend I, Inc. (a),(c)	250,000	2,512,500
G Squared Ascend II, Inc. (a),(c)	276,529	2,768,055
Gladstone Capital Corp.	1,800	20,574
Gladstone Investment Corp.	1,400	20,174
Global Synergy Acquisition Corp., Class A (a),(b),(c)	509,300	4,940,210
GO Acquisition Corp., Class A (a),(b),(c)	465,000	4,547,700
Golub Capital BDC, Inc.	10,600	163,452
Gores Guggenheim, Inc. (a),(b),(c)	283,700	2,839,837
Gores Holdings VIII, Inc. (a),(b),(c)	310,000	3,093,800
Gores Metropoulos II, Inc. (a),(b),(c)	346,655	3,522,015
Gores Technology Partners II, Inc. (a),(b),(c)	308,094	3,127,154
Gores Technology Partners, Inc. (a),(b),(c)	211,498	2,163,625
Granite Point Mortgage Trust, Inc.	6,800	100,300
Great Ajax Corp.	1,400	18,172
Great Elm Capital Corp.	4,623	16,227
Greenhill & Co., Inc.	1,400	21,784
HealthCor Catalio Acquisition Corp., Class A (a),(b),(c)	480,000	4,728,000
Hercules Capital, Inc.	9,700	165,482
HIG Acquisition Corp., Class A (a),(c)	465,000	4,515,150
Horizon Technology Finance Corp.	2,500	43,175
Hudson Executive Investment Corp. II (a),(b),(c)	504,448	4,898,190
Independence Holdings Corp. (a),(b),(c)	162,100	1,621,000
InterPrivate II Acquisition Corp. (a),(b),(c)	269,479	2,686,706
Invesco Mortgage Capital, Inc.	63,700	248,430
Investar Holding Corp.	51	1,164
Jaws Hurricane Acquisition Corp. (a),(b),(c)	262,600	2,641,756

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Jaws Juggernaut Acquisition Corp. (a),(c)	328,200	$3,301,692
Jaws Mustang Acquisition Corp., Class A (a),(c)	380,700	3,715,632
Kensington Capital Acquisition Corp. (a),(b),(c)	259,162	2,695,285
Khosla Ventures Acquisition Co. (a),(b),(c)	103,159	1,020,242
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	495,100	4,903,341
Kismet Acquisition Three Corp. (a),(b),(c)	308,419	3,081,106
KKR Acquisition Holdings I Corp. (a),(b),(c)	465,000	4,668,600
Ladder Capital Corp.	3,400	39,236
Landcadia Holdings IV, Inc. (a),(b),(c)	465,000	4,626,750
Lazard Growth Acquisition Corp. (a),(b),(c)	450,000	4,500,000
LDH Growth Corp. (a),(b),(c)	310,000	3,100,000
Lead Edge Growth Opportunities Ltd. (a),(b),(c)	434,621	4,346,210
LendingClub Corp. (a)	21,300	386,169
LendingTree, Inc. (a)	2,200	466,136
Leo Holdings III Corp. (a),(c)	79,412	800,473
Lifesci Acquisition II Corp. (a),(b)	50,200	502,000
Live Oak Mobility Acquisition Corp. (a),(b),(c)	310,000	3,112,400
Logan Ridge Financial Corp. (a)	383	9,521
Logistics Innovation Technologies Corp. (a),(c)	305,914	3,043,844
Longview Acquisition Corp. (a),(b),(c)	370,200	3,731,616
Marlin Business Services Corp.	700	15,932
Marlin Technology Corp., Class A (a),(b),(c)	619,998	6,001,581
Mason Industrial Technology, Inc. (a),(b),(c)	465,000	4,682,550
Medallion Financial Corp. (a)	1,000	8,860
MFA Financial, Inc. (b)	87,400	401,166
Moringa Acquisition Corp., Class A (a),(c)	300,000	2,895,000
Motive Capital Corp. (a),(b),(c)	363,900	3,653,556
MSD Acquisition Corp. (a),(b),(c)	324,154	3,273,955
New Mountain Finance Corp.	6,900	90,873
New Residential Investment Corp.	13,200	139,788
New York Mortgage Trust, Inc.	23,900	106,833
Newtek Business Services Corp.	1,200	41,904
Nexpoint Real Estate Finance, Inc.	1,000	20,890
NightDragon Acquisition Corp., Class A (a),(c)	465,000	4,614,959
Noble Rock Acquisition Corp., Class A (a),(b),(c)	600,000	5,802,000
North Mountain Merger Corp., Class A (a),(b),(c)	465,000	4,524,450
Northern Genesis Acquisition Corp. III, Class A (a),(c)	465,000	4,435,667
Northern Star Investment Corp. III (a),(b),(c)	310,000	3,100,000
Northern Star Investment Corp. IV (a),(b),(c)	310,000	3,100,000
Novus Capital Corp. II (a),(b),(c)	364,199	3,685,694
Oaktree Specialty Lending Corp.	10,500	70,245
OCA Acquisition Corp., Class A (a),(b),(c)	467,500	4,632,925
Ocwen Financial Corp. (a)	794	24,598
Omega Alpha SPAC, Class A (a),(b),(c)	136,000	1,353,200
One Equity Partners Open Water I Corp. (a),(b),(c)	430,200	4,302,000
OneMain Holdings, Inc. (a)	11,200	670,992
Oppenheimer Holdings, Inc., Class A	100	5,084
Orchid Island Capital, Inc.	19,700	102,243
Orion Acquisition Corp. (a),(c)	249,194	2,472,004
Osiris Acquisition Corp. (a),(b),(c)	243,900	2,419,488
Oxford Square Capital Corp.	5,800	28,478
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,100,000
Pathfinder Acquisition Corp. (a),(b),(c)	450,000	4,473,000
Paysign, Inc. (a)	700	2,226
PennantPark Floating Rate Capital Ltd.	4,600	58,512
Periphas Capital Partnering Corp. (a),(b),(c)	186,025	4,639,463
Pivotal Investment Corp. III (a),(b),(c)	300,000	3,000,000
PJT Partners, Inc., Class A	700	49,966
Plum Acquisition Corp. I (a),(b),(c)	310,000	3,069,000
Poema Global Holdings Corp. (a),(b),(c)	465,000	4,696,500
Pontem Corp. (a),(b),(c)	465,000	4,654,650
Post Holdings Partnering Corp. (a),(b),(c)	203,300	2,112,287

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Powered Brands, Class A (a),(c)	465,000	$4,519,800
PROG Holdings, Inc. (a),(b)	4,900	235,837
PropTech Investment Corp. (a),(b),(c)	126,993	1,275,010
Ready Capital Corp.	6,726	106,742
RedBall Acquisition Corp. (a),(b),(c)	465,000	4,543,050
Regional Management Corp.	100	4,654
Reinvent Technology Partners Y (a),(b),(c)	465,000	4,691,850
Revolution Healthcare Acquisition Corp. (a),(b),(c)	465,000	4,663,950
Safeguard Scientifics, Inc. (a)	300	2,328
Saratoga Investment Corp.	400	10,748
Science Strategic Acquisition Corp. Alpha (a),(b),(c)	465,000	4,622,100
Sculptor Capital Management, Inc.	2,000	49,180
Senior Connect Acquisition Corp. (a),(b),(c)	310,000	3,137,200
Shelter Acquisition Corp. I (a),(c)	375,000	3,748,389
Silver Spike Acquisition Corp. (a),(b),(c)	310,000	3,121,700
Sixth Street Specialty Lending, Inc. (a)	2,800	62,132
Skydeck Acquisition Corp. (a),(b),(c)	243,900	2,439,000
Slam Corp. (a),(b),(c)	449,298	4,483,994
SLM Corp.	15,000	314,100
Smartrent.Com, LLC (a),(d)	400,000	4,530,080
Solar Capital Ltd.	2,500	46,600
Spartan Acquisition Corp. (a),(b),(c)	450,000	4,527,000
Stellus Capital Investment Corp. (a)	800	10,072
Supernova Partners Acquisition Co. II Ltd. (a),(b),(c)	464,838	4,639,083
SuRo Capital Corp. (a)	5,316	71,713
SVF Investment Corp. 2 (a),(b),(c)	310,000	3,084,500
SVF Investment Corp. 3 (a),(b),(c)	310,000	3,081,400
Tailwind International Acquisition Corp. (a),(b),(c)	300,000	3,000,000
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,231,532
Tekkorp Digital Acquisition Corp. (a),(b),(c)	423,000	4,335,750
Thunder Bridge Capital Partners III, Inc. (a),(b),(c)	198,200	1,980,018
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,303,008
TPG RE Finance Trust, Inc.	4,500	60,525
Trebia Acquisition Corp., Class A (a),(b),(c)	465,000	4,603,500
Trepont Acquisition Corp. I, Class A (a),(b),(c)	465,000	4,598,850
TriplePoint Venture Growth BDC Corp.	3,500	53,165
Turmeric Acquisition Corp. (a),(b),(c)	202,705	2,102,051
Two Harbors Investment Corp.	60,200	455,112
TZP Strategies Acquisition Corp. (a),(b),(c)	447,500	4,466,050
Vector Acquisition Corp. II, Class A (a),(c)	515,579	5,119,699
Virgin Group Acquisition Corp. II (a),(b),(c)	310,000	3,106,200
Vy Global Growth (a),(b),(c)	255,263	2,641,972
Vy Global Growth, Class A (a),(b),(c)	219,113	2,180,174
Warburg Pincus Capital Corp. I-A (a),(b),(c)	310,000	3,090,700
Warburg Pincus Capital Corp. I-B (a),(b),(c)	310,000	3,075,200
Western Asset Mortgage Capital Corp.	13,300	43,225
WhiteHorse Finance, Inc.	1,800	26,820
WisdomTree Investments, Inc.	1,500	9,300
Yucaipa Acquisition Corp., Class A (a),(b),(c)	465,000	4,589,550

		527,591,008

Financials — 0.0%
Franklin Financial Services Corp.	25	800
Select Bancorp, Inc. (a)	100	1,596

		2,396

Gaming, Lodging & Restaurants — 0.1%
Cracker Barrel Old Country Store, Inc.	3,000	445,380
Everi Holdings, Inc. (a)	19,300	481,342
International Game Technology plc (a)	30,700	735,572
J Alexander’s Holdings, Inc. (a)	500	5,820
Noodles & Co. (a)	3,900	48,672

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Red Rock Resorts, Inc., Class A (a)	6,600	$280,500
Scientific Games Corp., Class A (a)	4,400	340,736
Wendy’s Co.	35,400	829,068

		3,167,090

Hardware — 0.1%
Airgain, Inc. (a)	1,000	20,620
Anterix, Inc. (a)	2,200	131,978
Casa Systems, Inc. (a)	5,200	46,124
Clearfield, Inc. (a)	100	3,745
Dell Technologies Inc., Class C (a),(b)	13,030	1,298,700
Dolby Laboratories, Inc., Class A	1,500	147,435
Extreme Networks, Inc. (a)	23,200	258,912
InterDigital, Inc.	1,700	124,151
NETGEAR, Inc. (a)	2,200	84,304
PagerDuty, Inc. (a)	12,900	549,282
PlayAGS, Inc. (a)	6,200	61,380
Pure Storage, Inc., Class A (a)	39,200	765,576
Sonos, Inc. (a)	27,400	965,302
Stratasys Ltd. (a)	14,300	369,798
ViaSat, Inc. (a)	2,000	99,680
Vishay Precision Group, Inc. (a)	700	23,828
Vocera Communications, Inc. (a)	5,000	199,250
VOXX International Corp. (a)	1,600	22,416
Xerox Holdings Corp.	34,300	805,707

		5,978,188

Health Care — 1.8%
89bio, Inc. (a)	1,800	33,660
9 Meters Biopharma, Inc. (a)	32,300	35,530
Abbott Laboratories (b)	36,500	4,231,445
AbbVie, Inc. (b)	27,160	3,059,302
ABIOMED, Inc. (a)	900	280,899
Accelerate Diagnostics, Inc. (a)	1,800	14,508
Accuray, Inc. (a)	14,700	66,444
Aclaris Therapeutics, Inc. (a)	800	14,048
Acorda Therapeutics, Inc. (a)	34	162
Adicet Bio, Inc. (a)	1,842	18,954
Adverum Biotechnologies, Inc. (a)	17,800	62,300
Aerie Pharmaceuticals, Inc. (a)	4,400	70,444
Agenus, Inc. (a)	200	1,098
Aileron Therapeutics, Inc. (a)	2,300	2,875
Akero Therapeutics, Inc. (a)	2,700	66,987
Albireo Pharma, Inc. (a)	3,000	105,540
Aldeyra Therapeutics, Inc. (a)	12,600	142,758
Alector, Inc. (a)	2,200	45,826
Align Technology, Inc. (a)	500	305,500
Alkermes plc (a)	2,000	49,040
Allakos, Inc. (a)	300	25,611
Alphatec Holdings, Inc. (a)	10,000	153,200
Alpine Immune Sciences, Inc. (a)	1,400	12,600
Amedisys, Inc. (a)	1,300	318,409
American Well Corp., Class A (a)	3,100	38,998
Amgen, Inc. (b)	12,000	2,925,000
Amicus Therapeutics, Inc. (a)	15,500	149,420
AnaptysBio, Inc. (a)	3,500	90,755
AngioDynamics, Inc. (a)	1,200	32,556
ANI Pharmaceuticals, Inc. (a)	700	24,535
Anika Therapeutics, Inc. (a)	1,600	69,264
Anixa Biosciencies, Inc. (a)	438	1,699
Antares Pharma, Inc. (a)	21,100	91,996
Anthem, Inc. (b)	3,200	1,221,760

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a),(b)	9,600	$606,720
Applied Genetic Technologies Corp. (a)	1,900	7,429
Aptinyx, Inc. (a)	7,500	21,225
Aravive, Inc. (a)	4,400	26,312
Arbutus Biopharma Corp. (a)	5,700	17,271
Arcturus Therapeutics Holdings Co. (a)	5,700	192,888
Arcus Biosciences, Inc. (a)	7,600	208,696
Arcutis Biotherapeutics, Inc. (a)	700	19,103
Ardelyx, Inc. (a)	4,600	34,868
Arvinas Holding Co. LLC (a)	6,000	462,000
Assembly Biosciences, Inc. (a)	8,800	34,144
Atara Biotherapeutics, Inc. (a)	12,300	191,265
aTyr Pharma, Inc. (a)	2,000	9,760
AVEO Pharmaceuticals, Inc. (a)	3,800	25,042
Avid Bioservices, Inc. (a)	1,200	30,780
Avrobio, Inc. (a)	1,400	12,446
Axogen, Inc. (a)	1,400	30,254
Bausch Health Cos., Inc. (a)	12,400	363,568
Baxter International, Inc. (b)	30,200	2,431,100
Beam Therapeutics, Inc. (a)	200	25,742
Berkeley Lights, Inc. (a)	2,400	107,544
Beyond Air, Inc. (a)	4,800	31,104
BioCryst Pharmaceuticals, Inc. (a)	11,700	184,977
BioDelivery Sciences International, Inc. (a)	10,400	37,232
BioMarin Pharmaceutical, Inc. (a)	3,000	250,320
Bioxcel Therapeutics, Inc. (a)	500	14,530
Black Diamond Therapeutics, Inc. (a)	800	9,752
Boston Scientific Corp. (a)	48,100	2,056,756
BrainStorm Cell Therapeutics, Inc. (a)	100	380
Brickell Biotech, Inc. (a)	1,500	1,427
Bridgebio Pharma, Inc. (a)	1,700	103,632
Brookdale Senior Living, Inc.	11,409	90,131
Calithera Biosciences, Inc. (a)	100	209
Cara Therapeutics, Inc. (a)	5,300	75,631
Cardiff Oncology, Inc. (a)	8,200	54,530
CareDx, Inc. (a)	6,000	549,120
Castle Biosciences, Inc. (a)	600	43,998
Catalyst Biosciences, Inc. (a)	2,300	9,959
Catalyst Pharmaceuticals, Inc. (a)	10,800	62,100
Celldex Therapeutics, Inc. (a)	3,334	111,489
Cerecor, Inc. (a)	19,400	63,438
Cerus Corp. (a)	4,500	26,595
Checkpoint Therapeutics, Inc. (a)	4,300	12,685
Chimerix, Inc. (a)	14,700	117,600
Chinook Therapeutics, Inc. (a)	2,820	39,818
Clearside Biomedical, Inc. (a)	12,600	61,362
Collegium Pharmaceutical, Inc. (a)	400	9,456
Community Health Systems, Inc. (a)	27,700	427,688
Concert Pharmaceuticals, Inc. (a)	1,600	6,752
Conformis, Inc. (a)	17,900	20,585
Cooper Cos., Inc. (The)	3,100	1,228,437
CorMedix, Inc. (a)	2,500	17,150
Corvus Pharmaceuticals, Inc. (a)	4,400	11,748
Crinetics Pharmaceuticals, Inc. (a)	600	11,310
CryoLife, Inc. (a)	100	2,840
CTI BioPharma Corp. (a)	18,100	45,250
Cue Biopharma, Inc. (a)	5,200	60,580
Cutera, Inc. (a)	3,900	191,217
Cyclerion Therapeutics, Inc. (a)	5,200	20,280
Cymabay Therapeutics, Inc. (a)	11,300	49,268
Cytokinetics, Inc. (a)	15,300	302,787
CytomX Therapeutics, Inc. (a)	4,400	27,852

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
CytoSorbents Corp. (a)	4,400	$33,220
Delcath Systems, Inc. (a)	600	7,566
Denali Therapeutics, Inc. (a)	7,200	564,768
DENTSPLY SIRONA, Inc.	1,900	120,194
Dicerna Pharmaceuticals, Inc. (a)	4,000	149,280
Durect Corp. (a)	17,000	27,710
Dyadic International, Inc. (a)	100	359
Dynavax Technologies Corp. (a)	6,900	67,965
Eagle Pharmaceuticals, Inc.	200	8,560
Editas Medicine, Inc. (a)	13,200	747,648
Edwards Lifesciences Corp. (a)	1,300	134,641
Eiger BioPharmaceuticals, Inc. (a)	2,900	24,708
Electromed, Inc. (a)	100	1,130
Eledon Pharmaceuticals, Inc. (a)	1,500	11,865
Eloxx Pharmaceuticals, Inc. (a)	2,100	4,179
Emergent BioSolutions, Inc. (a)	2,900	182,671
Enanta Pharmaceuticals, Inc. (a)	1,800	79,218
Envista Holdings Corp. (a)	600	25,926
Enzo Biochem, Inc. (a)	700	2,219
Establishment Labs Holdings, Inc. (a)	900	78,606
Exelixis, Inc. (a)	14,900	271,478
EyeGate Pharmaceuticals, Inc. (a)	600	2,184
Fate Therapeutics, Inc. (a)	13,000	1,128,270
FibroGen, Inc. (a)	3,100	82,553
Five Star Senior Living, Inc. (a)	200	1,152
Flexion Therapeutics, Inc. (a)	10,900	89,707
Fluidigm Corp. (a)	2,800	17,248
FONAR Corp. (a)	500	8,840
Fortress Biotech, Inc. (a)	2,700	9,639
Frequency Therapeutics, Inc. (a)	2,400	23,904
G1 Therapeutics, Inc. (a)	8,900	195,266
Genocea Biosciences, Inc. (a)	6,000	14,040
Globus Medical, Inc., Class A (a)	2,000	155,060
GlycoMimetics, Inc. (a)	9,200	21,344
Gossamer Bio, Inc. (a)	6,800	55,216
Gritstone Oncology, Inc. (a)	6,100	55,693
Haemonetics Corp. (a)	400	26,656
Halozyme Therapeutics, Inc. (a)	2,500	113,525
Hancock Jaffe Laboratories, Inc. (a)	40	275
Hanger, Inc. (a)	100	2,528
Harpoon Therapeutics, Inc. (a)	400	5,548
Harrow Health, Inc. (a)	4,300	39,947
Harvard Bioscience, Inc. (a)	4,300	35,819
Hologic, Inc. (a),(b)	14,500	967,440
Hookipa Pharma, Inc. (a)	100	916
iCAD, Inc. (a)	1,800	31,158
Ideaya Biosciences, Inc. (a)	2,200	46,178
Idera Pharmaceuticals, Inc. (a)	10,400	12,480
Illumina, Inc. (a)	1,900	899,099
ImmunoGen, Inc. (a)	43,900	289,301
Immunovant, Inc. (a)	15,500	163,835
Infinity Pharmaceuticals, Inc. (a)	19,500	58,305
InfuSystem Holdings, Inc. (a)	1,400	29,106
Inmode Ltd. (a)	8,400	795,312
Inogen, Inc. (a)	1,700	110,789
Inotiv, Inc. (a)	800	21,344
Insmed, Inc. (a)	1,200	34,152
Intellia Therapeutics, Inc. (a)	10,100	1,635,291
Intercept Pharmaceuticals, Inc. (a),(b)	7,200	143,784
Intersect ENT, Inc. (a)	3,100	52,979
Intuitive Surgical, Inc. (a)	2,100	1,931,244
Invacare Corp. (a)	3,400	27,438

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (a)	5,400	$215,406
IQVIA Holdings, Inc. (a)	1,900	460,408
iRhythm Technologies, Inc. (a)	2,500	165,875
iTeos Therapeutics, Inc. (a)	100	2,565
IVERIC bio, Inc. (a)	3,800	23,978
Johnson & Johnson (b)	56,500	9,307,810
Joint Corp. (The) (a)	2,500	209,800
Jounce Therapeutics, Inc. (a)	4,000	27,200
Kadmon Holdings, Inc. (a)	7,800	30,186
Kaleido Biosciences, Inc. (a)	1,000	7,440
Karyopharm Therapeutics, Inc. (a)	14,500	149,640
Kezar Life Sciences, Inc. (a)	3,200	17,376
Kindred Biosciences, Inc. (a)	4,600	42,182
Kiniksa Pharmaceuticals Ltd., Class A (a)	2,000	27,860
Kintara Therapeutics, Inc. (a)	100	214
Kodiak Sciences, Inc. (a)	1,100	102,300
Kura Oncology, Inc. (a)	12,200	254,370
La Jolla Pharmaceutical Co. (a)	423	1,810
Lantheus Holdings, Inc. (a)	1,200	33,168
Larimar Therapeutics, Inc. (a)	133	1,306
Leap Therapeutics, Inc. (a)	7,401	12,138
LeMaitre Vascular, Inc.	1,200	73,224
Lexicon Pharmaceuticals, Inc. (a)	8,500	39,015
Lineage Cell Therapeutics, Inc. (a)	28,600	81,510
LivaNova PLC (a)	2,900	243,919
Longeveron, Inc. (a)	400	3,252
Luminex Corp.	300	11,040
Lyra Therapeutics, Inc. (a)	400	3,212
MacroGenics, Inc. (a)	5,900	158,474
Madrigal Pharmaceuticals, Inc. (a)	1,200	116,892
Magenta Therapeutics, Inc. (a)	3,600	35,208
MannKind Corp. (a)	23,771	129,552
Marinus Pharmaceuticals, Inc. (a)	1,625	29,153
Marker Therapeutics, Inc. (a)	18,200	50,778
Matinas BioPharma Holdings, Inc. (a)	7,600	5,889
MEDNAX, Inc. (a)	800	24,120
Medtronic plc (b)	58,200	7,224,366
MEI Pharma, Inc. (a)	10,400	29,640
Merck & Co., Inc. (b)	129,900	10,102,323
Merit Medical Systems, Inc. (a)	500	32,330
Merrimack Pharmaceuticals, Inc. (a)	600	3,834
Mersana Therapeutics, Inc. (a)	9,800	133,084
Metacrine, Inc. (a)	500	1,900
Milestone Pharmaceuticals, Inc. (a)	1,200	6,600
Minerva Neurosciences, Inc. (a)	3,674	8,524
Mirum Pharmaceuticals, Inc. (a)	800	13,832
Moderna, Inc. (a)	2,750	646,195
Molecular Templates, Inc. (a)	5,728	44,793
Mustang Bio, Inc. (a)	19,000	63,080
Myriad Genetics, Inc. (a)	6,900	211,002
NanoString Technologies, Inc. (a)	6,000	388,740
Natera, Inc. (a)	10,700	1,214,771
Navidea Biopharmaceuticals, Inc. (a)	2,279	4,171
Nektar Therapeutics (a)	100	1,716
Neoleukin Therapeutics, Inc. (a)	200	1,846
Neubase Therapeutics, Inc. (a)	3,500	16,765
Neuronetics, Inc. (a)	3,300	52,866
NextCure, Inc. (a)	1,600	12,848
NGM Biopharmaceuticals, Inc. (a)	300	5,916
Novocure Ltd. (a),(b)	5,500	1,220,010
NuVasive, Inc. (a)	6,200	420,236
Ocular Therapeutix, Inc. (a)	16,700	236,806

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Odonate Therapeutics, Inc. (a)	8,000	$27,920
Omeros Corp.	1,300	19,292
Omthera Pharmaceutical, Inc. (a)	700	0
Oncocyte Corp. (a)	11,400	65,436
OncoSec Medical, Inc. (a)	2,800	7,868
Oncternal Therapeutics, Inc. (a)	800	3,800
Organogenesis Holdings, Inc . (a)	12,900	214,398
Orthofix Medical, Inc. (a)	900	36,099
Otonomy, Inc. (a)	8,200	18,286
Outlook Therapeutics, Inc. (a)	13,100	32,619
Ovid therapeutics, Inc. (a)	6,600	25,806
Pacific Biosciences of California, Inc. (a)	3,600	125,892
Pacira BioSciences, Inc. (a)	5,200	315,536
Palatin Technologies, Inc. (a)	2,600	1,586
Paratek Pharmaceuticals, Inc. (a)	9,300	63,426
Pennant Group, Inc. (The) (a)	100	4,090
Personalis, Inc. (a)	9,600	242,880
Pfizer, Inc. (b)	264,200	10,346,072
Phathom Pharmaceuticals, Inc. (a)	100	3,385
Phio Pharmaceuticals Corp. (a)	500	1,130
Plus Therapeutics, Inc. (a)	3,000	7,680
PLx Pharma, Inc. (a)	4,700	64,860
PolarityTE, Inc. (a)	801	817
PPD, Inc. (a)	13,100	603,779
PRA Health Sciences, Inc. (a)	10,500	1,734,705
Precigen, Inc. (a)	7,100	46,292
Precision BioSciences, Inc. (a)	400	5,008
Protagonist Therapeutics, Inc. (a)	4,600	206,448
Protara Therapeutics, Inc. (a)	900	8,766
Puma Biotechnology, Inc. (a)	3,000	27,540
Quanterix Corp. (a)	700	41,062
Quest Diagnostics, Inc.	3,700	488,289
Quotient Ltd. (a)	10,500	38,220
Radius Health, Inc. (a)	3,500	63,840
RadNet, Inc. (a)	3,000	101,070
RAPT Therapeutics, Inc. (a)	2,600	82,654
REGENXBIO, Inc. (a)	100	3,885
Replimune Group, Inc. (a)	4,700	180,574
Repro-Med Systems, Inc. (a)	100	463
Rigel Pharmaceuticals, Inc. (a)	32,000	138,880
Rocket Pharmaceuticals, Inc. (a)	3,600	159,444
Sage Therapeutics, Inc. (a),(b)	2,900	164,749
Sangamo BioSciences, Inc. (a)	20,100	240,597
Satsuma Pharmaceuticals, Inc. (a)	2,400	16,920
Savara, Inc. (a)	12,200	20,740
SCYNEXIS, Inc. (a)	4,500	33,120
SeaSpine Holdings Corp. (a)	2,400	49,224
Seelos Therapeutics, Inc. (a)	17,600	46,464
Selecta Biosciences, Inc. (a)	24,400	101,992
Sensei Biotherapeutics, Inc. (a)	300	2,928
Seres Therapeutics, Inc. (a)	200	4,770
Sesen Bio, Inc. (a)	37,832	174,784
SI-BONE, Inc. (a)	3,500	110,145
Sientra, Inc. (a)	11,400	90,744
Silk Road Medical, Inc. (a)	200	9,572
Sio Gene Therapies, Inc. (a)	7,000	19,110
Soleno Therapeutics, Inc. (a)	9,600	10,944
Solid Biosciences, Inc. (a)	23,300	85,278
Soliton, Inc. (a)	4,600	103,454
Spectrum Pharmaceuticals, Inc. (a)	27,900	104,625
STAAR Surgical Co. (a)	1,000	152,500
Stereotaxis, Inc. (a)	1,600	15,424

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
STERIS PLC	95	$19,599
Stoke Therapeutics, Inc. (a)	500	16,830
Strongbridge Biopharma plc (a)	4,700	13,959
Supernus Pharmaceuticals, Inc. (a)	2,100	64,659
Surmodics, Inc. (a)	500	27,125
Sutro Biopharma, Inc. (a)	1,100	20,449
Syndax Pharmaceuticals, Inc. (a)	7,700	132,209
Syros Pharmaceuticals, Inc. (a)	7,400	40,330
Talaris Therapeutics, Inc. (a)	100	1,469
TCR2 Therapeutics, Inc. (a)	5,200	85,332
Tela Bio, Inc. (a)	400	6,444
Tivity Health, Inc. (a)	4,700	123,657
Tracon Pharmaceuticals, Inc. (a)	3,400	22,066
Translate Bio, Inc. (a)	4,100	112,914
Tricida, Inc. (a)	6,100	26,352
Triple-S Management Corp., Class B (a)	1,050	23,384
Turning Point Therapeutics, Inc. (a)	700	54,614
Tyme Technologies, Inc. (a)	300	378
Ultragenyx Pharmaceutical, Inc.	1,200	114,420
UNITY Biotechnology, Inc. (a)	600	2,784
Vanda Pharmaceuticals, Inc. (a)	5,800	124,758
Vapotherm, Inc. (a)	1,400	33,096
Varex Imaging Corp. (a)	400	10,728
Venus Concept, Inc. (a)	500	1,555
Veracyte, Inc. (a)	1,900	75,962
Verastem, Inc. (a)	35,200	143,264
Vericel Corp. (a)	1,000	52,500
Veru, Inc. (a)	1,400	11,298
ViewRay, Inc. (a)	22,100	145,860
Viking Therapeutics, Inc. (a)	16,100	96,439
Virios Therapeutics, Inc. (a)	300	1,887
VistaGen Therapeutics, Inc. (a)	9,800	30,870
Voyager Therapeutics, Inc. (a)	2,200	9,086
Xencor, Inc. (a)	100	3,449
Xenon Pharmaceuticals, Inc. (a)	700	13,034
Y-mAbs Therapeutics, Inc. (a)	2,500	84,500
Zentalis Pharmaceuticals, Inc. (a)	300	15,960
Zimmer Biomet Holdings, Inc. (b)	17,600	2,830,432
ZIOPHARM Oncology, Inc. (a)	15,000	39,600
Zymeworks, Inc. (a)	2,100	72,849
Zynerba Pharmaceuticals, Inc. (a)	900	4,761

		92,966,938

Home & Office Products — 0.0%
ACCO Brands Corp.	4,200	36,246
Armstrong Flooring, Inc. (a)	3,700	22,903
Tempur Sealy International, Inc.	5,600	219,464

		278,613

Industrial Products — 0.1%
A. O. Smith Corp.	600	43,236
AAR Corp. (a)	4,900	189,875
Acuity Brands, Inc.	300	56,109
Advanced Emissions Solutions, Inc. (a)	4,100	30,381
Aerojet Rocketdyne Holdings, Inc. (a)	4,731	228,460
AGCO Corp.	100	13,038
Allegion PLC	6,000	835,800
Allied Motion Technologies, Inc.	50	1,727
Allison Transmission Holdings, Inc.	700	27,818
Astronics Corp. (a)	3,200	56,032
Atkore International Group, Inc. (a)	200	14,200
AZZ, Inc.	100	5,178

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bel Fuse, Inc., Class B	100	$1,440
Blue Bird Corp. (a)	1,000	24,860
Caterpillar, Inc.	600	130,578
ChargePoint Holdings, Inc. (a)	1,700	59,058
Cognex Corp.	700	58,835
Columbus McKinnon Corp.	600	28,944
Commercial Vehicle Group, Inc. (a)	5,400	57,402
Core Molding Technologies, Inc. (a)	300	4,629
Crane Co.	2,000	184,740
Donaldson Co., Inc.	300	19,059
Ducommun, Inc. (a)	200	10,912
Flowserve Corp.	5,200	209,664
Gates Industrial Corp. plc (a)	6,900	124,683
Graco, Inc.	700	52,990
GrafTech International Ltd.	23,100	268,422
Graham Corp.	400	5,504
Hexcel Corp. (a)	6,899	430,498
Honeywell International, Inc.	1,400	307,090
Howmet Aerospace, Inc. (a)	5	172
Ichor Holdings Ltd. (a)	1,600	86,080
Intevac, Inc.	200	1,348
ITT, Inc.	1,000	91,590
Kaman Corp.	200	10,080
Kimball Electronics, Inc. (a)	400	8,696
LB Foster Co., Class A (a)	600	11,184
Lockheed Martin Corp.	100	37,695
Manitowoc Co., Inc. (The) (a)	100	2,450
nLight, Inc. (a)	200	7,256
NN, Inc. (a)	6,200	45,570
nVent Electric plc	5,000	156,200
Oshkosh Corp.	1,000	124,640
Park Aerospace Corp.	100	1,490
Powell Industries, Inc.	500	15,475
Proto Labs, Inc. (a)	3,800	348,840
Ranpak Holdings Corp. (a)	4,100	102,623
Rekor Systems, Inc. (a)	700	7,112
REV Group, Inc.	600	9,414
Spirit AeroSystems Holdings, Inc., Class A	19,500	920,205
Triumph Group, Inc.	7,500	155,625
Welbilt, Inc. (a)	5,600	129,640
Westinghouse Air Brake Technologies Corp.	25	2,057

		5,756,604

Industrial Services — 0.3%
Alta Equipment Group, Inc. (a)	400	5,316
Atlas Corp.	700	9,975
Barrett Business Services, Inc.	400	29,044
BGSF, Inc.	698	8,613
Brady Corp., Class A	100	5,604
CAI International, Inc.	2,300	128,800
Canadian National Railway Co. (b)	20,200	2,131,504
Canadian Pacific Railway Ltd. (b)	45,870	3,527,862
CBIZ, Inc. (a)	100	3,277
Civeo Corp. (a)	725	12,905
Concrete Pumping Holdings, Inc. (a)	2,500	21,175
CoreCivic, Inc. (a)	600	6,282
CorVel Corp. (a)	400	53,720
Covenant Transportation Group, Inc., Class A (a)	1,300	26,884
CRA International, Inc.	400	34,240
CSX Corp. (b)	93,400	2,996,272
Daseke, Inc. (a)	8,900	57,672
Douglas Dynamics, Inc.	100	4,051

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
DXP Enterprises, Inc. (a)	300	$9,990
Eagle Bulk Shipping, Inc. (a)	2,397	113,426
Echo Global Logistics, Inc. (a)	200	6,148
Emerald Holding, Inc. (a)	2,200	11,858
Fluor Corp. (a)	22,100	391,170
Franklin Covey Co. (a)	500	16,175
FTI Consulting, Inc. (a)	3,800	519,118
GEE Group, Inc. (a)	2,900	1,662
Genasys, Inc. (a)	100	548
Genco Shipping & Trading Ltd.	9,200	173,696
H&E Equipment Services, Inc.	3,500	116,445
H&R Block, Inc.	300	7,044
Hackett Group, Inc.	2,000	36,040
Heartland Express, Inc.	3,700	63,381
Herc Holdings, Inc. (a)	654	73,294
Hub Group, Inc., Class A (a)	300	19,794
Information Services Group, Inc.	400	2,340
Infrastructure and Energy Alternatives, Inc. (a)	500	6,430
Insperity, Inc.	800	72,296
Iteris, Inc. (a)	2,000	13,300
Kansas City Southern	500	141,685
Kelly Services, Inc., Class A (a)	100	2,397
Limbach Holdings, Inc. (a)	1,300	12,038
Macquarie Infrastructure Corp. (a)	8,300	317,641
Manpowergroup, Inc.	1,200	142,692
Marten Transport Ltd.	4,299	70,890
Mistras Group, Inc. (a)	1,700	16,711
Navigator Holdings Ltd.	200	2,190
Norfolk Southern Corp.	2,000	530,820
Orion Group Holdings, Inc. (a)	2,900	16,675
Overseas Shipholding Group, Inc., Class A (a)	1,500	3,135
Quad/Graphics, Inc. (a)	8,700	36,105
R1 RCM, Inc. (a)	1,700	37,808
Radiant Logistics, Inc. (a)	3,800	26,334
Resideo Technologies, Inc. (a)	11,900	357,000
Resources Connection, Inc.	1,700	24,412
Ritchie Bros Auctioneers, Inc.	800	47,424
Rollins, Inc.	200	6,829
RR Donnelley & Sons Co. (a)	15,866	99,638
Schneider National, Inc., Class B	100	2,177
Sharps Compliance Corp. (a)	700	7,210
ShotSpotter, Inc. (a)	600	29,262
Sterling Construction Co., Inc. (a)	3,500	84,455
Titan Machinery, Inc. (a)	3,800	117,572
Transcat, Inc. (a)	200	11,302
TriNet Group, Inc. (a)	3,500	253,680
Triton International Ltd.	2,000	104,680
Tutor Perini Corp. (a)	6,400	88,640
United Parcel Service, Inc., Class B (b)	18,700	3,889,039
US Xpress Enterprises, Inc., Class A (a)	300	2,580
USA Truck, Inc. (a)	900	14,463
Viad Corp. (a)	1,900	94,715
Volt Information Sciences, Inc. (a)	4,300	19,651

		17,329,201

Insurance — 0.1%
American Equity Investment Life Holding Co.	7,800	252,096
Argo Group International Holdings Ltd.	100	5,183
Athene Holding Ltd., Class A (a)	10,700	722,250
Brighthouse Financial, Inc. (a)	7,500	341,550
Donegal Group, Inc., Class A	700	10,199
Genworth Financial, Inc., Class A (a)	14,100	54,990

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Greenlight Capital Re Ltd., A Shares (a)	1,900	$17,347
Hallmark Financial Services, Inc. (a)	2,100	9,345
Hanover Insurance Group, Inc. (b)	400	54,256
Heritage Insurance Holdings, Inc.	2,900	24,882
James River Group Holdings Ltd.	200	7,504
Kingstone Cos., Inc.	200	1,560
Lincoln National Corp.	7,800	490,152
Maiden Holdings Ltd. (a)	1,400	4,718
Manulife Financial Corp.	28,200	555,540
Principal Financial Group, Inc.	2,100	132,699
ProSight Global, Inc. (a)	1,098	14,010
Radian Group, Inc.	4,000	89,000
Reinsurance Group of America, Inc.	700	79,800
Safety Insurance Group, Inc.	100	7,828
Trean Insurance Group, Inc. (a)	400	6,032
Trupanion, Inc. (a)	400	46,040
United Insurance Holdings Corp.	200	1,140
Universal Insurance Holdings, Inc.	2,700	37,476
Unum Group (a),(b)	21,900	621,960
Willis Towers Watson plc	3,100	713,062

		4,300,619

Leisure Products — 0.0%
Clarus Corp.	2,609	67,051
MasterCraft Boat Holdings, Inc. (a)	3,000	78,870

		145,921

Machinery — 0.0%
Titan International, Inc. (a)	6,400	54,272

Manufactured Goods — 0.0%
Insteel Industries, Inc.	900	28,935

Materials — 0.1%
A-Mark Precious Metals, Inc. (a)	100	4,650
AdvanSix, Inc. (a)	2,200	65,692
Alcoa Corp. (a),(b)	41,001	1,510,477
Allegheny Technologies, Inc. (a)	21,800	454,530
Alpha Metallurgical Resources, Inc. (a)	3,400	87,142
Amyris, Inc. (a)	200	3,274
Arch Resources, Inc. (a)	3,300	188,034
Ardagh Group SA	200	4,904
Axalta Coating Systems Ltd. (a)	18,200	554,918
Carpenter Technology Corp.	2,200	88,484
Celanese Corp., Series A	900	136,440
Chemours Co.	13,200	459,360
Codexis, Inc. (a)	5,300	120,098
Coeur Mining, Inc. (a)	4,136	36,728
CONSOL Energy, Inc. (a)	2,000	36,940
Constellium SE (a)	10,100	191,395
Crown Holdings, Inc. (a)	4,900	500,829
Ferroglobe plc (a)	6,500	39,780
Forterra, Inc. (a)	5,100	119,901
Freeport-McMoRan, Inc.	7,000	259,770
Glatfelter Corp.	100	1,397
Gold Resource Corp.	15,300	39,474
Hallador Energy Co. (a)	1,100	2,964
Haynes International, Inc.	100	3,538
Hecla Mining Co.	481	3,579
Huntsman Corp.	1,500	39,780
Ingevity Corp. (a)	2,700	219,672
Lydall, Inc. (a)	1,600	96,832
Marrone Bio Innovations, Inc. (a)	2,800	4,648

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
McEwen Mining, Inc.	42,900	$59,202
Myers Industries, Inc.	700	14,700
NACCO Industries, Inc., Class A	100	2,604
New Gold, Inc. (a)	69,000	124,890
Nexa Resources SA	1,600	14,032
Northwest Pipe Co. (a)	600	16,950
Olin Corp.	100	4,626
Peabody Energy Corp. (a)	18,000	142,740
Pretium Resources, Inc. (a)	13,100	125,236
Rayonier Advanced Materials, Inc. (a)	11,300	75,597
Resolute Forest Products, Inc.	7,200	87,840
Rogers Corp. (a)	100	20,080
Ryerson Holding Corp. (a)	600	8,760
Sandstorm Gold Ltd. (a)	10,700	84,423
Sierra Metals, Inc. (a)	3,700	11,137
Southern Copper Corp.	100	6,434
Stepan Co.	700	84,189
SunCoke Energy, Inc.	14,200	101,388
Taseko Mines Ltd. (a)	12,200	25,864
TimkenSteel Corp. (a)	10,000	141,500
United States Steel Corp.	100	2,358
Venator Materials plc (a)	8,400	39,816
Verso Corp., Class A	4,800	84,960
Yamana Gold, Inc.	45,600	192,432
Yield 10 Bioscience, Inc. (a)	100	853

		6,747,841

Media — 0.7%
Airbnb, Inc., Class A (a)	300	45,942
Altice USA, Inc., Class A (a),(b)	56,200	1,918,668
ANGI Homeservices, Inc., Class A (a)	16,600	224,432
Audacy, Inc. (a)	11,200	48,272
Cargurus, Inc. (a),(b)	19,700	516,731
Cars.com, Inc. (a)	8,200	117,506
Charter Communications, Inc., Class A (a),(b)	3,640	2,626,078
Clear Channel Outdoor Holdings, Inc. (a)	7,800	20,592
Cumulus Media, Inc., Class A (a)	300	4,395
Discovery, Inc., Class A (a)	37,100	1,138,228
Electronic Arts, Inc. (b)	17,700	2,545,791
Entravision Communications Corp., Class A	1,800	12,024
Eventbrite, Inc., Class A (a)	16,400	311,600
EverQuote, Inc., Class A (a)	3,600	117,648
Expedia Group, Inc. (a)	1,784	292,059
Fluent, Inc. (a)	2,600	7,618
Groupon, Inc. (a)	25	1,079
HealthStream, Inc. (a)	700	19,558
HyreCar, Inc. (a)	1,500	31,380
IMAX Corp. (a)	13,000	279,500
iMedia Brands, Inc. (a)	1,770	14,248
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b),(c)	20,505	955,123
Liberty Media Corp-Liberty SiriusXM, Class C (a),(b),(c)	21,740	1,008,519
Liberty TripAdvisor Holdings, Inc., Class A (a)	12,100	49,247
LifeMD, Inc. (a)	5,800	68,324
Lions Gate Entertainment Corp., Class A (a)	9,700	200,790
LiveXLive Media, Inc. (a)	200	944
Marchex, Inc., Class B (a)	1,500	4,590
National CineMedia, Inc.	7,900	40,053
Opendoor Technologies, Inc. (a)	2,100	37,233
Pinterest, Inc., Class A (a)	10,300	813,185
QuinStreet, Inc. (a)	1,100	20,438
Quotient Technology, Inc. (a)	4,100	44,321
Roku, Inc. (a),(b)	22,700	10,424,975

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sciplay Corp., Class A (a)	5,000	$84,750
SharpSpring, Inc. (a)	1,100	18,579
Shaw Communications, Inc.	900	26,028
Shutterstock, Inc.	100	9,817
Snap, Inc., Class A (a),(b)	153,000	10,425,420
Townsquare Media, Inc., Class A (a)	200	2,550
Travelzoo, Inc. (a)	1,000	14,760
TripAdvisor, Inc. (a),(b)	20,600	830,180
TrueCar, Inc. (a)	16,800	94,920
Upwork, Inc. (a)	400	23,316
Urban One, Inc. (a)	6,400	32,128
ViacomCBS, Inc., Class B (b)	47,071	2,127,609
WideOpenWest, Inc. (a)	4,500	93,195
World Wrestling Entertainment, Inc., Class A	4,400	254,716
Yelp, Inc. (a),(b)	7,300	291,708

		38,290,767

Medical Equipment & Devices — 0.0%
Pulse Biosciences, Inc. (a)	351	5,756

Oil, Gas & Coal — 0.3%
Amplify Energy Corp. (a)	8,266	33,477
Antero Resources Corp. (a)	65,800	988,974
Berry Corp.	600	4,032
Bonanza Creek Energy, Inc.	100	4,707
Callon Petroleum Co. (a)	2,700	155,763
Canadian Natural Resources Ltd.	15,600	565,968
Cenovus Energy, Inc.	3,800	36,404
Centennial Resource Development, Inc., Class A (a),(b)	61,400	416,292
ChampionX Corp. (a)	8,100	207,765
Comstock Resources, Inc. (a)	1,400	9,338
Continental Resources, Inc. (b)	14,500	551,435
Crescent Point Energy Corp.	32,400	146,772
CVR Energy, Inc. (a)	8,800	158,048
Enerplus Corp.	31,200	224,328
EnLink Midstream LLC (a)	36,900	235,791
Evolution Petroleum Corp.	1,000	4,960
Exterran Corp. (a)	700	3,332
Falcon Minerals Corp.	6,300	32,004
Flotek Industries, Inc. (a)	1,400	2,422
Forum Energy Technologies, Inc. (a)	50	1,174
Helmerich & Payne, Inc. (b)	17,200	561,236
HollyFrontier Corp.	33,600	1,105,440
Independence Contract Drilling, Inc. (a)	1,100	4,719
Kosmos Energy Ltd. (a)	37,800	130,788
Laredo Petroleum, Inc. (a)	2,750	255,173
Magnolia Oil & Gas Corp., Class A (a)	38,600	603,318
Mammoth Energy Services, Inc. (a)	2,100	9,639
Marathon Oil Corp.	40,600	552,972
Matador Resources Co.	19,600	705,796
Matrix Service Co. (a)	800	8,400
MRC Global, Inc. (a)	8,600	80,840
Natural Gas Services Group, Inc. (a)	700	7,196
Newpark Resources, Inc. (a)	15,100	52,246
NexTier Oilfield Solutions, Inc. (a)	4,646	22,115
Northern Oil and Gas, Inc.	6,210	128,982
NOW, Inc. (a)	12,200	115,778
Oasis Petroleum, Inc.	700	70,385
Oceaneering International, Inc. (a)	3,900	60,723
Oil States International, Inc. (a)	12,900	101,265
Ovintiv, Inc. (b)	55,218	1,737,710
Patterson-UTI Energy, Inc.	33,000	328,020

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
PBF Energy, Inc., Class A (a)	15,500	$237,150
PDC Energy, Inc.	1,784	81,689
Penn Virginia Corp. (a)	3,300	77,913
PHX Minerals, Inc.	5,300	19,716
Pioneer Natural Resources Co. (a),(b)	2,344	380,947
Plains GP Holdings LP, Class A (a)	9,600	114,624
Range Resources Corp. (a)	13	218
Ring Energy, Inc. (a)	4,500	13,410
SandRidge Energy, Inc. (a)	6,800	42,704
Select Energy Services, Inc., Class A (a)	1,500	9,060
SilverBow Resources, Inc. (a)	2,600	60,372
SM Energy Co.	25,100	618,213
Targa Resources Corp.	7,000	311,150
Tellurian, Inc. (a)	500	2,325
TETRA Technologies, Inc. (a)	14,100	61,194
Thermon Group Holdings, Inc. (a)	300	5,112
Transocean Ltd. (a),(b)	135,733	613,513
TravelCenters of America, Inc. (a)	1,140	33,334
VAALCO Energy, Inc. (a)	2,100	6,825
Vermilion Energy, Inc. (a)	27,000	236,250
W&T Offshore, Inc. (a)	13,300	64,505
Whiting Petroleum Corp. (a)	3,800	207,290

		13,623,241

Real Estate — 0.1%
Agree Realty Corp.	400	28,196
Alexander & Baldwin, Inc. (a)	600	10,992
Alpine Income Property Trust, Inc.	2,700	51,354
American Finance Trust, Inc.	100	848
Apartment Investment and Management Co., Class A (a)	700	4,697
AvalonBay Communities, Inc. (b)	254	53,007
Bluerock Residential Growth REIT, Inc.	600	6,102
Boston Properties, Inc. (c)	272	31,168
Braemar Hotels & Resorts, Inc. (a)	10,700	66,447
BRT Apartments Corp.	100	1,734
Cedar Realty Trust, Inc.	984	16,571
City Office REIT, Inc.	800	9,944
Colliers International Group, Inc.	200	22,396
CorEnergy Infrastructure Trust, Inc.	2,500	16,550
CorePoint Lodging, Inc. (a)	1,800	19,260
CTO Realty Growth, Inc.	800	42,816
Digital Realty Trust, Inc. (b),(c)	511	76,885
DigitalBridge Group, Inc. (a)	64,279	507,804
Diversified Healthcare Trust	700	2,926
EPR Properties (a)	4,100	215,988
Equinix, Inc. (b),(c)	128	102,733
Equity LifeStyle Properties, Inc.	7,900	587,049
Equity Residential (b),(c)	739	56,903
Essex Property Trust, Inc. (b),(c)	243	72,902
eXp World Holdings, Inc. (a)	800	31,016
First Industrial Realty Trust, Inc.	1,800	94,014
Four Corners Property Trust, Inc.	1,900	52,459
Gaming and Leisure Properties, Inc.	38	1,761
Geo Group, Inc. (The) (a)	22,500	160,200
Getty Realty Corp.	100	3,115
Global Medical REIT, Inc.	5,800	85,608
Global Net Lease, Inc.	1,500	27,750
Healthpeak Properties, Inc. (b),(c)	2,286	76,101
Hersha Hospitality Trust (a)	2,300	24,748
Host Hotels & Resorts, Inc. (a),(b),(c)	2,679	45,784
iStar Financial, Inc.	2,600	53,898
JBG SMITH Properties (b),(c)	102	3,214

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Lexington Realty Trust	8,900	$106,355
Macerich Co. (The)	45,400	828,550
Marcus & Millichap, Inc. (a)	300	11,661
McGrath RentCorp	1,000	81,570
Monmouth Real Estate Investment Corp., Class A	100	1,872
National Storage Affiliates Trust	1,500	75,840
NETSTREIT Corp.	1,800	41,508
New Senior Investment Group, Inc.	399	3,503
Newmark Group, Inc., Class A	1,700	20,417
Omega Healthcare Investors, Inc.	47	1,706
Park Hotels & Resorts, Inc. (a)	9,212	189,859
Plymouth Industrial REIT, Inc.	4,100	82,082
Postal Realty Trust, Inc.	1,600	29,184
Preferred Apartment Communities, Inc., Class A	6,200	60,450
Prologis, Inc. (b),(c)	1,049	125,387
Public Storage (b),(c)	293	88,102
RE/MAX Holdings, Inc., Class A	200	6,666
Realogy Holdings Corp. (a)	22,300	406,306
Realty Income Corp. (b),(c)	1,022	68,208
Retail Opportunity Investments Corp.	200	3,532
Retail Value, Inc.	1,725	37,519
Seritage Growth Properties	300	5,520
Service Properties Trust	700	8,820
Simon Property Group, Inc. (b),(c)	1,804	235,386
SITE Centers Corp.	17,300	260,538
Spirit Realty Capital, Inc.	4,600	220,064
Summit Hotel Properties, Inc. (a)	900	8,397
Tanger Factory Outlet Centers, Inc.	8,400	158,340
Ventas, Inc. (b),(c)	686	39,171
VEREIT, Inc.	2,139	98,244
Vornado Realty Trust (b),(c)	313	14,608
Washington Prime Group, Inc. (a)	45	98
Welltower, Inc. (b),(c)	698	58,004
Wheeler Real Estate Investment Trust, Inc. (a)	1,100	5,566
Whitestone REIT	3,900	32,175

		6,080,148

Recreation Facilities & Services — 0.0%
Cinemark Holdings, Inc. (a)	26,200	575,090
Drive Shack, Inc. (a)	10,433	34,533
Planet Fitness, Inc., Class A (a)	1,900	142,975

		752,598

Renewable Energy — 0.0%
American Superconductor Corp. (a)	200	3,478
Green Plains, Inc. (a)	2,400	80,688
SunPower Corp. (a)	1,500	43,830

		127,996

Retail & Wholesale - Staples — 0.0%
Chefs’ Warehouse, Inc. (a)	4,300	136,869
Five Below, Inc. (a)	298	57,594
OptimizeRx Corp. (a)	2,700	167,130
Rite Aid Corp. (a)	12	196
Target Corp. (b)	5,400	1,305,396
US Foods Holding Corp. (a)	1,500	57,540

		1,724,725

Retail - Discretionary — 0.6%
Academy Sports & Outdoors, Inc. (a)	1,700	70,108
Amazon.com, Inc. (a),(b)	542	1,864,567

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
American Eagle Outfitters, Inc.	11,800	$442,854
At Home Group, Inc. (a)	10,400	383,136
Avis Budget Group, Inc. (a),(b)	14,000	1,090,460
Barnes & Noble Education, Inc. (a)	5,600	40,376
Bassett Furniture Industries, Inc.	1,100	26,785
Best Buy Co., Inc. (b)	7,600	873,848
Big 5 Sporting Goods Corp.	2,283	58,628
BlueLinx Holdings, Inc. (a)	2,000	100,560
Boot Barn Holdings, Inc. (a)	4,000	336,200
Buckle, Inc. (The)	3,000	149,250
Build-A-Bear Workshop, Inc. (a)	3,500	60,585
Caleres, Inc.	700	19,103
Chewy, Inc., Class A (a)	600	47,826
Chico’s FAS, Inc.	300	1,974
Children’s Place, Inc. (a)	3,100	288,486
Citi Trends, Inc. (a)	1,500	130,500
Conn’s, Inc. (a)	6,400	163,200
Container Store Group, Inc. (The) (a)	11,100	144,744
Cricut, Inc., Class A (a)	3,600	153,360
Designer Brands, Inc., Class A (a)	11,700	193,635
Dick’s Sporting Goods, Inc. (b)	14,000	1,402,660
Dillard’s, Inc., Class A	200	36,176
Duluth Holdings, Inc., Class B (a)	900	18,585
eBay, Inc. (b)	10,900	765,289
Etsy, Inc. (a),(b)	14,300	2,943,512
FlexShopper, Inc. (a)	900	2,673
Foot Locker, Inc. (b)	20,900	1,288,067
Gaia, Inc. (a)	1,800	19,782
Gap, Inc. (b)	70,100	2,358,865
GMS, Inc. (a)	200	9,628
Group 1 Automotive, Inc.	200	30,886
Guess?, Inc.	3,800	100,320
Hibbett Sports, Inc.	1,300	116,519
IAA, Inc. (a)	600	32,724
Kirkland’s, Inc. (a)	600	13,728
Kohl’s Corp. (b)	34,300	1,890,273
L Brands, Inc. (b)	36,200	2,608,572
La-Z-Boy, Inc.	100	3,704
Lands’ End, Inc. (a)	600	24,630
Liquidity Services, Inc. (a)	1,500	38,175
Lumber Liquidators Holdings, Inc. (a)	400	8,440
Macy’s, Inc. (a),(b)	68,600	1,300,656
Nordstrom, Inc. (a)	27,100	991,047
O’Reilly Automotive, Inc. (a),(b)	2,500	1,415,525
Party City Holdco, Inc. (a)	24,400	227,652
Qurate Retail, Inc., Class A	12,434	162,761
Revolve Group, Inc. (a)	7,800	537,420
ScanSource, Inc. (a)	100	2,813
Shift Technologies, Inc. (a)	1,700	14,586
Shoe Carnival, Inc.	2,900	207,611
Signet Jewelers Ltd. (a)	10,700	864,453
Sonic Automotive, Inc., Class A	300	13,422
Spark Energy, Inc., Class A	100	1,131
Tilly’s, Inc., Class A	3,200	51,136
TJX Cos., Inc. (b)	24,300	1,638,306
Ulta Beauty, Inc. (a)	2,600	899,002
Vera Bradley, Inc. (a)	5,100	63,189
Veritiv Corp. (a)	1,200	73,704
Wayfair, Inc., Class A (a),(b)	4,800	1,515,408
Williams-Sonoma, Inc.	2,800	447,020

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Zumiez, Inc. (a)	500	$24,495

		30,804,729

Semiconductors — 0.0%
Alpha & Omega Semiconductor Ltd. (a)	4,500	136,755
Ambarella, Inc. (a)	5,000	533,150
AXT, Inc. (a)	4,100	45,018
DSP Group, Inc. (a)	2,100	31,080
eMagin Corp. (a)	1,500	5,220
MACOM Technology Solutions Holdings, Inc. (a)	32	2,051
MaxLinear, Inc., Class A (a)	6,100	259,189
NeoPhotonics Corp. (a)	9,100	92,911
Pixelworks, Inc. (a)	11,400	38,874

		1,144,248

Software — 0.4%
Agilysys, Inc. (a)	300	17,061
Alteryx, Inc., Class A (a)	2,500	215,050
Avaya Holdings Corp. (a)	11,400	306,660
Avid Technology, Inc. (a)	9,100	356,265
Benefitfocus, Inc. (a)	6,300	88,830
Blackline, Inc. (a),(b)	2,200	244,794
Box, Inc., Class A (a),(b)	30,200	771,610
Brightcove, Inc. (a)	5,400	77,490
Calix, Inc. (a)	2,600	123,500
Castlight Health, Inc., Class B (a)	17,300	45,499
Cornerstone OnDemand, Inc. (a),(b)	5,700	294,006
Crowdstrike Holdings, Inc. (a),(b)	32,900	8,268,099
Donnelley Financial Solutions, Inc. (a)	900	29,700
Dropbox, Inc., Class A (a),(b)	44,200	1,339,702
eGain Corp. (a)	3,600	41,328
Evolent Health, Inc., Class A (a)	10,200	215,424
FireEye, Inc. (a)	32,600	659,172
Limelight Networks, Inc. (a)	27,600	86,940
Mimecast Ltd. (a)	9,100	482,755
New Relic, Inc. (a),(b)	10,200	683,094
NextGen Healthcare, Inc. (a)	4,800	79,632
Nutanix, Inc., Class A (a)	12,000	458,640
Paylocity Holding Corp. (a),(b)	3,100	591,480
Phreesia, Inc. (a)	2,700	165,510
PROS Holdings, Inc. (a)	4,400	200,508
QAD, Inc., Class A	300	26,106
SecureWorks Corp., Class A (a)	1,500	27,795
SPS Commerce, Inc. (a)	900	89,865
Synchronoss Technologies, Inc. (a)	700	2,513
Tenable Holdings, Inc. (a)	4,100	169,535
Teradata Corp. (a),(b)	14,500	724,565
Verra Mobility Corp. (a)	11,700	179,829
Workiva, Inc. (a)	3,200	356,256
Zoom Video Communications, Inc., Class A (a),(b)	3,100	1,199,793
Zovio, Inc. (a)	3,200	8,288
Zscaler, Inc. (a),(b)	15,800	3,413,748

		22,041,042

Software & Technology Services — 0.8%
1Life Healthcare, Inc. (a)	7,400	244,644
8x8, Inc. (a)	12,700	352,552
Absolute Software Corp.	1,700	24,616
Allscripts Healthcare Solutions, Inc. (a)	2,800	51,828
Altair Engineering, Inc., Class A (a)	300	20,691
Amdocs Ltd.	2,700	208,872
Anaplan, Inc. (a)	2,100	111,930

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Appian Corp. (a)	1,800	$247,950
Asana, Inc., Class A (a)	400	24,812
Asure Software, Inc. (a)	1,000	8,870
BigCommerce Holdings, Inc. (a)	200	12,984
Bill.com Holdings, Inc. (a)	400	73,272
Bottomline Technologies, Inc. (a)	1,000	37,080
Cass Information Systems, Inc.	500	20,375
Cerner Corp. (b)	36,300	2,837,208
ChannelAdvisor Corp. (a)	2,700	66,177
Cloudera, Inc. (a)	11,900	188,734
Cognizant Technology Solutions Corp., Class A	400	27,549
CommVault Systems, Inc. (a)	1,200	93,804
Conduent, Inc. (a)	26,600	199,500
CSG Systems International, Inc.	1,800	84,924
CyberArk Software Ltd. (a)	4,300	560,161
Descartes Systems Group, Inc. (a)	100	6,916
Digi International, Inc. (a)	2,800	56,308
Digimarc Corp. (a)	100	3,350
Domo, Inc., Class B (a)	5,800	468,814
Dynatrace, Inc. (a)	9,600	560,832
E2open Parent Holdings, Inc. (a)	1,800	20,556
Ebix, Inc.	1,900	64,410
Euronet Worldwide, Inc. (a)	1,100	148,885
Evertec, Inc.	300	13,095
FactSet Research Systems, Inc.	1,500	503,415
Fastly, Inc., Class A (a)	5,800	345,680
GreenSky, Inc., Class A (a)	1,700	9,435
Guidewire Software, Inc. (a)	5,100	574,872
HubSpot, Inc. (a)	1,000	582,720
I3 Verticals, Inc., Class A (a)	400	12,088
IHS Markit Ltd. (b),(c)	15,900	1,791,294
Immersion Corp. (a)	6,700	58,759
International Business Machines Corp. (b)	11,200	1,641,808
LivePerson, Inc. (a)	6,100	385,764
Manhattan Associates, Inc. (a)	400	57,936
McAfee Corp., Class A (a)	200	5,604
Microsoft Corp. (b),(c)	10,800	2,925,720
Mitek Systems, Inc. (a)	2,100	40,446
Model N, Inc. (a)	3,700	126,799
Momentive Global, Inc. (a)	9,100	191,737
MoneyGram International, Inc. (a)	900	9,072
NetSol Technologies, Inc. (a)	100	471
Nuance Communications, Inc. (a),(b),(c)	32,000	1,742,080
Open Lending Corp., Class A (a)	3,300	142,197
Open Text Corp.	4,200	213,360
Oracle Corp.	200	15,571
PAE, Inc. (a)	400	3,560
Palo Alto Networks, Inc. (a),(b)	11,200	4,155,760
PDF Solutions, Inc. (a)	3,114	56,612
PFSweb, Inc. (a)	800	5,904
Porch Group, Inc. (a)	300	5,802
Progress Software Corp.	2,300	106,375
Proofpoint, Inc. (a)	300	52,128
Qualys, Inc. (a)	400	40,276
Qumu Corp. (a)	1,000	2,880
Rapid7, Inc. (a)	2,700	255,501
SailPoint Technologies Holding, Inc. (a)	4,700	240,029
SeaChange International, Inc. (a)	10,600	13,674
SilverSun Technologies, Inc. (a)	100	1,217
Slack Technologies, Inc., Class A (a),(b),(c)	38,500	1,705,550
Smith Micro Software, Inc. (a)	3,800	19,836
Splunk, Inc. (a),(b)	16,800	2,428,944

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sprout Social, Inc., Class A (a)	2,600	$232,492
Square, Inc, Class A (a),(b)	19,200	4,680,960
Talend SA, ADR(a)	6,700	439,520
Varonis Systems, Inc. (a)	11,200	645,344
Verint Systems, Inc. (a)	3,300	148,731
Veritone, Inc. (a)	5,900	116,289
VMware, Inc., Class A (a),(b)	16,500	2,639,505
Western Union Co. (The) (b)	55,800	1,281,726
Zedge, Inc., Class B (a)	400	7,364
Zendesk, Inc. (a)	6,800	981,512
Zuora, Inc., Class A (a)	3,000	51,750

		38,537,768

Specialty Finance — 0.2%
Green Dot Corp., Class A (a)	8,300	388,855
NewStar Financial, Inc. (a)	100	0
Sachem Capital Corp.	5,100	27,285
Visa, Inc., Class A (b)	36,400	8,511,048

		8,927,188

Tech Hardware & Semiconductors — 0.7%
3D Systems Corp. (a)	4,300	171,871
A10 Networks, Inc. (a)	11,100	124,986
Amkor Technology, Inc.	6,700	158,589
Amtech Systems, Inc. (a)	1,500	14,460
Analog Devices, Inc. (b)	8,000	1,377,280
Apple, Inc.	51,300	7,026,048
Applied Optoelectronics, Inc. (a)	100	847
Arlo Technologies, Inc. (a)	13,500	91,395
Avnet, Inc. (b)	1,500	60,120
Axcelis Technologies, Inc. (a)	2,750	111,155
Benchmark Electronics, Inc.	3,100	88,226
Bio-key International, Inc. (a)	1	4
CalAmp Corp. (a)	2,300	29,256
Cambium Networks Corp. (a)	1,900	91,865
Celestica, Inc. (a)	500	3,925
Cirrus Logic, Inc. (a)	400	34,048
Cohu, Inc. (a)	600	22,074
Comtech Telecommunications Corp.	1,000	24,160
Daktronics, Inc. (a)	700	4,613
Diebold Nixdorf, Inc. (a)	1,700	21,828
DZS, Inc. (a)	1,900	39,425
EMCORE Corp. (a)	4,700	43,334
Everspin Technologies, Inc. (a)	800	5,144
ExOne Co. (The) (a)	3,100	67,084
FormFactor, Inc. (a)	100	3,646
Harmonic, Inc. (a)	8,000	68,160
Impinj, Inc. (a)	2,500	128,975
Intel Corp. (b)	185,600	10,419,584
inTEST Corp. (a)	400	6,708
KLA Corp.	200	64,842
Knowles Corp. (a)	5,000	98,700
Maxim Integrated Products, Inc. (a),(c)	13,900	1,464,504
Microchip Technology, Inc.	100	14,974
NCR Corp. (a)	1,500	68,415
NetApp, Inc.	100	8,182
O2Micro International Ltd., ADR (a)	200	1,442
One Stop Systems, Inc. (a)	800	4,632
PAR Technology Corp. (a)	200	13,988
Photronics, Inc. (a)	7,800	103,038
Pitney Bowes, Inc.	3,100	27,187
Powerfleet, Inc. (a)	600	4,320

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc. (b)	77,300	$11,048,489
Quantum Corp. (a)	400	2,756
QuickLogic Corp. (a)	300	2,169
Rambus, Inc. (a)	10,000	237,100
Resonant, Inc. (a)	2,700	8,667
SiTime Corp. (a)	100	12,659
Summit Wireless Technologies, Inc. (a)	900	3,609
TTM Technologies, Inc. (a)	7,200	102,960
Turtle Beach Corp. (a)	2,900	92,568
Ultra Clean Holdings, Inc. (a)	700	37,604
Veeco Instruments, Inc. (a)	6,430	154,577
Vishay Intertechnology, Inc.	5,800	130,790
Xilinx, Inc. (a),(b),(c)	10,900	1,576,576

		35,523,558

Technology Services — 0.0%
comScore, Inc. (a)	12,200	61,000
DXC Technology Co. (a)	20,101	782,733
Sabre Corp. (a)	44,600	556,608
ServiceSource International, Inc. (a)	3,500	4,935

		1,405,276

Telecommunications — 0.0%
BCE, Inc.	3,000	147,960
EchoStar Corp., Class A (a)	9,000	218,610
ESC NII Holdings, Inc. (a)	50,677	109,969
Gogo, Inc. (a)	24,100	274,258
HC2 Holdings, Inc. (a)	8,458	33,663
IDT Corp., Class B (a)	300	11,088
Ooma, Inc. (a)	2,600	49,036
ORBCOMM, Inc. (a)	5,000	56,200
Spok Holdings, Inc.	800	7,696
Zix Corp. (a)	200	1,410

		909,890

Transportation & Logistics — 0.1%
American Airlines Group, Inc. (a),(b)	131,300	2,784,873
Mesa Air Group, Inc. (a)	7,800	72,774
Spirit Airlines, Inc. (a),(b)	23,700	721,428
United Airlines Holdings, Inc. (a)	6,500	339,885

		3,918,960

Utilities — 0.1%
Ameren Corp. (b)	3,306	264,612
American Electric Power Co., Inc. (b)	3,276	277,117
American Water Works Co., Inc. (b)	1,337	206,072
Charah Solutions, Inc. (a)	2,900	14,645
CMS Energy Corp. (b),(c)	4,122	243,528
Consolidated Water Co. Ltd.	500	5,865
Duke Energy Corp. (b),(c)	4,980	491,626
Entergy Corp. (b),(c)	262	26,121
Evergy, Inc. (b),(c)	2,510	151,679
Eversource Energy (b),(c)	2,929	235,023
FirstEnergy Corp. (b),(c)	559	20,800
Hawaiian Electric Industries, Inc.	800	33,824
NextEra Energy, Inc. (b),(c)	6,000	439,680
NiSource, Inc. (b),(c)	4,210	103,145
PG&E Corp. (a),(b),(c)	220,374	2,241,204
Pinnacle West Capital Corp. (b),(c)	1,300	106,561
Portland General Electric Co.	1,600	73,728
PPL Corp.	10,400	290,888

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Southern Co. (b),(c)	2,668	$161,441
WEC Energy Group, Inc. (b),(c)	3,310	294,424
Xcel Energy, Inc. (b),(c)	1,556	102,509

		5,784,492

Waste & Environmental Services & Equipment — 0.0%
CECO Environmental Corp. (a)	1,900	13,604
Heritage-Crystal Clean, Inc. (a)	500	14,840
Republic Services, Inc.	7,200	792,072

		820,516

Total North America		940,579,890

South America — 0.0%
Industrial Services — 0.0%
Azul SA, ADR (a)	1,900	50,160

Materials — 0.0%
Braskem SA, ADR (a)	100	2,384
Cia Siderurgica Nacional SA, ADR	800	7,024
Gerdau SA, ADR	13,900	82,010

		91,418

Oil, Gas & Coal — 0.0%
Geopark Ltd.	2,200	27,830
Gran Tierra Energy, Inc. (a)	13,400	9,915

		37,745

Software & Technology Services — 0.0%
Atento SA (a)	219	5,615

Total South America		184,938

TOTAL COMMON STOCK (COST $955,010,887)		1,006,025,057

PREFERRED STOCK — 0.2%
North America — 0.2%
Private Equity — 0.0%
Millennium Equity Private Equity (a),(c),(d)	60,879	1,126,261

Real Estate — 0.1%
EPR Properties (b),(c)	129,375	3,355,769

Retail - Discretionary — 0.1%
Guitar Center, Inc. (a),(c),(d)	38,645	4,521,465

Total North America		9,003,495

TOTAL PREFERRED STOCK (COST $7,983,031)		9,003,495

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.8%
North America — 0.8%
AIG CLO Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 7.25%, 6.74%, 10/25/32 (b),(c),(e),(f)	$250,000	$248,220
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 6.59%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,790,803
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 4.78%, 10/15/32 (b),(c),(e),(f)	250,000	249,242
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 2.34%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,483,030
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 6.31%, 07/20/34 (b),(c),(e),(f)	1,000,000	988,539
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 3.94%, 04/15/36 (b),(c),(e),(f)	500,000	496,536
Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.70%, 2.99%, 04/20/31 (b),(c),(e),(f)	1,000,000	997,472
Barings Clo Ltd., Series 2020-2A, Class E2, 3 mo. USD LIBOR + 7.90%, 3.09%, 10/15/33 (b),(c),(e),(f)	1,000,000	1,006,890
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 6.03%, 01/20/32 (b),(c),(e),(f)	1,000,000	996,345
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 3.91%, 04/15/34 (b),(c),(e),(f)	250,000	249,363
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 4.88%, 07/20/34 (b),(c),(e),(f)	1,000,000	997,490
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 2.00%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,965,462
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 1.00%, 07/20/34 (c),(e),(f)	1,000,000	990,000
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 6.75%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,482,808
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.88%, 11/25/70 (b),(c),(e)	1,000,000	1,014,414
CoreVest American Finance Trust,
Series 2019-1, Class E, 3.74%, 03/15/52 (b),(c),(e)	196,000	217,106
Series 2019-2, Class E, 3.49%, 06/15/52 (b),(c),(e),(f)	707,000	764,371
Series 2019-2, Class XA, 8.25%, 06/15/52 (b),(c),(e),(f)	15,410,679	1,267,482
Series 2019-3, Class XA, 4.38%, 10/15/52 (b),(c),(e),(f)	12,455,526	871,762
Series 2019-3, Class E, 5.24%, 10/15/52 (b),(c),(e),(f)	124,000	137,338
Series 2020-1, Class E, 3.48%, 03/15/50 (b),(c),(e),(f)	100,000	109,820
Series 2020-4, Class XB, 2.83%, 12/15/52 (b),(c),(e),(f)	1,000,000	153,194
Series 2020-4, Class XA, 3.87%, 12/15/52 (b),(c),(e),(f)	982,596	153,245
Series 2021-1, Class XA, 3.11%, 04/15/53 (b),(c),(e),(f)	912,694	113,921
Fort Washington CLO, Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.25%, 4.00%, 10/20/32 (b),(c),(e),(f)	500,000	497,838
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 4.50%, 04/16/34 (b),(c),(e),(f)	500,000	493,991
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 6.34%, 05/16/31 (b),(c),(e),(f)	1,000,000	994,704
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 3.73%, 04/15/34 (b),(c),(e),(f)	1,000,000	998,490
GSAA Home Equity Trust, Series 2004-5, Class M2, 3.99%, 06/25/34 (b),(c)	302,299	249,126
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 3.75%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,489,530
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 6.84%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,496,250
Kayne CLO II Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 6.97%, 10/15/31 (b),(c),(e),(f)	416,667	411,025
Kayne CLO III Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 4.13%, 04/15/32 (b),(c),(e),(f)	1,000,000	997,500
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + ..16%, 2.97%, 11/25/36 (c),(f),(g)	2,591,959	1,134,573
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + ..52%, 4.14%, 05/25/36 (c),(f),(g)	7,524,250	3,250,784
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + ..16%, 3.98%, 08/25/36 (b),(c),(f)	526,277	244,778
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + ..15%, 5.00%, 10/25/36 (b),(c),(f)	553,756	242,691
Morgan Stanley ABS Capital I, Inc.,
Series 2007-HE3, Class A2C, 1 mo. USD LIBOR + ..15%, 0.24%, 12/25/36 (c),(f),(g)	541,855	342,889
Series 2007-HE3, Class A2D, 1 mo. USD LIBOR + ..25%, 0.34%, 12/25/36 (c),(f),(g)	658,470	425,402
Morgan Stanley Mortgage Loan Trust,
Series 2007-10XS, Class A6, 1 mo. USD LIBOR + .60%, 4.47%, 02/25/37 (b),(c),(f)	367,336	228,209
Series 2007-10XS, Class A4, 1 mo. USD LIBOR + .59%, 7.25%, 02/25/37 (b),(c),(f)	367,336	227,721
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 3.48%, 05/21/42 (b),(c),(e),(f)	360,879	205,867

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
OHA Credit Funding 6 Ltd., Series 2020-6A, Class E, 3 mo. USD LIBOR + 7.33%, 4.47%, 07/20/31 (b),(c),(e),(f)	$750,000		$748,125
Parallel Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 4.23%, 07/20/32 (b),(c),(e),(f)	666,500		662,094
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 0.01%, 05/18/34 (b),(c),(e),(f)	500,000		498,715
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 3.49%, 04/16/32 (b),(c),(e),(f)	500,000		493,930
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 2.88%, 04/17/34 (b),(c),(e),(f)	500,000		494,329
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 3.63%, 07/10/34 (b),(c),(e),(f)	500,000		499,175
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 1.94%, 04/15/36 (b),(c),(e),(f)	1,000,000		987,696
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 3.75%, 07/20/34 (c),(e),(f)	500,000		494,240
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 4.25%, 11/18/30 (b),(c),(e),(f)	750,000		750,010
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 4.14%, 01/25/34 (b),(c),(e),(f)	1,000,000		975,626
Trinitas CLO VIII Ltd., Series 2018-8A, Class E, 3 mo. USD LIBOR + 5.90%, 5.00%, 07/20/31 (b),(c),(e),(f)	500,000		472,672
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 4.73%, 07/15/34 (b),(c),(e),(f)	1,500,000		1,469,235
Voya CLO Ltd., Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 3.14%, 10/15/31 (b),(c),(e),(f)	1,000,000		964,137
Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE2, Class A3, 1 mo. USD LIBOR + .30%, 7.75%, 05/25/36 (b),(c),(f)	425,906		380,434

Total North America			42,566,639

TOTAL ASSET-BACKED SECURITIES (COST $42,653,674)			42,566,639

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings Inc, 5.75%, 10/01/25 (b),(c)	3,418,000		3,448,078

Health Care — 0.0%
Haemonetics Corp., 0.01%, 03/01/26 (b),(c),(e),(h)	1,396,000		1,170,895

Total North America			4,618,973

TOTAL CONVERTIBLE BONDS (COST $4,535,132)			4,618,973

BANK DEBT — 3.3%
Asia — 0.0%
Software & Services — 0.0%
Grab Holdings Inc Term Loan B ,5.500%, 01/29/26 (c)	1,301,742		1,320,188

Total Asia			1,320,188

Europe — (0.0)%
Manufactured Goods — 0.0%
McLaren Racing Limited, GBP Term Loan, PIK, 0.00%, 12/31/35 (c),(d)	1,807,064	GBP	2,499,712

North America — 3.0%
Apparel & Textile Products — 0.1%
S&S Holdings LLC,
Term Loan, 1 mo. USD LIBOR, 0.00%, 03/11/28 (c),(d)	$2,937,044		2,907,674
Term Loan, 3 mo. LIBOR + 5.00%, 5.50%, 03/11/28 (c),(d)	3,249,095		3,216,604

			6,124,278

Casinos & Gaming — 0.1%
Gateway Casinos & Entertainment Limited 2018 Term Loan B, 3.000%, 12/01/23 (c)	5,085,887		5,052,269

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chemicals — 0.0%
SCIH Salt Holdings Inc.,
2021 Incremental Term Loan B, 1 mo. USD LIBOR, 0.00%, 03/16/27 (c)	$108,497	$108,678
2021 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 4.75%, 03/16/27 (c)	120,045	120,246

		228,924

Consumer Discretionary Services — 0.2%
Infinity Bidco US LLC Fixed Term Loan, 9.500%, 12/23/22 (c),(d)	5,715,387	5,658,234
Montreign Resort Casino 2021 2nd Lien Term Loan, 10.592%, 03/19/22 (c),(d)	6,118,009	6,118,009

		11,776,243

Consumer Services — 0.0%
KNS Acquisition Corp.,
Term Loan, 1 mo. USD LIBOR, 0.00%, 04/16/27 (c)	791,144	788,178
Term Loan, 3 mo. LIBOR + 6.25%, 7.00%, 04/16/27 (c)	875,353	872,070

		1,660,248

Containers & Packaging — 0.2%
Fort Dearborn Company,
2016 1st Lien Term Loan, 5.00%, 10/19/23 (c),(d)	5,074,307	5,072,734
2016 2nd Lien Term Loan, 9.50%, 10/21/24 (c)	2,510,496	2,497,944

		7,570,678

Entertainment Resources — 0.2%
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 4.00%, 03/08/24 (c)	6,631,047	6,343,724
2017 2nd Lien Term Loan, 8.00%, 09/06/24 (c)	2,065,953	1,854,193
Life Time Fitness Inc 2021 Term Loan B, 5.750%, 12/16/24 (c)	2,775,884	2,782,823

		10,980,740

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B, 6.936%, 01/12/26 (c)	1,764,406	1,751,172

Financial Services — 0.0%
Syncapay Inc Term Loan B, 7.500%, 12/10/27 (c)	1,202,960	1,211,236

Health Care Facilities & Services — 0.4%
Gordian Medical, Inc. Term Loan B, 7.000%, 03/29/27 (c)	1,179,563	1,169,737
New Millennium HoldCo, Inc. 2020 Term Loan, 6.500%, 05/01/25 (c),(d)	2,304,450	2,275,645
Quorum Health Corporation 2020 Term Loan, 9.250%, 04/29/25 (c)	8,793,511	8,892,439
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 02/06/24 (c)	7,504,983	7,270,451

		19,608,272

Home Improvement — 0.0%
AI Aqua Merger Sub, Inc.,
2021 Term Loan, 1 mo. USD LIBOR, 0.00%, 12/13/23 (c)	52,569	52,569
2021 Term Loan, 3 mo. LIBOR + 3.75%, 4.75%, 12/13/23 (c)	58,120	58,120
AI AQUA MERGER SUB, Inc. 2021 1ST LIEN DDTL, 0.00%, 06/16/28 (c),(i)	95,181	95,419
AI AQUA MERGER SUB, Inc. 2021 1ST LIEN TERM LOAN B, 0.00%, 06/16/28 (c),(i)	761,452	763,356

		969,464

Industrial Other — 0.3%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan ,5.250%, 06/21/24 (c)	1,030,529	1,012,980
Infinite Bidco LLC 2nd Lien Term Loan ,7.500%, 03/02/29 (c),(d)	1,544,345	1,552,067
Infinity Bidco US LLC,
6 mo. Fixed + 9.50%, 9.50%, 04/01/28 (c),(d)	1,162,705	1,151,078
2021 Incremental Fixed Term Loan, 6 mo. Fixed + 9.50%, 9.50%, 04/01/28 (c),(d)	1,286,462	1,273,597
QualTek USA, LLC 2018 1st Lien Term Loan, 7.250%, 07/18/25 (c)	10,272,263	10,143,859

		15,133,581

Leisure Products — 0.1%
Bulldog Purchaser Inc., 2018 Term Loan, 3 mo. LIBOR + 3.75%, 3.89%, 09/05/25 (a),(c),(f)	4,329,851	4,198,353

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
HILTON GRAND VACATIONS BWR LLC 2021 TERM LOAN B, 0.00%, 05/19/28 (c),(i)	$1,054,000		$1,054,327

			5,252,680

Machinery Manufacturing — 0.2%
Arcline FM Holdings, LLC 2021 2nd Lien Term Loan, 9.000%, 06/23/29 (c),(d)	1,425,713		1,425,713
Engineered Machinery Holdings, Inc.,
2021 EUR Incremental Term Loan, 3 mo. EURIBOR, 0.00%, 05/05/28 (c)	149,183	EUR	176,629
2021 EUR Incremental Term Loan, Euribor + 3.75%, 3.75%, 05/05/28 (c)	165,062	EUR	195,429
2021 USD 2nd Lien Incremental Term Loan, 1 mo. USD LIBOR, 0.00%, 05/21/29 (a),(c),(d),(f)	$190,451		192,355
USD 2nd Lien Term Loan, 8.25%, 07/18/25 (c)	8,435,663		8,443,593

			10,433,719

Manufactured Goods — 0.2%
Hillman Group Inc. (The), 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 4.10%, 05/31/25 (a),(c),(f)	1,086,954		1,084,236
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.000%, 09/30/23 (c)	6,717,080		6,714,662

			7,798,898

Oil, Gas & Coal — 0.0%
Aegion Corporation,
Term Loan, 1 mo. USD LIBOR, 0.00%, 05/17/28 (c),(d)	734,261		740,686
Term Loan, 3 mo. LIBOR + 4.75%, 5.50%, 05/17/28 (c),(d)	812,274		819,381

			1,560,067

Pharmaceuticals — 0.3%
Mallinckrodt International Finance S.A.,
2018 Term Loan B, 6.25%, 02/24/25 (c),(j)	1,809,774		1,750,957
Revolver, 0.00%, 02/28/22 (a),(c),(f),(i),(j)	4,730,182		4,647,404
USD Term Loan B, 6.00%, 09/24/24 (c),(j)	8,059,132		7,805,027

			14,203,388

Publishing & Broadcasting — 0.1%
A-L Parent LLC 2016 1st Lien Term Loan, 4.250%, 12/01/23 (c)	2,840,557		2,741,137
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 8.50%, 10/15/24 (c),(d)	336,035		102,491

			2,843,628

Real Estate — 0.1%
Geo Group, Inc. (The) 2018 Term Loan B, 2.750%, 03/22/24 (c)	2,146,283		1,910,470

Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 2.84%, 05/15/26 (a),(c),(d),(f)	201,065		198,049

Refining & Marketing — 0.2%
CITGO Holding Inc. 2019 Term Loan B, 8.000%, 08/01/23 (c)	3,990,416		3,954,503
Citgo Petroleum Corporation 2019 Term Loan B, 7.250%, 03/28/24 (c)	5,397,077		5,420,716
Gulf Finance, LLC,
Term Loan B, 1 mo. LIBOR + 5.25%, 6.25%, 08/25/23 (c)	77,682		65,780
Term Loan B, 1 mo. LIBOR + 5.25%, 8.25%, 08/25/23 (c)	57,111		48,361

			9,489,360

Software & Services — 0.2%
Blackboard, Inc. 2019 Term Loan B5 ,7.000%, 06/30/24 (c)	4,273,806		4,284,490
Constant Contact Inc Second Lien Term Loan, 8.250%, 02/10/29 (c),(d)	2,830,542		2,788,084
DMT Solutions Global Corporation 2020 Incremental Term Loan, 8.000%, 07/02/24 (c),(d)	3,242,422		3,209,997
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. LIBOR + 3.25%, 4.00%, 03/03/28 (a),(c),(f)	309,558		308,494

			10,591,065

Travel & Lodging — 0.1%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 2 mo. LIBOR + 4.00%, 4.13%, 03/29/24 (a),(c),(f)	1,973,087		1,811,136

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 5.50%, 04/27/25 (c)	$4,670,435		$4,386,332
2020 Term Loan, 6 mo. USD LIBOR, 0.00%, 11/10/25 (c),(d)	53,035		55,687
2020 Term Loan, 6 mo. LIBOR + 8.12%, 9.13%, 11/10/25 (c),(d)	55,012		57,763

			6,310,918

Utilities — 0.0%
Brazos Electric Power Cooperative Inc, Revolver, 0.50%, 09/28/23 (a),(c),(f),(i),(j)	573,476		459,497

Total North America			153,118,844

South America — 0.3%
Airlines — 0.1%
Latam Airlines Group S.A.,
PIK DIP Delayed Draw Term Loan A, 3 mo. LIBOR + 11.00%, PIK, 0.50%, 03/29/22 (c),(d)	1,185,946		1,191,876
PIK DIP Delayed Draw Term Loan A, 1 mo. USD LIBOR, 11.50%, 03/29/22 (c),(d)	1,101,476		1,106,984
PIK DIP Delayed Draw Term Loan C, 16.00%, 03/29/22 (c),(d)	1,345,475		1,412,749

			3,711,609

Iron & Steel — 0.2%
Samarco Mineracao S.A., Fixed Rate Term Loan, 6 mo. Fixed, 0.00%, 08/31/21 (c),(d)	11,623,127		8,368,651

Travel & Lodging — 0.0%
Hornblower Sub, LLC 2021 Incremental Term Loan, 9.125%, 11/10/25 (c),(d)	1,110,886		1,166,430

Total South America			13,246,690

TOTAL BANK DEBT (COST $167,860,068)			170,185,434

CORPORATE BONDS & NOTES — 5.3%
Africa — (0.1)%
Utilities — 0.1%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (k)	3,660,000		4,133,055

Asia — 0.1%
Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (k)	3,232,000		3,415,319

Total Asia			3,415,319

Europe — 0.7%
Aerospace & Defense — 0.1%
Rolls-Royce PLC,
4.63%, 02/16/26 (c),(k)	1,161,000	EUR	1,501,243
5.75%, 10/15/27 (b),(c),(e)	$1,848,000		2,035,554
MTN, 1.63%, 05/09/28 (c),(k)	1,422,000	EUR	1,570,215

			5,107,012

Automobiles Manufacturing — 0.2%
Aston Martin Capital Holdings Ltd. ,10.500%, 11/30/25 (b),(c),(e)	$4,118,000		4,585,352
Mclaren Finance PLC,
5.00%, 08/01/22 (c),(k)	3,999,000	GBP	5,471,520
5.75%, 08/01/22 (b),(c),(e)	$579,000		577,014

			10,633,886

Banks — 0.1%
HSBC Bank plc ,0.010%, 07/15/21 - 08/19/21 (e),(h)	68,650,000		4,327,700

Food & Beverage — 0.1%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 5.50%, 04/30/27 (c),(e),(f)	3,404,000	EUR	3,920,250

Real Estate — 0.0%
Unique Pub Finance Co. PLC (The), 7.40%, 03/28/24 (c),(k)	86,007	GBP	125,567

Restaurants — 0.1%
Stonegate Pub Co. Financing 2019 plc ,8.250%, 07/31/25 (c),(e),(k)	$6,244,000		9,026,005

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Transportation & Logistics — 0.1%
Heathrow Finance PLC,
4.38%, 03/01/27 (c),(k)	$1,508,000	GBP	2,142,339
4.63%, 09/01/29 (c),(k)	1,483,000	GBP	2,110,412

			$4,252,751

Total Europe			37,393,171

Middle East — 0.0%
Integrated Oils — 0.0%
OQ SAOC, 5.13%, 05/06/28 (e)	$725,000		728,671

Utilities — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31 (e)	917,000		967,545

Total Middle East			1,696,216

North America — 4.3%
Airlines — 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/26 (b),(c),(e)	1,376,762		1,457,647
5.75%, 04/20/29 (b),(c),(e)	688,382		744,313

			2,201,960

Banks — 0.1%
JPMorgan Chase Bank N.A., 0.01%, 09/16/21 (e),(h)	46,252,000	EGP	2,874,868

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (c),(i)	$16,732,095		120,471
1.00%, 08/15/15 (c),(i)	980,468	EUR	10,463
SCIH Salt Holdings, Inc.,
4.88%, 05/01/28 (b),(c),(e)	$457,000		456,945
6.63%, 05/01/29 (b),(c),(e)	457,000		458,143

			1,046,022

Consumer Finance — 0.3%
Curo Group Holdings Corp., 8.25%, 09/01/25 (b),(c),(e)	12,577,000		13,017,195
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(e)	2,364,000		2,443,430

			15,460,625

Consumer Products — 0.0%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(c),(e)	2,219,000		2,224,015

Consumer Services — 0.1%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(e)	1,999,000		2,061,469
10.50%, 05/15/29 (b),(c),(e)	4,950,000		5,358,375

			7,419,844

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(e)	4,217,000		4,132,660

Entertainment Resources — 0.0%
Carlson Travel, Inc., 6.75%, 12/15/25 (c),(e)	63,043		57,960

Exploration & Production — 0.3%
Par Petroleum LLC/Par Petroleum Finance Corp., 12.88%, 01/15/26 (b),(c),(e)	340,000		385,050
Par Petroleum LLC/Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(e)	11,339,000		11,397,169
Tullow Oil plc, 10.25%, 05/15/26 (e)	2,843,000		2,983,160

			14,765,379

Financial Services — 0.2%
Citigroup Global Markets Holdings, Inc.,
0.00%, 12/16/21 (e),(h)	62,079,797	EGP	3,728,071

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
0.01%, 09/30/21 (e),(h)	$122,357,404	EGP	7,549,128
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(j),(l)	$436,000		$126,440

			11,403,639

Food & Beverage — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(c),(e)	564,000		578,805

Hardware — 0.0%
Pitney Bowes, Inc.,
6.88%, 03/15/27 (b),(c),(e)	803,000		848,169
7.25%, 03/15/29 (b),(c),(e)	1,377,000		1,463,062

			2,311,231

Health Care Facilities & Services — 0.2%
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(e)	3,694,000		3,874,083
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(c),(e)	4,230,000		4,526,100

			8,400,183

Health Care Facilities & Services — 0.1%
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(e)	4,576,000		4,352,051

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(e)	4,383,000		4,569,278

Industrial Other — 0.5%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(e)	2,940,000		2,989,186
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c)	20,381,000		20,737,668

			23,726,854

Integrated Oils — 0.3%
Petroleos Mexicanos,
3.50%, 01/30/23	2,372,000		2,421,788
4.50%, 01/23/26	1,027,000		1,039,735
5.95%, 01/28/31	1,712,000		1,663,208
6.35%, 02/12/48 (g)	5,773,000		4,919,751
6.38%, 01/23/45	2,673,000		2,298,780
6.75%, 09/21/47	1,167,000		1,032,795
6.88%, 10/16/25 (e)	1,081,000		1,196,667
6.95%, 01/28/60	1,976,000		1,748,562

			16,321,286

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(e)	3,162,000		3,391,245

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(e)	4,110,000		4,459,350

Manufactured Goods — 0.2%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26 (b),(c),(e)	4,730,000		5,445,412
Hillman Group, Inc. (The), 6.38%, 07/15/22 (b),(c),(e)	2,449,000		2,452,429

			7,897,841

Oil & Gas Services — 0.2%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (b),(c)	7,753,000		7,656,087
7.50%, 04/01/25 (b),(c),(e)	1,433,000		1,454,495

			9,110,582

Pharmaceuticals — 0.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28 (b),(c),(e)	2,856,000		2,797,509
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29 (b),(c),(e)	4,154,000		4,070,920

			6,868,429

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(e)	$3,151,352	$3,230,136
11.50%, 02/28/25 (b),(c),(e)	14,311,133	14,847,800

		18,077,936

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(e)	3,145,044	3,326,953

Publishing & Broadcasting — 0.0%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(c),(e)	1,153,000	1,193,743

Real Estate — 0.2%
EPR Properties, 3.75%, 08/15/29 (b),(c)	2,523,000	2,526,501
Kennedy-Wilson, Inc., 4.75%, 03/01/29 (b),(c)	1,000,000	1,030,000
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer., Inc., 3.88%, 02/15/29 (b),(c),(e)	1,000,000	1,015,570
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.88%, 05/15/29 (b),(c),(e)	100,000	103,445
Service Properties Trust,
3.95%, 01/15/28 (b),(c)	905,000	852,963
4.38%, 02/15/30 (b),(c)	5,605,000	5,338,762
4.95%, 10/01/29 (b),(c)	1,216,000	1,199,280
5.50%, 12/15/27 (b),(c)	134,000	143,009
XHR LP, 4.88%, 06/01/29 (b),(c),(e)	100,000	103,250

		12,312,780

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(e)	1,693,000	1,726,860
CITGO Petroleum Corp., 6.38%, 06/15/26 (b),(c),(e)	567,000	591,098

		2,317,958

Software & Services — 0.0%
MicroStrategy, Inc., 6.13%, 06/15/28 (b),(c),(e)	1,395,000	1,395,000

Travel & Lodging — 0.3%
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(e)	4,255,000	4,204,791
6.25%, 05/15/25 (b),(c),(e)	5,384,000	5,357,080
7.00%, 02/15/29 (b),(c),(e)	1,477,000	1,536,715
13.00%, 05/15/25 (b),(c),(e)	4,199,000	4,939,872

		16,038,458

Utilities — 0.2%
Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp.,
5.38%, 04/01/26 (b),(c),(e)	3,094,000	3,066,927
5.88%, 04/01/29 (b),(c),(e)	3,094,000	3,055,325
Pacific Gas and Electric Co., 3.15%, 01/01/26 (c)	1,076	1,110
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (b),(c),(e)	5,992,000	6,126,820

		12,250,182

Wireless Telecommunications Services — 0.0%
Switch Ltd.,
3.75%, 09/15/28 (b),(c),(e)	864,000	874,800
4.13%, 06/15/29 (b),(c),(e)	100,000	102,625

		977,425

Total North America		221,464,542

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
South America — 0.1%
Airlines — 0.1%
Azul Investments LLP,
5.88%, 10/26/24 (b),(c),(e),(k)	$2,181,000		$2,121,023
7.25%, 06/15/26 (b),(c),(k)	122,000		119,560
Latam Finance Ltd.,
6.88%, 04/11/24 (c),(e),(j),(k)	2,137,000		1,998,095
7.00%, 03/01/26 (b),(c),(e),(j)	503,000		471,145

			4,709,823

Metals & Mining — 0.0%
CSN Islands XI Corp., 6.75%, 01/28/28 (e)	1,972,000		2,181,032
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(c),(j),(k)	1,600,000		1,166,400

			3,347,432

Total South America			8,057,255

TOTAL CORPORATE BONDS & NOTES (COST $259,032,629)			276,159,558

SOVEREIGN DEBT — 3.7%
Angolan Government International Bond, MTN, 8.00%, 11/26/29 (k)	1,654,000		1,695,152
Bahamas Government International Bond, 8.95%, 10/15/32 (b),(e)	2,623,000		2,970,548
Bahrain Government International Bond, 7.00%, 01/26/26 (k)	2,600,000		2,957,500
Banque Centrale de Tunisie International Bond,
5.63%, 02/17/24 (k)	6,800,000	EUR	7,516,261
5.75%, 01/30/25 (g),(k)	$19,082,000		17,757,709
6.38%, 07/15/26 (k)	7,600,000	EUR	8,313,294
Egypt Government International Bond,
5.88%, 02/16/31 (e)	$1,584,000		1,538,064
7.50%, 01/31/27 (k)	4,424,000		4,965,940
7.90%, 02/21/48 (g),(k)	8,275,000		8,180,748
8.88%, 05/29/50 (k)	2,237,000		2,407,374
MTN, 7.60%, 03/01/29 (k)	2,517,000		2,762,911
Egypt Treasury Bill, 0.00%, 12/14/21 (h)	62,079,797	EGP	3,730,665
French Republic Government Bond OAT, 0.10%, 03/01/29 (c),(k)	8,215,886	EUR	10,998,704
Gabon Government International Bond,
6.38%, 12/12/24 (k)	$1,000,000		1,063,750
6.63%, 02/06/31 (k)	14,400,000		14,500,454
Ghana Government International Bond, 0.01%, 04/07/25 (e)	900,000		714,150
Ivory Coast Government International Bond, 6.63%, 03/22/48 (k)	4,400,000	EUR	5,465,122
Kingdom Of Jordan,
4.95%, 07/07/25 (e)	$2,099,000		2,178,132
5.85%, 07/07/30 (e)	1,404,000		1,460,160
Nigeria Government International Bond ,7.625%, 11/21/25 (k)	6,135,000		6,921,286
Oman Government International Bond,
6.25%, 01/25/31 (e)	1,367,000		1,467,242
6.75%, 01/17/48 (k)	1,360,000		1,351,500
7.00%, 01/25/51 (e)	911,000		925,849
Oman Sovereign Sukuk Co., 4.88%, 06/15/30 (e)	718,000		736,639
Paraguay Government International Bond, 4.63%, 01/25/23 (k)	7,644,000		8,045,387
Philippine Government International Bond, 3.20%, 07/06/46	1,793,000		1,790,744
Republic of Belarus International Bond, 6.20%, 02/28/30 (k)	5,300,000		4,597,220
Republic of Belarus Ministry of Finance,
5.88%, 02/24/26 (k)	2,400,000		2,214,480
6.38%, 02/24/31 (k)	12,700,000		11,000,740
Republic Of Ghana, 7.75%, 04/07/29 (e)	1,203,000		1,228,564
Republic of South Africa Government Bond,
8.00%, 01/31/30	43,585,155	ZAR	2,894,318
8.25%, 03/31/32	45,590,000	ZAR	2,915,533
8.88%, 02/28/35	45,293,552	ZAR	2,879,048
Romanian Government International Bond, 2.00%, 04/14/33 (e)	551,000	EUR	647,892
Russian Federal Bond - OFZ,
6.10%, 07/18/35	459,286,000	RUB	5,731,324
7.15%, 11/12/25	326,157,000	RUB	4,508,200
7.40%, 07/17/24	380,731,000	RUB	5,290,017

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Saudi Government International Bond, 3.75%, 01/21/55 (e)	$1,685,000		$1,778,524
Turkey Government International Bond, 6.38%, 10/14/25	2,656,000		2,779,398
Ukraine Government International Bond,
1.26%, 05/31/40 (f),(g),(k)	11,617,000		13,766,145
6.88%, 05/21/29 (e),(k)	4,448,000		4,615,600
7.38%, 09/25/32 (k)	1,573,000		1,653,110

TOTAL SOVEREIGN DEBT (COST $187,316,134)			190,915,398

MORTGAGE-BACKED SECURITIES — 5.5%
Europe — 0.2%
Commercial Mortgage-Backed Securities — 0.1%
Cold Finance plc, Series 1, Class E, Update Replacements.xls: BP0003M + 3.55%, 2.98%, 08/20/29 (c),(f),(k)	3,725,511	GBP	5,139,615

Mortgage Securities — 0.1%
Cold Finance plc,
Series 1, Class D, Update Replacements.xls: BP0003M + 2.50%, 3.23%, 08/20/29 (c),(f),(k)	3,638,387	GBP	5,033,983
Series 1, Class C, Update Replacements.xls: BP0003M + 1.95%, 4.22%, 08/20/29 (c),(f),(k)	1,104,882	GBP	1,529,603

			6,563,586

Total Europe			11,703,201

North America — 5.3%
Collateralized Mortgage Obligation (Residential) — 0.2%
Alternative Loan Trust,
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + ..36%, 7.45%, 10/20/36 (c),(f),(g)	$4,579,515		2,213,481
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 4.39%, 12/20/46 (b),(c),(f)	319,678		266,023
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 4.62%, 02/20/47 (b),(c),(f)	495,941		389,843
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 4.74%, 02/20/47 (b),(c),(f)	474,293		377,589
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + ..21%, 6.68%, 07/20/46 (b),(c),(f)	302,853		229,136
Banc of America Funding Trust, Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 3.48%, 04/20/35 (c),(f),(g)	1,519,623		1,362,284
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD LIBOR + .25%, 3.38%, 07/25/47 (b),(c),(f)	256,969		232,579
Federal National Mortgage Association, Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(c),(m)	2,531,611		21,906
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + ..36%, 3.25%, 05/19/46 (b),(c),(f)	670,941		382,082
Series 2006-4, Class 1A2A, 1 mo. USD LIBOR + ..38%, 4.71%, 05/19/46 (b),(c),(f)	402,648		238,122
Legacy Mortgage Asset Trust, Series 2020-GS4 SEQ, Class A2, 4.00%, 02/25/60 (b),(c),(e)	1,000,000		1,009,904
LHOME Mortgage Trust, Series 2021-RTL1, Class M, 4.46%, 09/25/26 (b),(c),(e),(f)	1,884,000		1,883,614
WaMu Mortgage Pass-Through Certificates Series, 12 mo. MTA + 1.07%, 7.97%, 01/25/46 (b),(c),(f)	348,590		320,141

			8,926,704

Commercial Mortgage-Backed Securities — 0.5%
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 7.10%, 06/15/35 (b),(c),(e),(f)	90,000		87,789
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.94%, 06/11/50 (b),(e),(f)	6,394,787		5,720,136
BX Commercial Mortgage Trust, Series 2020-VIVA, Class E, 3.90%, 03/11/44 (b),(c),(e),(f)	1,000,000		1,002,769
COMM Mortgage Trust, Series 2014-CR21, Class E, 3.00%, 12/10/47 (b),(e)	1,686,000		849,407
Commercial Mortgage Trust, Series 2016-CD1, Class D, 5.88%, 08/10/49 (b),(c),(e),(f)	2,075,000		1,710,470
Crescent Capital Trust, 1 mo. USD LIBOR + 2.55%, 3.99%, 04/15/36 (b),(c),(e),(f)	1,000,000		1,000,428
FREMF Mortgage Trust, Series 2017-KL1P, Class BP, 5.75%, 10/25/25 (b),(c),(e),(f)	1,000,000		1,025,060
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (b),(e)	2,280,497		1,859,102
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class F, 1 mo. USD LIBOR + 3.43%, 4.24%, 03/15/37 (b),(c),(e),(f)	4,828,742		4,840,838
Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 6.97%, 12/15/37 (b),(c),(e),(f)	1,000,000		1,008,750
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class C, 5.34%, 02/15/41 (b),(f)	5,200,821		2,547,362
Prima Capital CRE Securitization Ltd., Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(e)	1,000,000		1,077,248

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(c),(e),(f)	$1,720,000	$1,632,953
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (c),(e),(f)	100,000	86,844
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR SEQ, Class D, 0.01%, 09/15/31 (b),(c),(e),(f)	100,000	99,823

		24,548,979

Inverse Interest Only Collateralized Mortgage Obligations — 0.8%
CFK Trust, Series 2020-MF2, Class X, 1.14%, 03/15/39 (b),(c),(e),(f),(m)	19,612,000	819,115
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 4.42%, 12/15/72 (b),(c),(e),(f),(m)	5,347,000	462,826
Series 2019-GC43, Class XD, 3.63%, 11/10/52 (b),(c),(e),(f),(m)	5,918,000	269,713
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 0.94%, 08/10/47 (b),(c),(f),(m)	16,105,081	433,581
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1X2, 1.30%, 04/25/31 (b),(c),(e),(m)	278,167	262
Series 2019-R01, Class 2X2, 1.30%, 07/25/31 (b),(c),(e),(m)	1,786,166	3,265
Series 2019-R06, Class 2X2, 1.10%, 09/25/39 (b),(c),(e),(m)	1,085,369	1,143
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 2.58%, 06/15/57 (b),(c),(f),(m)	36,480,939	858,323
Series 2015-C3, Class XA, 2.03%, 08/15/48 (b),(c),(f),(m)	95,905,983	2,223,484
Series 2019-C18, Class XD, 4.56%, 12/15/52 (b),(c),(e),(f),(m)	4,452,333	451,035
DC Office Trust, Series 2019-MTC, Class X, 4.23%, 09/15/45 (b),(c),(e),(f),(m)	64,579,000	662,710
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (b),(c),(m)	1,381,500	28,929
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (b),(c),(m)	1,935,200	26,474
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c),(m)	3,769,635	55,613
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c),(m)	7,136,147	112,002
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c),(m)	6,000,356	46,029
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(c),(m)	2,056,657	21,934
Series K-1514, Class X3, 4.38%, 10/25/34 (b),(c),(f),(m)	13,043,739	3,586,533
Series K049, Class X3, 8.25%, 10/25/43 (b),(c),(f),(m)	2,177,000	118,842
Series K061, Class X1, 3.63%, 11/25/26 (b),(c),(f),(m)	17,766,452	165,299
Series K071, Class X1, 3.75%, 11/25/27 (b),(c),(f),(m)	88,850,544	1,467,811
Series K089, Class X3, 8.00%, 01/25/46 (b),(c),(f),(m)	7,963,000	1,205,208
Series K095, Class X3, 5.23%, 08/25/47 (b),(c),(f),(m)	9,297,000	1,327,314
Series K102, Class X3, 3.64%, 12/25/46 (b),(c),(f),(m)	20,880,337	2,715,655
Series K105, Class X3, 6.25%, 03/25/53 (b),(c),(f),(m)	8,413,000	1,169,626
Series K154, Class X1, 3.97%, 11/25/32 (b),(c),(f),(m)	32,348,365	846,621
Series K725, Class X1, 3.63%, 01/25/24 (b),(c),(f),(m)	137,441,380	2,094,469
Series KG01, Class X3, 4.50%, 05/25/29 (b),(c),(f),(m)	9,477,000	1,993,999
Series KLU1, Class X3, 3.50%, 01/25/31 (b),(c),(f),(m)	24,936,329	3,967,195
Series KLU2, Class X3, 3.98%, 08/25/29 (b),(c),(f),(m)	9,447,946	2,049,807
Series KLU2, Class X1, 4.96%, 08/25/29 (b),(c),(f),(m)	63,612,333	4,135,310
Series KS11, Class XFX, 4.96%, 06/25/29 (b),(c),(f),(m)	25,265,000	2,553,685
Series KW08, Class X3, 4.00%, 10/25/31 (b),(c),(f),(m)	6,701,000	1,263,205
Series KW09, Class X3, 9.50%, 06/25/29 (b),(c),(f),(m)	6,654,000	1,290,823
Series KW10, Class X3, 2.75%, 10/25/32 (b),(c),(f),(m)	5,935,000	1,052,448
Federal National Mortgage Association,
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c),(m)	7,864,312	149,123
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(c),(m)	8,118,775	169,650
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(c),(m)	2,640,362	72,626
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(c),(m)	11,971,298	195,563
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(c),(m)	21,456,151	393,699
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (b),(c),(m)	9,296,742	77,070
Series 2017-C06, Class 2X1, 1.80%, 02/25/30 (b),(c),(m)	6,360,631	97,986
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(m)	28,079,322	336,896
Series 2018-C02, Class 2X2, 1.30%, 08/25/30 (b),(c),(m)	2,586,234	30,647
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (b),(c),(m)	11,574,498	132,563
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (b),(c),(e),(f),(m)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 6.28%, 07/10/52 (b),(c),(e),(f),(m)	2,219,000	186,789

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 7.00%, 11/13/52 (b),(c),(e),(f),(m)	$4,231,000	$418,124
MFT Trust, Series 2020-ABC, Class XA, 5.50%, 02/10/42 (b),(c),(e),(f),(m)	20,401,000	239,753
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(e),(m)	7,780,200	96,163
Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(e),(m)	7,351,600	83,595
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(c),(e),(m)	1,358,000	29,714

		42,190,401

Mortgage Securities — 3.8%
Alternative Loan Trust,
Series 2004-2CB, Class M, 3.78%, 03/25/34 (b),(c),(f)	525,932	448,554
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + ..42%, 4.23%, 05/20/46 (c),(f)	770,846	668,987
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + ..26%, 6.85%, 07/25/46 (b),(c),(f)	332,457	250,047
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (c),(g)	994,164	740,991
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2 SEQ, Class A5, 2.51%, 06/15/54 (b),(c),(e)	509,000	526,599
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class FMP, 4.83%, 11/05/32 (c),(e),(f),(g)	4,408,000	3,877,356
Series 2019-BPR, Class EMP, 5.93%, 11/05/32 (c),(e),(f),(g)	8,817,000	8,101,368
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 6.51%, 09/15/35 (b),(c),(e),(f)	2,132,000	2,113,142
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 7.16%, 05/15/35 (b),(c),(e),(f)	106,000	105,999
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 1.18%, 11/10/49 (c),(e),(f),(g)	3,266,000	2,940,801
Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(e)	3,158,000	1,944,381
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 7.25%, 02/25/37 (b),(c),(f)	288,862	249,248
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 3.88%, 04/25/35 (b),(c),(f)	732,102	615,198
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 8.00%, 09/10/45 (b),(c),(e),(f)	926,000	767,525
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(e)	155,000	154,212
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(e),(g)	2,918,000	2,842,208
Series 2015-GC31, Class D, 4.88%, 06/10/48 (c),(f),(g)	1,850,000	1,863,253
Series 2016-C3, Class D, 3.00%, 11/15/49 (c),(e),(g)	1,826,000	1,417,633
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(e)	100,000	91,024
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(e)	697,000	604,862
COMM Mortgage Trust,
Series 2014-CR14, Class D, 5.38%, 02/10/47 (b),(c),(e),(f)	591,000	545,650
Series 2014-CR18, Class D, 3.60%, 07/15/47 (b),(c),(e),(f)	2,161,000	2,176,646
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(e)	1,993,000	1,606,175
Series 2019-GC44, Class 180D, 4.32%, 08/15/57 (b),(c),(e),(f)	227,000	200,789
Series 2019-GC44, Class 180C, 5.25%, 08/15/57 (b),(c),(e),(f)	334,000	314,209
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(e)	239,000	198,213
Series 2015-CR23, Class D, 0.39%, 05/10/48 (b),(c),(f)	502,000	512,134
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(e)	4,668,000	3,876,900
Series 2015-CR25, Class D, 3.33%, 08/10/48 (b),(c),(f)	479,000	441,509
Series 2015-CR27, Class D, 4.75%, 10/10/48 (b),(c),(e),(f)	2,955,000	2,915,075
Series 2015-LC21, Class D, 0.86%, 07/10/48 (b),(c),(f)	1,127,000	1,148,996
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 3.63%, 06/15/57 (c),(f),(g)	843,000	650,106
Series 2015-C3, Class D, 2.63%, 08/15/48 (c),(f),(g)	3,139,000	1,744,468
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	4,918,465
Series 2018-C14, Class D, 3.86%, 11/15/51 (b),(c),(e),(f)	100,000	103,328
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	499,336
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(e)	163,000	138,233
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(e)	1,409,000	1,182,210
DBWF Mortgage Trust, Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 8.00%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,131,811
Eagle RE Ltd.,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 3.79%, 04/25/29 (c),(e),(f),(g)	8,674,000	8,783,735

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 3.88%, 01/25/30 (c),(e),(f),(g)	$10,192,000	$10,019,755
Federal Home Loan Mortgage Corp., Series K743, Class X3, 2.95%, 05/25/28 (c),(f)	100,000	17,847
FHLMC, Series 2021-MN1, Class M2, Update Replacements.xls: SOFR30A + 3.75%, 4.23%, 01/25/51 (b),(c),(e),(f)	100,000	104,947
Government National Mortgage Association, 4.50%, 10/20/49 (c),(g)	5,683,834	6,108,120
GS Mortgage Securities Corp.,
Series 2013-GC10, Class E, 2.88%, 02/10/46 (b),(c),(e),(f)	3,900,000	3,134,192
Series 2018-GS10, Class E, 3.00%, 07/10/51 (b),(c),(e),(f)	1,393,000	1,276,274
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 3.18%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,411
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 3.48%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,514
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 3.89%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,535
GS Mortgage Securities Trust,
Series 2014-GC20, Class C, 3.14%, 04/10/47 (b),(c),(f)	1,453,000	1,426,083
Series 2014-GC20, Class D, 4.25%, 04/10/47 (b),(c),(e),(f)	1,199,911	667,898
Series 2014-GC24, Class B, 3.99%, 09/10/47 (b),(c),(f)	100,000	104,594
Series 2014-GC24, Class C, 6.04%, 09/10/47 (b),(c),(f)	303,000	260,418
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(e)	1,415,000	1,306,460
Series 2016-GS4, Class D, 3.23%, 11/10/49 (c),(e),(f)	200,000	168,709
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(e)	1,593,000	1,499,387
Hilton USA Trust, Series 2016-HHV, Class F, 4.20%, 11/05/38 (b),(c),(e),(f)	20,139,000	20,094,130
IMT Trust, Series 2017-APTS, Class FFX, 4.73%, 06/15/34 (b),(c),(e),(f)	625,000	625,716
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 4.64%, 05/15/34 (b),(c),(e),(f)	3,258,000	3,160,820
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 5.25%, 08/15/49 (b),(c),(e),(f)	100,000	87,949
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.47%, 10/15/48 (c),(e),(f),(g)	5,074,000	4,212,217
Series 2015-C29, Class D, 3.36%, 05/15/48 (b),(c),(f)	112,000	92,172
Series 2015-C30, Class D, 3.38%, 07/15/48 (b),(c),(f)	4,360,000	4,131,885
Series 2015-C31, Class E, 3.97%, 08/15/48 (b),(c),(e),(f)	1,093,000	727,787
Series 2016-C1, Class E, 3.89%, 03/15/49 (b),(c),(e),(f)	3,126,000	2,666,375
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(e)	556,000	556,456
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (b),(c),(e)	571,000	572,666
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class D, 3.39%, 03/10/50 (b),(c),(e),(f)	1,125,000	1,068,474
Series 2017-5, Class C, 3.89%, 03/10/50 (b),(c),(e),(f)	967,000	979,594
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(e)	176,000	171,266
Series 2015-C21, Class D, 9.25%, 03/15/48 (c),(e),(f),(g)	3,575,000	2,517,315
Series 2015-C22, Class D, 5.00%, 04/15/48 (b),(c),(e),(f)	870,000	648,043
Series 2016-C29, Class D, 3.00%, 05/15/49 (c),(e),(g)	2,517,000	1,848,052
Series 2016-C30, Class D, 3.00%, 09/15/49 (c),(e),(f),(g)	1,323,000	1,001,613
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,824,075
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(e),(f),(g)	991,000	658,560
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 3.94%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,754,921
Series 2016-UB12, Class D, 3.31%, 12/15/49 (c),(e),(g)	1,761,000	898,668
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 3.73%, 07/15/35 (b),(c),(e),(f)	1,000,000	995,606
Mortgage Insurance-Linked Notes,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 3.23%, 11/26/29 (c),(e),(f),(g)	8,540,000	8,515,217
Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 3.13%, 01/25/30 (c),(e),(f),(g)	1,425,000	1,393,423
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 3.88%, 08/15/34 (b),(c),(e),(f)	379,558	380,398
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 4.25%, 02/15/33 (b),(c),(e),(f)	250,000	236,413
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 4.14%, 07/15/36 (b),(c),(e),(f)	105,000	103,946
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 4.49%, 07/15/36 (b),(c),(e),(f)	102,000	101,966
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.63%, 04/15/32 (b),(c),(e),(f)	1,301,000	1,262,673
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 4.75%, 05/27/23 (c),(e),(f),(g)	3,415,531	3,363,113

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BD, 3.50%, 04/15/38 (b),(c),(e)	$100,000	$100,674
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (b),(c),(e)	1,648,000	1,640,217
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(e)	339,000	328,080
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(e)	1,173,000	1,159,855
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(e)	121,000	116,632
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class D, 1.88%, 10/25/52 (b),(c),(e),(f)	227,000	230,126
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,721,514
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.75%, 10/10/48 (b),(c),(e),(f)	295,000	252,229
STACR Trust, Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 5.75%, 02/25/47 (b),(c),(e),(f)	1,198,000	1,263,141
TPGI Trust 2021-DGWD,
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 2.22%, 06/15/26 (b),(c),(e),(f)	1,000,000	1,000,021
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 4.38%, 06/15/26 (b),(c),(e),(f)	1,000,000	1,000,022
UBS Commercial Mortgage Trust,
Series 2018-C9, Class D, 6.38%, 03/15/51 (b),(c),(e),(f)	331,000	334,783
Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 2.75%, 02/15/32 (c),(e),(f),(g)	798,000	778,897
WaMu Mortgage Pass-Through Certificates Series, Series 2005-AR19, Class B1, 1 mo. USD LIBOR + 1.05%, 3.97%, 12/25/45 (c),(f),(g)	1,710,051	1,442,147
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + ..82%, 2.97%, 12/25/46 (c),(f),(g)	2,040,650	1,877,110
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 6.00%, 02/25/47 (c),(f)	262,291	248,083
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	915,006
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(e)	4,590,000	4,567,449
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(e),(g)	5,146,000	3,697,741
Series 2015-C31, Class D, 3.85%, 11/15/48 (c),(g)	3,546,000	3,215,179
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(e)	4,253,000	3,925,812
Series 2019-JWDR, Class E, 0.01%, 09/15/31 (b),(c),(e),(f)	1,983,000	1,971,707
Series 2019-JWDR, Class G, 3.72%, 09/15/31 (b),(c),(e),(f)	2,074,000	2,014,460
Series 2019-JWDR, Class F, 4.00%, 09/15/31 (b),(c),(e),(f)	2,300,000	2,270,339
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(e)	379,000	371,680
Series 2014-C22, Class D, 3.14%, 09/15/57 (b),(c),(e),(f)	4,703,000	4,409,340
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.24%, 11/10/36 (b),(c),(e),(f)	129,000	117,981

		201,135,254

Total North America		276,801,338

TOTAL MORTGAGE-BACKED SECURITIES (COST $287,533,134)		288,504,539

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.2%
North America — 0.2%
Interest Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 6.06%, 10/20/45 (c),(f)	4,771,619	917,263
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 6.11%, 11/20/45 (c),(f)	5,279,186	1,100,937
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 6.11%, 07/20/47 (c),(f)	4,230,863	730,175
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 6.11%, 08/20/47 (c),(f)	5,301,730	1,111,232
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 6.11%, 10/20/47 (c),(f)	5,403,419	1,032,134
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 6.06%, 04/20/47 (c),(f)	4,585,663	862,499
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 6.11%, 05/20/47 (c),(f)	4,741,574	927,058
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 6.11%, 04/20/48 (c),(f)	6,794,781	1,374,761
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 6.06%, 05/20/48 (c),(f)	4,543,660	705,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 6.11%, 07/20/48 (c),(f)	$3,749,009	$557,215

		9,318,364

Total North America		9,318,364

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $9,315,011)		9,318,364

MUNICIPALS — 0.6%
North America — 0.6%
California Housing Finance, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (a),(b),(c),(f)	15,104,838	314,437
Puerto Rico,
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A), 5.00%, 07/01/41 (b),(j)	5,505,000	4,617,319
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A), 5.50%, 07/01/39 (b),(j)	3,740,000	3,291,200
GO, Series 2014 A, (SER A), 8.00%, 07/01/35 (b),(j)	25,250,000	20,894,375

Total North America		29,117,331

TOTAL MUNICIPALS (COST $17,974,116)		29,117,331

U.S. TREASURY NOTES — 5.8%
North America — 5.8%
U.S. Treasury Notes,
0.25%, 05/15/24 - 06/15/24	100,000,000	99,421,876
0.38%, 04/15/24	50,000,000	49,941,406
0.75%, 03/31/26 - 05/31/26	90,000,000	89,541,796
1.88%, 06/30/26 - 07/31/26	60,000,000	62,929,688

Total North America		301,834,766

TOTAL U.S. TREASURY NOTES (COST $301,660,672)		301,834,766

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
Invesco Emerging Markets Sovereign Debt ETF (c)	4,662	128,765
SPDR Dow Jones International Real Estate ETF (b),(c)	125,850	4,621,212
Vanguard Emerging Markets Government Bond ETF (c)	1,375	109,766
Vanguard Real Estate ETF (b),(c)	17,477	1,778,984

TOTAL EXCHANGE-TRADED FUNDS (COST $6,432,035)		6,638,727

WARRANTS — 0.1%
26 Capital Acquisition Corp., A Shares (a),(b),(c)	263,850	271,765
Amplitude Healthcare Acquisition Corp. (a),(b),(c)	150,000	174,000
Austerlitz Acquisition Corp. II, A Shares (a),(c)	116,250	145,313
Authentic Equity Acquisition Corp. (a),(b),(c)	275,000	234,657
Capstar Special Purpose Acquisition Corp. (a),(b),(c)	268,650	241,758
CC Neuberger Principal Holdings II, A Shares (a),(b),(c)	130,450	177,412
CF Acquisition Corp. V, A Shares (a),(c)	155,000	158,100
CHP Merger Corp., Class A (a),(b),(c)	291,000	253,199
Compute Health Acquisition Corp., A Shares (a),(b),(c)	116,250	175,538
dMY Technology Group, Inc. IV, A Shares (a),(b),(c)	93,000	132,060
E.Merge Technology Acquisition Corp. (a),(b),(c)	213,333	206,933
Executive Network Partnering Corp. (a),(b),(c)	116,250	115,088
Global Synergy Acquisition Corp. (a),(b),(c)	254,650	201,199
GO Acquisition Corp., A Shares (a),(b),(c)	188,000	206,800
HIG Acquisition Corp., A Shares (a),(b),(c)	155,000	176,685
Hudson Executive Investment Corp. II (a),(b),(c)	126,112	150,073
Isleworth Healthcare Acquisi (a),(b),(c)	114,434	80,092
Ivanhoe Capital Acquisition Corp., A Shares (a),(b),(c)	163,129	300,157
Jaws Mustang Acquisition Corp., C Shares (a),(b),(c)	132,975	167,549
LIV Capital Acquisition Corp. (a),(b),(c)	210,000	199,500
Marlin Technology Corp. (a),(b),(c)	206,666	243,866

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
McLaren Racing Ltd. (a),(c)	22,935	$0
Moringa Acquisition Corp. (a),(c)	150,000	114,000
NightDragon Acquisition Corp. (a),(c)	93,000	124,968
Noble Rock Acquisition Corp., A Shares (a),(b),(c)	200,000	164,300
North Mountain Merger Corp. (a),(b),(c)	232,500	227,525
Northern Genesis Acquisition Corp. III (a),(c)	116,250	192,016
OCA Acquisition Corp., A Shares (a),(b),(c)	233,750	162,152
Powered Brands, A Shares (a),(c)	155,000	151,900
RedBall Acquisition Corp. (a),(b),(c)	181,700	196,236
ScION Tech Growth I, A Shares (a),(b),(c)	155,000	162,750
SCVX Corp., Class A (a),(b),(c)	214,286	229,286
Trebia Acquisition Corp. (a),(b),(c)	209,746	360,763
Trepont Acquisition Corp. I (a),(b),(c)	232,500	208,064
Union Acquisition Corp. II (a),(b),(c)	525,000	477,750
Yucaipa Acquisition Corp. (a),(b),(c)	177,141	237,369

TOTAL WARRANTS (COST $6,348,599)		7,020,823

INVESTMENTS IN INVESTEE FUNDS — 10.6%
North America — 10.6%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 142,841,711) (a),(n)	4	145,474,050
Atreides Foundation Fund, Ltd. (cost $ 100,000,000) (a)	1	101,108,659
Islet Offshore Fund Ltd. (cost $ 167,000,000) (a),(n)	1	190,925,040
Islet Onshore Fund LP (cost $ 23,000,000) (a),(n)	1	26,313,024
PIMCO ILS Fund SP II (cost $ 22,327,163) (a),(n)	3	23,068,887
Saba Capital Carry Neutral Tail Hedge Offshore Fund Ltd. (cost $ 42,250,000) (a),(n)	1	40,307,963
Saba Capital Carry Neutral Tail Hedge Partners, L.P. (cost $ 22,750,000) (a),(n)	1	21,708,521

Total North America		548,906,144

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $520,168,874)		548,906,144

TOTAL LONG-TERM INVESTMENTS (COST $2,773,823,996)		2,890,815,248

Security Description	Certificates	Value
COMMODITIES — 6.4%
California Carbon Allowance Vintage Specific 2017 (a),(c)	1,017,701	22,073,935
California Carbon Allowance Vintage Specific 2018 (a),(c)	16,515	358,210
California Carbon Allowance Vintage Specific 2019 (a),(c)	404,770	8,779,461
California Carbon Allowance Vintage Specific 2020 (a),(c)	9,592,014	208,050,784
California Carbon Allowance Vintage Specific 2022 (a),(c)	1,161,000	25,193,700
California Carbon Allowance Vintage Specific 2023 (a),(c)	525,000	11,660,250
California Carbon Allowance Vintage Specific 2024 (a),(c)	2,482,000	55,373,420

TOTAL COMMODITIES (COST $273,458,746)		331,489,760

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 1.0%
Exchange-Traded Call Options — 0.9%
Cap Call	0.01 USD	03/31/22	800,000,000	$800,000,000	$1,700,000	$448,056	$(1,251,944)
Cap Call	0.01 USD	04/05/22	800,000,000	800,000,000	1,680,000	604,008	(1,075,992)
CRUDE OIL FUT OPT AUG21	80.00 USD	07/15/21	1,200	3,597,600	265,824	204,000	(61,824)
CRUDE OIL FUTURE DEC21	70.00 USD	11/16/21	125	376,125	62,690	685,000	622,310
CRUDE OIL FUTURE DEC22	98.00 USD	11/16/22	11,999	35,925,006	4,997,849	11,399,050	6,401,201

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUTURE DEC22	80.00 USD	11/16/22	300	$19,131,000	$435,456	$804,000	$368,544
NASDAQ 100 EUR AUG21	15,353.45 USD	08/20/21	12,450	18,130,935,000	249,000	249,000	—
NAT GAS CAL STRIP DEC21	4.00 USD	12/29/21	300	33,516,000	198,000	383,400	185,400
NAT GAS EURO FUTURE MAR22	6.00 USD	02/23/22	172	5,149,680	202,129	330,756	128,627
NAT GAS EURO OPT DEC21	4.00 USD	11/24/21	299	8,964,020	485,179	928,694	443,515
NAT GAS EURO OPT DEC21	5.00 USD	11/24/21	22	659,560	31,079	31,079	—
NAT GAS EURO OPT FEB22	3.00 USD	01/26/22	43	27,421,100	175,985	375,046	199,061
NAT GAS EURO OPT FEB22	3.25 USD	01/26/22	354	225,745,800	1,386,195	2,572,872	1,186,677
NAT GAS EURO OPT JAN22	4.00 USD	12/28/21	150	4,497,000	472,841	620,700	147,859
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	129	82,263,300	316,395	577,533	261,138
NAT GAS EURO OPT NOV21	3.75 USD	10/26/21	257	7,704,860	251,261	753,524	502,263
NAT GAS EURO OPT NOV21	4.00 USD	10/26/21	536	16,069,280	1,115,531	1,174,376	58,845
NATURAL GAS FUTURE APR22	3.00 USD	03/28/22	57	1,662,690	62,852	171,684	108,832
NATURAL GAS FUTURE APR22	2.50 USD	03/28/22	307	8,955,190	977,175	1,787,354	810,179
NATURAL GAS FUTURE APR23	3.00 USD	03/28/23	139	3,725,200	272,349	266,046	(6,303)
NATURAL GAS FUTURE APR23	4.00 USD	03/28/23	21	562,800	16,856	9,030	(7,826)
NATURAL GAS FUTURE AUG21	3.00 USD	07/27/21	425	12,788,250	898,470	2,790,975	1,892,505
NATURAL GAS FUTURE AUG22	3.00 USD	07/26/22	75	2,187,750	82,700	217,800	135,100
NATURAL GAS FUTURE AUG23	3.00 USD	07/26/23	139	3,725,200	272,349	235,188	(37,161)
NATURAL GAS FUTURE AUG23	4.00 USD	07/26/23	21	562,800	16,856	6,300	(10,556)
NATURAL GAS FUTURE DEC23	3.00 USD	11/27/23	139	3,725,200	272,349	521,945	249,596
NATURAL GAS FUTURE DEC23	4.00 USD	11/27/23	21	553,980	16,856	27,720	10,864
NATURAL GAS FUTURE FEB23	3.00 USD	01/26/23	139	4,459,120	272,349	804,393	532,044
NATURAL GAS FUTURE FEB23	4.00 USD	01/26/23	21	562,800	16,856	63,336	46,480
NATURAL GAS FUTURE JAN22	3.50 USD	12/28/21	696	20,942,640	2,637,621	4,147,464	1,509,843
NATURAL GAS FUTURE JAN23	3.00 USD	12/22/22	50	376,125	375	18,175	17,800
NATURAL GAS FUTURE JAN23	3.00 USD	12/27/22	139	3,725,200	272,349	796,748	524,399
NATURAL GAS FUTURE JAN23	4.00 USD	12/27/22	21	552,510	16,856	58,947	42,091
NATURAL GAS FUTURE JUL21	4.00 USD	08/26/21	429	12,513,930	494,495	494,495	—
NATURAL GAS FUTURE JUL22	3.00 USD	06/27/22	75	2,187,750	82,700	210,000	127,300
NATURAL GAS FUTURE JUL23	3.00 USD	06/27/23	139	3,725,200	272,349	229,211	(43,138)
NATURAL GAS FUTURE JUL23	4.00 USD	06/27/23	21	562,800	16,856	6,027	(10,829)
NATURAL GAS FUTURE JUN22	3.00 USD	05/25/22	75	2,187,750	82,700	192,675	109,975
NATURAL GAS FUTURE JUN23	3.00 USD	05/25/23	139	3,657,090	272,349	211,002	(61,347)
NATURAL GAS FUTURE JUN23	4.00 USD	05/25/23	21	562,800	16,856	5,439	(11,417)
NATURAL GAS FUTURE MAR23	3.00 USD	02/23/23	139	3,725,200	272,349	683,741	411,392
NATURAL GAS FUTURE MAR23	4.00 USD	02/23/23	21	631,890	16,856	54,915	38,059
NATURAL GAS FUTURE MAY22	3.00 USD	04/26/22	75	2,187,750	82,700	183,975	101,275
NATURAL GAS FUTURE MAY23	3.00 USD	04/25/23	139	3,605,660	272,349	206,137	(66,212)
NATURAL GAS FUTURE MAY23	4.00 USD	04/25/23	21	210,000	16,856	5,607	(11,249)
NATURAL GAS FUTURE NOV23	3.00 USD	10/26/23	139	3,725,200	272,349	330,542	58,193
NATURAL GAS FUTURE NOV23	4.00 USD	10/26/23	21	562,800	16,856	13,398	(3,458)
NATURAL GAS FUTURE OCT21	4.00 USD	09/27/21	1,795	54,011,550	582,148	3,008,420	2,426,272
NATURAL GAS FUTURE OCT21	3.50 USD	09/27/21	26	782,340	23,730	89,466	65,736
NATURAL GAS FUTURE OCT21	3.25 USD	09/27/21	1,141	34,332,690	1,276,519	5,547,542	4,271,023
NATURAL GAS FUTURE OCT22	3.00 USD	09/27/22	75	2,187,750	82,701	239,550	156,849
NATURAL GAS FUTURE OCT23	3.00 USD	09/26/23	139	3,725,200	272,349	263,405	(8,944)
NATURAL GAS FUTURE OCT23	4.00 USD	09/26/23	21	562,800	16,856	7,917	(8,939)
NATURAL GAS FUTURE SEP22	3.00 USD	08/26/22	75	52,597,500	82,700	218,475	135,775
NATURAL GAS FUTURE SEP23	3.00 USD	08/28/23	139	3,708,520	272,349	234,771	(37,578)
NATURAL GAS FUTURE SEP23	4.00 USD	08/28/23	21	562,800	16,856	6,468	(10,388)
NYME Natural Gas CAL 3M Spread OCT21	0.20 USD	09/27/21	597	21,605,430	168,026	441,780	273,754
S&P 500 EUR AUG21	4,465.67 USD	08/20/21	12,450	22,285,500	249,000	249,000	—

					$25,362,486	$47,198,157	$21,835,671

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options — 0.1%
CRUDE OIL FUTURE DEC21	40.00 USD	11/16/21	22	$66,198	$38,093	$5,060	$(33,033)
NAT GAS EURO OPT APR22	2.00 USD	03/28/22	204	6,115,920	131,105	23,052	(108,053)
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	65	1,948,700	100,924	54,860	(46,064)
NAT GAS EURO OPT AUG21	2.75 USD	07/27/21	1	29,980	103	17	(86)
NAT GAS EURO OPT AUG21	3.00 USD	07/27/21	74	2,218,520	6,118	5,032	(1,086)
NAT GAS EURO OPT AUG22	2.00 USD	07/26/22	204	130,090,800	131,105	43,248	(87,857)
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	65	1,948,700	100,923	69,030	(31,893)
NAT GAS EURO OPT JUL22	2.00 USD	06/27/22	204	6,115,920	131,105	39,168	(91,937)
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	65	1,948,700	100,924	65,975	(34,949)
NAT GAS EURO OPT JUN22	2.00 USD	05/25/22	204	6,115,920	131,105	39,576	(91,529)
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	65	1,948,700	100,924	67,990	(32,934)
NAT GAS EURO OPT MAR22	2.25 USD	02/23/22	407	259,543,900	217,257	120,879	(96,378)
NAT GAS EURO OPT MAR22	2.75 USD	02/23/22	300	8,994,000	389,081	386,400	(2,681)
NAT GAS EURO OPT MAY22	2.00 USD	04/26/22	204	130,090,800	131,105	42,636	(88,469)
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	65	1,948,700	100,923	72,215	(28,708)
NAT GAS EURO OPT NOV21	2.25 USD	10/26/21	643	410,041,100	265,237	40,509	(224,728)
NAT GAS EURO OPT OCT22	2.00 USD	09/27/22	204	130,090,800	131,105	55,692	(75,413)
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	65	1,948,700	100,923	78,195	(22,728)
NAT GAS EURO OPT SEP21	2.25 USD	08/26/21	5	149,700	263	115	(148)
NAT GAS EURO OPT SEP21	2.50 USD	08/26/21	1,106	33,157,880	321,113	42,028	(279,085)
NAT GAS EURO OPT SEP21	3.00 USD	08/26/21	150	4,497,000	157,900	37,200	(120,700)
NAT GAS EURO OPT SEP21	3.50 USD	08/26/21	107	3,207,860	135,106	184,254	49,148
NAT GAS EURO OPT SEP22	2.00 USD	08/26/22	204	130,090,800	131,105	50,592	(80,513)
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	65	1,948,700	100,923	75,465	(25,458)
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	76	2,036,800	16,640	6,916	(9,724)
NATURAL GAS FUTURE APR23	2.00 USD	03/28/23	21	562,800	25,309	14,553	(10,756)
NATURAL GAS FUTURE AUG21	2.25 USD	07/27/21	732	21,916,080	284,244	1,464	(282,780)
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	76	2,286,840	16,640	3,040	(13,600)
NATURAL GAS FUTURE AUG23	2.00 USD	07/26/23	21	562,800	25,309	9,219	(16,090)
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	76	2,036,800	16,640	6,688	(9,952)
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	21	553,980	25,309	12,432	(12,877)
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	76	1,999,560	16,640	3,496	(13,144)
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	21	553,980	25,309	7,161	(18,148)
NATURAL GAS FUTURE JAN22	2.50 USD	12/28/21	214	6,407,160	279,306	49,648	(229,658)
NATURAL GAS FUTURE JAN22	2.00 USD	12/28/21	214	6,407,160	64,771	11,556	(53,215)
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	76	2,036,800	16,640	1,672	(14,968)
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	21	562,800	25,309	4,032	(21,277)
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	76	2,036,800	16,640	3,040	(13,600)
NATURAL GAS FUTURE JUL23	2.00 USD	06/27/23	21	553,980	25,309	9,324	(15,985)
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	76	2,036,800	16,640	3,496	(13,144)
NATURAL GAS FUTURE JUN23	2.00 USD	05/25/23	21	562,800	25,309	10,374	(14,935)
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	76	2,286,840	16,640	6,460	(10,180)
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	21	631,890	25,309	11,928	(13,381)
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	76	2,036,800	16,640	4,788	(11,852)
NATURAL GAS FUTURE MAY23	2.00 USD	04/25/23	21	562,800	25,309	12,474	(12,835)
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	76	2,036,800	16,640	4,104	(12,536)
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	21	562,800	25,309	10,416	(14,893)
NATURAL GAS FUTURE OCT21	2.75 USD	09/27/21	1,387	41,582,260	440,783	257,982	(182,801)
NATURAL GAS FUTURE OCT22	2.25 USD	09/27/21	214	6,415,720	104,831	8,774	(96,057)
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	76	2,004,880	16,640	3,800	(12,840)
NATURAL GAS FUTURE OCT23	2.00 USD	09/26/23	21	562,800	25,309	10,122	(15,187)
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	76	2,004,880	16,640	3,420	(13,220)
NATURAL GAS FUTURE SEP23	2.00 USD	08/28/23	21	631,890	25,309	9,912	(15,397)
NYME Natural Gas CAL 1M Spread SEP21	0.05 USD	08/26/21	321	11,616,990	48,615	25,680	(22,935)
S&P 500 EUR JUL21	4,050.00 USD	07/16/21	80	143,200	880,000	39,333	(840,667)
S&P 500 Index, Strike Price 95.0274 EUR SEP21 PUT	95.03 CNH	09/17/21	10,255,500	10,255,500	3,054,062	3,045,839	(8,223)

					$8,814,470	$5,212,331	$(3,602,139)

Total Purchased Options Outstanding					$34,176,956	$52,410,488	$18,233,532

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description		Value
TOTAL INVESTMENTS IN SECURITIES — 63.1% (COST $3,081,459,698)		$3,274,715,496

TOTAL SECURITIES SOLD SHORT— (7.8)% (PROCEEDS $365,555,852)		(402,514,787)

Other Assets (o) — 44.7%		2,316,110,792

Net Assets — 100.0%		$5,188,311,501

Security Description	Shares	Value
SECURITIES SOLD SHORT — (7.8)%
COMMON STOCK — (7.7)%
Africa — (0.0)%
Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	2,800	$(52,024)
Caledonia Mining Corp. plc	400	(4,840)
Gold Fields Ltd., ADR	12,200	(108,580)
Harmony Gold Mining Co. Ltd., ADR	15,700	(58,561)

Total Africa		(224,005)

Asia — (0.8)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	18,900	(1,381,968)
KB Financial Group, Inc., ADR	3,000	(147,900)
Mitsubishi UFJ Financial Group, Inc., ADR	45,900	(248,778)
Mizuho Financial Group, Inc., ADR	8,100	(23,085)
Shinhan Financial Group Co. Ltd., ADR	1,800	(64,530)
Sumitomo Mitsui Financial Group, Inc., ADR	29,100	(200,499)

		(2,066,760)

Biotechnology & Pharmaceuticals — (0.0)%
China SXT Pharmaceuticals, Inc. (a)	3,425	(4,966)

Communications — (0.0)%
GigaMedia Ltd. (a)	100	(295)

Consumer Discretionary Products — (0.1)%
KBS Fashion Group Ltd. (a)	700	(2,646)
Li Auto, Inc., ADR (a)	71,700	(2,505,198)
Tata Motors Ltd., ADR (a)	2,100	(47,838)
Toyota Motor Corp., ADR	5,600	(979,104)
XPeng, Inc., ADR (a)	21,000	(932,820)
Zepp Health Corp., ADR (a)	3,200	(37,568)

		(4,505,174)

Consumer Discretionary Services — (0.0)%
Bright Scholar Education Holdings Ltd., ADR	100	(424)
China Liberal Education Holdings Ltd. (a)	3,800	(11,780)
iHuman, Inc., ADR (a)	800	(8,272)
Melco Resorts & Entertainment Ltd., ADR (a)	49,800	(825,186)
Meten EdtechX Education Group Ltd. (a)	21,400	(20,767)
OneSmart International Education Group Ltd., ADR (a)	3,800	(4,674)
Puxin Ltd., ADR (a)	4,400	(7,876)
Skillful Craftsman Education Technology Ltd. (a)	3,700	(8,140)
Yum China Holdings, Inc.	4,200	(278,250)

		(1,165,369)

Consumer Products — (0.0)%
Viomi Technology Co. Ltd., ADR (a)	1,900	(16,131)

Consumer Services — (0.0)%
RISE Education Cayman Ltd., ADR (a)	199	(519)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tarena International, Inc., ADR	6,000	$(16,740)

		(17,259)

Consumer Staple Products — (0.0)%
China Xiangtai Food Co. Ltd. (a)	8,700	(13,659)
Farmmi, Inc. (a)	12,200	(5,479)
Happiness Biotech Group Ltd.	1,000	(1,580)
RLX Technology, Inc., ADR (a)	32,500	(283,725)

		(304,443)

Financial Services — (0.0)%
9F, Inc., ADR (a)	16,000	(42,080)
Dunxin Financial Holdings Ltd., ADR (a)	2,900	(4,785)
Fly Leasing Ltd., ADR	800	(13,552)
Hudson Capital, Inc. (a)	1,980	(7,405)
Jianpu Technology, Inc., ADR (a)	300	(798)
Lion Group Holding Ltd., ADR (a)	8,100	(16,848)
Lufax Holding Ltd., ADR (a)	22,900	(258,770)
Nomura Holdings, Inc., ADR	2,000	(10,180)
ORIX Corp., ADR	300	(25,398)
Weidai Ltd., ADR (a)	300	(537)

		(380,353)

Financials — (0.0)%
Senmiao Technology Ltd. (a)	300	(363)

Gaming, Lodging & Restaurants — (0.0)%
Huazhu Group Ltd., ADR	4,100	(216,521)

Health Care — (0.0)%
111, Inc., ADR (a)	1,600	(14,536)
Aesthetic Medical International Holdings Group Ltd., ADR (a)	100	(796)
Aslan Pharmaceuticals Ltd., ADR (a)	3,200	(10,560)
Dr Reddy’s Laboratories Ltd., ADR	1,800	(132,318)
Gracell Biotechnologies, Inc., ADR (a)	1,300	(16,900)
Newegg Commerce, Inc. (a)	700	(13,566)
Qilian International Holding Group Ltd. (a)	1,000	(4,210)
Takeda Pharmaceutical Co. Ltd., ADR	47,291	(795,908)

		(988,794)

Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp. Ltd.	1,700	(6,800)

Industrial Services — (0.0)%
BEST, Inc., ADR (a)	16,100	(28,658)
EHang Holdings Ltd., ADR (a)	10,200	(438,600)
ZTO Express Cayman, Inc., ADR	2,600	(78,910)

		(546,168)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	8,300	(82,585)
Fanhua, Inc., ADR	800	(12,080)

		(94,665)

Materials — (0.0)%
Antelope Enterprise Holdings Ltd. (a)	400	(1,216)
China Natural Resources, Inc. (a)	100	(153)
Vedanta Ltd., ADR	900	(12,780)

		(14,149)

Media — (0.1)%
51job, Inc., ADR (a)	5,194	(403,937)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bilibili, Inc., ADR (a)	1,400	$(170,576)
Blue Hat Interactive Entertainment Technology (a)	100	(87)
Dada Nexus Ltd., ADR (a)	8,900	(258,189)
iQIYI, Inc., ADR (a)	117,200	(1,825,976)
MakeMyTrip Ltd. (a)	3,700	(111,185)
NetEase, Inc., ADR	2,600	(299,650)
Phoenix New Media Ltd., ADR	500	(775)
Pintec Technology Holdings Ltd., ADR (a)	11,100	(12,654)
Sogou, Inc., ADR (a)	100	(853)
SOS Ltd., ADR (a)	56,500	(187,015)
Tencent Music Entertainment Group, ADR (a)	17,600	(272,448)
Trip.com Group Ltd., ADR	51,500	(1,826,190)
Uxin Ltd., ADR (a)	87,500	(336,875)
Zhongchao, Inc., Class A (a)	5,000	(9,200)

		(5,715,610)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp., ADR	1,200	(61,212)
Recon Technology Ltd. (a)	6,500	(28,145)

		(89,357)

Real Estate — (0.0)%
KE Holdings, Inc., ADR (a)	3,800	(181,184)

Renewable Energy — (0.0)%
Jinksolar Holding Co., ADR (a)	6,500	(364,130)

Retail & Wholesale—Staples — (0.0)%
China Jo-Jo Drugstores, Inc. (a)	7,200	(6,777)
Wunong Net Technology Co. Ltd. (a)	7,700	(50,820)

		(57,597)

Retail - Discretionary — (0.3)%
Boqii Holding Ltd., ADR (a)	6,200	(27,838)
Coupang, Inc. (a)	15,700	(656,574)
Global-e Online Ltd. (a)	1,100	(62,788)
JD.com, Inc., ADR (a)	134,500	(10,734,445)
LightInTheBox Holding Co. Ltd., ADR (a)	7,400	(14,652)
MINISO Group Holding Ltd., ADR (a)	4,900	(101,871)
MOGU, Inc., ADR (a)	4,200	(6,972)
Oriental Culture Holding Ltd. (a)	6,300	(30,996)
Pinduoduo, Inc., ADR (a)	1,200	(152,424)
Renren, Inc., ADR (a)	900	(10,773)
Sea Ltd., ADR (a)	5,300	(1,455,380)
Yatsen Holding Ltd., ADR (a)	30,800	(288,596)
Yunji, Inc., ADR (a)	7,000	(12,180)

		(13,555,489)

Semiconductors — (0.0)%
NXP Semiconductors NV	168	(34,561)

Software — (0.0)%
Kingsoft Cloud Holdings Ltd., ADR (a)	3,000	(101,790)
Link Motion, Inc., ADR	11,000	0

		(101,790)

Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	10,100	(36,865)
BlueCity Holdings Ltd., ADR (a)	2,300	(17,204)
Cango, Inc., ADR	5,900	(32,981)
CooTek Cayman, Inc., ADR (a)	400	(668)
Datasea, Inc. (a)	1,300	(3,250)
Diginex Ltd. (a)	3,200	(20,960)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Future FinTech Group, Inc. (a)	22,600	$(71,190)
Infosys Ltd., ADR	28,000	(593,320)
Kulicke & Soffa Industries, Inc.	100	(6,143)
LAIX, Inc., ADR (a)	8,200	(15,252)
Lizhi, Inc., ADR (a)	11,900	(87,227)
Luokung Technology Corp.	40,200	(101,706)
Mercury Fintech Holding, Inc., ADR (a)	2,900	(14,906)
Molecular Data, Inc., ADR (a)	25,300	(23,655)
Powerbridge Technologies Co. Ltd. (a)	1,200	(2,592)
Qutoutiao, Inc., ADR (a)	50,800	(94,488)
Scienjoy Holding Corp. (a)	199	(1,236)
Taoping, Inc. (a)	200	(972)
TELUS International CDA, Inc. (a)	1,200	(37,332)
Tuya, Inc., ADR (a)	5,000	(122,500)
Youdao, Inc., ADR (a)	1,900	(43,871)

		(1,328,318)

Tech Hardware & Semiconductors — (0.1)%
ASE Technology Holding Co. Ltd., ADR	6,200	(49,910)
Canaan, Inc., ADR (a)	46,600	(379,790)
Canon, Inc., ADR	600	(13,578)
Ebang International Holdings, Inc., A Shares (a)	43,100	(132,748)
Sony Corp., ADR	15,800	(1,536,076)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,300	(4,602,128)

		(6,714,230)

Technology Services — (0.0)%
Baozun, Inc., ADR (a)	10,900	(386,296)
Wipro Ltd., ADR	16,166	(126,256)

		(512,552)

Telecommunications — (0.1)%
Chindata Group Holdings Ltd., ADR (a)	4,700	(70,923)
Chunghwa Telecom Co. Ltd., ADR	700	(28,462)
GDS Holdings Ltd., ADR (a)	16,300	(1,279,387)
PLDT, Inc., ADR	1,400	(36,792)
SK Telecom Co. Ltd., ADR	5,800	(182,178)
Telkom Indonesia Persero Tbk PT, ADR	3,400	(73,678)

		(1,671,420)

Utilities — (0.0)%
Azure Power Global Ltd.	300	(8,076)
Korea Electric Power Corp., ADR	3,100	(33,480)

		(41,556)

Total Asia		(40,696,004)

Europe — (0.1)%
Banking — (0.0)%
Barclays plc, ADR	5,981	(57,717)
HSBC Holdings plc, ADR	16,126	(465,235)
Lloyds Banking Group plc, ADR	6,400	(16,320)

		(539,272)

Consumer Discretionary Services — (0.0)%
Esports Entertainment Group, Inc. (a)	4,900	(53,214)
GAN Ltd.	5,000	(82,200)
InterContinental Hotels Group plc, ADR	900	(60,021)
Manchester United plc, Class A	3,000	(45,570)

		(241,005)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	14,800	$(1,065,748)

Consumer Staple Products — (0.0)%
Unilever plc, ADR	1,900	(111,150)

Financial Services — (0.0)%
UBS Group AG	16,600	(254,644)

Health Care — (0.0)%
ADC Therapeutics SA (a)	100	(2,435)
Calliditas Therapeutics AB, ADR (a)	100	(2,944)
Centogene NV (a)	400	(4,176)
Koninklijke Philips NV	10,738	(533,679)
Mereo Biopharma Group plc, ADR (a)	11,200	(35,504)
Tiziana Life Sciences plc, ADR (a)	1,800	(4,221)
uniQure NV (a)	400	(12,320)
Verona Pharma plc, ADR (a)	1,300	(8,502)

		(603,781)

Industrial Services — (0.0)%
Ardmore Shipping Corp. (a)	1,600	(6,752)
Frontline Ltd.	1,540	(13,860)
International Consolidated Airlines Group SA (c)	42,050	(101,340)
Ryanair Holdings plc (a),(c)	4,450	(83,739)
Scorpio Tankers, Inc.	42	(926)

		(206,617)

Insurance — (0.0)%
Prudential plc, ADR	4,100	(156,210)

Materials — (0.0)%
CRH plc, ADR	8,400	(427,056)

Media — (0.0)%
Jumia Technologies AG, ADR (a)	500	(15,165)
Liberty Global plc, Class A (a)	1,000	(27,160)
WPP plc, ADR	1,600	(108,464)

		(150,789)

Metals & Mining — (0.0)%
Ferroglobe PLC	400	0

Oil, Gas & Coal — (0.0)%
Equinor ASA, ADR	30,300	(642,360)

Retail - Discretionary — (0.0)%
MYT Netherlands Parent BV, ADR (a)	900	(27,387)

Software & Technology Services — (0.0)%
RELX plc, ADR	900	(24,003)

Tech Hardware & Semiconductors — (0.0)%
Nokia Oyj, ADR(a)	46,400	(246,848)
Telefonaktiebolaget LM Ericsson, ADR	27,800	(349,724)

		(596,572)

Transportation & Logistics — (0.0)%
Ryanair Holdings plc, ADR (a)	5,500	(595,155)

Utilities — (0.0)%
National Grid plc, ADR	2,000	(127,880)

Total Europe		(5,769,629)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Middle East — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR (a)	1,700	$(4,879)
Intec Pharma Ltd. (a)	1,415	(4,910)

		(9,789)

Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	8,000	(34,000)

Health Care — (0.0)%
Entera Bio Ltd. (a)	1,700	(10,166)
Nano-X Imaging Ltd.	10,600	(339,730)
PainReform Ltd. (a)	200	(564)
Teva Pharmaceutical Industries Ltd., ADR (a)	23,000	(227,700)

		(578,160)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	27,860	(72,575)
ZIM Integrated Shipping Services Ltd. (a)	1,100	(49,423)

		(121,998)

Materials — (0.0)%
Evogene Ltd. (a)	3,500	(11,970)

Media — (0.0)%
Eros STX Global Corp. (a)	59,100	(90,423)

Oil, Gas & Coal — (0.0)%
Borr Drilling Ltd.	7,500	(6,096)

Software & Technology Services — (0.0)%
CYREN Ltd. (a)	900	(729)
My Size, Inc. (a)	1,400	(2,156)
Wix.com Ltd. (a)	400	(116,112)

		(118,997)

Tech Hardware & Semiconductors — (0.0)%
Nano Dimension Ltd., ADR (a)	68,300	(562,792)
SuperCom Ltd. (a)	2,900	(3,973)

		(566,765)

Total Middle East		(1,538,198)

North America — (6.7)%
Apparel & Textile Products — (0.0)%
Capri Holdings Ltd. (a)	15,900	(909,321)
Fossil Group, Inc. (a)	2,400	(34,272)

		(943,593)

Automotive — (0.1)%
Aptiv plc (a)	14,200	(2,234,086)
Sypris Solutions, Inc. (a)	4,200	(15,624)

		(2,249,710)

Banking — (0.2)%
Allegiance Bancshares, Inc.	500	(19,220)
Ameris Bancorp	5,099	(258,162)
Axos Financial, Inc. (a)	200	(9,278)
Banco Latinoamericano de Comercio Exterior SA, Class E	600	(9,222)
BankUnited, Inc.	2,800	(119,532)
Berkshire Hills Bancorp, Inc.	100	(2,741)
Canadian Imperial Bank of Commerce	2,200	(250,492)
Capitol Federal Financial, Inc.	5,200	(61,256)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Carver Bancorp, Inc. (a)	900	$(9,216)
Credicorp Ltd.	3,200	(387,552)
Customers Bancorp, Inc. (a)	1,700	(66,283)
Fifth Third Bancorp	26,900	(1,028,387)
First Horizon National Corp.	31	(536)
First Republic Bank	9,900	(1,852,983)
Glacier Bancorp, Inc.	100	(5,508)
Great Western Bancorp, Inc.	800	(26,232)
Hilltop Holdings, Inc.	1,100	(40,040)
Independent Bank Group, Inc.	700	(51,786)
Pacific Premier Bancorp, Inc.	920	(38,907)
Park National Corp.	100	(11,742)
Pinnacle Financial Partners, Inc.	5,300	(467,937)
PNC Financial Services Group, Inc.	13,900	(2,651,564)
Renasant Corp.	1,200	(48,000)
Signature Bank	900	(221,085)
Simmons First National Corp., Class A	1,100	(32,274)
South State Corp.	2,300	(188,048)
Sterling Bancorp	2,708	(67,131)
TFS Financial Corp.	700	(14,210)
Truist Financial Corp.	42,800	(2,375,400)
UMB Financial Corp.	100	(9,306)
Valley National Bancorp	4,900	(65,807)
WSFS Financial Corp.	100	(4,659)

		(10,394,496)

Biotechnology & Pharmaceuticals — (0.0)%
Adamis Pharmaceuticals Corp. (a)	46,100	(50,710)
Aeterna Zentaris, Inc. (a)	30,024	(26,328)
Atossa Genetics, Inc. (a)	37,400	(236,368)
cbdMD, Inc. (a)	600	(1,740)
Genprex, Inc. (a)	13,300	(44,555)
Graybug Vision, Inc. (a)	6,500	(35,295)
Regulus Therapeutics, Inc. (a)	800	(651)
Tonix Pharmaceuticals Holding Corp. (a)	40,300	(44,733)

		(440,380)

Communications — (0.0)%
Creatd, Inc. (a)	100	(370)
Cuentas, Inc. (a)	100	(820)

		(1,190)

Consumer Discretionary Products — (0.2)%
Adient PLC (a)	400	(18,080)
American Woodmark Corp. (a)	1,200	(98,028)
AYRO, Inc. (a)	8,600	(41,968)
BorgWarner, Inc.	2,640	(128,146)
Carter’s, Inc.	6,200	(639,654)
CBAK Energy Technology, Inc. (a)	16,800	(79,128)
Comstock Holding Cos., Inc. (a)	2,300	(13,754)
DR Horton, Inc.	11,300	(1,021,181)
Dream Finders Homes, Inc., Class A (a)	900	(21,987)
ElectraMeccanica Vehicles Corp. (a)	17,400	(74,298)
HNI Corp.	700	(30,779)
Hooker Furniture Corp.	600	(20,784)
Hovnanian Enterprises, Class A (a)	416	(44,217)
Iconix Brand Group, Inc. (a)	510	(1,596)
Lakeland Industries, Inc. (a)	2,000	(44,660)
Lear Corp.	2,900	(508,312)
Mattel, Inc. (a)	29,000	(582,900)
Mohawk Industries, Inc. (a)	6,800	(1,306,892)
Motorcar Parts of America, Inc. (a)	800	(17,952)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Newell Brands, Inc.	9,418	$(258,712)
Oxford Industries, Inc.	100	(9,884)
Peloton Interactive, Inc., Class A (a)	42,800	(5,308,056)
PVH Corp. (a)	6,700	(720,853)
QuantumScape Corp. (a)	11,400	(333,564)
Sequential Brands Group, Inc. (a)	15	(128)
Sportsman’s Warehouse Holdings, Inc. (a)	200	(3,543)
Stellantis NV	46,300	(912,573)
Steven Madden Ltd.	50	(2,188)
Terminix Global Holdings, Inc. (a)	400	(19,084)
Thor Industries, Inc.	600	(67,800)
Vinco Ventures, Inc. (a)	1,700	(6,715)
Vista Outdoor, Inc. (a)	800	(37,024)
XL Fleet Corp. (a)	300	(2,547)

		(12,376,987)

Consumer Discretionary Services — (0.2)%
Aspen Group, Inc. (a)	1,800	(11,736)
BJ’s Restaurants, Inc. (a)	3,600	(176,904)
Cannae Holdings, Inc. (a)	1,300	(44,083)
Cheesecake Factory, Inc. (The) (a)	400	(21,672)
Chipotle Mexican Grill, Inc. (a)	100	(155,034)
Choice Hotels International, Inc.	1,100	(130,746)
Grand Canyon Education, Inc. (a)	1,000	(89,970)
Kura Sushi USA, Inc., Class A (a)	700	(26,607)
Las Vegas Sands Corp. (a)	97,000	(5,110,930)
Liberty Media Corp-Liberty Braves, Class C (a)	1,500	(41,655)
Live Nation Entertainment, Inc. (a)	600	(52,554)
Luby’s, Inc. (a)	1,000	(3,840)
Madison Square Garden Entertainment Corp.	2,100	(176,337)
Madison Square Garden Sports Corp. (a)	2,100	(362,397)
Marriott International, Inc., Class A (a)	6,800	(928,336)
Muscle Maker, Inc. (a)	400	(560)
Penn National Gaming, Inc. (a)	5,800	(443,642)
Potbelly Corp. (a)	2,000	(15,800)
Regis Corp. (a)	3,800	(35,568)
Restaurant Brands International, Inc.	1,500	(96,660)
Super League Gaming, Inc. (a)	200	(1,078)
Virgin Galactic Holdings, Inc. (a)	6,600	(303,600)
Waitr Holdings, Inc. (a)	23,100	(41,118)
Wynn Resorts Ltd. (a)	24,100	(2,947,430)
XpresSpa Group, Inc. (a)	32,500	(50,050)

		(11,268,307)

Consumer Products — (0.0)%
22nd Century Group, Inc. (a)	7,100	(32,873)
Alkaline Water Co., Inc. (The) (a)	27,400	(41,922)
Fresh Del Monte Produce, Inc.	2,100	(69,048)
Helen of Troy Ltd. (a)	2,100	(479,052)
Pilgrim’s Pride Corp. (a)	3,800	(84,284)
Primo Water Corp.	4,400	(73,612)
Reed’s, Inc.	7,000	(7,140)
RingCentral, Inc., Class A	1,900	(552,102)
Vector Group Ltd.	4,228	(59,784)

		(1,399,817)

Consumer Staple Products — (0.1)%
Aurora Cannabis, Inc. (a)	61,300	(554,152)
Beyond Meat, Inc. (a)	12,300	(1,937,127)
Cal-Maine Foods, Inc.	3,100	(112,251)
Celsius Holdings, Inc. (a)	18,100	(1,377,229)
Conagra Brands, Inc.	800	(29,104)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Constellation Brands, Inc., Class A	300	$(70,167)
Coty, Inc., Class A (a)	90,485	(845,130)
Edgewell Personal Care Co.	1,400	(61,460)
Energizer Holdings, Inc.	300	(12,894)
FSD Pharma, Inc., Class B (a)	7,700	(13,475)
Greenlane Holdings, Inc., Class A (a)	1,700	(7,599)
Hershey Co.	100	(17,418)
Limoneira Co.	200	(3,510)
Mission Produce, Inc. (a)	1,400	(28,994)
Neptune Wellness Solutions, Inc.	9,449	(11,055)
NewAge, Inc. (a)	33,200	(74,036)
Ocean Bio-Chem, Inc.	300	(3,660)
Post Holdings, Inc. (a)	900	(97,623)
Revlon, Inc., Class A (a)	1,600	(20,544)
Simply Good Foods Co. (The) (a)	7,800	(284,778)
Universal Corp.	600	(34,182)
Village Farms International, Inc. (a)	7,200	(77,040)

		(5,673,428)

Design, Manufacturing & Distribution — (0.0)%
SYNNEX Corp.	3,000	(365,280)

Distributors - Consumer Staples — (0.1)%
Bunge Ltd.	18,700	(1,461,405)
Grocery Outlet Holding Corp. (a)	13,700	(474,842)
Performance Food Group Co. (a)	8,100	(392,769)

		(2,329,016)

Distributors - Discretionary — (0.0)%
Pool Corp.	600	(275,196)

Electrical Equipment — (0.0)%
Energous Corp. (a)	19,200	(55,104)
IntriCon Corp. (a)	500	(11,240)
Novanta, Inc. (a)	1,200	(161,712)

		(228,056)

Financial Services — (0.4)%
Altisource Portfolio Solutions SA (a)	300	(2,667)
Altus Midstream	510	(34,430)
Artisan Partners Asset Management, Inc., Class A	1,100	(55,902)
Ault Global Holdings, Inc. (a)	14,900	(42,018)
Brookfield Asset Management, Inc., Class A	29,775	(1,517,929)
Charles Schwab Corp.	79,597	(5,795,458)
CME Group, Inc.	1,100	(233,948)
Columbia Financial, Inc. (a)	1,900	(32,718)
Credit Acceptance Corp. (a)	100	(45,411)
FirstCash, Inc.	400	(30,576)
Goldman Sachs Group, Inc.	21,500	(8,159,895)
Home Point Capital, Inc. (a)	2,400	(14,232)
KKR & Co., Inc., Class A	2,800	(165,872)
loanDepot, Inc., Class A	1,300	(16,705)
Main Street Capital Corp.	6	(246)
Marathon Digital Holdings, Inc. (a)	30,800	(966,196)
Mogo, Inc. (a)	2,000	(15,700)
Nelnet, Inc., Class A	200	(15,046)
Owl Rock Capital Corp.	100	(1,428)
Patria Investments Ltd., Class A	4,300	(75,766)
Rocket Cos., Inc., Class A	8,500	(164,475)
Santander Consumer USA Holdings, Inc.	800	(29,056)
T Rowe Price Group, Inc.	9,100	(1,801,527)
Upstart Holdings, Inc. (a)	700	(87,430)
US Global Investors, Inc., Class A	2,600	(16,094)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Virtu Financial, Inc., Class A	400	$(11,052)
World Acceptance Corp. (a)	300	(48,072)

		(19,379,849)

Financials — (0.0)%
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	206	(10,716)

Gaming, Lodging & Restaurants — (0.1)%
Caesars Entertainment, Inc. (a)	41,476	(4,303,135)
DraftKings, Inc., Class A (a)	4,400	(229,548)
Fiesta Restaurant Group, Inc. (a)	1,500	(20,145)
Marriott Vacations Worldwide Corp. (a)	3,200	(509,760)
Red Robin Gourmet Burgers, Inc. (a)	900	(29,799)

		(5,092,387)

Hardware — (0.0)%
Lumentum Holdings, Inc. (a)	300	(24,609)
NXT-ID, Inc. (a)	9,000	(8,009)
Ubiquiti, Inc.	1,000	(312,190)

		(344,808)

Health Care — (0.9)%
10X Genomics, Inc., Class A (a)	400	(78,328)
Abeona Therapeutics, Inc. (a)	27,900	(43,524)
Acadia Healthcare Co., Inc. (a)	1,100	(69,025)
ACADIA Pharmaceuticals, Inc. (a)	1,400	(34,146)
Acasti Pharma, Inc. (a)	64,500	(36,217)
Acceleron Pharma, Inc. (a)	100	(12,549)
Accolade, Inc. (a)	1,100	(59,741)
Actinium Pharmaceuticals, Inc. (a)	286	(2,262)
AdaptHealth Corp. (a)	6,700	(183,647)
Adaptive Biotechnologies Corp. (a)	200	(8,172)
Adial Pharmaceuticals, Inc. (a)	5,400	(13,770)
ADMA Biologics, Inc. (a)	29,500	(47,200)
Advaxis, Inc. (a)	40,000	(18,548)
Aeglea BioTherapeutics, Inc. (a)	200	(1,392)
Aerpio Pharmaceuticals, Inc. (a)	7,500	(12,675)
Aethlon Medical, Inc. (a)	400	(1,968)
AgeX Therapeutics, Inc. (a)	2,400	(3,720)
agilon health, Inc. (a)	200	(8,114)
Agios Pharmaceuticals, Inc. (a)	3,400	(187,374)
Akebia Therapeutics, Inc. (a)	5	(19)
Akouos, Inc. (a)	1,100	(13,805)
Alexion Pharmaceuticals, Inc.	4,600	(845,066)
Allied Healthcare Products, Inc. (a)	100	(414)
Alpha Pro Tech Ltd. (a)	4,100	(35,137)
Altimmune, Inc. (a)	600	(6,141)
ALX Oncology Holdings, Inc. (a)	100	(5,468)
Ampio Pharmaceuticals, Inc. (a)	46,812	(78,176)
Anavex Life Sciences Corp. (a)	400	(9,144)
Annovis Bio, Inc. (a)	1,100	(94,138)
Applied Molecular Transport, Inc. (a)	900	(41,166)
Aptose Biosciences, Inc. (a)	7,200	(23,904)
Apyx Medical Corp. (a)	100	(1,031)
Aquestive Therapeutics, Inc. (a)	500	(1,985)
Asensus Surgical, Inc. (a)	30	(95)
Aspira Women’s Health, Inc. (a)	2,600	(14,612)
Assertio Holdings, Inc. (a)	13,450	(20,982)
Atea Pharmaceuticals, Inc. (a)	1,400	(30,072)
Athersys, Inc. (a)	300	(432)
Aurinia Pharmaceuticals, Inc.	39,700	(514,512)
Avalon GloboCare Corp. (a)	7,000	(6,877)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Avenue Therapeutics, Inc. (a)	1,200	$(3,012)
Axcella Health, Inc. (a)	100	(401)
Aytu BioScience, Inc. (a)	5,724	(28,677)
AzurRx BioPharma, Inc. (a)	2,000	(1,640)
Bellicum Pharmaceuticals, Inc. (a)	2,570	(8,481)
Bio-Techne Corp.	100	(45,026)
BioAtla, Inc. (a)	1,700	(72,046)
BioCardia, Inc. (a)	1,600	(6,352)
Biocept, Inc. (a)	4,110	(17,221)
BioNano Genomics, Inc. (a)	86,400	(633,312)
BioSig Technologies, Inc. (a)	1,600	(6,176)
BioVie, Inc. (a)	200	(3,390)
Blueprint Medicines Corp. (a)	200	(17,592)
BriaCell Therapeutics Corp. (a)	1,700	(9,061)
Capital Senior Living Corp. (a)	146	(7,227)
Capricor Therapeutics, Inc. (a)	400	(2,052)
Cassava Sciences, Inc. (a)	10,800	(922,752)
Catabasis Pharmaceuticals, Inc. (a)	200	(422)
Catalent, Inc. (a)	4,500	(486,540)
CEL-SCI Corp. (a)	6,800	(59,024)
Centene Corp. (a)	59,900	(4,368,507)
Certara, Inc. (a)	5,500	(155,815)
Check Cap Ltd. (a)	17,200	(22,016)
Chembio Diagnostics, Inc. (a)	6,200	(18,414)
Chiasma, Inc. (a)	2,000	(9,460)
China Pharma Holdings, Inc. (a)	2,600	(1,880)
ChromaDex Corp. (a)	3,800	(37,468)
Citius Pharmaceuticals, Inc. (a)	2,500	(8,700)
Cleveland BioLabs, Inc.	300	(1,641)
Clover Health Investments Corp. (a)	45,900	(611,388)
Clovis Oncology, Inc. (a)	32,400	(187,920)
CNS Pharmaceuticals, Inc. (a)	229	(450)
Co-Diagnostics, Inc. (a)	8,500	(70,125)
Cocrystal Pharma, Inc. (a)	24,300	(30,375)
Cogent Biosciences, Inc. (a)	700	(5,677)
Coherus Biosciences, Inc. (a)	5,000	(69,150)
Congent Biosciences, Inc.	1,000	0
Cullinan Oncology, Inc. (a)	1,600	(41,200)
Curis, Inc. (a)	1,600	(12,912)
CVS Health Corp.	28,600	(2,386,384)
Danaher Corp.	20,900	(5,608,724)
Dare Bioscience, Inc. (a)	1,800	(3,402)
Deciphera Pharmaceuticals, Inc. (a)	700	(25,627)
Design Therapeutics, Inc. (a)	100	(1,989)
DexCom, Inc. (a)	400	(170,800)
Diffusion Pharmaceuticals, Inc. (a)	5,300	(3,869)
Elanco Animal Health, Inc.	6,500	0
Elanco Animal Health, Inc. (a)	34,400	(1,193,336)
Enochian Biosciences, Inc. (a)	200	(994)
Ensign Group, Inc.	500	(43,335)
Enveric Biosciences, Inc. (a)	6,575	(15,648)
Epizyme, Inc. (a)	3,500	(29,085)
Equillium, Inc. (a)	3,300	(19,437)
Evofem Biosciences, Inc. (a)	37,200	(42,036)
Evoke Pharma, Inc. (a)	3,300	(4,521)
Evolus, Inc. (a)	400	(5,060)
Exact Sciences Corp. (a)	1,200	(149,172)
Fennec Pharmaceuticals, Inc. (a)	2,600	(18,954)
Figs, Inc., Class A(a)	100	(4,775)
Flex Pharma, Inc.	1,000	0
Foghorn Therapeutics, Inc. (a)	300	(3,201)
Forma Therapeutics Holdings, Inc. (a)	500	(12,445)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Forte Biosciences, Inc. (a)	400	$(13,448)
Fulgent Genetics, Inc.	5,600	(516,488)
Galera Therapeutics, Inc. (a)	300	(2,949)
GBS, Inc. (a)	3,800	(14,972)
Generation Bio Co. (a)	400	(10,760)
Geron Corp. (a)	500	(705)
Global Blood Therapeutics, Inc. (a)	1,000	(35,020)
GoodRx Holdings, Inc., Class A (a)	12,500	(450,125)
Greenwich Lifesciences, Inc. (a)	141	(6,336)
GT Biopharma, Inc. (a)	1,800	(27,900)
HealthEquity, Inc. (a)	4,800	(386,304)
Heat Biologics, Inc. (a)	7,828	(52,682)
Heron Therapeutics, Inc. (a)	16,500	(256,080)
Horizon Therapeutics plc (a)	400	(37,456)
HTG Molecular Diagnostics, Inc. (a)	833	(4,840)
Humanigen, Inc. (a)	16,200	(281,556)
iBio, Inc. (a)	67,500	(101,925)
IGM Biosciences, Inc. (a)	600	(49,920)
ImmunityBio, Inc. (a)	13,100	(187,068)
ImmunoPrecise Antibodies Ltd. (a)	300	(1,806)
IMV, Inc. (a)	1,100	(2,398)
Inari Medical, Inc. (a)	2,400	(223,872)
Inmune Bio, Inc. (a)	3,400	(59,738)
Innoviva, Inc. (a)	400	(5,364)
Inovio Pharmaceuticals, Inc. (a)	61,700	(571,959)
Instil Bio, Inc. (a)	100	(1,932)
Insulet Corp. (a)	2,400	(658,824)
INVO BioScience, Inc. (a)	1,700	(7,905)
Iovance Biotherapeutics, Inc. (a)	4,200	(109,284)
IsoRay, Inc. (a)	400	(319)
Jaguar Health, Inc. (a)	42,500	(67,150)
JanOne, Inc. (a)	800	(6,240)
Jupiter Wellness, Inc. (a)	1,200	(5,376)
KemPharm, Inc. (a)	1,100	(14,102)
Kronos Bio, Inc. (a)	1,300	(31,135)
Krystal Biotech, Inc. (a)	500	(34,000)
Lexaria Bioscience Corp. (a)	1,500	(10,500)
LHC Group, Inc. (a)	1,583	(317,012)
Lipocine, Inc. (a)	1,800	(2,520)
Lucira Health, Inc. (a)	5,500	(36,520)
Lumos Pharma, Inc. (a)	222	(2,207)
Magellan Health, Inc. (a)	2,900	(273,180)
MediciNova, Inc. (a)	2,700	(11,475)
Microbot Medical, Inc. (a)	1,200	(9,528)
Milestone Scientific, Inc. (a)	9,500	(23,275)
MiMedx Group, Inc. (a)	100	(1,251)
ModivCare, Inc. (a)	400	(68,028)
Moleculin Biotech, Inc. (a)	4,500	(16,515)
Motus GI Holdings, Inc. (a)	14,900	(15,496)
MyMD Pharmaceuticals, Inc. (a)	3,500	(22,050)
Nabriva Therapeutics plc (a)	15,300	(20,655)
NanoViricides, Inc.	600	(2,784)
NeoGenomics, Inc. (a)	5,200	(234,884)
Neurobo Pharmaceuticals, Inc.	92	(29)
Neurocrine Biosciences, Inc. (a)	4,900	(476,868)
Nkarta, Inc. (a)	600	(19,014)
Novan, Inc. (a)	5,810	(58,449)
Novavax, Inc. (a)	22,200	(4,713,282)
Nurix Therapeutics, Inc. (a)	200	(5,306)
Ocugen, Inc. (a)	61,400	(493,042)
OPKO Health, Inc. (a)	20,599	(83,426)
Option Care Health, Inc. (a)	1,300	(28,431)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Oragenics, Inc. (a)	18,000	$(12,699)
Organovo Holdings, Inc. (a)	1,805	(16,967)
Orgenesis, Inc. (a)	2,200	(11,154)
ORIC Pharmaceuticals, Inc. (a)	100	(1,769)
Ortho Clinical Diagnostics Holdings plc (a)	2,000	(42,820)
Osmotica Pharmaceuticals plc (a)	3,700	(11,137)
PDL BioPharma, Inc.	4,500	(11,115)
Penumbra, Inc. (a)	2,100	(575,526)
PerkinElmer, Inc.	4,000	(617,640)
PhaseBio Pharmaceuticals, Inc. (a)	5,700	(21,204)
Pliant Therapeutics, Inc. (a)	200	(5,824)
Prestige Brands Holdings, Inc. (a)	200	(10,420)
Protagenic Therapeutics, Inc. (a)	4,200	(12,096)
Protalix BioTherapeutics, Inc. (a)	4,200	(8,022)
Provention Bio, Inc. (a)	700	(5,901)
Pulmatrix, Inc. (a)	1,000	(1,040)
Qualigen Therapeutics, Inc. (a)	1,100	(2,189)
Quidel Corp. (a)	9,400	(1,204,328)
RA Medical Systems, Inc. (a)	1,700	(7,429)
Reata Pharmaceuticals, Inc., Class A (a)	2,700	(382,131)
Regeneron Pharmaceuticals, Inc. (a)	7,100	(3,965,634)
ReShape Lifesciences, Inc. (a)	966	(4,830)
ResMed, Inc.	1,700	(419,084)
Retractable Technologies, Inc. (a)	3,000	(34,680)
Rockwell Medical, Inc. (a)	9,900	(9,010)
Royalty Pharma plc, Class A	10,000	(409,900)
Salarius Pharmaceuticals, Inc. (a)	13,800	(14,628)
Sanara Medtech, Inc. (a)	200	(7,390)
Sarepta Therapeutics, Inc. (a)	300	(23,322)
Second Sight Medical Products, Inc. (a)	23	(114)
SELLAS Life Sciences Group, Inc. (a)	2,267	(25,164)
Senestech, Inc. (a)	1,300	(2,093)
Senseonics Holdings, Inc. (a)	100	(384)
Shattuck Labs, Inc. (a)	800	(23,192)
Shockwave Medical, Inc. (a)	3,900	(739,947)
Silverback Therapeutics, Inc. (a)	100	(3,089)
SmileDirectClub, Inc. (a)	3,300	(28,644)
Soligenix, Inc. (a)	9,000	(9,990)
Sorrento Therapeutics, Inc. (a)	92,200	(893,418)
Sotera Health Co. (a)	10,300	(249,569)
Star Equity Holdings, Inc. (a)	200	(620)
Sundial Growers, Inc. (a)	279,000	(264,771)
SunLink Health Systems, Inc. (a)	2,100	(7,182)
Surface Oncology, Inc. (a)	100	(746)
Surgalign Holdings, Inc. (a)	2,000	(2,780)
Surgery Partners, Inc. (a)	2,400	(159,888)
T2 Biosystems, Inc. (a)	1,200	(1,428)
Tactile Systems Technology, Inc. (a)	100	(5,200)
Tandem Diabetes Care, Inc. (a)	37	(3,604)
Taro Pharmaceutical Industries Ltd. (a)	300	(21,588)
Teladoc Health, Inc. (a)	28,200	(4,689,378)
Tempest Therapeutics, Inc. (a)	476	(5,322)
TG Therapeutics, Inc. (a)	1,600	(62,064)
Theravance Biopharma, Inc. (a)	1,500	(21,780)
Titan Medical, Inc. (a)	18,100	(30,951)
Titan Pharmaceuticals, Inc. (a)	2,900	(7,540)
Trillium Therapeutics, Inc. (a)	26,600	(258,020)
UroGen Pharma Ltd. (a)	1,200	(18,324)
Vaccinex, Inc. (a)	8,800	(24,640)
Vaxart, Inc. (a)	37,900	(283,871)
Viatris, Inc.	1	(14)
Vir Biotechnology, Inc. (a)	12,000	(567,360)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Viracta Therapeutics, Inc. (a)	3,982	$(45,156)
Virpax Pharmaceuticals, Inc. (a)	1,400	(6,370)
VolitionRX Ltd.	600	(1,974)
Vor BioPharma, Inc. (a)	200	(3,730)
VYANT BIO, Inc. (a)	300	(1,122)
West Pharmaceutical Services, Inc.	400	(143,640)
XBiotech, Inc. (a)	1,100	(18,216)
Xeris Pharmaceuticals, Inc. (a)	15,700	(63,899)
Xtant Medical Holdings, Inc. (a)	4,000	(6,520)
Yumanity Therapeutics, Inc. (a)	900	(10,485)
Zivo Bioscience, Inc. (a)	100	(472)
Zogenix, Inc. (a)	100	(1,772)
Zomedica Corp. (a)	233,600	(194,519)
Zosano Pharma Corp. (a)	32,996	(31,349)
Zynex, Inc. (a)	4,200	(65,226)

		(48,332,523)

Home & Office Products — (0.0)%
LGI Homes, Inc. (a)	3,000	(485,820)
Toughbuilt Industries, Inc. (a)	25,100	(20,881)

		(506,701)

Industrial Products — (0.1)%
Advanced Energy Industries, Inc.	2,500	(281,775)
AeroVironment, Inc. (a)	400	(40,060)
AgEagle Aerial Systems, Inc. (a)	21,300	(112,251)
Air Industries Group	500	(650)
Alamo Group, Inc.	400	(61,072)
API Group Corp. (a),(e)	1,800	(37,602)
Astec Industries, Inc.	1,600	(100,704)
Badger Meter, Inc.	200	(19,624)
Blink Charging Co. (a)	4,000	(164,680)
Bloom Energy Corp. (a)	2,300	(61,801)
BWX Technologies, Inc.	2,000	(116,240)
Chart Industries, Inc. (a)	1,600	(234,112)
Dynatronics Corp. (a)	600	(720)
Eastman Kodak Co. (a)	24,300	(202,176)
Electro-Sensors, Inc. (a)	100	(489)
Energy Focus, Inc. (a)	1,500	(5,970)
Enerpac Tool Group Corp.	3,200	(85,184)
FreightCar America, Inc. (a)	500	(2,965)
Generac Holdings, Inc. (a)	500	(207,575)
General Electric Co.	69,200	(931,432)
Hillenbrand, Inc.	284	(12,519)
Hydrofarm Holdings Group, Inc. (a)	7,100	(419,681)
Ideal Power, Inc. (a)	1,500	(19,065)
John Bean Technologies Corp.	1,900	(270,978)
Kelso Technologies, Inc. (a)	8,100	(5,532)
L3Harris Technologies, Inc.	7,300	(1,577,895)
Mercury Systems, Inc. (a)	1,800	(119,304)
Middleby Corp. (a)	5,300	(918,278)
Navistar International Corp.	11,500	(511,750)
Nikola Corp. (a)	800	(14,448)
Raven Industries, Inc.	200	(11,570)
Raytheon Technologies Corp.	26	(2,218)
Research Frontiers, Inc. (a)	1,100	(2,607)
Rexnord Corp.	1,300	(65,052)
Rockwell Automation, Inc.	1,500	(429,030)
Stoneridge, Inc. (a)	700	(20,650)
Teledyne Technologies, Inc. (a)	207	(86,698)
Textron, Inc.	2,700	(185,679)
Timken Co. (The)	300	(24,177)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
TuSimple Holdings, Inc., Class A (a)	300	$(21,372)
Universal Security Instruments, Inc. (a)	700	(5,880)
WidePoint Corp. (a)	100	(726)
Wrap Technologies, Inc.	1,500	(11,775)

		(7,403,966)

Industrial Services — (0.1)%
Agrify Corp. (a)	5,200	(61,880)
Air Transport Services Group, Inc. (a)	1,800	(41,814)
Ameresco, Inc., Class A (a)	1,000	(62,720)
ASGN, Inc. (a)	2,300	(222,939)
BioHiTech Global, Inc. (a)	2,200	(3,190)
Centrus Energy Corp., Class A (a)	1,200	(30,456)
Cintas Corp.	200	(76,400)
Comfort Systems USA, Inc.	800	(63,032)
Construction Partners, Inc., Class A (a)	1,100	(34,540)
CryoPort, Inc. (a)	100	(6,310)
Denison Mines Corp.	97,000	(115,430)
Diamond S Shipping, Inc.	5,700	(56,772)
Dycom Industries, Inc. (a)	800	(59,624)
Eneti, Inc.	910	(16,953)
EVI Industries, Inc.	100	(2,840)
Harsco Corp. (a)	3,700	(75,554)
Innodata, Inc. (a)	100	(700)
International Seaways, Inc. (a)	2,100	(40,278)
Matson, Inc.	1,000	(64,000)
Nordic American Tankers Ltd.	5,600	(18,368)
NV5 Global, Inc. (a)	300	(28,353)
Orbital Energy Group, Inc. (a)	16,100	(70,357)
Performant Financial Corp. (a)	1,200	(4,500)
PureCycle Technologies, Inc. (a)	200	(4,730)
Quanta Services, Inc.	3,400	(307,938)
Saia, Inc. (a)	600	(125,694)
Schnitzer Steel Industries, Inc., Class A	300	(14,715)
SEACOR Marine Holdings, Inc. (a)	1,800	(7,938)
SiteOne Landscape Supply, Inc. (a)	100	(16,926)
Southwest Airlines Co. (a), (c)	4,930	(261,734)
Stantec, Inc.	100	(4,462)
Team, Inc. (a)	2,600	(17,420)
Teekay Corp. (a)	1,000	(3,720)
Teekay Tankers Ltd., Class A (a)	8,537	(123,104)
TOMI Environmental Solutions, Inc. (a)	1,600	(4,608)
TOP Ships, Inc. (a)	12,200	(19,520)
TrueBlue, Inc. (a)	200	(5,622)
UFP Industries, Inc.	4,200	(312,228)
United Rentals, Inc. (a)	4,200	(1,339,842)
Vivint Smart Home, Inc.	7,500	(99,000)
WESCO International, Inc. (a)	1,400	(143,948)
Willdan Group, Inc. (a)	500	(18,820)
WillScot Mobile Mini Holdings Corp. (a)	35	(975)

		(3,989,954)

Insurance — (0.3)%
Aflac, Inc.	4,200	(225,372)
Ambac Financial Group, Inc. (a)	4,400	(68,904)
American International Group, Inc.	42,200	(2,008,720)
Atlantic American Corp.	3,300	(14,256)
Berkshire Hathaway, Inc., Class B (a)	36,400	(10,116,288)
Cincinnati Financial Corp.	1,400	(163,268)
CNA Financial Corp.	1,400	(63,686)
eHealth, Inc. (a)	6,200	(362,080)
Enstar Group Ltd. (a)	100	(23,892)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Erie Indemnity Co., Class A	300	$(58,005)
Lemonade, Inc. (a)	600	(65,646)
Mercury General Corp.	600	(38,970)
MetLife, Inc.	3,700	(221,445)
Palomar Holdings, Inc. (a)	300	(22,638)
Selectquote, Inc. (a)	4,300	(82,818)
Watford Holdings Ltd.	1,800	(62,982)

		(13,598,970)

Leisure Products — (0.0)%
Fox Factory Holding Corp. (a)	2,900	(451,414)
LCI Industries	1,200	(157,704)

		(609,118)

Machinery — (0.0)%
Altra Industrial Motion Corp.	3,300	(214,566)
CIRCOR International, Inc. (a)	400	(13,040)
Helios Technologies, Inc.	700	(54,635)
Ingersoll Rand, Inc. (a)	34,552	(1,686,483)
SPX FLOW, Inc.	100	(6,524)

		(1,975,248)

Manufactured Goods — (0.0)%
RBC Bearings, Inc. (a)	300	(59,826)

Materials — (0.2)%
Advanced Drainage Systems, Inc.	700	(81,599)
Alamos Gold, Inc., Class A	46	(352)
Albemarle Corp.	4,600	(774,916)
Almaden Minerals Ltd., Class B (a)	4,700	(2,355)
American Resources Corp. (a)	18,700	(47,685)
Americas Gold & Silver Corp. (a)	24,900	(37,848)
Avient Corp.	3,100	(152,396)
Barrick Gold Corp.	28,048	(580,033)
Berry Global Group, Inc. (a)	3,200	(208,704)
Boise Cascade Co.	200	(11,670)
Century Aluminum Co. (a)	9,700	(125,033)
Clearwater Paper Corp. (a)	100	(2,852)
Commercial Metals Co.	2,600	(79,872)
CPS Technologies Corp. (a)	4,400	(42,284)
Diversey Holdings Ltd. (a)	200	(3,526)
Eagle Materials, Inc.	1,800	(255,798)
Energy Fuels, Inc. (a)	23,600	(142,780)
Equinox Gold Corp. (a)	6,900	(47,955)
FMC Corp.	7,500	(811,500)
Fury Gold Mines Ltd. (a)	100	(119)
Galiano Gold, Inc. (a)	600	(654)
Gatos Silver, Inc. (a)	1,500	(26,235)
Golden Star Resources Ltd. (a)	100	(261)
Great Panther Mining Ltd. (a)	100	(62)
Greif, Inc., Class A	2,400	(145,320)
International Flavors & Fragrances, Inc.	7,500	(1,120,500)
International Tower Hill Mines Ltd. (a)	2,500	(2,625)
IT Tech Packaging, Inc.	1,200	(565)
Kaiser Aluminum Corp.	500	(61,745)
Kirkland Lake Gold Ltd.	2,200	(84,766)
LSB Industries, Inc. (a)	300	(1,815)
Martin Marietta Materials, Inc.	700	(246,267)
Methanex Corp.	200	(6,614)
Minerals Technologies, Inc.	100	(7,867)
North American Construction Group Ltd.	300	(4,554)
Novagold Resources, Inc. (a)	22,400	(179,424)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nucor Corp.	8,200	$(786,626)
Nutrien Ltd.	1	(60)
Pactiv Evergreen, Inc.	3,100	(46,717)
Pan American Silver Corp.	2,200	(62,854)
Piedmont Lithium, Inc. (a)	3,500	(273,560)
PolyMet Mining Corp.	4,300	(15,523)
Quaker Chemical Corp.	700	(166,033)
Reliance Steel & Aluminum Co.	500	(75,450)
SilverCrest Metals, Inc. (a)	1,700	(14,841)
SiNtx Technologies, Inc. (a)	7,600	(14,592)
Solitario Zinc Corp. (a)	12,300	(8,241)
SSR Mining, Inc.	13,400	(208,906)
Steel Dynamics, Inc.	1,900	(113,240)
Summit Materials, Inc., Class A (a)	1,900	(66,215)
Tanzanian Gold Corp. (a)	200	(101)
Trex Co., Inc. (a)	12,100	(1,236,741)
Trilogy Metals, Inc. (a)	100	(251)
Turquoise Hill Resources Ltd. (a)	5,470	(92,279)
United States Antimony Corp. (a)	9,259	(9,145)
Ur-Energy, Inc.	10,900	(15,260)
Uranium Energy Corp. (a)	21,900	(58,254)
US Concrete, Inc. (a)	100	(7,380)
Valvoline, Inc.	4,100	(133,086)
WD-40 Co.	500	(128,145)
Westwater Resources, Inc. (a)	1,200	(5,712)
Worthington Industries, Inc.	1,300	(79,534)

		(8,917,297)

Media — (0.7)%
AutoWeb, Inc. (a)	1,700	(5,304)
Boston Omaha Corp., Class A (a)	1,600	(50,736)
Brooklyn ImmunoTherapeutics, Inc. (a)	2,950	(53,129)
Bumble, Inc., Class A (a)	4,600	(264,960)
Cinedigm Corp. (a)	15,400	(19,866)
DISH Network Corp., Class A (a)	700	(29,260)
Dolphin Entertainment, Inc. (a)	2,280	(21,295)
DoorDash, Inc., Class A (a)	51,300	(9,148,329)
Endeavor Group Holdings, Inc., Class A (a)	200	(5,542)
EW Scripps Co., Class A	700	(14,273)
fuboTV, Inc. (a)	43,500	(1,396,785)
Gannett Co., Inc. (a)	14	(77)
Gray Television, Inc.	1,200	(28,080)
Houghton Mifflin Harcourt Co. (a)	14,700	(162,288)
IAC / Inter Active Corp. (a)	2,000	(308,340)
Interpublic Group of Cos., Inc. (The)	45,200	(1,468,548)
Inuvo, Inc. (a)	36,700	(35,419)
IZEA Worldwide, Inc. (a)	18,900	(48,195)
Liberty Broadband Corp., Class C (a)	11,200	(1,944,992)
Liberty Media Corp-Liberty SiriusXM, Class C (a)	900	(41,751)
Liberty Media Group, Class A (a)	1,092	(46,552)
Liquid Media Group Ltd. (a)	4,000	(7,000)
Lyft, Inc., Class A(a)	23,023	(1,392,431)
Marin Software, Inc. (a)	3,300	(35,409)
Match Group, Inc. (a)	16,900	(2,725,125)
Media General, Inc.	12,100	0
MediaAlpha, Inc., Class A (a)	500	(21,050)
Netflix, Inc. (a)	9,200	(4,859,532)
Nexstar Media Group, Inc., Class A	3,611	(533,995)
Playtika Holding Corp. (a)	15,332	(365,515)
Remark Holdings, Inc. (a)	30,900	(57,474)
ROBLOX Corp., Class A (a)	5,900	(530,882)
Scholastic Corp.	200	(7,578)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Score Media and Gaming, Inc. (a)	1,800	$(35,910)
Sinclair Broadcast Group, Inc., Class A	2,000	(66,440)
Sirius XM Holdings, Inc.	41,100	(268,794)
Social Reality	200	0
Stamps.com, Inc. (a)	200	(40,058)
Trade Desk, Inc. (The), Class A (a)	17,700	(1,369,272)
TRxADE HEALTH, Inc. (a)	900	(3,969)
Uber Technologies, Inc. (a)	79,800	(3,999,576)
Walt Disney Co.	22,100	(3,884,517)

		(35,298,248)

Medical Equipment & Devices — (0.0)%
Avinger, Inc. (a)	10,474	(12,883)

Metals & Mining — (0.0)%
Comstock Mining, Inc. (a)	13,300	(48,279)
Golden Minerals Co. (a)	3,200	(1,966)

		(50,245)

Oil, Gas & Coal — (0.2)%
Abraxas Petroleum Corp. (a)	2,545	(8,220)
APA Corp.	2,700	(58,401)
California Resources Corp. (a)	200	(6,028)
Camber Energy, Inc. (a)	10,900	(7,182)
Chesapeake Energy Corp.	20,000	(1,038,400)
Chevron Corp. (c)	5,820	(609,587)
Clean Energy Fuels Corp. (a)	69,000	(700,350)
CNX Resources Corp. (a)	1,200	(16,392)
ConocoPhillips	7,823	(476,421)
Contango Oil & Gas Co. (a)	300	(1,296)
Delek US Holdings, Inc.	2,443	(52,818)
Denbury, Inc. (a)	1,900	(145,882)
Devon Energy Corp. (a)	14,583	(425,678)
Diamondback Energy, Inc.	5	(469)
Dril-Quip, Inc. (a)	3,000	(101,490)
Equitrans Midstream Corp.	54,200	(461,242)
Frank’s International NV (a)	12,700	(38,481)
Geospace Technologies Corp. (a)	200	(1,618)
Hess Corp.	13,500	(1,178,820)
ION Geophysical Corp. (a)	8,200	(17,138)
KLX Energy Services Holdings, Inc. (a)	2,700	(25,785)
Liberty Oilfield Services, Inc., Class A (a)	4,000	(56,640)
Meta Materials, Inc. (a)	24,550	(183,879)
New Concept Energy, Inc.	1,500	(9,150)
New Fortress Energy LLC	2,300	(87,124)
ONEOK, Inc.	16,000	(890,240)
Par Pacific Holdings, Inc. (a)	1,500	(25,230)
RPC, Inc. (a)	7,900	(39,105)
Smart Sand, Inc. (a)	3,800	(12,654)
Solaris Oilfield Infrastructure, Inc., Class A	400	(3,896)
Southwestern Energy Co. (a)	18,512	(104,963)
Superior Drilling Products, Inc. (a)	100	(92)
Talos Energy, Inc. (a)	1,000	(15,640)
Vertex Energy, Inc.	13,300	(175,959)
Williams Cos., Inc.	15,700	(416,835)
World Fuel Services Corp.	3,200	(101,536)

		(7,494,641)

Real Estate — (0.4)%
Alexandria Real Estate Equities, Inc.	7,100	(1,291,774)
American Campus Communities, Inc.	3,100	(144,832)
Americold Realty Trust	24,700	(934,895)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Apartment Income REIT Corp.	900	$(42,687)
Ashford Hospitality Trust, Inc.	31,600	(144,096)
AvalonBay Communities, Inc.	300	(62,607)
Boston Properties, Inc.	6,400	(733,376)
Broadstone Net Lease, Inc.	500	(11,705)
CBRE Group, Inc., Class A (a)	6,300	(540,099)
Cousins Properties, Inc.	15,498	(570,016)
Crown Castle International Corp.	6,300	(1,229,130)
CyrusOne, Inc.	1,300	(92,976)
DiamondRock Hospitality Co. (a)	26,700	(258,990)
Digital Realty Trust, Inc.	13,600	(2,046,256)
Douglas Emmett, Inc.	1,800	(60,516)
Equinix, Inc.	1,200	(963,120)
Equity Residential	11,500	(885,500)
Essential Properties Realty Trust, Inc.	200	(5,408)
Fathom Holdings, Inc. (a)	400	(13,116)
Five Point Holdings LLC, Class A (a)	100	(808)
Harbor Custom Development, Inc. (a)	500	(1,620)
Highwoods Properties, Inc.	5,700	(257,469)
Host Hotels & Resorts, Inc. (a)	58,800	(1,004,892)
Iron Mountain, Inc.	28,500	(1,206,120)
Kennedy-Wilson Holdings, Inc.	600	(11,922)
Kite Realty Group Trust	3,900	(85,839)
Lamar Advertising Co., Class A	1,400	(146,188)
Life Storage, Inc.	400	(42,940)
Mack-Cali Realty Corp.	2,700	(46,305)
NexPoint Residential Trust, Inc.	1,300	(71,474)
Office Properties Income Trust	2,373	(69,553)
Pebblebrook Hotel Trust	11,700	(275,535)
Piedmont Office Realty Trust, Inc., Class A	1,900	(35,093)
PotlatchDeltic Corp.	3,821	(203,086)
Rayonier, Inc.	9,400	(337,742)
Redfin Corp. (a)	100	(6,341)
Regency Centers Corp.	7,700	(493,339)
Safehold, Inc.	300	(23,550)
SL Green Realty Corp.	2,200	(176,000)
Sunstone Hotel Investors, Inc. (a)	9,300	(115,506)
Uniti Group, Inc.	2,100	(22,239)
Urban Edge Properties	2,000	(38,200)
Ventas, Inc.	6,900	(393,990)
Vornado Realty Trust	18,200	(849,394)
Washington Real Estate Investment Trust	300	(6,900)
Welltower, Inc.	27,500	(2,285,250)
Weyerhaeuser Co.	13,700	(471,554)
Xenia Hotels & Resorts, Inc. (a)	2,300	(43,079)

		(18,753,027)

Recreation Facilities & Services — (0.0)%
Hall of Fame Resort & Entertainment Co. (a)	14,500	(56,985)

Renewable Energy — (0.1)%
Alto Ingredients, Inc. (a)	22,500	(137,475)
Array Technologies, Inc. (a)	5,000	(78,000)
Beam Global (a)	500	(19,155)
Broadwind, Inc. (a)	2,900	(13,137)
Cleanspark, Inc. (a)	10,500	(174,720)
Enphase Energy, Inc. (a)	10,800	(1,983,204)
First Solar, Inc. (a)	6,400	(579,264)
Flux Power Holdings, Inc. (a)	2,300	(26,749)
FuelCell Energy, Inc. (a)	13,729	(122,188)
Plug Power, Inc. (a)	5,200	(177,788)
Renewable Energy Group, Inc. (a)	10,300	(642,102)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shoals Technologies Group, Inc., Class A (a)	16,200	$(575,100)
Sunrun, Inc. (a)	11,715	(653,463)
Sunworks, Inc. (a)	8,300	(87,233)

		(5,269,578)

Retail & Wholesale - Staples — (0.2)%
Albertsons Cos., Inc., Class A	4,300	(84,538)
Archer-Daniels-Midland Co.	16,400	(993,840)
Arko Corp. (a)	500	(4,595)
Big Lots, Inc.	1,400	(92,414)
Blue Apron Holdings, Inc., Class A (a)	4,300	(18,404)
Dollar General Corp.	20,300	(4,392,717)
Dollar Tree, Inc. (a)	39,700	(3,950,150)
HF Foods Group, Inc. (a)	2,100	(11,109)
Laird Superfood, Inc. (a)	300	(8,961)
Natural Grocers by Vitamin Cottage, Inc.	1,100	(11,814)
PriceSmart, Inc.	1,100	(100,111)
United Natural Foods, Inc. (a)	1,700	(62,866)

		(9,731,519)

Retail - Consumer Staples — (0.0)%
BJ’s Wholesale Club Holdings, Inc. (a)	5,800	(275,964)
Sprouts Farmers Market, Inc. (a)	21,200	(526,820)

		(802,784)

Retail - Discretionary — (0.5)%
1847 Goedeker, Inc. (a)	100	(385)
Abercrombie & Fitch Co., Class A (a)	700	(32,501)
ADDvantage Technologies Group, Inc. (a)	1,300	(3,432)
Asbury Automotive Group, Inc. (a)	100	(17,137)
Aspen Aerogels, Inc. (a)	200	(5,984)
Beacon Roofing Supply, Inc. (a)	1,300	(69,225)
Bed Bath & Beyond, Inc. (a)	1,900	(63,251)
Builders FirstSource, Inc. (a)	25,000	(1,066,500)
Burlington Stores, Inc. (a)	2,500	(804,975)
CarLotz, Inc. (a)	4,500	(24,570)
CarParts.com, Inc. (a)	13,300	(270,788)
Carvana Co. (a)	23,200	(7,002,224)
Cato Corp., Class A	1,100	(18,557)
Copart, Inc. (a)	9,800	(1,291,934)
Driven Brands Holdings, Inc. (a)	4,100	(126,772)
Freshpet, Inc. (a)	900	(146,664)
Home Depot, Inc. (The)	33,100	(10,555,259)
Leslie’s, Inc. (a)	8,500	(233,665)
Lithia Motors, Inc., Class A	500	(171,820)
LKQ Corp. (a)	1,600	(78,752)
LMP Automotive Holdings, Inc. (a)	200	(3,400)
MarineMax, Inc. (a)	6,800	(331,432)
Monro, Inc.	2,500	(158,775)
Net Element, Inc. (a)	1,600	(20,672)
NovaBay Pharmaceuticals, Inc. (a)	13,000	(8,728)
ODP Corp. (The) (a)	5,100	(244,851)
Overstock.com, Inc. (a)	11,600	(1,069,520)
Petco Health & Wellness Co., Inc. (a)	70,200	(1,573,182)
Poshmark, Inc., Class A (a)	4,700	(224,378)
Vroom, Inc. (a)	23,600	(987,896)
Vuzix Corp. (a)	200	(3,738)

		(26,610,967)

Semiconductors — (0.2)%
Aehr Test Systems (a)	100	(276)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
MKS Instruments, Inc.	600	$(106,770)
NVIDIA Corp.	11,500	(9,201,150)

		(9,308,196)

Software — (0.1)%
BlackBerry Ltd. (a)	42,900	(524,238)
Cloudflare, Inc., Class A (a)	15,900	(1,682,856)
Coupa Software, Inc. (a)	12,400	(3,250,164)
Evolving Systems, Inc. (a)	100	(244)
salesforce.com, Inc. (a),(c)	2,254	(550,585)
Support.com, Inc. (a)	6,500	(25,090)
Twilio, Inc., Class A (a)	1,600	(630,656)
VirnetX Holding Corp. (a)	10,000	(42,700)

		(6,706,533)

Software & Technology Services — (0.6)%
Adobe, Inc. (a)	700	(409,948)
Affirm Holdings, Inc. (a)	45,700	(3,077,895)
Akerna Corp. (a)	7,900	(31,837)
Alithya Group, Inc., Class A (a)	1,600	(4,496)
Amesite, Inc. (a)	309	(850)
Appfolio, Inc., Class A (a)	100	(14,120)
Auddia, Inc. (a)	3,500	(19,740)
Bandwidth, Inc., Class A (a)	400	(55,168)
Bentley Systems, Inc., Class B	200	(12,956)
Black Knight, Inc. (a)	200	(15,596)
BM Technologies, Inc. (a)	384	(4,777)
Boxlight Corp., Class A (a)	17,600	(42,416)
Bridgeline Digital, Inc. (a)	900	(3,870)
Broadridge Financial Solutions, Inc.	2,500	(403,825)
BSQUARE Corp. (a)	4,100	(19,557)
C3.ai, Inc., Class A (a)	12,700	(794,131)
CareCloud, Inc. (a)	1,100	(9,262)
CDK Global, Inc.	2,200	(109,318)
Computer Programs & Systems, Inc.	200	(6,646)
ContextLogic, Inc., Class A (a)	156,500	(2,061,105)
Datto Holding Corp. (a)	1,900	(52,896)
DoubleVerify Holdings, Inc. (a)	100	(4,746)
Duck Creek Technologies, Inc. (a)	2,800	(121,828)
Dun & Bradstreet Holdings, Inc. (a)	10,300	(220,111)
Envestnet, Inc. (a)	600	(45,516)
Exela Technologies, Inc. (a)	4,200	(10,038)
Fiserv, Inc. (a)	31,400	(3,356,346)
Genius Brands International, Inc. (a)	93,200	(171,488)
GreenBox POS (a)	3,900	(46,527)
Ideanomics, Inc. (a)	132,000	(374,880)
Inpixon (a)	6,100	(7,137)
Leidos Holdings, Inc.	3,800	(384,180)
Lightspeed POS, Inc. (a)	2,200	(183,942)
MarketAxess Holdings, Inc.	1,100	(509,949)
Maximus, Inc.	300	(26,391)
MongoDB, Inc. (a)	2,700	(976,104)
NantHealth, Inc. (a)	4,200	(9,744)
nCino, Inc. (a)	3,100	(185,752)
Oblong, Inc.	1,200	(4,080)
Okta, Inc. (a)	400	(97,872)
Oscar Health, Inc., Class A (a)	100	(2,150)
Outset Medical, Inc. (a)	500	(24,990)
Palantir Technologies, Inc., Class A (a)	113,900	(3,002,404)
Parsons Corp. (a)	200	(7,872)
Paysafe Ltd. (a)	200	(2,422)
Phunware, Inc. (a)	15,836	(22,012)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Q2 Holdings, Inc. (a)	200	$(20,516)
Qualtrics International, Inc., Class A (a)	1,600	(61,200)
Rackspace Technology, Inc. (a)	7,600	(149,036)
Repay Holdings Corp. (a)	1,500	(36,060)
Riot Blockchain, Inc. (a)	26,000	(979,420)
Root, Inc., Class A (a)	16,900	(182,858)
S&P Global, Inc. (c)	4,087	(1,677,509)
Science Applications International Corp.	500	(43,865)
Shift4 Payments, Inc., Class A (a)	1,000	(93,720)
ShiftPixy, Inc. (a)	600	(1,416)
Shopify, Inc., Class A (a)	400	(584,392)
Signify Health, Inc., Class A (a)	700	(21,301)
Snowflake, Inc., Class A (a)	33,900	(8,197,020)
SolarWinds Corp.	13,400	(226,326)
Sphere 3D Corp. (a)	5,900	(15,399)
Sumo Logic, Inc. (a)	6,200	(128,030)
Tabula Rasa HealthCare, Inc. (a)	4,000	(200,000)
Telos Corp. (a)	1,900	(64,619)
Unity Software, Inc. (a)	10,700	(1,175,181)
Verb Technology Co., Inc. (a)	19,400	(39,770)
VerifyMe, Inc. (a)	600	(2,532)
Vislink Technologies, Inc. (a)	8,566	(24,413)
ZW Data Action Technologies, Inc. (a)	300	(600)

		(30,874,073)

Specialty Finance — (0.1)%
Global Payments, Inc.	18,800	(3,525,752)

Tech Hardware & Semiconductors — (0.3)%
ADTRAN, Inc.	2,200	(45,430)
Advanced Micro Devices, Inc. (a),(c)	14,132	(1,327,419)
Analog Devices, Inc. (c)	7,056	(1,214,761)
Apple, Inc. (c)	8,880	(1,216,205)
Applied DNA Sciences, Inc. (a)	300	(2,037)
Applied UV, Inc. (a)	200	(1,962)
Arrow Electronics, Inc. (a)	3,400	(387,022)
Atomera, Inc. (a)	3,600	(77,184)
Aviat Networks, Inc. (a)	700	(22,939)
Ballantyne Strong, Inc. (a)	2,300	(11,017)
Ciena Corp. (a)	3,500	(199,115)
ComSovereign Holding Corp. (a)	5,500	(12,760)
Digital Ally, Inc. (a)	15,900	(28,620)
F5 Networks, Inc. (a)	2,900	(541,314)
Forward Industries, Inc.	1,200	(3,552)
II-VI, Inc. (a)	14,100	(1,023,519)
Insignia Systems, Inc. (a)	5	(42)
Jabil, Inc.	200	(11,624)
Kopin Corp. (a)	15,600	(127,608)
LightPath Technologies, Inc., Class A (a)	800	(2,032)
Marvell Technology, Inc.	135,870	(7,925,297)
MicroVision, Inc. (a)	31,339	(524,928)
MICT, Inc. (a)	35,300	(82,602)
Ondas Holdings, Inc. (a)	200	(1,588)
Sonim Technologies, Inc. (a)	15,500	(8,649)

		(14,799,226)

Technology Services — (0.0)%
Globant SA (a)	3,300	(723,294)
Insight Enterprises, Inc. (a)	3,100	(310,031)
NextPlay Technologies, Inc. (a)	1,200	(2,688)

		(1,036,013)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.2)%
Cincinnati Bell, Inc. (a)	5,149	$(79,398)
Consolidated Communications Holdings, Inc. (a)	3,476	(30,554)
Globalstar, Inc. (a)	76,500	(136,170)
GTT Communications, Inc. (a)	18,200	(44,226)
Lumen Technologies, Inc.	43,800	(595,242)
Shenandoah Telecommunications Co. (a)	1,900	(92,169)
T-Mobile US, Inc. (a)	56,532	(8,187,529)
United States Cellular Corp. (a)	500	(18,155)

		(9,183,443)

Transportation & Logistics — (0.0)%
American Airlines Group, Inc. (a),(c)	4,280	(90,779)
Copa Holdings SA, Class A (a)	4,600	(346,518)
Delta Air Lines, Inc. (a),(c)	8,900	(385,014)
Golar LNG Ltd. (a)	17,500	(231,875)
Seanergy Maritime Holdings Corp. (a)	29,843	(33,424)
United Airlines Holdings, Inc. (a),(c)	1,830	(95,691)

		(1,183,301)

Transportation Equipment — (0.0)%
Meritor, Inc. (a)	3,500	(81,970)
Workhorse Group, Inc. (a)	38,200	(633,738)

		(715,708)

Utilities — (0.1)%
American Water Works Co., Inc.	2,300	(354,499)
Atmos Energy Corp.	1,300	(124,943)
Avangrid, Inc.	6,900	(354,867)
Brookfield Infrastructure Corp., Class A	500	(37,700)
Brookfield Renewable Corp., Class A	50	(2,097)
California Water Service Group	2,100	(116,634)
CenterPoint Energy, Inc.	100	(2,432)
Clearway Energy, Inc., Class C	9,700	(256,856)
Consolidated Edison, Inc.	200	(14,344)
Edison International	200	(11,564)
Essential Utilities, Inc.	6,400	(292,480)
Exelon Corp.	2,000	(88,620)
Genie Energy Ltd., Class B	1,300	(8,216)
National Fuel Gas Co.	400	(20,900)
New Jersey Resources Corp.	700	(27,699)
NextEra Energy Partners LP	2,300	(175,628)
NRG Energy, Inc.	46,300	(1,865,890)
PG&E Corp. (a)	250,400	(2,546,568)
SJW Group	900	(56,970)
UGI Corp.	700	(32,417)
Vistra Energy Corp.	14,100	(261,555)

		(6,652,879)

Waste & Environmental Services & Equipment — (0.0)%
Evoqua Water Technologies Corp. (a)	100	(3,378)
Lightbridge Corp. (a)	1,690	(12,455)
Pentair PLC	400	(26,996)
Stericycle, Inc. (a)	900	(64,395)

		(107,224)

Total North America		(346,340,044)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd. (a)	224,600	$(144,845)

Banking — (0.0)%
Westpac Banking Corp., ADR	2,400	(46,368)

Health Care — (0.0)%
Opthea Ltd., ADR (a)	100	(794)

Tech Hardware & Semiconductors — (0.0)%
Integrated Media Technology Ltd. (a)	2,100	(10,332)

Total Oceania		(202,339)

South America — (0.1)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	1,400	(21,196)

Banking — (0.1)%
Banco BBVA Argentina SA, ADR	5,800	(18,850)
Banco Bradesco SA, ADR (a)	10	(51)
Banco de Chile, ADR	2,300	(45,425)
Banco Santander Brasil SA, ADR (a)	18,100	(148,420)
Banco Santander Chile, ADR	8,000	(158,960)
Bancolombia SA, ADR	3,500	(100,800)
Grupo Aval Acciones y Valores SA, ADR	1,700	(9,690)
Itau Unibanco Holding SA, ADR	98,900	(594,389)

		(1,076,585)

Consumer Services — (0.0)%
Afya Ltd., Class A (a)	2,000	(51,560)

Consumer Staple Products — (0.0)%
Adecoagro SA (a)	100	(1,004)
Natura & Co. Holding SA, ADR (a)	1,500	(34,035)

		(35,039)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A (a)	900	(13,050)
XP, Inc., Class A (a)	7,900	(344,045)

		(357,095)

Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc., A Shares	7,100	(42,387)

Industrial Services — (0.0)%
Corporacion America Airports SA (a)	5,200	(29,744)

Materials — (0.0)%
Sociedad Quimica y Minera de Chile SA, ADR	4,700	(222,451)

Media — (0.0)%
Despegar.com Corp. (a)	600	(7,926)
Liberty Latin America Ltd., Class C (a)	12,300	(173,430)

		(181,356)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA, ADR	1,700	(24,854)
Transportadora de Gas del Sur SA, ADR	2,300	(10,649)

		(35,503)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	100	(3,066)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Security Description	Shares	Value
Vasta Platform Ltd. (a)	1,700	$(13,804)

		(16,870)

Specialty Finance — (0.0)%
Pagseguro Digital Ltd., Class A (a)	9,700	(542,424)

Telecommunications — (0.0)%
Millicom International Cellular SA	600	(23,742)
Telefonica Brasil SA, ADR (a)	5,200	(44,200)
TIM SA, ADR	3,600	(41,472)

		(109,414)

Transportation & Logistics — (0.0)%
Gol Linhas Aereas Inteligentes SA, ADR (a)	15,123	(139,434)

Utilities — (0.0)%
Central Puerto SA, ADR	1,900	(4,864)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	19,800	(146,520)
Enel Americas SA, ADR	45,100	(325,622)
Pampa Energia SA, ADR (a)	2,200	(33,374)

		(510,380)

Total South America		(3,371,438)

TOTAL COMMON STOCK (PROCEEDS $361,303,745)		(398,141,657)

EXCHANGE-TRADED FUNDS — (0.1)%
Energy Select Sector SPDR Fund (c)	33,970	(1,829,964)
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	18,928	(2,543,166)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $4,252,107)		(4,373,130)

WARRANTS — (0.0)%
FTS International, Inc.	698	0
Galectin Therapeutics, Inc.	1,340	0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT— (7.8)% (PROCEEDS $365,555,852)		$(402,514,787)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2021.

(g)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(h)	Non-interest bearing bond.
(i)	All or a portion of the security represents an unsettled loan commitment at June 30, 2021 where the rate will be determined at time of settlement.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2021. Maturity date presented is the ultimate maturity.
(m)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Saba Capital Carry Neutral Tail Hedge Offshore Fund Ltd., Saba Capital Carry Neutral Tail Hedge Partners, L.P., Islet Offshore Fund Ltd. And Islet Onshore Fund LP are 1/2/2019 and 12/30/2019, 10/20/2020, 10/20/2020, 02/01/2021 and 02/01/2021.

(o)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Options Written Contracts Outstanding at June 30, 2021

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Cap Call	0.01 USD	06/30/22	939,560,000	(939,560,000)	$(2,490,000)	$(2,490,000)	$—
CRUDE OIL FUTURE DEC22	100.00 USD	11/16/22	12,299	(36,823,206)	(4,489,105)	(10,577,140)	(6,088,035)
NAT GAS EURO FUTURE FEB22	6.00 USD	01/26/22	150	(4,497,000)	(143,276)	(298,950)	(155,674)
NAT GAS EURO OPT AUG21	3.40 USD	07/27/21	150	(4,497,000)	(165,401)	(475,200)	(309,799)
NAT GAS EURO OPT AUG21	3.75 USD	07/27/21	12	(359,760)	(16,832)	(16,832)	—
NAT GAS EURO OPT AUG21	4.00 USD	07/27/21	107	(3,121,190)	(42,166)	(71,583)	(29,417)
NAT GAS EURO OPT DEC21	3.25 USD	11/24/21	300	(8,994,000)	(1,137,801)	(1,910,700)	(772,899)
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	75	(47,827,500)	(195,950)	(335,775)	(139,825)
NAT GAS EURO OPT NOV21	5.00 USD	10/26/21	300	(8,994,000)	(126,801)	(249,000)	(122,199)
NAT GAS EURO OPT OCT21	2.75 USD	09/27/21	107	(68,233,900)	(237,826)	(949,625)	(711,799)
NAT GAS EURO OPT SEP21	4.50 USD	08/26/21	429	(12,861,420)	(202,775)	(202,775)	—
NATURAL GAS FUTURE APR22	2.50 USD	03/28/22	332	(9,953,360)	(967,929)	(1,932,904)	(964,975)
NATURAL GAS FUTURE APR23	3.50 USD	03/28/23	63	(1,661,940)	(79,946)	(57,582)	22,364
NATURAL GAS FUTURE APR23	4.00 USD	03/28/23	76	(2,036,800)	(61,841)	(32,680)	29,161
NATURAL GAS FUTURE APR23	3.00 USD	03/28/23	21	(562,800)	(39,326)	(40,194)	(868)
NATURAL GAS FUTURE AUG21	3.50 USD	07/27/21	5	(149,700)	(1,663)	(12,630)	(10,967)
NATURAL GAS FUTURE AUG21	3.00 USD	07/27/21	499	(15,014,910)	(867,972)	(3,276,933)	(2,408,961)
NATURAL GAS FUTURE AUG22	2.50 USD	07/26/22	150	(4,375,500)	(427,901)	(881,850)	(453,949)
NATURAL GAS FUTURE AUG23	3.50 USD	07/26/23	63	(1,688,400)	(79,946)	(45,171)	34,775
NATURAL GAS FUTURE AUG23	4.00 USD	07/26/23	76	(2,036,800)	(61,841)	(22,800)	39,041
NATURAL GAS FUTURE AUG23	3.00 USD	07/26/23	21	(562,800)	(39,326)	(35,532)	3,794
NATURAL GAS FUTURE DEC23	3.50 USD	11/27/23	63	(1,844,010)	(79,946)	(140,049)	(60,103)
NATURAL GAS FUTURE DEC23	4.00 USD	11/27/23	76	(2,004,880)	(61,840)	(100,320)	(38,480)
NATURAL GAS FUTURE DEC23	3.00 USD	11/27/23	21	(562,800)	(39,326)	(78,855)	(39,529)
NATURAL GAS FUTURE FEB23	3.50 USD	01/26/23	63	(1,688,400)	(79,946)	(258,552)	(178,606)
NATURAL GAS FUTURE FEB23	4.00 USD	01/26/23	76	(2,438,080)	(61,841)	(229,216)	(167,375)
NATURAL GAS FUTURE FEB23	3.00 USD	01/26/23	21	(673,680)	(39,326)	(121,527)	(82,201)
NATURAL GAS FUTURE JAN23	3.50 USD	12/22/22	50	(376,125)	—	(5,300)	(5,300)
NATURAL GAS FUTURE JAN23	3.50 USD	12/27/22	63	(1,688,400)	(79,946)	(247,842)	(167,896)
NATURAL GAS FUTURE JAN23	4.00 USD	12/27/22	76	(1,999,560)	(61,840)	(213,332)	(151,492)
NATURAL GAS FUTURE JAN23	3.00 USD	12/27/22	21	(562,800)	(39,326)	(120,372)	(81,046)
NATURAL GAS FUTURE JUL22	2.50 USD	06/27/22	150	(4,497,000)	(427,901)	(867,450)	(439,549)
NATURAL GAS FUTURE JUL23	3.50 USD	06/27/23	63	(1,688,400)	(79,946)	(43,659)	36,287
NATURAL GAS FUTURE JUL23	4.00 USD	06/27/23	76	(2,036,800)	(61,841)	(21,812)	40,029
NATURAL GAS FUTURE JUL23	3.00 USD	06/27/23	21	(562,800)	(39,326)	(34,629)	4,697
NATURAL GAS FUTURE JUN22	2.50 USD	05/25/22	150	(4,497,000)	(427,901)	(820,950)	(393,049)
NATURAL GAS FUTURE JUN23	3.50 USD	05/25/23	63	(1,657,530)	(79,946)	(39,627)	40,319
NATURAL GAS FUTURE JUN23	4.00 USD	05/25/23	76	(2,036,800)	(61,840)	(19,684)	42,156
NATURAL GAS FUTURE JUN23	3.00 USD	05/25/23	21	(552,510)	(39,326)	(31,878)	7,448
NATURAL GAS FUTURE MAR23	3.50 USD	02/23/23	63	(1,895,670)	(79,946)	(221,319)	(141,373)
NATURAL GAS FUTURE MAR23	4.00 USD	02/23/23	76	(2,286,840)	(61,840)	(198,740)	(136,900)
NATURAL GAS FUTURE MAR23	3.00 USD	02/23/23	21	(562,800)	(39,326)	(103,299)	(63,973)
NATURAL GAS FUTURE MAY22	2.50 USD	04/26/22	150	(4,497,000)	(427,901)	(791,850)	(363,949)
NATURAL GAS FUTURE MAY23	3.50 USD	04/25/23	63	(1,688,400)	(79,946)	(39,690)	40,256
NATURAL GAS FUTURE MAY23	4.00 USD	04/25/23	76	(760,000)	(61,841)	(20,292)	41,549
NATURAL GAS FUTURE MAY23	3.00 USD	04/25/23	21	(544,740)	(39,326)	(31,143)	8,183
NATURAL GAS FUTURE NOV23	3.50 USD	10/26/23	63	(1,740,060)	(79,946)	(76,230)	3,716
NATURAL GAS FUTURE NOV23	4.00 USD	10/26/23	76	(2,036,800)	(61,840)	(48,488)	13,352
NATURAL GAS FUTURE NOV23	3.00 USD	10/26/23	21	(562,800)	(39,326)	(49,938)	(10,612)
NATURAL GAS FUTURE OCT21	5.00 USD	09/27/21	2,336	(69,939,840)	(423,307)	(1,170,336)	(747,029)
NATURAL GAS FUTURE OCT21	3.25 USD	09/27/21	1,261	(37,943,490)	(1,558,852)	(6,130,982)	(4,572,130)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE OCT22	2.50 USD	09/27/22	150	$(4,497,000)	$(427,901)	$(920,700)	$(492,799)
NATURAL GAS FUTURE OCT23	3.50 USD	09/26/23	63	(1,688,400)	(79,946)	(53,739)	26,207
NATURAL GAS FUTURE OCT23	4.00 USD	09/26/23	76	(2,036,800)	(61,840)	(28,652)	33,188
NATURAL GAS FUTURE OCT23	3.00 USD	09/26/23	21	(562,800)	(39,326)	(39,795)	(469)
NATURAL GAS FUTURE SEP21	3.50 USD	08/26/21	591	(17,694,540)	(583,698)	(1,750,542)	(1,166,844)
NATURAL GAS FUTURE SEP21	3.00 USD	08/26/21	75	(2,256,750)	(123,950)	(486,600)	(362,650)
NATURAL GAS FUTURE SEP21	3.25 USD	08/26/21	571	(17,181,390)	(666,915)	(2,563,790)	(1,896,875)
NATURAL GAS FUTURE SEP22	2.50 USD	08/26/22	150	(4,375,500)	(427,901)	(874,050)	(446,149)
NATURAL GAS FUTURE SEP23	3.50 USD	08/28/23	63	(1,688,400)	(79,946)	(45,738)	34,208
NATURAL GAS FUTURE SEP23	4.00 USD	08/28/23	76	(2,036,800)	(61,840)	(23,408)	38,432
NATURAL GAS FUTURE SEP23	3.00 USD	08/28/23	21	(560,280)	(39,326)	(35,469)	3,857
NYME Natural Gas CAL 3M Spread SEP21	0.20 USD	09/27/21	668	(24,174,920)	(333,601)	(494,320)	(160,719)
NYME Natural Gas CAL 3M Spread SEP21	0.10 USD	09/27/21	375	(13,571,250)	(54,654)	(105,000)	(50,346)
PHE FUTURE APR22	2.50 USD	03/28/22	857	(6,423,215)	(686,153)	(1,247,364)	(561,211)

					$(20,257,382)	$(44,862,384)	$(24,605,002)

Exchange-Traded Put Options Written
CRUDE OIL FUTURE DEC21	40.00 USD	11/16/21	90	$(6,311,700)	$(441,847)	$(20,700)	$421,147
NAT GAS EURO FUTURE MAR22	2.50 USD	02/23/22	492	(14,730,480)	(863,641)	(319,308)	544,333
NAT GAS EURO OPT APR22	2.25 USD	03/28/22	204	(6,115,920)	(269,825)	(70,788)	199,037
NAT GAS EURO OPT AUG22	2.25 USD	07/26/22	204	(130,090,800)	(269,825)	(105,468)	164,357
NAT GAS EURO OPT DEC21	2.25 USD	11/24/21	1	(637,700)	(113)	(72)	41
NAT GAS EURO OPT DEC21	3.00 USD	11/24/21	289	(8,664,220)	(330,232)	(207,213)	123,019
NAT GAS EURO OPT JAN22	2.25 USD	12/28/21	86	(54,842,200)	(13,130)	(9,890)	3,240
NAT GAS EURO OPT JUL22	2.25 USD	06/27/22	204	(130,090,800)	(269,825)	(98,736)	171,089
NAT GAS EURO OPT JUN22	2.25 USD	05/25/22	204	(130,090,800)	(269,825)	(100,776)	169,049
NAT GAS EURO OPT MAR22	3.00 USD	02/23/22	43	(1,289,140)	(189,315)	(99,072)	90,243
NAT GAS EURO OPT MAR22	3.25 USD	02/23/22	300	(8,994,000)	(1,094,081)	(1,095,900)	(1,819)
NAT GAS EURO OPT MAY22	2.25 USD	04/26/22	204	(6,115,920)	(269,825)	(107,916)	161,909
NAT GAS EURO OPT NOV21	2.25 USD	10/26/21	131	(83,538,700)	(60,610)	(8,253)	52,357
NAT GAS EURO OPT OCT21	3.25 USD	09/27/21	428	(12,831,440)	(936,043)	(501,616)	434,427
NAT GAS EURO OPT OCT21	3.50 USD	09/27/21	86	(2,578,280)	(169,650)	(193,672)	(24,022)
NAT GAS EURO OPT OCT22	2.25 USD	09/27/22	204	(130,090,800)	(269,825)	(126,276)	143,549
NAT GAS EURO OPT SEP21	3.00 USD	08/26/21	75	(2,248,500)	(116,450)	(18,600)	97,850
NAT GAS EURO OPT SEP22	2.25 USD	08/26/22	204	(130,090,800)	(269,825)	(118,728)	151,097
NATURAL GAS FUTURE APR23	2.00 USD	03/28/23	76	(2,036,800)	(82,136)	(52,668)	29,468
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	21	(562,800)	(4,256)	(1,911)	2,345
NATURAL GAS FUTURE AUG21	2.25 USD	07/27/21	726	(21,736,440)	(277,126)	(1,452)	275,674
NATURAL GAS FUTURE AUG23	2.00 USD	07/26/23	76	(2,036,800)	(82,135)	(33,364)	48,771
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	21	(631,890)	(4,256)	(840)	3,416
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	76	(2,004,880)	(82,135)	(44,992)	37,143
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	21	(562,800)	(4,256)	(1,848)	2,408
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	76	(2,004,880)	(82,135)	(25,916)	56,219
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	21	(552,510)	(4,256)	(966)	3,290
NATURAL GAS FUTURE JAN22	2.00 USD	02/23/22	214	(6,407,160)	(177,656)	(26,536)	151,120
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	76	(2,036,800)	(82,135)	(14,592)	67,543
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	21	(562,800)	(4,256)	(462)	3,794
NATURAL GAS FUTURE JUL23	2.00 USD	06/27/23	76	(2,004,880)	(82,135)	(33,744)	48,391
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	21	(210,000)	(4,256)	(840)	3,416
NATURAL GAS FUTURE JUN23	2.00 USD	05/25/23	76	(2,036,800)	(82,135)	(37,544)	44,591
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	21	(562,800)	(4,256)	(966)	3,290
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	76	(2,286,840)	(82,135)	(43,168)	38,967
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	21	(631,890)	(4,256)	(1,785)	2,471
NATURAL GAS FUTURE MAY23	2.00 USD	04/25/23	76	(2,036,800)	(82,135)	(45,144)	36,991
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	21	(544,740)	(4,256)	(1,323)	2,933
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	76	(2,036,800)	(82,135)	(37,696)	44,439
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	21	(562,800)	(4,256)	(1,134)	3,122
NATURAL GAS FUTURE OCT22	2.50 USD	09/27/21	8	(239,520)	(581)	(656)	(75)
NATURAL GAS FUTURE OCT23	2.00 USD	09/26/23	76	(2,036,800)	(82,135)	(36,632)	45,503
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	21	(553,980)	(4,256)	(1,050)	3,206
NATURAL GAS FUTURE SEP23	2.00 USD	08/28/23	76	(2,286,840)	(82,135)	(35,872)	46,263
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	21	(553,980)	(4,256)	(945)	3,311

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NYME Natural Gas CAL 1M Spread SEP21	0.10 USD	08/26/21	321	(11,616,990)	$(16,516)	$(6,420)	$10,096
S&P 500 EUR JUL21	3,750.00 USD	07/16/21	80	(143,200)	(376,000)	(3,000)	373,000
S&P 500 Index, Strike Price 86.853 EUR SEP21 PUT	86.85 CNH	09/17/21	10,255,500	(10,255,500)	(650,231)	(648,051)	2,180

					$(8,638,690)	$(4,344,501)	$4,294,189

Total Options Written Outstanding					$(28,896,072)	$(49,206,885)	$(20,310,813)

At June 30, 2021, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan A, 0.50%, 03/29/22	$801,039	$809,431	$8,392
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan C, 0.50%, 03/29/22	595,299	625,064	29,765

Total Unfunded Loan Commitment	$1,396,338	$1,434,495	$38,157

Reverse Repurchase Agreements Outstanding at June 30, 2021

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	0.25%	05/06/21	10/03/22	$2,095,305	$2,096,105
Barclays Bank plc	0.25%	05/06/21	10/03/22	4,481,250	4,482,962
Barclays Bank plc	0.40%	02/05/21	07/05/22	8,033,069	8,045,833
BNP Paribas Securities Corp.	1.61%	04/12/21	07/12/21	6,496,000	6,519,277
Goldman Sachs Bank USA	1.59%	06/17/21	07/19/21	2,331,000	2,332,445
Goldman Sachs Bank USA	1.64%	06/17/21	07/19/21	777,000	777,497
Goldman Sachs Bank USA	1.64%	06/17/21	07/19/21	929,000	929,594
Goldman Sachs Bank USA	1.64%	06/17/21	07/19/21	1,568,000	1,569,002
Goldman Sachs Bank USA	1.64%	06/17/21	07/19/21	1,340,000	1,340,856
Goldman Sachs Bank USA	1.73%	06/17/21	07/19/21	500,000	500,337
Goldman Sachs Bank USA	1.73%	06/17/21	07/19/21	218,000	218,147
Goldman Sachs Bank USA	1.73%	06/17/21	07/19/21	268,000	268,180
Goldman Sachs Bank USA	1.73%	06/17/21	07/19/21	5,551,000	5,554,741
Goldman Sachs Bank USA	1.73%	06/17/21	07/19/21	6,492,000	6,496,375
Goldman Sachs Bank USA	1.74%	06/17/21	07/19/21	930,000	930,630
Goldman Sachs Bank USA	1.93%	06/17/21	07/19/21	2,128,000	2,129,599
Goldman Sachs Bank USA	1.98%	06/17/21	07/19/21	771,000	771,594
Goldman Sachs Bank USA	2.05%	06/17/21	07/19/21	914,000	914,729
Goldman Sachs Bank USA	2.08%	06/17/21	07/19/21	1,117,000	1,117,904
Goldman Sachs Bank USA	2.08%	06/17/21	07/19/21	506,000	506,410
Goldman Sachs Bank USA	2.13%	06/17/21	07/19/21	4,483,000	4,486,718
Goldman Sachs Bank USA	2.14%	06/17/21	07/19/21	1,584,000	1,585,319
Goldman Sachs Bank USA	2.14%	06/17/21	07/19/21	1,804,000	1,805,503
Goldman Sachs Bank USA	2.14%	06/17/21	07/19/21	2,721,000	2,723,267
Goldman Sachs Bank USA	2.33%	06/17/21	07/19/21	1,698,000	1,699,540
Goldman Sachs Bank USA	2.33%	06/17/21	07/19/21	407,000	407,369
Goldman Sachs Bank USA	2.51%	06/17/21	07/19/21	1,653,000	1,654,616
JPMorgan Chase Bank, N.A.	0.35%	04/07/21	09/05/22	4,107,860	4,111,175
JPMorgan Chase Bank, N.A.	0.40%	05/28/21	10/26/22	2,494,223	2,495,054
RBC (Barbados) Trading Bank Corporation	1.71%	05/11/21	07/12/21	1,238,000	1,240,999
RBC (Barbados) Trading Bank Corporation	1.81%	05/11/21	07/12/21	2,526,000	2,532,477
RBC (Barbados) Trading Bank Corporation	1.81%	05/11/21	07/12/21	2,196,000	2,201,630
RBC (Barbados) Trading Bank Corporation	1.81%	05/11/21	07/12/21	616,000	617,579
RBC (Barbados) Trading Bank Corporation	2.01%	05/11/21	07/12/21	400,000	401,139
RBC (Barbados) Trading Bank Corporation	2.11%	05/11/21	07/12/21	1,056,000	1,059,156
RBC (Barbados) Trading Bank Corporation	2.21%	05/11/21	07/12/21	497,000	498,556
Royal Bank of Canada	0.12%	06/17/21	07/21/21	5,900,000	5,900,197

Total Reverse Repurchase Agreements Outstanding				$82,826,707	$82,922,511

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Futures Contracts Outstanding at June 30, 2021

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Futures
3 Month Eurodollar	218	ICE	54,788,366 EUR	12/13/21	$574
3 Month Eurodollar	400	ICE	100,506,687 EUR	03/14/22	(2,000)
3 Month Eurodollar	243	ICE	61,042,875 EUR	09/19/22	(8,716)
3 Month Eurodollar	209	ICE	52,489,192 EUR	12/19/22	(7,920)
90 Day Eurodollar	472	CME	117,744,192 USD	12/13/21	13,908
90 Day Eurodollar	4	CME	997,998 USD	03/14/22	2
90 Day Eurodollar	325	CME	81,071,694 USD	06/13/22	(41,069)
90 Day Eurodollar	1,131	CME	281,919,383 USD	09/19/22	(201,421)
90 Day Eurodollar	1,254	CME	312,181,648 USD	12/19/22	(311,848)
90 Day Eurodollar	3	CME	746,670 USD	03/13/23	(1,433)
90 Day Eurodollar	10	CME	2,478,664 USD	09/18/23	(3,664)
90 Day Eurodollar	1	CME	247,603 USD	12/18/23	(415)
90 Day Eurodollar	1	CME	246,965 USD	03/18/24	(65)
90 Day Sterling	272	ICE	33,957,488 GBP	12/15/21	17
90 Day Sterling	870	ICE	108,514,484 GBP	03/16/22	(35,252)
90 Day Sterling	19	ICE	2,365,359 GBP	09/21/22	852
90 Day Sterling	235	ICE	29,235,994 GBP	12/21/22	9,432
Aluminum	12	LME	729,502 USD	09/13/21	27,848
Amsterdam Index	3	Euronext	439,697 EUR	07/16/21	(2,489)
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	06/30/21	111,587
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	07/30/21	155,624
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	08/31/21	158,480
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	09/30/21	142,436
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	10/29/21	82,313
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	11/30/21	61,397
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	12/31/21	48,965
Australian 10-Year Bond	270	SFE	38,222,680 AUD	09/15/21	(76,234)
Australian dollar Currency	17	CME	1,306,169 USD	09/13/21	(31,509)
Brent 1st Line	10	ICE	9,529 USD	07/30/21	10,441
Brent 1st Line	10	ICE	9,529 USD	08/31/21	13,471
Brent 1st Line	10	ICE	9,529 USD	09/30/21	14,481
Brent 1st Line	10	ICE	9,529 USD	10/29/21	14,381
Brent 1st Line	10	ICE	9,529 USD	11/30/21	14,411
Brent 1st Line	10	ICE	9,529 USD	12/31/21	14,671
Brent Crude	3	ICE	221,734 USD	07/30/21	2,126
Brent Crude	417	ICE	30,620,433 USD	08/31/21	149,997
Brent Crude	35	ICE	2,527,131 USD	09/30/21	29,619
Brent Crude	50	ICE	200,001 USD	10/26/21	939,999
Brent Crude	550	ICE	1,170,136 USD	10/26/21	6,359,364
Brent Crude	34	ICE	2,473,303 USD	10/29/21	(12,723)
British Pound Currency	33	CME	2,917,650 USD	09/13/21	(70,369)
CAC40 Index	8	Euronext	530,825 EUR	07/16/21	(12,362)
California Carbon Allowance Vintage Specific 2022	227	ICE	4,213,188 USD	12/27/21	798,972
California Carbon Allowance Vintage Specific 2023	575	ICE	10,702,673 USD	12/27/21	1,987,578
CAN 10YR BOND FUT SEP21 XMOD 20210921	31	CDE	4,487,743 CAD	09/21/21	18,859
Canadian Dollar Currency	37	CME	3,033,290 USD	09/14/21	(50,350)
CG Mainline Index	90	ICE	79 USD	07/02/21	(47,171)
CGR 07022021	4	ICE	34,278 USD	07/06/21	(148)
CGR 07032021	4	ICE	34,278 USD	07/06/21	(148)
CGR 07042021	4	ICE	34,278 USD	07/06/21	(148)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
CGR 07052021	4	ICE	34,278 USD	07/06/21	$(148)
CGR 07062021	4	ICE	34,278 USD	07/07/21	(148)
CGR 07072021	4	ICE	34,278 USD	07/08/21	(148)
CGR 07082021	4	ICE	34,278 USD	07/09/21	(148)
CGR 07092021	4	ICE	34,278 USD	07/12/21	(148)
CGR 07102021	4	ICE	34,278 USD	07/12/21	(148)
CGR 07112021	4	ICE	34,278 USD	07/12/21	(148)
CGR 07122021	4	ICE	34,278 USD	07/13/21	(148)
CGR 07132021	4	ICE	34,278 USD	07/14/21	(148)
CGR 07142021	4	ICE	34,278 USD	07/15/21	(148)
CGR 07152021	4	ICE	34,278 USD	07/16/21	(148)
CGR 07162021	4	ICE	34,278 USD	07/19/21	(148)
CGR 07172021	4	ICE	34,278 USD	07/19/21	(148)
CGR 07182021	4	ICE	34,278 USD	07/19/21	(148)
CGR 07192021	4	ICE	34,278 USD	07/20/21	(148)
CGR 07202021	4	ICE	34,278 USD	07/21/21	(148)
CGR 07212021	4	ICE	34,278 USD	07/22/21	(148)
CGR 07222021	4	ICE	34,278 USD	07/23/21	(148)
CGR 07232021	4	ICE	34,278 USD	07/26/21	(148)
CGR 07242021	4	ICE	34,278 USD	07/26/21	(148)
CGR 07252021	4	ICE	34,278 USD	07/26/21	(148)
CGR 07262021	4	ICE	34,278 USD	07/27/21	(148)
CGR 07272021	4	ICE	34,278 USD	07/28/21	(148)
CGR 07282021	4	ICE	34,278 USD	07/29/21	(148)
CGR 07292021	4	ICE	34,278 USD	07/30/21	(148)
CGR 07302021	4	ICE	34,278 USD	08/02/21	(148)
CGR 07312021	4	ICE	34,278 USD	08/02/21	(148)
Cocoa	56	ICE	1,380,962 USD	12/15/21	(20,722)
Coffee ‘C’	582	ICE	34,338,974 USD	12/20/21	1,159,389
Copper	5	COMEX	537,312 USD	09/28/21	(1,187)
Copper	28	COMEX	3,001,616 USD	12/29/21	(3,166)
Corn	152	CBOT	4,130,111 USD	03/14/22	395,689
Cotton No.2	194	ICE	8,380,288 USD	03/09/22	(163,418)
Crude Palm Oil	13	MYX	1,358,969 MYR	09/15/21	(45,597)
DAX Index	7	Eurex	2,744,071 EUR	09/17/21	(31,625)
DJIA mini E-CBOT	10	CBOT	1,716,432 USD	09/17/21	3,518
DSS 06302021	2	ICE	10,051 USD	07/01/21	5,478
E-mini Russell 2000	10	CME	1,165,228 USD	09/17/21	(11,328)
Euro BOBL	199	Eurex	26,700,128 EUR	09/08/21	(5,073)
Euro BTP	26	Eurex	3,933,635 EUR	09/08/21	3,587
Euro OAT	8	Eurex	1,272,975 EUR	09/08/21	(776)
Euro Stoxx 50	268	Eurex	10,946,595 EUR	09/17/21	(92,317)
Euro-Bund	123	Eurex	21,218,390 EUR	09/08/21	14,988
Euro-Schatz	340	Eurex	38,131,455 EUR	09/08/21	(4,571)
FTSE 100 Index	5	ICE	355,804 GBP	09/17/21	(9,377)
FTSE Taiwan Index	58	SGX	3,495,708 USD	07/29/21	42,872
FTSE/MIB Index	3	IDEM	384,457 EUR	09/17/21	(11,142)
Gasoline RBOB	321	NYMEX	29,189,162 USD	07/30/21	1,034,786
Gasoline RBOB	247	NYMEX	22,718,416 USD	08/31/21	347,136
Globex Natural Gas	244	NYMEX	8,357,420 USD	07/27/21	548,580
Globex Natural Gas	520	NYMEX	15,819,694 USD	08/26/21	3,025,106
Globex Natural Gas	82	NYMEX	3,041,741 USD	09/27/21	(74,161)
Globex Natural Gas	60	NYMEX	1,618,103 USD	04/26/22	132,097
Globex Natural Gas	60	NYMEX	1,618,103 USD	05/25/22	147,697
Globex Natural Gas	60	NYMEX	1,618,103 USD	06/27/22	168,097
Globex Natural Gas	60	NYMEX	1,618,103 USD	07/26/22	171,097
Globex Natural Gas	60	NYMEX	1,618,103 USD	08/26/22	162,097
Globex Natural Gas	60	NYMEX	1,618,103 USD	09/27/22	178,297
Gold 100 OZ	11	COMEX	2,077,336 USD	08/27/21	(128,576)
Henry Hub	900	ICE	1,800 USD	07/02/21	470,700
Henry Hub	2,148	ICE	19,314,642 USD	07/28/21	285,858
Henry Hub	60	ICE	445,844 USD	08/27/21	97,156

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Hub	1,472	ICE	12,039,509 USD	09/28/21	$1,282,091
Henry Hub	150	ICE	1,133,984 USD	10/27/21	237,767
Henry Hub	124	ICE	934,237 USD	11/26/21	226,093
Henry Hub	124	ICE	940,360 USD	12/29/21	239,810
Henry Hub	112	ICE	849,357 USD	01/27/22	193,643
Henry Hub	155	ICE	1,151,484 USD	02/24/22	200,116
Henry Hub	273	NYMEX	1,706,869 USD	03/28/22	339,266
Henry Hub	162	ICE	1,150,320 USD	03/29/22	63,870
Henry Hub	37	NYMEX	233,127 USD	04/26/22	36,695
Henry Hub	156	ICE	1,107,715 USD	04/27/22	29,915
Henry Hub	37	NYMEX	233,127 USD	05/25/22	39,100
Henry Hub	162	ICE	1,146,270 USD	05/26/22	45,645
Henry Hub	37	NYMEX	233,127 USD	06/27/22	42,245
Henry Hub	528	ICE	3,613,166 USD	06/28/22	316,474
Henry Hub	37	NYMEX	233,127 USD	07/26/22	42,708
Henry Hub	528	ICE	3,613,166 USD	07/27/22	323,074
Henry Hub	37	NYMEX	233,127 USD	08/26/22	41,320
Henry Hub	522	ICE	3,574,811 USD	08/29/22	297,124
Henry Hub	37	NYMEX	233,127 USD	09/27/22	43,818
Henry Hub	60	ICE	404,653 USD	10/27/22	52,847
Henry Hub	93	ICE	633,615 USD	11/28/22	105,735
Henry Hub	467	ICE	3,256,786 USD	12/28/22	566,776
Henry Hub	140	ICE	941,785 USD	01/27/23	181,015
Henry Hub	124	ICE	821,018 USD	02/24/23	111,772
Henry Hub	60	ICE	389,669 USD	03/29/23	6,031
Henry Hub	62	ICE	402,658 USD	04/26/23	(588)
Henry Hub	60	ICE	389,669 USD	05/26/23	4,981
Henry Hub	62	ICE	402,658 USD	06/28/23	11,347
Henry Hub	62	ICE	402,658 USD	07/27/23	12,742
Henry Hub	60	ICE	389,669 USD	08/29/23	10,531
Henry Hub	62	ICE	402,658 USD	09/27/23	15,687
Henry Hub	60	ICE	389,880 USD	10/27/23	24,420
Henry Hub	62	ICE	402,876 USD	11/28/23	50,809
Henry Hub	279	ICE	1,797,354 USD	12/29/25	323,046
Henry Hub	252	ICE	1,623,416 USD	01/28/26	266,584
Henry Hub	279	ICE	1,797,354 USD	02/25/26	197,496
Henry Hub	270	ICE	1,739,375 USD	03/27/26	(4,625)
Henry Hub	279	ICE	1,797,354 USD	04/28/26	(18,729)
Henry Hub	270	ICE	1,739,375 USD	05/27/26	8,875
Henry Hub	279	ICE	1,797,354 USD	06/26/26	37,071
Henry Hub	279	ICE	1,797,354 USD	07/29/26	44,046
Henry Hub	270	ICE	1,739,375 USD	08/27/26	35,875
Henry Hub	279	ICE	1,797,354 USD	09/28/26	64,971
Henry Hub	270	ICE	1,739,375 USD	10/28/26	130,375
Henry Hub	279	ICE	1,797,354 USD	11/25/26	274,221
Henry Penultimate Fixed Price	471	ICE	2,920,421 USD	03/28/22	609,724
HHD 07012021	2	ICE	18,311 USD	07/02/21	289
Japanese Yen Currency	6	CME	678,309 USD	09/13/21	(2,784)
KOSPI 200 Index	24	KRX FM	2,589,096,000 KRW	09/09/21	39,075
Lean Hogs	254	CME	10,428,957 USD	08/13/21	61,243
Live Cattle	177	CME	8,584,567 USD	08/31/21	104,363
Low Sulphar Gasoil	21	ICE	107,604 USD	07/30/21	11,172
Low Sulphar Gasoil	21	ICE	107,604 USD	08/31/21	32,554
Low Sulphar Gasoil	184	ICE	11,023,159 USD	09/10/21	12,241
Low Sulphar Gasoil	21	ICE	107,604 USD	09/30/21	50,528
Low Sulphar Gasoil	21	ICE	107,604 USD	10/29/21	62,395
Low Sulphar Gasoil	72	ICE	4,308,471 USD	11/11/21	2,529
Low Sulphar Gasoil	21	ICE	107,604 USD	11/30/21	68,548
Low Sulphar Gasoil	204	ICE	11,464,656 USD	12/10/21	693,744
Low Sulphar Gasoil	21	ICE	107,604 USD	12/31/21	74,785
Low Sulphar Gasoil	163	ICE	9,003,260 USD	12/12/22	446,665
Michcon Basis	124	ICE	57,242 USD	10/04/21	1,442

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Michcon Index	180	ICE	6,533 USD	07/02/21	$92,468
MSCI Singapore Index	56	SGX	1,991,621 SGD	07/29/21	(819)
NASDAQ 100 E-Mini	11	CME	3,077,136 USD	09/17/21	123,644
Natural Gas	20	NYMEX	651,639 USD	07/28/21	78,361
Natural Gas	774	NYMEX	26,970,125 USD	08/27/21	1,079,635
Natural Gas	428	NYMEX	12,525,498 USD	09/28/21	2,963,822
Natural Gas	19	NYMEX	633,984 USD	12/29/21	89,346
Natural Gas	109	NYMEX	3,993,013 USD	01/27/22	67,237
Natural Gas	141	NYMEX	4,941,670 USD	02/24/22	(23,590)
Natural Gas	43	NYMEX	1,272,874 USD	03/29/22	17,126
Natural Gas	43	NYMEX	1,272,874 USD	04/27/22	(17,274)
Natural Gas	43	NYMEX	1,272,874 USD	05/26/22	(8,674)
Natural Gas	43	NYMEX	1,272,874 USD	06/28/22	8,526
Natural Gas	43	NYMEX	1,272,874 USD	07/27/22	8,526
Natural Gas	43	NYMEX	1,272,874 USD	08/29/22	4,226
Natural Gas	311	NYMEX	7,957,580 USD	09/28/22	1,353,760
Natural Gas	7	NYMEX	181,592 USD	10/27/22	32,118
Natural Gas	10	NYMEX	286,718 USD	12/28/22	40,782
Natural Gas	214	NYMEX	6,013,768 USD	12/28/22	994,732
Natural Gas	6	NYMEX	162,611 USD	02/24/23	17,929
Natural Gas	27	NYMEX	722,298 USD	12/27/23	95,262
Natural Gas	25	NYMEX	668,794 USD	01/29/24	77,206
Natural Gas	27	NYMEX	722,298 USD	02/27/24	42,072
Natural Gas	26	NYMEX	695,546 USD	03/26/24	(36,186)
Natural Gas	27	NYMEX	722,298 USD	04/26/24	(44,868)
Natural Gas	26	NYMEX	695,546 USD	05/29/24	(33,586)
Natural Gas	27	NYMEX	722,298 USD	06/26/24	(24,888)
Natural Gas	27	NYMEX	722,298 USD	07/29/24	(20,298)
Natural Gas	26	NYMEX	695,546 USD	08/28/24	(21,366)
Natural Gas	27	NYMEX	722,298 USD	09/26/24	(10,308)
Natural Gas	26	NYMEX	695,546 USD	10/29/24	16,854
Natural Gas	27	NYMEX	722,298 USD	11/26/24	74,742
New Zealand Dollar Currency	56	CME	4,011,524 USD	09/13/21	(101,044)
Nickel	8	LME	837,228 USD	09/13/21	37,044
NWP Rockies Basis	62	ICE	7,804 USD	10/04/21	2,271
NY Harbor ULSD	142	NYMEX	12,369,531 USD	07/30/21	323,650
NY Harbor ULSD	131	NYMEX	11,636,783 USD	08/31/21	86,329
NY Harbor ULSD	221	NYMEX	16,969,454 USD	11/30/21	2,786,355
OMXS30 Index	14	Nasdaq OMX	3,198,463 SEK	07/16/21	(3,045)
S&P 500 E-mini	24	CME	5,074,852 USD	09/17/21	71,468
S&P/TSX 60 Index	12	CDE	2,890,505 CAD	09/16/21	(3,247)
SGX Nifty 50	45	SGX	1,431,556 USD	07/29/21	(14,326)
Silver	4	COMEX	524,310 USD	09/28/21	(430)
Soyabean	56	CBOT	3,651,156 USD	11/12/21	266,044
Soyabean Meal	114	CBOT	4,206,088 USD	12/14/21	145,292
Soyabean Oil	53	CBOT	1,864,437 USD	01/14/22	115,431
SPI 200	5	SFE	912,110 AUD	09/16/21	(6,926)
Sugar 11	1,075	ICE	21,266,314 USD	02/28/22	502,006
Swiss Franc Currency	4	CME	558,543 USD	09/13/21	(17,593)
Swiss Market Index	11	Eurex	1,310,231 CHF	09/17/21	1,642
Topix	45	OSE	880,217,159 JPY	09/09/21	(52,812)
Trans Z4 Index	150	ICE	132 USD	07/02/21	93,618
U.S. Treasury 10-Year Note	879	CBOT	116,206,207 USD	09/21/21	261,293
U.S. Treasury 2-Year Note	143	CBOT	31,531,584 USD	09/30/21	(25,780)
U.S. Treasury 5-Year Note	268	CBOT	33,187,631 USD	09/30/21	(108,475)
U.S. Treasury Long Bond	33	CBOT	5,218,070 USD	09/21/21	86,680
U.S. Treasury Ultra Bond	4	CBOT	763,442 USD	09/21/21	7,308
UCS 06302021	4	ICE	29,975 USD	07/01/21	7,525
Waha Gas Basis	60	ICE	750 USD	11/02/21	(25,125)
Waha Gas Basis	62	ICE	775 USD	12/02/21	(4,650)
Waha Gas Basis	62	ICE	775 USD	01/04/22	(11,625)
Waha Gas Basis	56	ICE	700 USD	02/02/22	(7,700)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Waha Gas Basis	62	ICE	775 USD	03/02/22	$(29,450)
Wheat	294	CBOT	10,185,513 USD	12/14/21	(116,013)
WTI Crude	319	NYMEX	22,501,193 USD	08/20/21	712,437
WTI Crude	67	NYMEX	4,591,687 USD	09/21/21	216,233
WTI Crude	88	NYMEX	6,065,429 USD	10/20/21	172,891
WTI Crude	53	NYMEX	1,950,928 USD	11/19/21	1,765,962
WTI Crude	120	NYMEX	8,185,282 USD	02/22/22	(4,882)
WTI Crude	240	NYMEX	14,753,935 USD	11/21/22	550,865
XICE JNB	8	ICE	43,600 USD	07/31/21	(11,552)
XICE JNB	8	ICE	43,600 USD	08/31/21	(2,472)
XICE JNB	8	ICE	43,600 USD	09/30/21	5,840
XICE JNB	158	ICE	1,542,245 USD	10/29/21	(430,399)
XICE JNB	158	ICE	1,542,245 USD	11/30/21	(351,399)
XICE JNB	158	ICE	1,542,245 USD	12/31/21	(267,185)
Zinc	8	LME	596,473 USD	09/13/21	(1,073)

					$40,531,640

Short Futures
3 Month Eurodollar	5	ICE	1,256,107 EUR	06/13/22	$(21)
90 Day Eurodollar	11	CME	2,745,396 USD	09/13/21	(754)
90 Day Eurodollar	2	CME	498,945 USD	12/13/21	(30)
90 Day Eurodollar	787	CME	196,403,123 USD	03/14/22	46,623
90 Day Eurodollar	7	CME	1,743,982 USD	12/19/22	3,082
90 Day Eurodollar	1	CME	248,060 USD	06/19/23	10
90 Day Eurodollar	4	CME	987,490 USD	06/17/24	1,040
90 Day Eurodollar	3	CME	738,798 USD	09/16/24	(252)
90 Day Eurodollar	1	CME	246,022 USD	12/16/24	(115)
90 Day Eurodollar	5	CME	1,230,824 USD	03/17/25	762
90 Day Eurodollar	5	CME	1,229,062 USD	06/16/25	(251)
90 Day Eurodollar	1	CME	245,585 USD	09/15/25	(153)
90 Day Eurodollar	1	CME	245,410 USD	12/15/25	(178)
90 Day Eurodollar	1	CME	245,310 USD	03/16/26	(190)
90 Day Sterling	38	ICE	4,734,790 GBP	06/15/22	(672)
Brent 1st Line	43	ICE	41,680 USD	06/30/21	(26,931)
Brent 1st Line	43	ICE	41,680 USD	07/30/21	(19,750)
Brent 1st Line	43	ICE	41,680 USD	08/31/21	(27,490)
Brent 1st Line	43	ICE	41,680 USD	09/30/21	(30,070)
Brent 1st Line	43	ICE	41,680 USD	10/29/21	(31,790)
Brent 1st Line	43	ICE	41,680 USD	11/30/21	(33,940)
Brent 1st Line	43	ICE	41,680 USD	12/31/21	(36,090)
Brent Crude	355	ICE	26,567,893 USD	07/30/21	77,793
Brent Crude	200	ICE	80,004 USD	10/26/21	(327,996)
Brent Crude	400	ICE	107,892 USD	10/26/21	(332,108)
Brent Crude	176	NYMEX	11,408,598 USD	10/29/21	(1,328,522)
Brent Crude	153	ICE	10,274,833 USD	10/29/21	(797,777)
Brent Crude	122	ICE	7,742,287 USD	10/31/22	(453,673)
California Carbon Allowance Vintage Specific 2021	6	ICE	132,418 USD	07/27/21	2,278
California Carbon Allowance Vintage Specific 2021	50	ICE	1,016,485 USD	09/27/21	(76,015)
California Carbon Allowance Vintage Specific 2021	300	ICE	5,837,910 USD	09/27/21	(720,090)
California Carbon Allowance Vintage Specific 2021	2,182	ICE	46,093,305 USD	12/27/21	(2,085,255)
California Carbon Allowance Vintage Specific 2022	275	ICE	6,070,168 USD	03/28/22	(78,833)
California Carbon Allowance Vintage Specific 2022	1,051	ICE	23,713,835 USD	12/23/22	(679,875)
CBOE Volatility Index	16	CFE	314,659 USD	07/21/21	28,206
CBOE Volatility Index	2	CFE	40,156 USD	08/18/21	659
CBOE Volatility Index	43	CFE	919,983 USD	09/15/21	16,381
Cocoa	71	ICE	1,715,608 USD	09/15/21	19,418
Coffee ‘C’	572	ICE	33,106,968 USD	09/20/21	(1,159,407)
Copper	25	COMEX	2,679,907 USD	09/28/21	(718)
Corn	138	CBOT	3,702,671 USD	12/14/21	(357,979)
Cotton No.2	166	ICE	7,182,576 USD	12/08/21	135,876
Dominion SP	180	ICE	5,468 USD	07/02/21	(17,033)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Euro FX Currency	123	CME	18,678,912 USD	09/13/21	$436,475
Euro Stoxx 50	101	Eurex	4,164,253 EUR	09/17/21	80,866
FTSE 100 Index	1	ICE	70,159 GBP	09/17/21	490
Gasoline RBOB	208	NYMEX	19,203,884 USD	07/30/21	(380,480)
Gasoline RBOB	120	NYMEX	9,266,130 USD	11/30/21	(941,382)
Globex Natural Gas	110	NYMEX	4,005,111 USD	10/26/21	(18,689)
Globex Natural Gas	4	NYMEX	153,193 USD	11/24/21	3,473
Globex Natural Gas	162	NYMEX	5,312,421 USD	12/28/21	(854,919)
Globex Natural Gas	82	NYMEX	2,436,559 USD	01/26/22	(617,941)
Globex Natural Gas	160	NYMEX	4,714,025 USD	02/23/22	(866,775)
Globex Natural Gas	66	NYMEX	1,668,966 USD	03/28/22	(309,714)
Globex Natural Gas	8	NYMEX	200,398 USD	12/27/22	(61,602)
Globex Natural Gas	8	NYMEX	200,398 USD	01/26/23	(56,242)
Globex Natural Gas	8	NYMEX	200,398 USD	02/23/23	(40,322)
Globex Natural Gas	8	NYMEX	200,398 USD	03/28/23	(10,642)
Globex Natural Gas	8	NYMEX	200,398 USD	04/25/23	(7,122)
Globex Natural Gas	8	NYMEX	200,398 USD	05/25/23	(10,082)
Globex Natural Gas	8	NYMEX	200,398 USD	06/27/23	(13,282)
Globex Natural Gas	8	NYMEX	200,398 USD	07/26/23	(14,002)
Globex Natural Gas	8	NYMEX	200,398 USD	08/28/23	(13,042)
Globex Natural Gas	8	NYMEX	200,398 USD	09/26/23	(15,522)
Globex Natural Gas	8	NYMEX	200,398 USD	10/26/23	(20,562)
Globex Natural Gas	8	NYMEX	200,398 USD	11/27/23	(33,762)
Henry Hub	197	NYMEX	1,351,057 USD	07/27/21	(446,568)
Henry Hub	197	NYMEX	1,351,057 USD	08/26/21	(433,763)
Henry Hub	57	NYMEX	418,908 USD	09/27/21	(96,800)
Henry Hub	127	NYMEX	1,190,531 USD	10/26/21	29,116
Henry Hub	534	NYMEX	4,680,280 USD	11/24/21	(316,625)
Henry Hub	414	NYMEX	3,467,138 USD	12/28/21	(473,107)
Henry Hub	420	NYMEX	3,280,939 USD	01/26/22	(630,311)
Henry Hub	1	NYMEX	7,149 USD	02/23/22	(1,576)
Henry Hub	1	ICE	6,374 USD	09/28/22	(1,111)
Henry Hub	86	NYMEX	537,769 USD	12/27/22	(166,356)
Henry Hub	86	NYMEX	537,769 USD	01/26/23	(151,951)
Henry Hub	86	NYMEX	537,769 USD	02/23/23	(109,166)
Henry Hub	86	NYMEX	537,769 USD	03/28/23	(29,401)
Henry Hub	86	NYMEX	537,769 USD	04/25/23	(19,941)
Henry Hub	86	NYMEX	537,769 USD	05/25/23	(27,896)
Henry Hub	86	NYMEX	537,769 USD	06/27/23	(36,496)
Henry Hub	86	NYMEX	537,769 USD	07/26/23	(38,431)
Henry Hub	86	NYMEX	537,769 USD	08/28/23	(35,851)
Henry Hub	86	NYMEX	537,769 USD	09/26/23	(42,516)
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(56,061)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(91,536)
Henry Hub	279	ICE	1,791,516 USD	12/27/23	(321,909)
Henry Hub	261	ICE	1,675,934 USD	01/29/24	(268,516)
Henry Hub	279	ICE	1,791,516 USD	02/27/24	(182,409)
Henry Hub	270	ICE	1,733,725 USD	03/26/24	19,225
Henry Hub	279	ICE	1,791,516 USD	04/26/24	40,791
Henry Hub	270	ICE	1,733,725 USD	05/29/24	12,475
Henry Hub	279	ICE	1,791,516 USD	06/26/24	(8,034)
Henry Hub	279	ICE	1,791,516 USD	07/29/24	(21,984)
Henry Hub	270	ICE	1,733,725 USD	08/28/24	(14,525)
Henry Hub	279	ICE	1,791,516 USD	09/26/24	(49,884)
Henry Hub	270	ICE	1,733,725 USD	10/29/24	(115,775)
Henry Hub	279	ICE	1,791,516 USD	11/26/24	(266,109)
HHD 06302021	3	ICE	23,225 USD	07/01/21	(4,825)
HHD 07022021	2	ICE	18,814 USD	07/06/21	514
HHD 07032021	2	ICE	18,814 USD	07/06/21	514
HHD 07042021	2	ICE	18,814 USD	07/06/21	514
HHD 07052021	2	ICE	18,814 USD	07/06/21	514
HHD 07062021	2	ICE	18,814 USD	07/07/21	514

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
HHD 07072021	2	ICE	18,814 USD	07/08/21	$514
HHD 07082021	2	ICE	18,814 USD	07/09/21	514
HHD 07092021	2	ICE	18,814 USD	07/12/21	514
HHD 07102021	2	ICE	18,814 USD	07/12/21	514
HHD 07112021	2	ICE	18,814 USD	07/12/21	514
HHD 07122021	2	ICE	18,814 USD	07/13/21	514
HHD 07132021	2	ICE	18,814 USD	07/14/21	514
HHD 07142021	2	ICE	18,814 USD	07/15/21	514
HHD 07152021	2	ICE	18,814 USD	07/16/21	514
HHD 07162021	2	ICE	18,814 USD	07/19/21	514
HHD 07172021	2	ICE	18,814 USD	07/19/21	514
HHD 07182021	2	ICE	18,814 USD	07/19/21	514
HHD 07192021	2	ICE	18,814 USD	07/20/21	514
HHD 07202021	2	ICE	18,814 USD	07/21/21	514
HHD 07212021	2	ICE	18,814 USD	07/22/21	514
HHD 07222021	2	ICE	18,814 USD	07/23/21	514
HHD 07232021	2	ICE	18,814 USD	07/26/21	514
HHD 07242021	2	ICE	18,814 USD	07/26/21	514
HHD 07252021	2	ICE	18,814 USD	07/26/21	514
HHD 07262021	2	ICE	18,814 USD	07/27/21	514
HHD 07272021	2	ICE	18,814 USD	07/28/21	514
HHD 07282021	2	ICE	18,814 USD	07/29/21	514
HHD 07292021	2	ICE	18,814 USD	07/30/21	514
HHD 07302021	2	ICE	18,814 USD	08/02/21	564
HHD 07312021	2	ICE	18,814 USD	08/02/21	564
HSC Index	120	ICE	6,833 USD	07/02/21	(11,168)
Japanese Yen Currency	38	CME	4,331,925 USD	09/13/21	53,600
Lean Hogs	301	CME	10,234,540 USD	10/14/21	(273,370)
Live Cattle	201	CME	10,188,423 USD	10/29/21	(114,837)
Low Sulphar Gasoil	212	ICE	12,668,772 USD	08/12/21	(14,128)
Low Sulphar Gasoil	8	ICE	480,891 USD	10/12/21	691
Natural Gas	30	NYMEX	849,728 USD	07/28/21	(245,272)
Natural Gas	1,207	NYMEX	41,106,905 USD	07/28/21	(2,948,595)
Natural Gas	667	NYMEX	19,699,179 USD	08/27/21	(4,472,901)
Natural Gas	321	NYMEX	10,663,068 USD	09/28/21	(953,922)
Natural Gas	48	NYMEX	1,560,405 USD	10/27/21	(195,435)
Natural Gas	242	NYMEX	8,697,022 USD	11/26/21	(361,038)
Natural Gas	21	NYMEX	155,400 USD	12/29/21	(44,468)
Natural Gas	21	NYMEX	155,400 USD	01/27/22	(40,163)
Natural Gas	21	NYMEX	155,400 USD	02/24/22	(27,720)
Natural Gas	318	NYMEX	9,318,767 USD	03/29/22	(214,873)
Natural Gas	21	NYMEX	155,400 USD	03/29/22	(1,995)
Natural Gas	432	NYMEX	11,253,485 USD	04/27/22	(1,347,955)
Natural Gas	21	NYMEX	155,400 USD	04/27/22	2,257
Natural Gas	199	NYMEX	5,454,993 USD	05/26/22	(401,577)
Natural Gas	21	NYMEX	155,400 USD	05/26/22	893
Natural Gas	123	NYMEX	3,564,452 USD	06/28/22	(97,258)
Natural Gas	21	NYMEX	155,400 USD	06/28/22	(893)
Natural Gas	46	NYMEX	1,366,789 USD	07/27/22	(4,931)
Natural Gas	21	NYMEX	155,400 USD	07/27/22	(1,155)
Natural Gas	141	NYMEX	4,046,310 USD	08/29/22	(137,160)
Natural Gas	21	NYMEX	155,400 USD	08/29/22	(368)
Natural Gas	171	NYMEX	4,308,906 USD	09/28/22	(810,834)
Natural Gas	21	NYMEX	155,400 USD	09/28/22	(1,785)
Natural Gas	21	NYMEX	155,400 USD	10/27/22	(4,883)
Natural Gas	21	NYMEX	155,400 USD	11/28/22	(11,288)
Natural Gas	1	NYMEX	6,769 USD	12/28/22	(1,419)
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(4,979)
Natural Gas	1	NYMEX	6,769 USD	02/24/23	(754)
Natural Gas	2	NYMEX	13,546 USD	03/29/23	356
Natural Gas	1	NYMEX	6,769 USD	04/26/23	284
Natural Gas	2	NYMEX	13,546 USD	05/26/23	391

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Natural Gas	1	NYMEX	6,769 USD	06/28/23	$91
Natural Gas	1	NYMEX	6,769 USD	07/27/23	69
Natural Gas	2	NYMEX	13,546 USD	08/29/23	206
Natural Gas	1	NYMEX	6,778 USD	09/27/23	30
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(255)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(540)
NMS 06302021	2	ICE	15,076 USD	07/01/21	(2,924)
NY Harbor ULSD	129	NYMEX	11,442,603 USD	07/30/21	(88,526)
NY Harbor ULSD	161	NYMEX	11,865,631 USD	11/30/22	(2,065,442)
S&P 500 E-mini	105	CME	22,177,678 USD	09/17/21	(337,472)
Soyabean	63	CBOT	4,115,216 USD	01/14/22	(293,996)
Soyabean Meal	139	CBOT	5,121,752 USD	01/14/22	(161,638)
Soyabean Oil	45	CBOT	1,588,703 USD	12/14/21	(105,817)
Sugar 11	951	ICE	18,528,993 USD	09/30/21	(526,004)
Swiss Franc Currency	16	CME	2,200,448 USD	09/13/21	36,648
U.S. Treasury 10-Year Note	14	CBOT	1,845,813 USD	09/21/21	(9,188)
U.S. Treasury Long Bond	147	CBOT	23,075,290 USD	09/21/21	(554,960)
Wheat	277	CBOT	9,485,688 USD	09/14/21	74,613
WTI Crude	704	NYMEX	49,549,678 USD	07/20/21	(2,173,202)
WTI Crude	30	NYMEX	2,193,247 USD	08/20/21	10,147
WTI Crude	397	NYMEX	27,640,927 USD	11/19/21	(200,683)
WTI Crude	120	NYMEX	8,255,828 USD	01/20/22	2,228
WTI Crude	240	NYMEX	12,135,385 USD	11/20/23	(2,111,015)

					$(37,595,198)

Total Futures Contracts Outstanding					$2,936,442

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2021

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,770,000	USD	1,370,587	State Street Bank and Trust Company	09/15/21	$(42,787)
CLP	105,000,000	USD	146,199	State Street Bank and Trust Company	09/15/21	(3,487)
CNH	20,543,026	USD	3,194,176	Bank of America, N.A.	09/15/21	(33,625)
CNH	3,500,000	USD	543,652	State Street Bank and Trust Company	09/15/21	(5,176)
COP	16,475,339,935	USD	4,421,723	Barclays Bank plc	09/15/21	(47,255)
CZK	93,878,396	USD	4,492,617	Deutsche Bank AG	09/15/21	(128,903)
EUR	715,000	USD	870,334	State Street Bank and Trust Company	07/22/21	(22,169)
EUR	13,904,708	USD	16,966,746	State Street Bank and Trust Company	09/15/21	(454,336)
GBP	9,500,000	USD	13,452,180	State Street Bank and Trust Company	09/15/21	(308,847)
HKD	4,950,000	USD	637,992	State Street Bank and Trust Company	09/15/21	(353)
IDR	6,200,000,000	USD	430,376	State Street Bank and Trust Company	09/15/21	(5,312)
MXN	118,973,197	USD	5,952,529	Deutsche Bank AG	09/15/21	(38,814)
MXN	6,600,000	USD	331,106	State Street Bank and Trust Company	09/15/21	(3,044)
NOK	6,746,666	USD	816,112	State Street Bank and Trust Company	09/15/21	(32,241)
PLN	16,425,936	USD	4,353,721	HSBC Bank plc	09/15/21	(44,639)
RUB	218,038,288	USD	2,947,539	JPMorgan Chase Bank, N.A.	09/15/21	2,023
SEK	15,728	USD	1,906	State Street Bank and Trust Company	09/15/21	(66)
SGD	940,001	USD	710,040	State Street Bank and Trust Company	09/15/21	(11,000)
USD	1,626,120	AUD	2,100,000	State Street Bank and Trust Company	09/15/21	50,764
USD	3,952,651	CHF	3,535,000	State Street Bank and Trust Company	09/15/21	124,370
USD	144,211	CLP	105,000,000	State Street Bank and Trust Company	09/15/21	1,499
USD	8,488,762	EUR	7,040,000	State Street Bank and Trust Company	07/22/21	137,602
USD	663,971	EUR	544,978	HSBC Bank plc	09/15/21	16,788
USD	22,979,970	EUR	18,832,708	State Street Bank and Trust Company	09/15/21	615,358
USD	12,021,288	GBP	8,490,000	Citibank N.A.	11/22/21	271,852
USD	13,840,104	GBP	9,773,954	State Street Bank and Trust Company	09/15/21	317,754
USD	22,385,258	GBP	15,898,000	State Street Bank and Trust Company	09/17/21	389,789
USD	199,646	HKD	1,549,000	State Street Bank and Trust Company	09/15/21	111
USD	11,026,729	IDR	158,939,265,966	JPMorgan Chase Bank, N.A.	09/15/21	203,305
USD	780,097	KRW	870,900,000	State Street Bank and Trust Company	09/15/21	5,459
USD	1,430,325	NOK	11,930,000	State Street Bank and Trust Company	09/15/21	44,220

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,475,645	PLN	16,425,936	Morgan Stanley Capital Services, Inc.	09/15/21	$166,563
USD	13,459,109	RUB	994,258,004	Goldman Sachs International	09/15/21	9,061
USD	2,594,269	RUB	189,978,290	Barclays Bank plc	09/15/21	24,295
USD	479,277	SGD	634,501	State Street Bank and Trust Company	09/15/21	7,425
USD	5,910,339	ZAR	80,680,849	Deutsche Bank AG	09/15/21	312,972
USD	3,273,710	ZAR	45,000,000	State Street Bank and Trust Company	09/15/21	151,761
USD	1,465,521	ZAR	21,236,139	Goldman Sachs International	09/15/21	(7,771)
USD	1,427,906	ZAR	20,650,800	HSBC Bank plc	09/15/21	(4,778)

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,658,368

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	14,543,000 USD	$190,233	$27,470	$162,763
Republic of Turkey	(1.00)%	3M	12/21/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	84,261	87,706	(3,445)
Republic of Turkey	(1.00)%	3M	6/21/2025	Credit Suisse Securities (USA) LLC	291,000 USD	27,930	66,010	(38,080)
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	12,069,000 USD	(170,137)	1,676	(171,813)
United Mexican States	(1.00)%	3M	6/21/2023	Credit Suisse Securities (USA) LLC	8,000,000 USD	(102,216)	907	(103,123)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$30,071	$183,769	$(153,698)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.35	1.00%	3M	06/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	11,880,000 USD	$(312,494)	$(418,140)	$105,646
CDX.NA.HY.34	5.00%	3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	368 USD	37	9	28
CDX.NA.HY.36	5.00%	3M	06/21/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	4,550,000 USD	463,888	387,432	76,456
iTraxx Europe Crossover series 35	5.00%	3M	06/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	9,368,367 EUR	1,381,648	1,314,425	67,223

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$1,533,079	$1,283,726	$249,353

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	$498,794	$453,500	$45,294
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	97,373	374,805	(277,432)
CMBX.NA.BBB-,10	(3.00)%	1M	11/18/2059	J.P. Morgan Securities LLC	7,363,000 USD	650,597	71,578	579,019
CMBX.NA.BBB-.8	(3.00)%	1M	10/18/2057	Morgan Stanley Capital Services LLC	69,000 USD	9,550	14,170	(4,620)
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Credit Suisse International	10,000 USD	778	594	184
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Goldman Sachs International	177,000 USD	13,765	5,121	8,644

Total OTC Credit Default Swaps on Index (Buy Protection)						$1,270,857	$919,768	$351,089

OTC Credit Default Swaps on Index (Sell Protection) - Outstanding at June 30, 2021

Reference Obligation	Financing Fee		Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%		1M	11/18/59	Goldman Sachs Bank USA	BBB-	1,096,000 USD	$(96,843)	$(30,005)	$(66,838)
CMBX.NA.BBB-.10	3.00%		1M	11/18/59	Goldman Sachs International	BBB-	18,066,000 USD	(1,596,317)	(682,643)	(913,674)
CMBX.NA.BBB-.11	3.00%		1M	11/19/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(259,279)	(620,026)	360,747
CMBX.NA.BBB-.8	(2.00%	)	1M	10/18/57	Goldman Sachs Bank USA	BBB-	100,000 USD	(1,098)	(1,537)	439
CMBX.NA.BBB-.8	3.00%		1M	10/18/57	Credit Suisse International	BBB-	286,000 USD	(39,585)	(20,492)	(19,093)
CMBX.NA.BBB-.8	3.00%		1M	10/18/57	Goldman Sachs International	BBB-	1,294,000 USD	(179,104)	(72,380)	(106,724)
CMBX.NA.BBB-.8	3.00%		1M	10/18/57	Goldman Sachs International	BBB-	232,000 USD	(32,111)	(5,855)	(26,256)
CMBX.NA.BBB-.8	3.00%		1M	10/18/57	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	(298,967)	(114,149)	(184,818)
CMBX.NA.BBB-.9	3.00%		1M	09/18/58	J.P. Morgan Securities LLC	BBB-	187,000 USD	(14,543)	(962)	(13,581)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(2,517,847)	$(1,548,049)	$(969,798)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at June 30, 2021

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
10X Genomics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	898,573 USD	$(9,354)
1Life Healthcare, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	252,320 USD	(10,321)
2U, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	44,564 USD	1,273
3D Systems Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	15,566 USD	5,978
3M Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,161,684 USD	35,658
8x8, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	298,065 USD	18,594
AbbVie, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,655,996 USD	(126,125)
ABIOMED, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	260,634 USD	(958)
ABT Networks	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	58,188 USD	(88)
ABT Networks	06/25/21	M	0.49%	Credit Suisse International	44,525 USD	(413)
Acadia Healthcare Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	58,642 USD	(1,100)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ACADIA Pharmaceuticals, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$5,860 USD	$(104)
Accelink Technologies Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	131,025 USD	324
Accelink Technologies Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	97,094 USD	751
ACI Worldwide, Inc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	740,398 USD	(22,482)
AdaptHealth Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	350,551 USD	(10,475)
Adient PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	30,654 USD	534
AECOM	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,668,231 USD	60,658
Aerojet Rocketdyne Holdings, Inc.	01/25/23	M	0.35%	Goldman Sachs International	688,544 USD	1,859
Aerojet Rocketdyne Holdings, Inc.	12/23/22	M	0.60%	JPMorgan Chase Bank, N.A.	22,916,454 USD	61,859
Affiliated Managers Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	680,257 USD	5,977
AGCO Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,308,784 USD	104,680
agilon health, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	169,711 USD	6,120
Agios Pharmaceuticals, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,028,878 USD	11,103
AGNC Investment Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	381,293 USD	(4,021)
Agree Realty Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	48,605 USD	104
AIER Eye Hospital Group Co.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	558,366 USD	63,042
AIER Eye Hospital Group Co.	06/30/21	M	0.49%	Credit Suisse International	403,292 USD	51,284
Air Products & Chemicals, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,733,792 USD	(7,760)
Airbnb, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,650,545 USD	34,301
Alarm.com Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	309,163 USD	6,260
Alaska Air Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,575,593 USD	(124,172)
Alcon, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	270,725 USD	(1,980)
Alexion Pharmaceuticals, Inc.	12/16/22	M	0.60%	JPMorgan Chase Bank, N.A.	26,839,572 USD	453,120
Align Technology, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,858,022 USD	20,803
Alkermes PLC	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	38,322 USD	(341)
All Winner Technology Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	84,989 USD	15,404
All Winner Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	63,675 USD	13,655
Allegheny Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	48,947 USD	(1,721)
Allegiant Travel Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,705,006 USD	(54,648)
Allison Transmission Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	689,583 USD	7,576
Allogene Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	135,781 USD	5,077
Alphabet, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,059,853 USD	(5,521)
Alteryx, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	302,733 USD	488
Altria Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,459,450 USD	53,685
Amazon.com, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,657,409 USD	(89,057)
Amcor PLC	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,178,010 USD	(1,010)
Amdocs Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,822 USD	(31)
Amedisys, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,163,948 USD	(2,245)
AMERCO	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	466,389 USD	47,568
American Homes 4 Rent	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	41,299 USD	(390)
American International Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	475,204 USD	511
American Well Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	91,283 USD	(7,462)
Ameriprise Financial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	9,413 USD	294
Ameris Bancorp	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	334,195 USD	(6,062)
AmerisourceBergen Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	38,601 USD	(705)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AMETEK, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$1,061,664 USD	$(739)
Amethystum Storage Technology Co. Ltd.	03/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	90,400 USD	1,185
Amethystum Storage Technology Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	62,420 USD	1,068
Amicus Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,175 USD	(201)
Amkor Technology, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	18,867 USD	567
Amlogic Shanghai Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	555,631 USD	30,213
Amlogic Shanghai Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	427,361 USD	25,263
Amoy Diagnostics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	78,967 USD	(393)
Anaplan, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	687,730 USD	(21,747)
Angang Steel Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	72,415 USD	(33)
Angang Steel Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	75,437 USD	113
Angel Yeast Co. Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	109 USD	1
Anhui Anke Biotechnology (Group) Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,692 USD	(174)
Anhui Anke Biotechnology (Group) Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,444 USD	(140)
Anhui Conch Cement Co. Ltd.	03/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	34,908 USD	34
Anhui Conch Cement Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	29,695 USD	164
Anhui Expressway Co. Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,355 USD	(156)
Anhui Expressway Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,013 USD	(114)
Anhui Fengyuan Pharmaceutical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	48,775 USD	(291)
Anhui Fengyuan Pharmaceutical Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	36,255 USD	(194)
Anhui Gujing Distillery Co., Ltd.	06/23/23	M	0.48%	JPMorgan Chase Bank, N.A.	13,928 USD	899
Anhui Gujing Distillery Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	10,566 USD	554
Anhui Guofeng Plastic Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	30 USD	1
Anhui Honglu Steel Construction(Group) Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	98,684 USD	651
Anhui Honglu Steel Construction(Group) Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	73,575 USD	475
Anhui Jianghuai Automobile Group Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	159,444 USD	39,276
Anhui Jianghuai Automobile Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	105,363 USD	32,760
Anhui Korrun Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,669 USD	(56)
Anhui Korrun Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	8,334 USD	(43)
Anhui Kouzi Distillery Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	325 USD	(22)
Anhui Kouzi Distillery Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	214 USD	(4)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Sunhere Pharmaceutical Excipients Co., ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	$49,940 USD	$(987)
Anhui Sunhere Pharmaceutical Excipients Co., ltd.	11/30/99	M	0.49%	Credit Suisse International	37,062 USD	(809)
Anhui Truchum Advanced Materials & Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	74,491 USD	495
Anhui Truchum Advanced Materials & Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	61,396 USD	484
Anhui Yingjia Distillery Co. Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	13,245 USD	467
Anhui Yingjia Distillery Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	11,371 USD	285
Anhui Yingliu Electromechanical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	67,570 USD	822
Anhui Yingliu Electromechanical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	55,358 USD	570
Anhui Zhongding Sealing Parts Co. Ltd.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	132,025 USD	713
Anhui Zhongding Sealing Parts Co. Ltd.	07/02/21	M	0.49%	Credit Suisse International	108,534 USD	648
Anhui Zhonghuan Environmental Protectional Technology	03/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	24 USD	1
Anhui Zhonghuan Environmental Protectional Technology	06/24/21	M	0.49%	Credit Suisse International	24 USD	1
Anji Microelectronics Technology (Shanghai) Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,710 USD	359
ANSYS, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	716,437 USD	21,759
Anthem, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	58,996 USD	184
Aofu Environmental Technology Co. ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	113,045 USD	(4,336)
Aofu Environmental Technology Co. ltd.	06/24/21	M	0.49%	Credit Suisse International	87,907 USD	(3,374)
Aoshikang Technology Co., Ltd.	05/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	189,989 USD	3,033
Aoshikang Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	143,956 USD	2,017
Apellis Pharmaceuticals, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	43,018 USD	1,096
Apeloa Pharmaceutical Co. Ltd.	07/02/21	M	0.00%	Credit Suisse International	111,775 USD	(1,664)
Apeloa Pharmaceutical Co. Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	134,010 USD	(2,059)
Appian Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	54,720 USD	1,344
Apple, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,403,603 USD	185,899
Applovin Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	127,580 USD	(8,135)
Appotronics Corporation Ltd.	05/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	891 USD	10
Appotronics Corporation Ltd.	06/24/21	M	0.49%	Credit Suisse International	173 USD	2
Aptargroup, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,610,717 USD	(8,734)
Archer-Daniels-Midland Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,213,372 USD	(2,160)
Arcsoft Corp. Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,221 USD	12,226

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Arcsoft Corp. Ltd.	06/25/21	M	0.49%	Credit Suisse International	$ 48,794 USD	$8,695
Arcvideo Tech	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	124,144 USD	(4,796)
Arcvideo Tech	07/02/21	M	0.49%	Credit Suisse International	93,768 USD	(3,662)
Arena Pharmaceuticals, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	362,450 USD	3,852
Arrow Electronics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	19,321 USD	258
Arthur J Gallagher & Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,498,342 USD	11,425
Artisan Partners Asset Management, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	729,112 USD	15,452
Arvinas, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	26,977 USD	(720)
Asbury Automotive Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	732,963 USD	46,770
Asia Cuanon Technology Shanghai Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	784 USD	(18)
Asia Pacific Wire & Cable Corp. Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	218,178 USD	(3,918)
Asia Pacific Wire & Cable Corp. Ltd.	11/30/99	M	0.49%	Credit Suisse International	165,747 USD	(3,178)
Aspen Technology, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,034,648 USD	(29,674)
Associated Banc-Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	186,549 USD	(1,963)
Asymchem Laboratories Tianjin Co., Ltd.	03/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	30,117 USD	(1,285)
Asymchem Laboratories Tianjin Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	24,105 USD	(1,039)
Athene Holding Ltd.	06/05/23	M	0.35%	Goldman Sachs International	29,401,880 USD	1,773,535
Atkore, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	451,683 USD	3,498
Atlas Air Worldwide Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	227,526 USD	1,324
Atlassian Corp plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,796,449 USD	(124,378)
Atmos Energy Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	169,239 USD	(3,546)
AtriCure, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	401,115 USD	15,605
Aupu Home Style Corp., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,618 USD	(219)
Aupu Home Style Corp., Ltd.	11/30/99	M	0.49%	Credit Suisse International	8,652 USD	(195)
Autel Intelligent Technology Corp., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	139,813 USD	(3,810)
Autel Intelligent Technology Corp., Ltd.	07/02/21	M	0.49%	Credit Suisse International	127,294 USD	(3,367)
Autobio Diagnostics Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	265,909 USD	(5,933)
Autobio Diagnostics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	200,002 USD	(4,404)
Autonation, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	32,589 USD	690
Avantor, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	17,399 USD	143
Avcon Information Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	28,333 USD	124
Avcon Information Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	20,970 USD	83
Avery Dennison Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	769,680 USD	3,583
Avic Jonhon Optronic Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	265,025 USD	4,023
Avic Jonhon Optronic Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	203,233 USD	3,445
Avnet, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	969,296 USD	17,273
Axalta Coating Systems Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,432,041 USD	(11,451)
AZEK Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,662,923 USD	65,963
B-Soft Co., Ltd.	04/28/23	M	0.48%	SAC CA BONU -	41,598 USD	(650)
B-Soft Co., Ltd.	07/01/21	M	0.49%	SAC CA BONU -	32,540 USD	(882)
Bafang Electric (Suzhou) Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	266,279 USD	(10,197)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bafang Electric (Suzhou) Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	$ 202,194 USD	$(8,303)
Baker Hughes Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	156,465 USD	(3,373)
Balance Medical	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,987 USD	871
Ball Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,942,588 USD	52,266
BancorpSouth Bank	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	48,702 USD	(144)
Bandwidth, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	150,438 USD	11,066
Bank Of Beijing Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	141,949 USD	(705)
Bank Of Beijing Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	104,941 USD	(479)
Bank of Changsha Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,939 USD	(34)
Bank of Changsha Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	12,083 USD	(184)
Bank of Chengdu Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	184,112 USD	(4,198)
Bank of Chengdu Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	128,184 USD	(1,959)
Bank of Hangzhou Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	165,873 USD	1,454
Bank of Hangzhou Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	155,186 USD	1,412
Bank of Jiangsu Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	116,925 USD	100
Bank of Jiangsu Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	97,732 USD	63
Bank of Nanjing Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	340,495 USD	10,202
Bank of Nanjing Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	251,285 USD	8,051
Bank Of Nova Sco.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	186,787 USD	1,005
BankUnited, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	148,267 USD	(3,121)
Baoshan Iron + Steel Co.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	877,225 USD	7,006
Baoshan Iron + Steel Co.	07/02/21	M	0.00%	Credit Suisse International	649,557 USD	4,899
Barrick Gold Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,123,684 USD	(12,918)
Baxter International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,056,916 USD	(50,270)
Befar Group Co., Ltd.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	167,845 USD	35,247
Befar Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	125,867 USD	27,523
Beh-Property Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	10,907 USD	(206)
Beh-Property Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	8,201 USD	(162)
Beijing Aosaikang Pharmaceutical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	81 USD	3
Beijing Baolande Software Corp.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	62,646 USD	343
Beijing Baolande Software Corp.	06/24/21	M	0.49%	Credit Suisse International	45,838 USD	130
Beijing Bashi Media Co., Ltd.	03/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	18,761 USD	(21)
Beijing Bashi Media Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	13,297 USD	(5)
Beijing Bayi Space LCD Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,016 USD	(20)
Beijing Bohui Science & Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	12,886 USD	51
Beijing Bohui Science & Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	9,226 USD	35
Beijing Capital Development Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,835 USD	19
Beijing Capital Development Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	3,384 USD	(4)
Beijing Century Real Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,174 USD	147
Beijing Century Real Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,362 USD	78
Beijing Compass Technology Development Co., Ltd	06/25/21	M	0.49%	Credit Suisse International	401 USD	47

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Compass Technology Development Co., Ltd	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	$18,882 USD	$2,026
Beijing Dalong Weiye Real Estate Development Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,812 USD	56
Beijing Dalong Weiye Real Estate Development Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	5,984 USD	42
Beijing Enlight Media Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	172 USD	(5)
Beijing Haohua Energy Resource Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	18,654 USD	(24)
Beijing Haohua Energy Resource Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	12,503 USD	(16)
Beijing Hotgen Biotech Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,188 USD	240
Beijing Hotgen Biotech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,134 USD	124
Beijing Inhand Networks Technology Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	26,673 USD	(200)
Beijing Inhand Networks Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	20,260 USD	(192)
Beijing Kingsoft office Software Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,326 USD	2,230
Beijing Kingsoft office Software Inc.	06/24/21	M	0.49%	Credit Suisse International	247 USD	(2)
Beijing Kingsoft office Software Inc.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	323,753 USD	(2,240)
Beijing Kingsoft office Software Inc.	11/30/99	M	0.49%	Credit Suisse International	295,202 USD	(2,040)
Beijing LongRuan Technologies Inc.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	94,336 USD	(3,495)
Beijing LongRuan Technologies Inc.	07/02/21	M	0.00%	Credit Suisse International	71,319 USD	(2,560)
Beijing New Building Materrial Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	221,203 USD	(14,671)
Beijing New Building Materrial Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	173,328 USD	(11,747)
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	01/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	35,408 USD	(1,162)
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32,184 USD	(1,362)
Beijing Piesat Information Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	36,993 USD	325
Beijing Piesat Information Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	31,604 USD	295
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	847 USD	47
Beijing Sanyuan Foods Co., Ltd.	05/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	24,304 USD	(309)
Beijing Sanyuan Foods Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	18,436 USD	(223)
Beijing Seeyon Internet Software Corp.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	64,627 USD	(257)
Beijing Seeyon Internet Software Corp.	06/24/21	M	0.49%	Credit Suisse International	47,823 USD	(373)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Shougang Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 36,969 USD	$1,040
Beijing Shougang Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	27,676 USD	418
Beijing StarNeto Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	52,523 USD	563
Beijing StarNeto Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	39,136 USD	429
Beijing SuperMap Software Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	214 USD	(28)
Beijing Tianyishangjia New Material Corp. Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	27,757 USD	1,753
Beijing Tianyishangjia New Material Corp. Ltd.	06/24/21	M	0.49%	Credit Suisse International	20,399 USD	1,309
Beijing Traffic Control Technology Co., Ltd.	03/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	426 USD	19
Beijing Traffic Control Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	727 USD	32
Beijing Tricolor Technology Co., Ltd.	03/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	272 USD	(8)
Beijing Tricolor Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	202 USD	(4)
Beijing Ultrapower Software Co., Ltd.	02/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	8 USD	—
Beijing United Information Technology Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,004 USD	17
Beijing Urban Construction Group Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,054 USD	(2,526)
Beijing Urban Construction Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	48,812 USD	(1,789)
Beijing Worldia Diamond Tools Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	219,259 USD	3,757
Beijing Worldia Diamond Tools Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	164,252 USD	2,668
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	02/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	175,866 USD	5,083
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	146,478 USD	3,982
Beijing Zuojiang Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	24,631 USD	812
Beijing Zuojiang Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	22,392 USD	736
Beijing Zuojiang Technology Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	404 USD	20
Beiqi Foton Motor Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	3,701 USD	(70)
Bengang Steel Plates Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	92,659 USD	7,085
Bengang Steel Plates Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	90,900 USD	6,914
Bengang Steel Plates Co., Ltd.	06/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	140,097 USD	10,127
Bengang Steel Plates Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	84,281 USD	5,953
Berkshire Hathaway, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,888,640 USD	4,551

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Berry Genomics Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 20,393 USD	$64
Berry Genomics Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	11,146 USD	12
Bestsun Energy Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	6,955 USD	(47)
Bestsun Energy Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	5,291 USD	(37)
Betta Pharmaceuticals Co., Ltd.	03/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	32 USD	2
Betta Pharmaceuticals Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32 USD	2
Beyond Meat, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,974,080 USD	205,958
Biem.L.Fdlkk Garment	04/04/23	M	0.48%	JPMorgan Chase Bank, N.A.	104,705 USD	5,394
Biem.L.Fdlkk Garment	06/24/21	M	0.49%	Credit Suisse International	80,279 USD	4,078
Big Lots, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	89,867 USD	963
Bill.com Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	31,584 USD	(626)
Bio-Thera Solutions Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	78,268 USD	(4,374)
Bio-Thera Solutions Ltd.	06/24/21	M	0.49%	Credit Suisse International	59,438 USD	(3,152)
Biogen, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,206,167 USD	(564,390)
Black Hills Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,985 USD	(16)
BlackBerry Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,408,384 USD	(63,817)
Blackline, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,050,556 USD	20,307
Bloomage Biotechnology Corp. Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,399 USD	256
Bloomage Biotechnology Corp. Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,520 USD	114
Blue Sail Medical Co., Ltd.	02/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	257,370 USD	6,113
Blue Sail Medical Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	196,375 USD	4,153
Bluebird Bio, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	207,392 USD	(833)
Blueprint Medicines Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	938,919 USD	59,515
Boe Technology Group Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	231,660 USD	212
Boe Technology Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	170,180 USD	947
Bohai Leasing Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	6,473 USD	(106)
Boise Cascade Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	547,349 USD	11,178
Bomin Electronics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32 USD	1
Booking Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,811,594 USD	(177,305)
Boot Barn Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	250,258 USD	4,918
Booz Allen Hamilton Holding Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	84,739 USD	(155)
Boston Beer Co., Inc. (The)	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,775,815 USD	97,737
Brightgene Bio Medical Technology Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	38,261 USD	(2,025)
Brightgene Bio Medical Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	26,544 USD	(1,742)
Bristol-Myers Squibb Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,426,131 USD	117,179
Broadcom, Inc.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,637 USD	(248)
Broadcom, Inc.	11/30/99	M	0.49%	Credit Suisse International	4,851 USD	(19)
Broadex Technologies Co., Ltd.	01/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	220 USD	1
Broadridge Financial Solutions, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,085,418 USD	10,919
Brooks Automation, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	385,072 USD	6,243
Bros Eastern Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	234,384 USD	854
Bros Eastern Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	174,307 USD	(131)
Bruker Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	28,285 USD	891
Brunswick Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	37,094 USD	363
Btg Hotels Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	29 USD	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Btg Hotels Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$ 125 USD	$1
Builders FirstSource, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	694,470 USD	(23,727)
Bunge Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	256,421 USD	(5,794)
Burlington Stores, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	445,526 USD	16,208
Butterfly Network, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	249,083 USD	(4,559)
By Health Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	81,684 USD	(6,326)
By Health Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	34,921 USD	(2,843)
Bybon Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	26,236 USD	189
Bybon Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	19,383 USD	134
C&S Paper Co., Ltd.	03/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	17,828 USD	(346)
C&S Paper Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	13,155 USD	(364)
C.H. Robinson Worldwide, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,343,280 USD	(16,892)
C3.ai, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	50,827 USD	4,074
Cabio	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	180 USD	12
Cabio	06/24/21	M	0.49%	Credit Suisse International	393 USD	26
Cabot Oil & Gas Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	108,627 USD	10,433
Calix, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	26,446 USD	2,007
Camel Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	182,649 USD	7,515
Camel Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	137,900 USD	5,708
Canadian National Railway, Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	29,131 USD	(219)
Canoo, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,824 USD	289
Canopy Growth Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	51,435 USD	1,737
Capri Holdings Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	625,993 USD	29,233
CareDx, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,319,126 USD	(4,167)
Carter’s, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	97,455 USD	969
Casey’s General Stores, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,000,416 USD	(28,981)
Catalent, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,398,077 USD	(18,682)
Caterpillar, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	557,603 USD	6,494
CCCG Real Estate Corp, Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	3,788 USD	15
CCCG Real Estate Corp, Ltd.	11/30/99	M	0.00%	Credit Suisse International	3,302 USD	13
CDW Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,028,096 USD	58,622
Celanese Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,725,012 USD	38,702
Cenovus Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	226,280 USD	(7,108)
CenterPoint Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	20,722 USD	(297)
Centre Testing International Group Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	23,031 USD	(335)
Cerence, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	414,811 USD	(16,463)
CF Industries Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	33,543 USD	1,751
ChampionX Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	27,534 USD	(781)
Changchun Faway Autombile Components Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	88 USD	7
Changchunjingkai (Group) Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,396 USD	(1,465)
Changchunjingkai (Group) Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	10,156 USD	(1,036)
Change Healthcare, Inc.	01/19/23	M	0.60%	JPMorgan Chase Bank, N.A.	8,588,823 USD	(11,169)
Change Healthcare, Inc.	01/10/23	M	0.35%	Goldman Sachs International	15,695,190 USD	(20,410)
Change Healthcare, Inc.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	114,851 USD	501
Change Healthcare, Inc.	06/24/21	M	0.49%	Credit Suisse International	82,774 USD	435
Change Healthcare, Inc.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,429 USD	(90)
Change Healthcare, Inc.	06/24/21	M	0.49%	Credit Suisse International	5,459 USD	(51)
Changhong Meiling Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	22 USD	(1)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Changjiang Securities Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 125,354 USD	$1,188
Changjiang Securities Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	92,869 USD	819
Changzhou Tenglong Auto Parts Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	16,253 USD	(138)
Changzhou Tenglong Auto Parts Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	12,049 USD	(98)
Changzhou Xingyu Automotive	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	424,452 USD	(6,335)
Changzhou Xingyu Automotive	07/02/21	M	0.49%	Credit Suisse International	327,056 USD	(5,669)
Chaozhou Three Circle Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	45,119 USD	4,120
Chaozhou Three Circle Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	31,056 USD	3,083
ChargePoint Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	19,799 USD	1,948
Charles Schwab Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,485,336 USD	(18,269)
Chart Industries, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	670,891 USD	43,443
Check Point Software Technologies, Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	587,978 USD	(2,566)
Chegg, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,070,254 USD	117,762
Chengdu ALD Aviation Manufacturing Corp.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,490 USD	(138)
Chengdu ALD Aviation Manufacturing Corp.	06/24/21	M	0.09%	Credit Suisse International	1,562 USD	(144)
Chengdu Fusen Noble House Industrial Co., Ltd.	03/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	761 USD	(15)
Chengdu Fusen Noble House Industrial Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	378 USD	(4)
Chengdu Haoneng Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	12 USD	—
Chengdu Kanghua Biological Products Co., Ltd.	06/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,353 USD	(193)
Chengdu Kanghua Biological Products Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4,355 USD	(195)
Chengdu Leejun Industrial Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	48,390 USD	(864)
Chengdu Leejun Industrial Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	37,913 USD	(679)
Chengdu Xiling Power Science & Technology Incorp., Co.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	31,161 USD	389
Chengdu Xiling Power Science & Technology Incorp., Co.	11/30/99	M	0.49%	Credit Suisse International	30,133 USD	399
Chengdu Yunda Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	26,600 USD	(1,587)
Chengdu Yunda Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	19,706 USD	(1,187)
Chenguang Biotech Group Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	106 USD	10
Chevron Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,630,122 USD	(93,555)
Chewy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,262,934 USD	4,933
China Aluminum International Engineering Corp., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,011 USD	(235)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Aluminum International Engineering Corp., Ltd.	07/02/21	M	0.49%	Credit Suisse International	$ 10,399 USD	$(201)
China Coal Energy Co., Ltd.	04/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	177,904 USD	(6,055)
China Coal Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	131,331 USD	(424)
China Coal Xinji Energy Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	335,669 USD	26,079
China Coal Xinji Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	250,783 USD	30,469
China Construction Bank	06/24/21	M	0.49%	Credit Suisse International	77 USD	—
China Fortune Land Development Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	193,057 USD	(129)
China Fortune Land Development Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	143,635 USD	(500)
China Haisum Engineering Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	692 USD	(25)
China International Marine Containers Group Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	269,315 USD	14,297
China International Marine Containers Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	197,725 USD	12,170
China Jo-Jo Drugstores, Inc.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	188 USD	(15)
China Jushi Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	396,965 USD	30,734
China Jushi Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	293,982 USD	25,174
China Kings Resources Group Co., Ltd.	07/01/21	M	0.49%	Credit Suisse International	79 USD	(1)
China Life Insurance Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	521 USD	3
China Life Insurance Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	522 USD	3
China Marine Information Electronics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	378 USD	(19)
China Merchants Bank Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	92,449 USD	643
China Merchants Bank Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	68,806 USD	804
China Merchants Property Development Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,776 USD	(318)
China Merchants Property Development Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	7,627 USD	(980)
China Merchants Securities Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	262,888 USD	2,802
China Merchants Securities Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	177,627 USD	1,933
China Oilfield Services Ltd.	03/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	224 USD	(2)
China Oilfield Services Ltd.	06/24/21	M	0.49%	Credit Suisse International	224 USD	(2)
China Petroleum & Chemical Corp.	06/24/21	M	0.49%	Credit Suisse International	29,476 USD	551
China Quanjude Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	24,467 USD	(23)
China Quanjude Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	18,155 USD	(24)
China Railway Prefabricated Construction Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	159 USD	7

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Resources Microelectronics Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 2,368 USD	$(44)
China Resources Microelectronics Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,743 USD	46
China Science Publishing & Media Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,048 USD	(258)
China Science Publishing & Media Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,357 USD	(187)
China Shenhua Energy Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	46,435 USD	88
China Shenhua Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	29,145 USD	158
China South Publishing & Media Group Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,046 USD	(224)
China South Publishing & Media Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,881 USD	(151)
China Tourism Group Duty Free Corp.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,665 USD	782
China Tourism Group Duty Free Corp.	06/24/21	M	0.49%	Credit Suisse International	8,708 USD	581
China Tungsten and Hightech Materials Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	866 USD	107
China Tungsten and Hightech Materials Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,212 USD	200
China Zhenhua Group Scienc & Technology Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	549,459 USD	9,905
China Zhenhua Group Scienc & Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	407,107 USD	6,374
Chinalin Securities Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	105,441 USD	3,426
Chinalin Securities Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	105,815 USD	2,838
CHISON Medical Technologies Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,186 USD	(414)
CHISON Medical Technologies Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	6,782 USD	(267)
Chongqing Brewery Co., Ltd.	02/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	156,126 USD	422
Chongqing Brewery Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	134,578 USD	218
Chongqing Chuanyi Automation Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	31,189 USD	1,059
Chongqing Chuanyi Automation Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	22,296 USD	1,348
Chongqing Department Store Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,668 USD	155
Chongqing Department Store Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	1,224 USD	50
Chongqing Dima Industry Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,634 USD	—
Chongqing Dima Industry Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	3,100 USD	(34)
Chongqing Fuling Electric Power Industrial Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	178 USD	—
Chongqing Fuling Electric Power Industrial Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	40 USD	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Fuling Zhacai Group Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 239,944 USD	$6,015
Chongqing Fuling Zhacai Group Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	178,161 USD	4,268
Chongqing New Dazheng Property Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,258 USD	(104)
Chongqing New Dazheng Property Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	10,863 USD	(79)
Chongqing Rural Commercial Bank Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,516 USD	(255)
Chongqing Rural Commercial Bank Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,586 USD	(94)
Chongqing Three Gorges Bank Co., Ltd.	03/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	26 USD	—
Chongqing Zongshen General Power Machine Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	53,809 USD	38
Chongqing Zongshen General Power Machine Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	40,928 USD	(49)
Chow Tai Seng Jewellery Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	200 USD	30
Chubb Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	242,974 USD	1,317
Church & Dwight Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,364,991 USD	68,579
Churchill Downs, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	130,746 USD	(92)
Ciena Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,426,722 USD	(5,496)
Cigna Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,952,171 USD	58,463
Cincinnati Financial, Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	172,748 USD	(850)
Cinda Real Estate Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,253 USD	(22)
Cinda Real Estate Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	326 USD	(3)
Cineplex, Inc.	12/20/21	M	0.66%	Goldman Sachs International	1,954,865 CAD	(106,582)
Cineplex, Inc.	03/07/22	M	0.96%	JPMorgan Chase Bank, N.A.	923,340 CAD	(50,342)
Cit Group, Inc.	10/19/22	M	0.60%	JPMorgan Chase Bank, N.A.	1,419,951 USD	(27,795)
CITIC Press Corp.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	12,660 USD	(141)
CITIC Press Corp.	07/02/21	M	0.00%	Credit Suisse International	11,502 USD	(120)
Citizens Financial Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	22,705 USD	185
Citrix Systems, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,870,617 USD	22,003
Citychamp Dartong Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	13 USD	—
Clean Harbors, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	64,265 USD	2,610
Clenergy Xiamen Technology Co., Ltd.	07/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,859 USD	161
Clenergy Xiamen Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	5,946 USD	138
Cleveland-Cliffs, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,088,871 USD	36,000
CMC Materials, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	308,523 USD	2,605
CME Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,351,530 USD	(11,859)
Cngr Advanced Material Co.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,285 USD	238
Cngr Advanced Material Co.	06/24/21	M	0.49%	Credit Suisse International	2,286 USD	237
CNO Financial Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	109,779 USD	1,282

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CNX Resources Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$ 12,968 USD	$10
Coca-Cola Co/The	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,541,183 USD	(29,308)
Coca-Cola Europacific Partners plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,078,646 USD	10,884
CoCreation Grass Co., Ltd.	04/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,275 USD	37
CoCreation Grass Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,276 USD	36
Cognizant Technology Solutions Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,891,593 USD	(30,465)
Coherent, Inc.	01/23/23	M	0.60%	JPMorgan Chase Bank, N.A.	28,431,571 USD	201,473
Colfax Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	268 USD	7
Colgate-Palmolive Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	264,051 USD	825
Columbia Sportswear, Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,260,496 USD	(18,799)
Comerica, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	189,423 USD	912
Commerce Bancshares, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	396,746 USD	6,325
ConAgra Foods, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	13,828 USD	179
CONMED Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	282,102 USD	591
Consolidated Edison, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,307,194 USD	(28,498)
Constant Contact Inc	06/06/23	M	0.60%	JPMorgan Chase Bank, N.A.	11,398,813 USD	—
Contemporary Amperex Technology Co.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	42,169 USD	7,492
Contemporary Amperex Technology Co.	06/24/21	M	0.49%	Credit Suisse International	41,948 USD	7,713
Copa Holdings S.A.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	185,981 USD	(3,005)
Core-Mark Holding Co., Inc.	05/22/23	M	0.60%	JPMorgan Chase Bank, N.A.	14,371,250 USD	(60,410)
Corning, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,109,322 USD	157,529
Corteva, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,566,492 USD	98,818
Cosco Shipping Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	26,410 USD	3,367
Cosco Shipping Holdings Co., Ltd.	03/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	33,895 USD	4,390
CoStar Group, Inc.	05/23/23	M	0.30%	SAC CA SPLI -	2,228,308 USD	(27,780)
Coupang, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	412,631 USD	40,990
Cracker Barrel Old Country Store, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,905,681 USD	27,862
Crane Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	217,074 USD	4,984
Crowdstrike Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,143,697 USD	(7,097)
Crown Castle International Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,156,019 USD	(14,684)
Crown Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	965,221 USD	23,559
CSC Financial Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	232,239 USD	1,245
CSC Financial Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	177,953 USD	1,051
CSG Holding Co., Ltd.	04/25/23	M	0.48%	JPMorgan Chase Bank, N.A.	191,170 USD	10,699
CSG Holding Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	139,433 USD	11,439
CSX Corp.	05/23/23	M	0.30%	SAC CA STOC -	7,562,985 USD	54,122
CTS International Logistic Corp. Ltd.	03/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,621 USD	24
CTS International Logistic Corp. Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,862 USD	14
Cullen/Frost Bankers, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	45,293 USD	(45)
Cultural Investment Holdings Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	470 USD	(1)
Cultural Investment Holdings Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	376 USD	(1)
Cummins, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,645,992 USD	45,806
Curtiss-Wright Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	250,070 USD	(4,237)
CVS Health Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,413,704 USD	(30,184)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dalian Insulator Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 107,353 USD	$2,198
Dalian Insulator Group Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	82,082 USD	1,745
Dana, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	50,612 USD	757
Darden Restaurants, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	69,250 USD	6,519
Dashang Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,662 USD	(204)
Dashang Group Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	12,060 USD	(172)
DaShenLin Pharmaceutical Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	106,677 USD	(683)
DaShenLin Pharmaceutical Group Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	78,219 USD	(543)
Datadog, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	120,705 USD	(3,407)
Dazzle Fashion Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	40 USD	6
Dazzle Fashion Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	66 USD	11
Dehua Tb New Decoration Material	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	36 USD	—
Dell Technologies Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	224,023 USD	(64)
DENTSPLY SIRONA, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,138,293 USD	(2,966)
Deutsche Alt-A Securities Mortgage Loan Trust	05/29/23	M	0.05%	JPMorgan Chase Bank, N.A.	22,723,252 EUR	(31,306)
Devon Energy Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,431,085 USD	70,781
Dialog Semiconductor PLC	02/10/23	M	0.15%	Goldman Sachs International	21,911,199 EUR	191,625
Diamondback Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	427,654 USD	10,343
Digital China Group Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,287 USD	433
Digital China Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,692 USD	352
Digital Turbine, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	645,981 USD	79,269
Doctorglasses Chain Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	54,698 USD	2,452
Doctorglasses Chain Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	41,665 USD	1,858
Dominion Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,729,294 USD	(206,578)
Domtar Corp.	05/15/23	M	0.60%	JPMorgan Chase Bank, N.A.	21,611,615 USD	404,592
Donaldson Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	53,680 USD	1,210
Dong Yi Ri Sheng Home Decoration Group Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,880 USD	966
Dong Yi Ri Sheng Home Decoration Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,271 USD	662
DongFeng Automobile Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	167,814 USD	(1,962)
DongFeng Automobile Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	110,581 USD	(1,444)
Dongguan Development (Holdings) Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	69 USD	5
Dongguan Winnerway Industrial Zone Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	41,188 USD	(695)
Dongguan Winnerway Industrial Zone Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	32,969 USD	(633)
Dow, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,781,121 USD	6,363
DR Horton, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	426,461 USD	2,615
DTE Energy Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,621,949 USD	(154,916)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dun & Bradstreet Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$1,012,582 USD	$9,566
Eagle Materials, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	518,290 USD	5,527
East Money Information Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	22,812 USD	531
East Money Information Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	24,282 USD	585
East West Bancorp, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	193,182 USD	6,116
Eastern Pioneer Driving School Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	111 USD	8
Eastman Chemical Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	996,865 USD	(2,389)
Ecolab, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,537,437 USD	(129,726)
Ecovacs Robotics Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	384,715 USD	31,773
Ecovacs Robotics Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	293,637 USD	27,580
Editas Medicine, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	192,630 USD	103,370
Elanco Animal Health, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,089,772 USD	(13,653)
Elastic Nv	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,303,241 USD	3,206
Electric Connector Technology Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	196 USD	27
Eli Lilly & Company Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,706,798 USD	144,795
Elion Energy Co, Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	21,435 USD	575
Elion Energy Co, Ltd.	11/30/99	M	0.49%	Credit Suisse International	14,403 USD	566
EmbedWay Technologies Shanghai Corp.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,193 USD	108
EmbedWay Technologies Shanghai Corp.	11/30/99	M	0.00%	Credit Suisse International	8,451 USD	75
Emergent BioSolutions, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	197,015 USD	6,128
Enbridge, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	145,529 USD	937
Encompass Health Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	804,440 USD	(22,891)
Enn Natural Gas Co., Ltd.	05/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	190,934 USD	191
Enn Natural Gas Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	141,072 USD	1,506
Enphase Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,211,397 USD	43,347
Ensign Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	312,042 USD	8,377
Entegris, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	42,880 USD	1,758
Entergy Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	403,746 USD	(8,635)
Envestnet, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	830,180 USD	(21,740)
Envista Holdings Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	662,231 USD	(2,458)
EOG Resources, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	374,501 USD	(7,031)
Epoxy Base Electronic Material Corp., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	187,814 USD	8,879
Epoxy Base Electronic Material Corp., Ltd.	11/30/99	M	0.49%	Credit Suisse International	141,701 USD	6,897
Equitable Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,854,523 USD	8,895
Equity Commonwealth	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,101,350 USD	(62,232)
Espressif Systems Shanghai Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	141,068 USD	14,125
Espressif Systems Shanghai Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	122,233 USD	12,260
Essent Group Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	271,516 USD	(5,907)
Etsy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,147,367 USD	235,466
Euronet Worldwide, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	26,903 USD	(104)
Euskaltel SA	03/31/23	M	0.05%	JPMorgan Chase Bank, N.A.	17,113,387 EUR	74,195
Evergy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	274,306 USD	(3,881)
Eversource Energy	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	522,546 USD	1,421
Exact Sciences Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	175,022 USD	(4,593)
Exelixis, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	71,813 USD	1,067
eXp World Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	235,930 USD	22,899
Expedia Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	946,536 USD	(6,514)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Exxon Mobil Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$7,091 USD	$(152)
F.N.B. Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	19,272 USD	—
FactSet Research Systems, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	49,780 USD	897
Fair Isaac Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	42,381 USD	347
Fangda Special Steel Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	16 USD	(1)
Far East Smarter Energy Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	156,576 USD	4,812
Far East Smarter Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	112,010 USD	3,331
Farfetch Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	170,551 USD	170
Fate Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	525,798 USD	31,394
Faw Jiefang Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	43 USD	1
FedEx Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,458,126 USD	173,155
Ferro Corp.	05/15/23	M	0.60%	JPMorgan Chase Bank, N.A.	21,846,470 USD	91,535
Fibocom Wireless, Inc.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	24,614 USD	2,055
Fibocom Wireless, Inc.	06/24/21	M	0.49%	Credit Suisse International	19,277 USD	1,611
Fidelity National Financial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	47,503 USD	(1,132)
Fidelity National Information Services, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,645,504 USD	(202,871)
Fifth Third Bancorp	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,718,274 USD	20,006
Financial Street Holdings Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	107 USD	(2)
Financial Street Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	107 USD	(2)
First Horizon Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	404,881 USD	2,357
First Majestic Silver Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	209,430 USD	5,270
First Republic Bank	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,005 USD	48
Fiserv, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,581,553 USD	(111,225)
Fisker, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	135,510 USD	13,698
Five Below, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	87,827 USD	2,236
Five9, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,687,728 USD	(7,667)
Fiverr International Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	566,912 USD	36,161
FIYTA Precision Technology Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	227,645 USD	4,805
FIYTA Precision Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	175,809 USD	3,430
Flagstar Bancorp, Inc.	04/28/23	M	0.60%	JPMorgan Chase Bank, N.A.	96,731 USD	(3,230)
Flat Glass Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	225,918 USD	12,065
Flat Glass Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	162,995 USD	8,916
FleetCor Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,651,462 USD	(57,661)
Floor & Decor Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	877,208 USD	73,775
FMC Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	523,907 USD	(10,498)
Focus Media Information Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	747,748 USD	36,631
Focus Media Information Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	556,109 USD	32,976
Focused Photonics (Hangzhou), Inc.	06/24/21	M	0.49%	Credit Suisse International	43 USD	2
Fortive Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,612,377 USD	3,917
Fortune Brands Home & Security, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,278 USD	101
Foshan Golden Milky Way Intelligent Equipment Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	28,297 USD	(315)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Foshan Golden Milky Way Intelligent Equipment Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	$25,701 USD	$(296)
Foshan Haitian Flavouring & Food Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,242 USD	(4)
Foshan Haitian Flavouring & Food Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,349 USD	128
Franco-Nevada Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	850,524 USD	1,182
Freedom Holding Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	629,855 USD	32,004
Freshpet, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,353,645 USD	9,927
FTI Consulting, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	380,117 USD	1,982
Fujian Expressway Development Co, Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	22 USD	—
Fujian Forecam Optics Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	13,243 USD	119
Fujian Forecam Optics Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	16,873 USD	98
Fujian Ideal Jewellery Industrial Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	126 USD	—
Fujian Sanmu Group, Co.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,549 USD	(231)
Fujian Sanmu Group, Co.	06/25/21	M	0.49%	Credit Suisse International	4,846 USD	(176)
Fujian Septwolves Industry Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	31,923 USD	545
Fujian Septwolves Industry Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	23,918 USD	407
Fujian Star-Net Communication Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	137,382 USD	(918)
Fujian Star-Net Communication Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	102,565 USD	(465)
Fujian Sunner Development Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,888 USD	(192)
Fujian Sunner Development Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,734 USD	(147)
Fujian Supertech Advanced Material Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	64 USD	(1)
Fujian Supertech Advanced Material Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	809 USD	(21)
Fujian Torch Electron Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	598,090 USD	14,915
Fujian Torch Electron Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	454,172 USD	11,746
Fujian Yongfu Power Engineering Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	66,462 USD	4,844
Fujian Yongfu Power Engineering Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	54,441 USD	3,962
Fujian Yuanli Active Carbon Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	8,157 USD	188
Fujian Yuanli Active Carbon Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,426 USD	183
Fulgent Genetics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	115,241 USD	19,692
Fushun Special Steel Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,372 USD	(24)
G-bits Network Technology (Xiamen) Co., Ltd.	04/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	422,129 USD	(12,004)
G-bits Network Technology (Xiamen) Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	314,154 USD	(10,661)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gamesys Group PLC	04/19/23	M	0.60%	CHASUS33 HU -	$4,861,911 GBP	$(36,276)
Gaming and Leisure Properties, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,329,904 USD	(5,144)
Ganso Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	12,933 USD	(255)
Ganso Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	9,633 USD	(192)
Gansu Jiu Steel Group Hongxing Iron & Steel Co, Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,392 USD	(27)
Gap, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	722,890 USD	20,944
GCL Energy Technology Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	290 USD	(11)
GD Power Development Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	73,916 USD	(55)
GD Power Development Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	56,712 USD	(37)
Gem Year Industrial Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	120,756 USD	(1,688)
Gem Year Industrial Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	91,981 USD	(1,283)
General Dynamics Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	377,531 USD	2,378
General Mills, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,963,459 USD	28,099
Genius Sports Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	38,768 USD	1,287
Genpact Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	506,993 USD	960
Gentex Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	775,210 USD	15,046
Georgian Government Bonds	09/22/21	M	0.00%	Credit Suisse International	19,496,205 USD	1,002,221
Geron Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	20,507 USD	(454)
Geron Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	16,321 USD	(356)
GFL Environmental ,Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	708,588 USD	18,039
Giant Network Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	193 USD	(18)
Giantec Semiconductor, Inc.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	404 USD	(2)
Giantec Semiconductor, Inc.	11/30/99	M	0.49%	Credit Suisse International	766 USD	(8)
Gifore Agricultural Science & Technology Service Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	27,771 USD	46
Gifore Agricultural Science & Technology Service Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	20,547 USD	23
Gigadevice Semiconductor, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	386,108 USD	42,883
Gigadevice Semiconductor, Inc.	06/25/21	M	0.49%	Credit Suisse International	264,100 USD	38,101
Glarun Technology Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	55,726 USD	148
Glarun Technology Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	47,445 USD	134
Glaukos Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	287,502 USD	3,889
Global Blood Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	400,053 USD	6,179
Global Payments, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,706,572 USD	(240,229)
Globant SA	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	546,442 USD	(19,095)
Goertek, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	33,512 USD	223
Goertek, Inc.	06/24/21	M	0.49%	Credit Suisse International	24,866 USD	270
GoldenHome Living Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	33,656 USD	(2,066)
GoldenHome Living Co., Ltd.	07/02/21	M	0.09%	Credit Suisse International	24,538 USD	(1,510)
Goldenmax International Technology Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	104,446 USD	5,002

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Goldenmax International Technology Ltd.	06/24/21	M	0.49%	Credit Suisse International	$75,126 USD	$5,654
Goldman Sachs Fusion Swap	06/23/21	M	0.00%	Goldman Sachs International	315,231,399 USD	1,213,704
Goldman Sachs Intraday Momentum ES Series 4 Excess Return Strategy	06/23/21	M	0.00%	Goldman Sachs International	8,134,146 USD	—
Goldman Sachs Intraday Momentum NQ Series 4 Excess Return Strategy	06/23/21	M	0.00%	Goldman Sachs International	42,797,184 USD	11,456
Goldman Sachs Intraday Momentum RT Series 4 Excess Return Strategy	06/23/21	M	0.00%	Goldman Sachs International	3,172,971 USD	(919)
Gongniu Group Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	184,114 USD	19,091
Gongniu Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	137,461 USD	15,724
GoodRx Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	334,266 USD	(18,170)
Graco, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	589,418 USD	24,660
Grand Canyon Education, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	81,917 USD	46
Grandjoy Holdings Group Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	19,178 USD	(513)
Grandjoy Holdings Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	14,534 USD	(327)
Gree Real Estate Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	20,624 USD	(1,690)
Gree Real Estate Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	9,657 USD	(761)
Green Dot Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	268,093 USD	(5,640)
Greenland Holdings Corp. Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	72,873 USD	(302)
Greenland Holdings Corp. Ltd.	06/30/21	M	0.49%	Credit Suisse International	53,352 USD	(214)
GreenTech Environmental Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,681 USD	6
GreenTech Environmental Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	6,412 USD	(13)
Grocery Outlet Holding Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	213,534 USD	(167)
GrowGeneration Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	259,073 USD	43,380
Gs Optimized Cn Basket Swap	12/21/21	M	10.21%	Goldman Sachs International	195,215,720 USD	3,845,745
Guangdong Baolihua New Energy Stock Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	57 USD	—
Guangdong Baolihua New Energy Stock Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	49 USD	—
Guangdong Biolight Meditech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	59 USD	(1)
Guangdong Champion Asia Electronics Co., Ltd.	06/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	187,066 USD	(6,920)
Guangdong Champion Asia Electronics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	140,727 USD	(4,659)
Guangdong Ellington Electronics Technology Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,442 USD	(4)
Guangdong Ellington Electronics Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4,279 USD	(13)
Guangdong Fenghua Advanced A	06/24/21	M	0.49%	Credit Suisse International	72 USD	8
Guangdong Guangzhou Daily Media Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	61 USD	(2)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Haid Group Co Co., Ltd.	03/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	$32,828 USD	$2,532
Guangdong Haid Group Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	22,299 USD	1,709
Guangdong Hoshion Aluminum Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	38,411 USD	879
Guangdong Hoshion Aluminum Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	27,187 USD	644
Guangdong Huate Gas Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	62,054 USD	2,510
Guangdong Huate Gas Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	60,370 USD	2,460
Guangdong Hybribio Biotech Co., Ltd.	06/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	176,778 USD	9,181
Guangdong Hybribio Biotech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	132,754 USD	6,690
Guangdong Jia Yuan Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,734 USD	39
Guangdong Jia Yuan Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	4,118 USD	63
Guangdong Jialong Food Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,899 USD	(72)
Guangdong Jialong Food Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	6,087 USD	(55)
Guangdong Jingyi Metal Co Co., Ltd.	05/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,238 USD	65
Guangdong Jingyi Metal Co Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	6,090 USD	40
Guangdong Kinlong Hardware Products Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	23,018 USD	1,008
Guangdong Kinlong Hardware Products Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	23,027 USD	999
Guangdong Redwall New Materials Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	55 USD	(2)
GuangDong Rifeng Electric Cable Co., Ltd.	06/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	70,972 USD	1,928
GuangDong Rifeng Electric Cable Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	53,636 USD	1,493
Guangdong Senssun Weighing Apparatus Group Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	195,469 USD	15,459
Guangdong Senssun Weighing Apparatus Group Ltd.	06/24/21	M	0.49%	Credit Suisse International	142,791 USD	14,001
Guangdong Sirio Pharma Co Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	32,001 USD	2,295
Guangdong Sirio Pharma Co Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	21,614 USD	1,690
Guangdong South New Media Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	186 USD	(5)
Guangdong South New Media Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	751 USD	(20)
Guangdong Tapai Group Co Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,782 USD	36
Guangdong Tapai Group Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,522 USD	23
Guangdong Topstrong Living Innovation & Integration Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,239 USD	169

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Topstrong Living Innovation & Integration Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$11,495 USD	$126
Guangdong Wencan Die Casting Co., Ltd.	04/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	123,453 USD	(4,506)
Guangdong Wencan Die Casting Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	94,002 USD	(3,542)
Guangdong Xianglu Tungsten Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	132 USD	4
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	19,024 USD	(1,555)
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	10,937 USD	(781)
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	133,972 USD	(9,252)
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	108,502 USD	(6,938)
Guangdong Xinhui Meida Nylon Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,745 USD	175
Guangdong Xinhui Meida Nylon Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	8,729 USD	121
Guangdong Yantang Dairy Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	15,019 USD	(215)
Guangdong Yantang Dairy Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	12,815 USD	(178)
Guangdong Zhongsheng Pharmaceutical Co.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	37 USD	1
Guangxi Liugong Machinery Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,539 USD	66
Guangxi Liugong Machinery Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,087 USD	55
Guangzhou Automobile Group Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,495 USD	109
Guangzhou Automobile Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,102 USD	100
Guangzhou Baiyun Electric Equipment Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	4,425 USD	44
Guangzhou Baiyun Electric Equipment Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	3,289 USD	31
Guangzhou Fangbang Electronics Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	17,375 USD	(109)
Guangzhou Fangbang Electronics Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	14,473 USD	(85)
Guangzhou GRG Metrology & Test Co., Ltd.	03/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	16,348 USD	(79)
Guangzhou GRG Metrology & Test Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	10,919 USD	(73)
Guangzhou Haozhi Industrial Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,140 USD	46
Guangzhou Haozhi Industrial Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	3,962 USD	(25)
Guangzhou Jet Bio-Filtration Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	37,855 USD	(545)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Jet Bio-Filtration Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	$29,685 USD	$(369)
Guangzhou Jiacheng International	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	22,654 USD	97
Guangzhou Jiacheng International	11/30/99	M	0.49%	Credit Suisse International	20,013 USD	29
Guangzhou KDT Machinery Co., Ltd.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	55,383 USD	(1,529)
Guangzhou KDT Machinery Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	42,604 USD	(1,224)
Guangzhou Kingmed Diagnostics Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	413,158 USD	26,976
Guangzhou Restaurant Group Co., Ltd.	03/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	31,982 USD	29
Guangzhou Restaurant Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	21,842 USD	(108)
Guangzhou Risong Intelligent Technology Holding Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	4,145 USD	63
Guangzhou Risong Intelligent Technology Holding Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	2,064 USD	40
Guangzhou Shangpin Home Collection Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,254 USD	116
Guangzhou Sie Consulting Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	253 USD	12
Guangzhou Sie Consulting Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	253 USD	11
Guangzhou Tinci Materials Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	51,687 USD	2,911
Guangzhou Tinci Materials Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	47,505 USD	3,464
Guangzhou Yuexiu Financial Holdings Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	103 USD	1
Guardant Health, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,202,127 USD	70,550
Guidewire Software, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	576,793 USD	4,955
Guiyang Xintian Pharmaceutical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,916 USD	370
Guiyang Xintian Pharmaceutical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	8,899 USD	308
Guizhou Bailing Group Pharmaceutical Co., Ltd.	03/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	45 USD	—
Guizhou Transportation Planning Survey & Design Academe Co., Ltd.	06/09/23	M	0.48%	JPMorgan Chase Bank, N.A.	31 USD	1
Guoguang Electric Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	111,972 USD	5,084
Guoguang Electric Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	90,064 USD	4,082
Guomai Technologies, Inc.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,731 USD	(111)
Guomai Technologies, Inc.	06/24/21	M	0.49%	Credit Suisse International	921 USD	(48)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guosen Securities Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	$ 57,902 USD	$328
Guosen Securities Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	78,180 USD	427
Guotai Junan Securities Co Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	115,401 USD	2,112
Guotai Junan Securities Co Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	70,292 USD	1,330
Haibo Heavy Engineering Science and Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	8,543 USD	(72)
Haibo Heavy Engineering Science and Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	6,626 USD	(57)
Hailir Pesticides and Chemicals Group Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,571 USD	(59)
Hailir Pesticides and Chemicals Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	21,760 USD	12
Hain Celestial Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	154,001 USD	(1,103)
Haitong Securities Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	43 USD	—
Halozyme Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	379,149 USD	28,678
Hanesbrands, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	993,082 USD	5,838
Hangcha Group Co., Ltd.	03/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	78,314 USD	(343)
Hangcha Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	58,373 USD	(259)
Hangjin Technology Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	359,282 USD	(2,148)
Hangjin Technology Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	219,881 USD	(1,383)
Hangzhou Binjiang Real Estate	03/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	24 USD	—
Hangzhou Boiler Group Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4 USD	1
Hangzhou Dptech Technologies Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	20,241 USD	86
Hangzhou Dptech Technologies Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	16,677 USD	63
Hangzhou Everfine Photo-E-Info Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,518 USD	(3)
Hangzhou Everfine Photo-E-Info Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	2,564 USD	(52)
Hangzhou First Applied Material Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	441,025 USD	19,100
Hangzhou First Applied Material Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	300,348 USD	10,415
Hangzhou Hopechart IoT Technology Co., Ltd.	01/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	138,287 USD	(410)
Hangzhou Hopechart IoT Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	108,920 USD	(216)
Hangzhou Jizhi Mechatronic Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,128 USD	19
Hangzhou Jizhi Mechatronic Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	5,228 USD	14
Hangzhou Nbond Nonwovens Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	158 USD	(1)
Hangzhou Oxygen Plant Group Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	41,803 USD	4,235
Hangzhou Oxygen Plant Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	31,222 USD	3,574

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Prevail Optoelectronic Equipment Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	$33,852 USD	$154
Hangzhou Prevail Optoelectronic Equipment Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	29,197 USD	151
Hangzhou Raycloud Technology Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	141,539 USD	3,460
Hangzhou Raycloud Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	104,607 USD	2,708
Hangzhou Robam Appliances Co., Ltd.	03/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	115,361 USD	6,692
Hangzhou Robam Appliances Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	75,916 USD	4,685
Hangzhou Xzb Tech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	78 USD	(3)
Hangzhou Youngsun Intelligent Equipment Co. Ltd	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	77,166 USD	1,244
Hangzhou Youngsun Intelligent Equipment Co. Ltd	11/30/99	M	0.00%	Credit Suisse International	57,118 USD	922
Hans Laser Technology, Inc.	06/25/21	M	0.49%	Credit Suisse International	440 USD	29
Hanshang Group Co Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	21,845 USD	(227)
Hanshang Group Co Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	15,973 USD	(166)
Hanyu Group Joint-Stock Co, Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	50 USD	3
Harbin Electric Corporation Jiamusi Electric Machine Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	85 USD	—
Harbin Pharmaceutical Group Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	13,932 USD	291
Harbin Pharmaceutical Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	10,300 USD	211
Harbin VITI Electronics Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	12,029 USD	(133)
Harbin VITI Electronics Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,958 USD	(93)
Harbin Xinguang Optic-Electronics Technology Co., Ltd	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,923 USD	(62)
Harbin Xinguang Optic-Electronics Technology Co., Ltd	06/24/21	M	0.49%	Credit Suisse International	16,266 USD	(42)
Harley-Davidson, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	46,750 USD	(14)
Hasbro, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,759,180 USD	70,654
HB Fuller Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	772,560 USD	(23,234)
Hbis Resources Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	129,793 USD	656
Hbis Resources Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	112,047 USD	399
Hbis Resources Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	3 USD	—
Healthcare Realty Trust, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	405,900 USD	(8,528)
Healthcare Trust of America, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,595,850 USD	(75,659)
Healthpeak Properties, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,046,102 USD	(16,942)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hefei Meiya Optoelectronic Technology, Inc.	04/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	$94,475 USD	$1,314
Hefei Meiya Optoelectronic Technology, Inc.	06/25/21	M	0.49%	Credit Suisse International	65,807 USD	1,504
Heilongjiang Agriculture Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,351 USD	(36)
Heilongjiang Agriculture Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,636 USD	(16)
Henan Ancai Hi-Tech Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	172,063 USD	17,342
Henan Ancai Hi-Tech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	130,620 USD	12,009
Henan Jindan Lactic Acid Technology Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	25,972 USD	2,412
Henan Jindan Lactic Acid Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	24,252 USD	2,104
Henan Mingtai Aluminum Industry Co.,Ltd	06/09/23	M	0.48%	JPMorgan Chase Bank, N.A.	176,156 USD	6,593
Henan Mingtai Aluminum Industry Co.,Ltd	06/24/21	M	0.49%	Credit Suisse International	131,638 USD	7,844
Henan Provincial Communications Planning & Design Institute Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	96 USD	5
Henan Provincial Communications Planning & Design Institute Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32 USD	2
Henan Splendor Science & Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	12,145 USD	171
Henan Splendor Science & Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	8,985 USD	118
Henan Taloph Pharmaceutical Stock Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,606 USD	30
Henan Taloph Pharmaceutical Stock Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	5,019 USD	96
Henan Thinker Automation Equipment Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,470 USD	98
Henan Thinker Automation Equipment Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	10,375 USD	66
Henan Yuguang Gold & Lead Co Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	44 USD	—
Henan Yuguang Gold & Lead Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4 USD	—
Henan Zhongyuan Expressway Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	41,951 USD	(304)
Henan Zhongyuan Expressway Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	31,025 USD	(242)
Hengdian Group DMEGC Magnetics Co., Ltd	06/24/21	M	0.49%	Credit Suisse International	151 USD	8
Hengfeng Information Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	20,832 USD	835
Hengfeng Information Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	18,036 USD	729
Hengli Petrochemical Co., Ltd.	06/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	167,992 USD	22,063

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hengli Petrochemical Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	$122,657 USD	$16,636
Hengyi Petrochemical Co Co., Ltd.	01/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	146 USD	2
Henry Schein, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	142,772 USD	43
Heren Health Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	20,134 USD	495
Heren Health Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	14,788 USD	366
Hershey Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,004,967 USD	10,154
Hewlett Packard Enterprise Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,723,351 USD	(17,549)
Hiecise Precision Equipment Co.,Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	16,109 USD	212
Hiecise Precision Equipment Co.,Ltd.	11/30/99	M	0.00%	Credit Suisse International	12,703 USD	166
Hillstone Networks Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	94,174 USD	927
Hillstone Networks Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	72,938 USD	635
Hisense Home Appliances Group Co., Ltd.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	182,910 USD	(2,989)
Hisense Home Appliances Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	138,110 USD	(1,879)
Hisense Visual Tech Co., Ltd.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	31,826 USD	1,653
Hisense Visual Tech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	25,691 USD	2,295
HitGen, Inc.	06/24/21	M	0.49%	Credit Suisse International	398 USD	36
Hithink RoyalFlush Information Network Co., Ltd.	01/25/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,075 USD	25
Hla Corp. Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	188,254 USD	4,470
Hla Corp. Ltd.	06/24/21	M	0.49%	Credit Suisse International	143,390 USD	2,610
HMT Xiamen New Technical Materials Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,104 USD	142
HollyFrontier Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	454,879 USD	(13,328)
Honeywell International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,329,713 USD	49,813
Hongfa Technology Co., Ltd.	04/04/23	M	0.48%	JPMorgan Chase Bank, N.A.	92 USD	5
Hongli Zhihui Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	108,288 USD	598
Hongli Zhihui Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	78,981 USD	487
Horizon Acquisition Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	377,070 USD	(1,106)
Hormel Foods Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	643,388 USD	(912)
Hoshine Silicon Industry Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	433,267 USD	67,465
Hoshine Silicon Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	301,091 USD	41,712
Host Hotels & Resorts, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	359,670 USD	(11,017)
Howard Hughes Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,081,146 USD	(39,981)
HP, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,314,958 USD	40,754
Huadian Power Intl Corp., Ltd.	04/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	30,881 USD	477
Huadian Power Intl Corp., Ltd.	06/24/21	M	0.49%	Credit Suisse International	23,031 USD	394
Huafa Industrial Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,481 USD	108
Huafa Industrial Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,066 USD	63
Huafon Chemical Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	208,255 USD	37,442

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huafon Chemical Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	$149,300 USD	$28,050
Huaibei Mining Holdings Co Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,097 USD	439
Huaibei Mining Holdings Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,673 USD	350
Huali Industries Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	6,472 USD	413
Huali Industries Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	5,353 USD	351
Huaneng Power International, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	14 USD	1
Huapont Life Sciences Co Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	284 USD	5
Huapont Life Sciences Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	190 USD	2
Huarui Electrical Appliance Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	23,946 USD	(207)
Huarui Electrical Appliance Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	17,866 USD	(236)
Huasi Holding Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	685 USD	(9)
Huasi Holding Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	742 USD	(10)
Huatai Securities Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	88 USD	—
Huaxi Securities Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	243,465 USD	3,341
Huaxi Securities Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	186,365 USD	2,316
Huaxin Cement Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,771 USD	(52)
Huaxin Cement Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,931 USD	(28)
Hubbell, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,502 USD	169
Hubei Chutian Smart Communication Co., Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,073 USD	170
Hubei Chutian Smart Communication Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	5,185 USD	154
Hubei Guochuang Hi-tech Material Co.,Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	6,076 USD	47
Hubei Guochuang Hi-tech Material Co.,Ltd.	11/30/99	M	0.00%	Credit Suisse International	4,229 USD	30
Hubei Jumpcan Pharmaceutical Co.,Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,708 USD	63
Hubei Jumpcan Pharmaceutical Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,895 USD	45
Hubei Kaile Science and Technology Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	110 USD	—
Hubei Sanxia New Building Material Co, Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	44,662 USD	(1,856)
Hubei Sanxia New Building Material Co, Ltd.	06/24/21	M	0.49%	Credit Suisse International	36,806 USD	(1,753)
Hubei Xingfa Chemicals Group Co.,Ltd	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	258 USD	22
HubSpot, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,827,014 USD	(32,872)
Huizhou China Eagle Electronic Technology Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,580 USD	33
Huizhou China Eagle Electronic Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	128 USD	2
Huizhou Desay Sv Automotive Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	462,602 USD	19,529
Huizhou Desay Sv Automotive Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	339,138 USD	15,220

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hunan Baili Engineering Sci & Tech Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	$22,901 USD	$(128)
Hunan Baili Engineering Sci & Tech Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	17,145 USD	(105)
Hunan Haili Chemical Industry Co.,Ltd	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	12 USD	—
Hunan Haili Chemical Industry Co.,Ltd	06/24/21	M	0.49%	Credit Suisse International	35 USD	1
Hunan Huakai Cultural & Creative Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	52,301 USD	(842)
Hunan Huakai Cultural & Creative Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	44,791 USD	(742)
Hunan Nanxin Environmental Protection Technology Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	28,665 USD	(440)
Hunan Nanxin Environmental Protection Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	25,739 USD	(380)
Hunan Oil Pump Co., Ltd.	03/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	203 USD	25
Hunan Valin Steel Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	135,935 USD	530
Hunan Valin Steel Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	116,969 USD	395
Hunan Yujin Machinery Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	32,072 USD	(539)
Hunan Yujin Machinery Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	23,844 USD	(383)
Hunan Zhongke Electric Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	219,680 USD	13,414
Hunan Zhongke Electric Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	114,199 USD	9,158
Hundsun Technologies, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	33,649 USD	2,430
Hundsun Technologies, Inc.	06/24/21	M	0.49%	Credit Suisse International	25,839 USD	1,870
Huntington Bancshares, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,690,788 USD	116,050
Huntsman Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	638,240 USD	19,085
Huolinhe Opencut Coal Ind Corp. Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	163 USD	(2)
Huolinhe Opencut Coal Ind Corp. Ltd.	06/24/21	M	0.49%	Credit Suisse International	163 USD	(2)
Hyatt Hotels Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	206,113 USD	(11,547)
IAC/InterActiveCorp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	547,773 USD	6,160
Icon Plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,903,277 USD	(87,680)
ICU Medical, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	99,988 USD	(381)
IDEX Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	901,051 USD	9,516
Illinois Tool Works, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,998,376 USD	14,701
Impulse Qingdao Health Tech Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,988 USD	(15)
Impulse Qingdao Health Tech Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	6,962 USD	(11)
Incyte Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	276,998 USD	(2,482)
Indonesian Government Bond	02/18/22	3M	0.00%	Bank of America, N.A.	80,241 USD	(1,398)
Indonesian Government Bond	05/18/22	3M	0.00%	Bank of America, N.A.	8,229,955 USD	(39,684)
Indonesian Government Bond	05/18/22	3M	0.00%	Bank of America, N.A.	2,691,996 USD	(47,890)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Industrial Securities Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	$898 USD	$(1)
Industrial Securities Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	36,672 USD	853
INESA Intelligent Tech, Inc.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,113 USD	(192)
INESA Intelligent Tech, Inc.	11/30/99	M	0.49%	Credit Suisse International	8,241 USD	(165)
Ingenic Semiconductor Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,336 USD	283
Ingenic Semiconductor Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	15,340 USD	279
Ingenic Semiconductor Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	24,598 USD	392
Ingenic Semiconductor Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	15,359 USD	260
Ingersoll Rand, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,143,353 USD	86,337
Ingredion, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	602,949 USD	(853)
Inly Media Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	40,419 USD	(1,206)
Inly Media Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	38,257 USD	(1,151)
Inly Media Co., Ltd.	05/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,329 USD	(473)
Inmode Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	167,594 USD	3,303
Inner Mongolia Furui Medical Science Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	105,636 USD	2,293
Inner Mongolia Furui Medical Science Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	78,570 USD	1,966
Inner Mongolia Mengdian Huaneng Thermal Power Corp. Ltd	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	19,027 USD	(96)
Inner Mongolia Mengdian Huaneng Thermal Power Corp. Ltd	11/30/99	M	0.00%	Credit Suisse International	14,573 USD	(77)
Inner Mongolia Xingye Mining Co., Ltd.	02/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	111 USD	(2)
Inner Mongolia Yili Industrial Group Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	176,418 USD	(1,201)
Inner Mongolia Yili Industrial Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	94,801 USD	(752)
Inner Mongolia Yuan Xing Energy Co., Ltd.	06/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	192,751 USD	6,973
Inner Mongolia Yuan Xing Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	145,673 USD	4,875
Innovative Industrial Properties, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	759,183 USD	6,807
Insmed, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	29,117 USD	709
Installed Building Products, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	121,474 USD	7,494
Integra LifeSciences Holdings Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	345,135 USD	(4,003)
Interactive Brokers Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,583,340 USD	66,105
International Flavors & Fragrances, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	951,902 USD	6,350
Intuitive Surgical, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	16,249 USD	417
Inventronics (Hangzhou), Inc.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	233 USD	38
Investors Bancorp, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	45,390 USD	(628)
Invitae Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	169,056 USD	1,786

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Inzone Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	$2,997 USD	$19
Inzone Group Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	2,248 USD	14
IQVIA Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,635,296 USD	1,145
iRay Technology Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	8,609 USD	58
iRay Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	8,612 USD	54
iRhythm Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	35,331 USD	1,361
iRobot Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	187,006 USD	(1,160)
ITT, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	984,957 USD	22,259
Jack Sewing Machine Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	112,870 USD	(1,589)
Jack Sewing Machine Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	95,976 USD	(1,243)
Jacobs Engineering Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	342,449 USD	3,776
Jade Bird Fire Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	140 USD	1
Jade Bird Fire Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	220 USD	2
Jafron Biomedical Co., Ltd.	03/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,414 USD	32
Jafron Biomedical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,319 USD	17
Jason Furniture (Hangzhou) Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	132 USD	—
Jason Furniture (Hangzhou) Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	574 USD	—
Jazz Pharmaceuticals Plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,262,935 USD	7,837
JB Hunt Transport Services, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,260,761 USD	20,189
Jenkem Technology Co., Ltd.	05/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,306 USD	5,030
Jenkem Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	15,313 USD	5,023
JetBlue Airways, Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	821,237 USD	(40,480)
Ji Yao Holding Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	39,122 USD	3,019
Ji Yao Holding Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	30,076 USD	2,309
Jiangling Motors Corp., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,587 USD	302
Jiangling Motors Corp., Ltd.	06/24/21	M	0.49%	Credit Suisse International	6,589 USD	301
Jiangling Motors Corp., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,402 USD	191
Jiangling Motors Corp., Ltd.	06/24/21	M	0.49%	Credit Suisse International	10,069 USD	447
Jiangnan Mould & Plastic Technology Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	89,240 USD	(1,714)
Jiangnan Mould & Plastic Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	59,946 USD	(765)
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	21,937 USD	(40)
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	14,912 USD	(75)
Jiangsu Apon Medical Technology Co. Ltd.	04/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	127 USD	(1)
Jiangsu Beiren Robot System Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,558 USD	726

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Beiren Robot System Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	$10,731 USD	$527
Jiangsu Changhai Composite Materials Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	28,129 USD	22
Jiangsu Changhai Composite Materials Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	21,512 USD	—
Jiangsu Changshu Automotive Trim Group Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	26,446 USD	1,555
Jiangsu Changshu Automotive Trim Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	20,170 USD	1,272
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	20,154 USD	(867)
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	15,294 USD	(805)
Jiangsu Cnano Technology Co Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,654 USD	542
Jiangsu Cnano Technology Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,987 USD	405
Jiangsu Dongzhu Landscape Co Ltd	06/24/21	M	0.49%	Credit Suisse International	101 USD	3
Jiangsu Eazytec Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	163,213 USD	11,364
Jiangsu Eazytec Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	216,643 USD	15,765
Jiangsu Fengshan Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	136 USD	(3)
Jiangsu Flag Chemical Industry Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	179 USD	9
Jiangsu Hengli Hydraulic Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	238,533 USD	2,149
Jiangsu High Hope International Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,502 USD	(114)
Jiangsu High Hope International Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,772 USD	(86)
Jiangsu Huachang Chemical Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	457,871 USD	6,710
Jiangsu Huachang Chemical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	343,231 USD	4,465
Jiangsu Huaxicun Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	62,540 USD	78
Jiangsu Huaxicun Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	41,782 USD	35
Jiangsu Jibeier Pharmaceutical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,951 USD	(45)
Jiangsu Jibeier Pharmaceutical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	5,571 USD	(37)
Jiangsu Jingyuan Environmental Protection Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	3,820 USD	(31)
Jiangsu Jingyuan Environmental Protection Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	3,817 USD	(28)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu King’s Luck Brewery JSC Ltd	03/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	$195,060 USD	$1,918
Jiangsu King’s Luck Brewery JSC Ltd	07/02/21	M	0.49%	Credit Suisse International	159,730 USD	366
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	06/23/23	M	0.48%	JPMorgan Chase Bank, N.A.	542,668 USD	(7,062)
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	403,702 USD	(5,457)
Jiangsu Lopal Tech Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	93 USD	15
Jiangsu Lopal Tech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	93 USD	15
Jiangsu Pacific Precision Forging Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	10 USD	—
Jiangsu Pacific Quartz Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	83,138 USD	512
Jiangsu Pacific Quartz Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	66,546 USD	374
Jiangsu Phoenix Publishing & Media Corp., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	144,704 USD	(7,130)
Jiangsu Phoenix Publishing & Media Corp., Ltd.	06/24/21	M	0.49%	Credit Suisse International	103,284 USD	(4,717)
Jiangsu Rainbow Heavy Industries Co ., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	210,171 USD	(3,819)
Jiangsu Rainbow Heavy Industries Co ., Ltd.	11/30/99	M	0.49%	Credit Suisse International	155,911 USD	(2,710)
Jiangsu Sanfangxiang Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	3,644 USD	(22)
Jiangsu Sanfangxiang Group Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	2,803 USD	(18)
Jiangsu Seagull Cooling Tower Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,792 USD	(311)
Jiangsu Seagull Cooling Tower Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	9,156 USD	(247)
Jiangsu Shentong Valve Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	47,918 USD	137
Jiangsu Shentong Valve Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	41,150 USD	65
Jiangsu SOPO Chemical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	104,615 USD	(3,004)
Jiangsu SOPO Chemical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	80,902 USD	(2,320)
Jiangsu Tianmu Lake Tourism Co.,Ltd.	03/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,336 USD	(230)
Jiangsu Tianmu Lake Tourism Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	8,363 USD	(168)
Jiangsu Tongda Power Technology Co., Ltd.	04/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	93,235 USD	1,616
Jiangsu Tongda Power Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	71,338 USD	1,253
Jiangsu Wujiang Rural Commercial Bank Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	27,092 USD	(316)
Jiangsu Wujiang Rural Commercial Bank Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	20,290 USD	(225)
Jiangsu Yuxing Film Technology Co., Ltd.	04/25/23	M	0.48%	JPMorgan Chase Bank, N.A.	11 USD	4

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	$256 USD	$10
Jiangsu Zhongli Group Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	94,397 USD	18,110
Jiangsu Zhongli Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	70,236 USD	13,686
Jiangsu Zhongnan Construction Group Co. Ltd.	01/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	11 USD	—
Jiangsu Zhongnan Construction Group Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	65 USD	—
Jiangsu Zitian Media Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	190,514 USD	7,816
Jiangsu Zitian Media Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	163,206 USD	6,872
Jiangxi Ganyue Expressway Co Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	9,873 USD	7
Jiangxi Ganyue Expressway Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,587 USD	5
Jiangxi Lianchuang Optoelectronic Science and Technology Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	4 USD	—
Jiangxi Tianli Technology, Inc.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	12,066 USD	875
Jiangxi Tianli Technology, Inc.	11/30/99	M	0.00%	Credit Suisse International	8,959 USD	649
Jiangyin Hengrun Heavy Industries Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	33,802 USD	405
Jiangyin Hengrun Heavy Industries Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	27,718 USD	351
Jianmin Pharmaceutical Group Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	330,642 USD	77,780
Jianmin Pharmaceutical Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	245,787 USD	59,408
Jilin Expressway Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,760 USD	15
Jilin Expressway Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4,913 USD	27
Jilin Jinguan Electric Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	75,473 USD	1,785
Jilin Jinguan Electric Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	52,609 USD	1,249
Jinduicheng Molybdenum Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	71,870 USD	(165)
Jinduicheng Molybdenum Group Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	53,083 USD	(131)
Jinhe Biotechnology Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,591 USD	130
Jinhe Biotechnology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,095 USD	7
Jinhui Liquor Co., Ltd.	03/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,306 USD	(124)
Jinhui Liquor Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,657 USD	(112)
Jinke Properties Group Co. Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	97,379 USD	1,818
Jinke Properties Group Co. Ltd.	07/02/21	M	0.49%	Credit Suisse International	69,706 USD	1,622
Jinling Pharmaceutical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1 USD	—
Jinlongyu Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,105 USD	(49)
Jinlongyu Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	3,725 USD	(35)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
JiuGui Liquor Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	$95,293 USD	$(354)
JiuGui Liquor Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	75,436 USD	(276)
Jiugui Liquor Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	31,797 USD	(151)
Jiugui Liquor Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	19,876 USD	(97)
Jl Mag Rare Earth Co., Ltd.	03/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	67,776 USD	15,834
Jl Mag Rare Earth Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	53,149 USD	11,115
Jm Smucker Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	30,410 USD	168
Johnson & Johnson	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,517,302 USD	42,782
Jones Lang LaSalle, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	304,432 USD	(5,574)
Joyoung Co., Ltd.	03/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,042 USD	(37)
Joyoung Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,099 USD	(87)
JS Corrugating Machinery Co, Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	128,360 USD	9,396
JS Corrugating Machinery Co, Ltd.	06/24/21	M	0.49%	Credit Suisse International	96,910 USD	7,973
Juewei Food Co., Ltd.	03/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	940 USD	104
Juneyao Airlines Co., Ltd.	03/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	38,737 USD	(2,367)
Juneyao Airlines Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	26,507 USD	(1,473)
Junhe Pumps Holding Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	776 USD	5
Just Eat Takeaway.com	06/15/22	M	0.35%	Goldman Sachs International	8,242,381 USD	198,779
K.B. Home	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	322,358 USD	(17,447)
Kailuan Energy Chemical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	168,579 USD	(2,130)
Kailuan Energy Chemical Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	138,101 USD	(1,715)
Kaiser (China) Culture Co., Ltd.	04/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,635 USD	(138)
Kaiser (China) Culture Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,558 USD	(97)
Kangxin New Materials Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	34,677 USD	(2,957)
Kangxin New Materials Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	18,758 USD	(1,013)
Kangyue Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	49,633 USD	(2,214)
Kangyue Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	39,325 USD	(1,726)
Kansas City Southern	03/24/23	M	0.60%	JPMorgan Chase Bank, N.A.	28,256,071 USD	(25,902)
KBC Corp Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,688 USD	476
KBR, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	742,858 USD	13,351
Kehua Data Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	179,810 USD	38,324
Kehua Data Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	136,392 USD	29,235
Kehua Holdings Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,634 USD	(171)
Kehua Holdings Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	10,866 USD	(128)
Kellogg Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	682,897 USD	1,703
Kennametal, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	83,729 USD	3,270
Keshun Waterproof Technologies Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	136,900 USD	(5,524)
Keshun Waterproof Technologies Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	106,129 USD	(4,921)
Keurig Dr Pepper, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,976,205 USD	79,707
King-Strong New Material Technology Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	180 USD	(5)
Kingclean Electric Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,075 USD	630
Kingclean Electric Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,183 USD	595
Kingnet Network Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	176,495 USD	(7,345)
Kingnet Network Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	136,903 USD	(5,661)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kingsemi Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	$36,446 USD	$2,802
Kingsemi Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	14,003 USD	1,309
Kirby Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	434,971 USD	(11,886)
Kirkland Lake Gold Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,056,602 USD	(6,583)
KLA Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,778,599 USD	188,434
Knight-Swift Transportation Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,577,165 USD	(2,931)
Knoll, Inc.	04/21/23	M	0.60%	JPMorgan Chase Bank, N.A.	13,310,502 USD	46,253
Koal Software Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	99 USD	4
Kodiak Sciences, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	553,480 USD	48,974
Kontoor Brands, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	786,492 USD	(12,209)
Kraft Heinz Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	911,448 USD	(1,116)
Kratos Defense & Security Solutions, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	319,909 USD	24,649
Kunlun Tech Co., Ltd.	04/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	139 USD	(12)
Kunwu Jiuding Investment Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	85 USD	2
Kweichow Moutai Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	48,842 USD	(460)
Kweichow Moutai Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32,141 USD	(311)
Kyland Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,308 USD	(193)
L3Harris Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,265,491 USD	(63,103)
Lam Research Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,850,911 USD	95,983
Lands’ End, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,782,301 USD	(4,418)
Lanzhou Foci Pharmaceutical Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	131 USD	9
Lao Feng Xiang Co., Ltd.	04/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	536 USD	13
Las Vegas Sands Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	241,253 USD	6,706
LB Group Co., Ltd.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	34,763 USD	558
LB Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	30,631 USD	409
LCI Industries	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	66,480 USD	1,464
Lemonade, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	581,082 USD	37,303
LendingTree, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	111,130 USD	(3,495)
Leon Technology Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2 USD	—
Lepu Medical Technology (Beijing) Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	77,548 USD	2,486
Lepu Medical Technology (Beijing) Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	59,497 USD	2,144
Levi Strauss & Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	41,537 USD	4,451
LHC Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	69,730 USD	(40)
LianChuang Electronic Technology Co.,Ltd,	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,166 USD	347
LianChuang Electronic Technology Co.,Ltd,	11/30/99	M	0.49%	Credit Suisse International	95 USD	7
Lianhe Chemical Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	88,932 USD	(2,142)
Lianhe Chemical Technology Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	76,002 USD	(1,734)
Liaoning Energy Industry Co, Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	53,252 USD	(418)
Liaoning Energy Industry Co, Ltd.	11/30/99	M	0.00%	Credit Suisse International	40,916 USD	(375)
Liaoning Fu-An Heavy Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	153 USD	(5)
Lier Chemical Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	150,355 USD	20,941

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lier Chemical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$103,974 USD	$14,216
Linde plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,554,362 USD	73,830
Linewell Software Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	24,882 USD	(142)
Linewell Software Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	18,442 USD	(110)
Lingyi Itech Guangdong Co Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,352 USD	2,132
Lingyi Itech Guangdong Co Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	19,582 USD	1,866
Lingyuan Iron & Steel Co, Ltd.	04/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	12 USD	—
Linkage Software Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	53 USD	—
Linkage Software Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	53 USD	—
Lithia Motors, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,355,939 USD	72,916
Liuzhou Iron & Steel Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,851 USD	(94)
Liuzhou Iron & Steel Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,502 USD	(115)
Livzon Pharmaceutical Group	02/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	130,738 USD	(2,248)
Livzon Pharmaceutical Group	07/02/21	M	0.49%	Credit Suisse International	101,542 USD	(1,679)
Lockheed Martin Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	290,720 USD	1,745
Loews Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	50,250 USD	83
Logitech International S.A.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	413,890 USD	(17,756)
LONGi Green Energy Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	61,114 USD	8,457
LONGi Green Energy Technology Co., Ltd.	06/28/21	M	0.49%	Credit Suisse International	60,615 USD	8,681
Longjian Road & Bridge Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	30 USD	—
Longjian Road & Bridge Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	26 USD	—
Longxing Chemical Industry Co., Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	207,101 USD	11,540
Longxing Chemical Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	153,380 USD	10,408
Longyan Zhuoyue New Energy Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,355 USD	123
Longyan Zhuoyue New Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	14,422 USD	214
Lotus Health Group Co.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	58,106 USD	898
Lotus Health Group Co.	06/24/21	M	0.49%	Credit Suisse International	43,108 USD	915
Louisiana-Pacific Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,271,835 USD	51,711
LPL Financial Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,827,444 USD	(38,352)
Luminar Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	413,268 USD	(6,490)
Luminex Corp.	04/14/23	M	0.60%	JPMorgan Chase Bank, N.A.	2,101,131 USD	8,024
Luoyang Jalon Micro-nano New Materials Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,080 USD	260
Luoyang Jalon Micro-nano New Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	288 USD	18
Luxi Chemical Group Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	287,253 USD	6,388

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Luxi Chemical Group Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	$156,948 USD	$2,772
Lydall, Inc.	06/23/23	M	0.59%	JPMorgan Chase Bank, N.A.	11,991,174 USD	(200,304)
LyondellBasell Industries NV	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	508,579 USD	2,788
M&T Bank Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,115,634 USD	(26,512)
Maanshan Iron & Steel Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	256,048 USD	32,699
Maanshan Iron & Steel Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	190,295 USD	22,829
Maccura Biotech Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	225,782 USD	769
Maccura Biotech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	149,010 USD	812
Macquarie Infrastructure Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	148,865 USD	(1,602)
Macrolink Culturaltainment Development Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	39 USD	(2)
Macrolink Culturaltainment Development Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	6 USD	—
Magellan Health, Inc.	01/19/23	M	0.60%	JPMorgan Chase Bank, N.A.	10,142,925 USD	(8,607)
Magellan Health, Inc.	01/06/23	M	0.35%	Goldman Sachs International	10,192,045 USD	(8,648)
Magnite, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	30,633 USD	3,681
Mango Excellent Media Co.,Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	308,910 USD	(726)
Mango Excellent Media Co.,Ltd.	07/02/21	M	0.49%	Credit Suisse International	239,997 USD	(2,637)
Manulife Financial Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,594,503 USD	23,962
Maoming Petro-Chemical Shihua Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	9,678 USD	(46)
Maoming Petro-Chemical Shihua Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,441 USD	(36)
Marathon Digital Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	441,384 USD	56,144
MarketAxess Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,156,663 USD	21,319
Marriott International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,732,163 USD	(103,443)
Marriott Vacations Worldwide Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,837,785 USD	(5,039)
Martin Marietta Materials, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	39,664 USD	90
Marvell Technology Group Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	117,978 USD	8,423
Masco Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,382,831 USD	38,190
Masimo Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	230,801 USD	2,678
Matador Resources Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	82,697 USD	5,095
Mattel, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	47,393 USD	1,590
Maxim Integrated Products	06/05/23	M	0.35%	Goldman Sachs International	27,595,526 USD	1,340,229
Maxscend Microelectronics Co., Ltd.	04/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	294,205 USD	20,237
Maxscend Microelectronics Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	296,245 USD	18,197
McCormick & Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,416,016 USD	76,164
MDC Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	469,505 USD	(18,456)
MDU Resources Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,257,457 USD	5,263
Medallia, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	630,043 USD	40,468
Medical Properties Trust, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,129,613 USD	(33,615)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Medifast, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$310,193 USD	$18,913
Medtronic plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,228 USD	6
MercadoLibre, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,328,044 USD	27,335
Merck & Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	700,607 USD	7,489
Meridian Bancorp, Inc.	04/28/23	M	0.60%	JPMorgan Chase Bank, N.A.	5,064,579 USD	(118,456)
MetLife, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,787,476 USD	5,092
Metro Land Corp. Ltd.	04/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	78,966 USD	(1,289)
Metro Land Corp. Ltd.	06/24/21	M	0.49%	Credit Suisse International	58,062 USD	(991)
Mettler-Toledo International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,090,241 USD	24,958
MGM Growth Properties LLC	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	404,544 USD	(992)
Mianyang Fulin Precision Machining Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,183 USD	(31)
Mianyang Fulin Precision Machining Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	2,453 USD	(86)
Micro-Tech Nanjing Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,000 USD	315
Micro-Tech Nanjing Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4,503 USD	707
MicroStrategy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	636,784 USD	88,186
Mimecast Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	46,635 USD	(535)
Ming Yang Smart Energy Group Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	154 USD	4
Ming Yang Smart Energy Group Ltd.	06/24/21	M	0.49%	Credit Suisse International	15 USD	—
Mingchen Health Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	58 USD	(2)
Mingchen Health Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	363 USD	(13)
Minsheng Holdings Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	161,401 USD	(3,001)
Minsheng Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	119,413 USD	(2,200)
Mirati Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	543,999 USD	(5,781)
MKS Instruments, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	510,228 USD	24,868
MLS Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	218 USD	(14)
Moelis & Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	10,786 USD	649
Molina Healthcare, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	362,239 USD	10,771
Monmouth Real Estate Investment Corp.	05/09/23	M	0.60%	JPMorgan Chase Bank, N.A.	7,422 USD	(140)
Monster Beverage Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,927,823 USD	(22,885)
Montage Technology Co., Ltd.	02/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	239,359 USD	953
Montage Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	186,260 USD	771
Montage Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	68,402 USD	(272)
Montage Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	56,934 USD	(119)
Morningstar, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	39,944 USD	1,451
Mosaic Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	595,203 USD	19,830
Motic (Xiamen) Electric Group Co., Ltd.	06/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	107,349 USD	(1,737)
Motic (Xiamen) Electric Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	82,167 USD	(1,094)
MP Materials Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	166,290 USD	27,926
MS Alpha Swap	08/16/21	M	0.00%	Morgan Stanley Capital Services LLC	624,066 USD	(105,284)
MS Alpha Swap	12/27/21	M	0.00%	Morgan Stanley Capital Services LLC	1,500,000 USD	(48,143)
MS Index Swap	08/16/21	M	0.00%	Morgan Stanley Capital Services LLC	1,700,000 USD	(1,667,319)
Ms Intraday Trend Swap	06/23/21	M	0.15%	Morgan Stanley Capital Services LLC	195,440,128 USD	47
Murphy USA, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,037,272 USD	29,822

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Myhome Real Estate Development Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	$27,053 USD	$(217)
Myhome Real Estate Development Group Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	20,006 USD	(154)
Nacity Property Service Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	188 USD	(11)
Nancal Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	48,630 USD	(356)
Nancal Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	35,631 USD	(267)
Nanfang Black Sesame Group Co, Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,310 USD	(30)
Nanfang Black Sesame Group Co, Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,588 USD	(51)
Nanjing Aolian AE&EA Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	28,350 USD	(357)
Nanjing Aolian AE&EA Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	21,044 USD	(249)
Nanjing Chervon Auto Precision Technology Co., Ltd	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	167,575 USD	3,394
Nanjing Chervon Auto Precision Technology Co., Ltd	07/02/21	M	0.49%	Credit Suisse International	126,229 USD	3,040
Nanjing Chixia Development Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,487 USD	3
Nanjing Chixia Development Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,556 USD	(11)
Nanjing Gaoke Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,009 USD	(140)
Nanjing Gaoke Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,855 USD	(130)
Nanjing Hanrui Cobalt Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	787 USD	67
Nanjing Iron and Steel Group Co., Ltd.	02/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,625 USD	199
Nanjing Iron and Steel Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	4,487 USD	86
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	03/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	186,221 USD	2,691
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	141,234 USD	2,855
Nanjing Wondux Environmental Protection Technology Corp., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,663 USD	(73)
Nanjing Wondux Environmental Protection Technology Corp., Ltd.	11/30/99	M	0.00%	Credit Suisse International	3,239 USD	(45)
Nantong Jianghai Capacitor Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	84,004 USD	1,764
Nantong Jianghai Capacitor Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	68,995 USD	1,440
Nari Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	245 USD	(4)
Natera, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	754,303 USD	28,146
National Health Investors, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,588,387 USD	24,165

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National Retail Properties, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$48,628 USD	$(764)
National Vision Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	33,368 USD	2,014
NAURA Technology Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	146,320 USD	3,930
NAURA Technology Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	142,475 USD	3,481
Navistar International Corp.	11/14/22	M	0.35%	Goldman Sachs International	20,778,019 USD	23,372
NetApp, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	10,008 USD	301
Neurocrine Biosciences, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	304,209 USD	792
Nevro Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	707,292 USD	1,958
New Hope Dairy Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,845 USD	(370)
New Hope Dairy Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	8,935 USD	(260)
New Relic, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	244,869 USD	(9,135)
New York Times Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	287,311 USD	9,613
Newmont Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	436,615 USD	5,207
News Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,598,572 USD	6,388
Nielsen Holdings plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	45,770 USD	338
Ninestar Corp.	03/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	116,870 USD	738
Ninestar Corp.	07/02/21	M	0.49%	Credit Suisse International	105,467 USD	679
Ningbo BaoSi Energy Equipment Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,546 USD	77
Ningbo BaoSi Energy Equipment Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,773 USD	(6)
Ningbo Fubang Jingye Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	4,099 USD	(6)
Ningbo Fubang Jingye Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	3,438 USD	(5)
Ningbo Haitian Precison Machinery Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	24,055 USD	(471)
Ningbo Haitian Precison Machinery Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	19,405 USD	(393)
Ningbo Heli Mould Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	3,158 USD	(19)
Ningbo Heli Mould Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	2,441 USD	(15)
Ningbo Huaxiang Electronic Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	85,499 USD	9,565
Ningbo Huaxiang Electronic Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	65,629 USD	7,706
Ningbo Orient Wires & Cables Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	135 USD	6
Ningbo Peacebird Fashion Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	26,676 USD	1,412
Ningbo Peacebird Fashion Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	10,683 USD	569
Ningbo Ronbay New Energy Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	526,295 USD	27,180
Ningbo Ronbay New Energy Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	383,896 USD	22,033
Ningbo Shanshan Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	852,695 USD	71,234
Ningbo Shanshan Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	641,706 USD	53,839
Ningbo Solartron Technology Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	53,400 USD	(609)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Solartron Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	$44,798 USD	$(537)
Ningbo Tuopu Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	43,247 USD	(3,277)
Ningbo Tuopu Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	42,615 USD	(2,645)
Ningxia Baofeng Energy Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	181,333 USD	(4,761)
Ningxia Baofeng Energy Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	134,805 USD	(2,270)
Ningxia Younglight Chemicals Co., Ltd.	06/23/21	M	0.48%	JPMorgan Chase Bank, N.A.	187,234 USD	8,630
Ningxia Younglight Chemicals Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	137,471 USD	5,920
Norfolk Southern Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,550,589 USD	25,009
Northeast Securities Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	25,113 USD	(135)
Northeast Securities Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	23,240 USD	(93)
Northking Information Technology Co., Ltd.	06/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	124,409 USD	1,187
Northking Information Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	87,362 USD	180
Northking Information Technology Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	25,415 USD	100
Northking Information Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	25,520 USD	94
Novavax, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,374,438 USD	237,844
Novoray Corp.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	50,934 USD	295
Novoray Corp.	06/24/21	M	0.49%	Credit Suisse International	34,804 USD	276
Nuance Communications, Inc.	04/14/23	M	0.60%	JPMorgan Chase Bank, N.A.	26,321,587 USD	(67,516)
Nuode Investment Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	899 USD	44
Nutanix, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	539,505 USD	16,290
Oak Street Health, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	10,490 USD	(6)
OKE Precision Cutting Tools Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,325 USD	(227)
OKE Precision Cutting Tools Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,326 USD	(228)
Okta, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	436,294 USD	(3,944)
Old Dominion Freight Line, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,220,857 USD	(841)
Ollie’s Bargain Outlet Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	480,941 USD	(8,635)
Omnicom Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	69,302 USD	770
ON Semiconductor Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,359,054 USD	164,774
ONEOK, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	195,161 USD	524
Onto Innovation, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	14,209 USD	765
Opendoor Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	380,479 USD	29,457
Oppein Home Group Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	208,547 USD	(11,935)
Oppein Home Group Inc.	07/02/21	M	0.49%	Credit Suisse International	158,199 USD	(8,801)
Opple Lighting Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	34,474 USD	90
Opple Lighting Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	45,550 USD	129
Org Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	70,343 USD	344
Org Technology Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	48,629 USD	373
Orient Securities Co., Ltd.	01/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	8,911 USD	(21)
Orient Securities Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	7,909 USD	(24)
Oshkosh Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	148,520 USD	4,165
Ovctek China Inc.	02/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	182,148 USD	(1,056)
Ovctek China Inc.	06/24/21	M	0.49%	Credit Suisse International	128,405 USD	763

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Overstock.com, inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$134,821 USD	$11,592
Owens & Minor, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	180,344 USD	(10,474)
Owens Corning	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	389,016 USD	4,151
PACCAR, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	79,017 USD	1,219
Pacific Biosciences of California, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	74,499 USD	13,101
Pacira BioSciences, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	618,873 USD	(2,182)
Packaging Corp. of America	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,331,930 USD	3,524
PacWest Bancorp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	79,899 USD	363
Pagseguro Digital Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	92,088 USD	1,242
Palo Alto Networks, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,873,892 USD	(1,985)
Pan American Silver Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,497,622 USD	(5,297)
Park Hotels & Resorts, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	30,878 USD	(705)
Patterson Cos., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	186,901 USD	(16,535)
PCI Technology Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	33,516 USD	1,003
PCI Technology Group Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	48,105 USD	1,439
PDC Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	237,832 USD	(5,951)
Pebblebrook Hotel Trust	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	40,503 USD	73
Pegasystems, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	10,803 USD	54
Pengdu Agriculture & Animal Husbandry Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	35 USD	—
Pengdu Agriculture & Animal Husbandry Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	4,672 USD	(61)
Pengxin International Mining Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	89,407 USD	565
Pengxin International Mining Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	59,979 USD	857
PennyMac Financial Services, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	577,263 USD	(14,809)
Penske Automotive Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	192,430 USD	2,183
Penumbra, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	628,119 USD	849
People’s United Financial, Inc.	02/24/23	M	0.60%	JPMorgan Chase Bank, N.A.	20,897,621 USD	(276,710)
PepsiCo, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,405,292 USD	33,586
Performance Food Group Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	548,811 USD	(6,402)
Petpal Pet Nutrition Technology Co., Ltd.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	32,630 USD	(1,452)
Petpal Pet Nutrition Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	24,482 USD	(1,228)
PetroChina Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	108,410 USD	1,214
PetroChina Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	80,217 USD	916
Pfizer, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	724,698 USD	1,837
PharmaBlock Sciences (Nanjing), Inc.	03/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	36,539 USD	(141)
PharmaBlock Sciences (Nanjing), Inc.	06/24/21	M	0.49%	Credit Suisse International	28,110 USD	173
Pharmaron Beijing Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	899 USD	41
Pharmaron Beijing Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,087 USD	96
Philip Morris International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,102,154 USD	20,326
Phreesia, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	394,245 USD	29,890

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Physicians Realty Trust	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$320,468 USD	$(10,246)
Ping An Bank Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	357 USD	(7)
Pingdingshan Tianan Coal. Mining Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	817 USD	(47)
Pingdingshan Tianan Coal. Mining Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	334 USD	(3)
Pinnacle Financial Partners, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	238,782 USD	2,073
Pnc Process Systems Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	109,587 USD	(142)
Pnc Process Systems Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	50,474 USD	1,434
Pnm Resources, Inc.	10/25/22	M	0.60%	JPMorgan Chase Bank, N.A.	24,889,712 USD	(71,244)
POCO Holding Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	618 USD	(55)
Polaris, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	37,267 USD	808
Poly Union Chemical Holding Group Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	2 USD	—
Portland General Electric Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	395,102 USD	(16,601)
Porton Pharma Solutions Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,799 USD	(4,309)
Porton Pharma Solutions Ltd.	06/24/21	M	0.49%	Credit Suisse International	38,645 USD	(2,960)
PotlatchDeltic Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	600,984 USD	8,859
PPD, Inc.	04/19/23	M	0.60%	JPMorgan Chase Bank, N.A.	27,311,054 USD	(118,000)
PPG Industries, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,410,097 USD	7,258
PPL Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	911,650 USD	(4,863)
Pra Health Sciences, Inc.	02/28/23	M	0.60%	JPMorgan Chase Bank, N.A.	29,032,608 USD	(396,923)
Primeton Information Technologies, Inc.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,624 USD	186
Primeton Information Technologies, Inc.	06/25/21	M	0.49%	Credit Suisse International	4,758 USD	(20)
Procter & Gamble Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,994,712 USD	33,859
PROG Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	19,919 USD	(41)
Prosperity Bancshares, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,094 USD	(11)
Proto Labs, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	477,987 USD	11,307
Proya Cosmetics Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,821 USD	128
PTC Therapuitcs, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,194,888 USD	(33,013)
PTC, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	527,587 USD	25,869
Public Service Enterprise Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,752,611 USD	(9,338)
Pulike Biological Engineering, Inc.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	91,391 USD	(4,234)
Pulike Biological Engineering, Inc.	06/24/21	M	0.49%	Credit Suisse International	68,384 USD	(3,105)
Pure Storage, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	74,011 USD	496
Purple Innovation, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	18,895 USD	(64)
PVH Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,542 USD	116
Q2 Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	270,855 USD	(8,250)
Qi An Xin Technology Group, Inc.	02/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	234 USD	(5)
Qifeng New Material Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	110,659 USD	(1,914)
Qifeng New Material Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	84,433 USD	(1,441)
Qingdao Eastsoft Communication Technology Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	235 USD	(16)
Qingdao Haier Biomedical Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	92,977 USD	4,617

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao Haier Biomedical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$98,292 USD	$1,856
Qingdao Hiron Commercial Cold Chain Co.,Ltd.	04/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	961 USD	(32)
Qingdao Hiron Commercial Cold Chain Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	962 USD	(33)
Qinghai Spring Medicinal Resources Technology Co., Ltd.	06/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	8,176 USD	1
Qinghai Spring Medicinal Resources Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	6,410 USD	(157)
QuakeSafe Technologies Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	298 USD	62
Qualtrics International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	262,235 USD	9,378
Qualys, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	175,026 USD	(3,450)
Quanta Services, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,644,563 USD	35,601
Quick Intelligent Equipment Co., Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	12,525 USD	3,560
Quick Intelligent Equipment Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	9,347 USD	2,478
QuMei Home Furnishings Group Co., Ltd.	03/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	201,303 USD	(13,848)
QuMei Home Furnishings Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	148,870 USD	(9,653)
Ralph Lauren Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	204,162 USD	827
Raven Industries, Inc.	06/23/23	M	0.59%	JPMorgan Chase Bank, N.A.	19,647,426 USD	63,169
Raytron Technology Co., Ltd. A	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,378 USD	47
Raytron Technology Co., Ltd. A	06/25/21	M	0.49%	Credit Suisse International	2,744 USD	160
Realcan Pharmaceutical Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	13,335 USD	(446)
Realcan Pharmaceutical Group Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	10,634 USD	(350)
Reata Pharmaceuticals, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	77,654 USD	2,311
Red Avenue New Materials Group Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	602,907 USD	791
Red Avenue New Materials Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	482,121 USD	468
Red Star Macalline Group Corp., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	84,123 USD	3,888
Red Star Macalline Group Corp., Ltd.	06/24/21	M	0.49%	Credit Suisse International	65,728 USD	3,061
Regal Beloit Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	983,211 USD	27,860
Regions Financial Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	560,906 USD	9,038
Reinsurance Group of America, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,019,722 USD	(15,724)
Reliance Steel & Aluminum Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	176,218 USD	(2,985)
RenaissanceRe Holdings Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	349,305 USD	10,393
Renewable Energy Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	66,283 USD	(2,010)
Repsol S.A	05/25/22	M	0.18%	Morgan Stanley Capital Services LLC	280,237 EUR	(6,604)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Restaurant Brands International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	$1,290,560 USD	$(14,519)
Rexford Industrial Realty, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	282,537 USD	(7,184)
Rexnord Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,134 USD	70
Riot Blockchain, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	352,700 USD	68,149
Ritchie Bros Auctioneers, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	222,491 USD	(309)
Robert Half International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	27,456 USD	125
RocKontrol Technology Group Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	63,277 USD	254
RocKontrol Technology Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	54,800 USD	188
Rollins, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	849,020 USD	10,289
Rongan Property Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	26,851 USD	(193)
Rongan Property Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	20,223 USD	(168)
Ronglian Group Ltd.	06/24/21	M	0.49%	Credit Suisse International	38 USD	(1)
Rongsheng Petrochemical Co., Ltd.	01/23/23	M	0.48%	JPMorgan Chase Bank, N.A.	184,198 USD	77
Rongsheng Petrochemical Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	137,791 USD	125
Royalty Pharma plc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	351,619 USD	(17,059)
RPM International, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,203,297 USD	(6,604)
Ruitai Materials Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,902 USD	(263)
Ruitai Materials Technology Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	8,082 USD	(179)
Ryder System, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	631,390 USD	3,983
S.F. Holding Co., Ltd.	04/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	51,257 USD	(2,013)
S.F. Holding Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	39,610 USD	(1,891)
Saia, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	271,036 USD	463
SAIC Motor Corp., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	64,964 USD	(21)
SAIC Motor Corp., Ltd.	06/25/21	M	0.49%	Credit Suisse International	26,556 USD	(34)
SailPoint Technologies Holding, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	174,365 USD	(3,332)
Sailun Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2 USD	—
Sailun Group Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	28 USD	—
Saimo Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	54 USD	1
Salesforce.Com, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,041,521 USD	(521)
Sanderson Farms, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	729,282 USD	(1,275)
Sangfor Technologies, Inc.	05/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,921 USD	95
Sangfor Technologies, Inc.	06/24/21	M	0.49%	Credit Suisse International	3,922 USD	94
Sansteel Minguang Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,128 USD	(17)
Sansteel Minguang Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,896 USD	(27)
Sanxiang Advanced Materials Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	9,117 USD	(147)
Sanxiang Advanced Materials Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,296 USD	(120)
Sanxiang Impression Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,667 USD	(38)
Sanxiang Impression Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,237 USD	(15)
Sany Heavy Industry Co., Ltd.	04/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,389 USD	211
Sany Heavy Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,926 USD	223

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sany Heavy Industry Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	$32,640 USD	$2,002
Sany Heavy Industry Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	29,928 USD	2,015
Schlumberger NV	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,922 USD	(232)
Schrodinger, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	80,314 USD	589
Scotts Miracle-Gro Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,619,547 USD	(25,556)
Sdic Capital Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	231,581 USD	(178)
Sdic Capital Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	171,427 USD	(141)
Seagen, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	15,197 USD	(40)
SEI Investments Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	13,631 USD	64
Selectquote Inc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	35,550 USD	(882)
Sempra Energy	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	880,681 USD	(18,899)
Service Corp. International/US	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	34,917 USD	935
Sg Micro Corp.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	36,640 USD	10,296
Sg Micro Corp.	06/24/21	M	0.49%	Credit Suisse International	26,374 USD	7,654
Shaanxi Construction Engineering Group Corp, Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,766 USD	(1,090)
Shaanxi Construction Engineering Group Corp, Ltd.	11/30/99	M	0.49%	Credit Suisse International	21,583 USD	(955)
Shaanxi Construction Machinery Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	88 USD	—
Shaanxi Road & Bridge Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,208 USD	(216)
Shaanxi Road & Bridge Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	6,834 USD	(154)
Shaanxi Xinghua Chemistry Co., Ltd.	06/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	183,081 USD	(716)
Shaanxi Xinghua Chemistry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	136,696 USD	(589)
Shan Xi Hua Yang Group New Energy Co.,Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,210,733 USD	56,815
Shan Xi Hua Yang Group New Energy Co.,Ltd.	07/02/21	M	0.49%	Credit Suisse International	908,774 USD	42,403
Shandong Bohui Paper Industry Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	131,626 USD	(5,599)
Shandong Bohui Paper Industry Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	105,453 USD	(4,469)
Shandong Bohui Paper Industry Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	4 USD	—
Shandong Buchang Pharmaceuticals Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,399 USD	126
Shandong Buchang Pharmaceuticals Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,057 USD	75
Shandong Chenming Paper Holdings Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	188,078 USD	(10,071)
Shandong Chenming Paper Holdings Ltd.	07/02/21	M	0.49%	Credit Suisse International	142,894 USD	(7,593)
Shandong Chiway Industry Development Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	9,677 USD	488
Shandong Chiway Industry Development Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	7,169 USD	351
Shandong Daye Co., Ltd.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	60,680 USD	61
Shandong Daye Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	45,221 USD	117

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Fiberglass Group Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	$1,474 USD	$37
Shandong Fiberglass Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,100 USD	33
Shandong Head Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	57,804 USD	(1,459)
Shandong Head Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	40,960 USD	(964)
Shandong Hi Speed Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,460 USD	13
Shandong Hi Speed Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,134 USD	7
Shandong Hi-Speed Road & Bridge Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	41,022 USD	(808)
Shandong Hi-Speed Road & Bridge Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	28,107 USD	(546)
Shandong Hualu-Hengsheng Chemical Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	233,308 USD	(1,585)
Shandong Hualu-Hengsheng Chemical Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	176,250 USD	(3,093)
Shandong Jincheng Pharmaceutical Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	92,813 USD	1,578
Shandong Jincheng Pharmaceutical Group Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	69,879 USD	1,135
Shandong Linglong Tyre Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	352 USD	7
Shandong Meichen Ecology & Environment Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	61,270 USD	(2,667)
Shandong Meichen Ecology & Environment Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	52,735 USD	(2,192)
Shandong Pharmaceutical Glass Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	329 USD	(3)
Shandong Rike Chemical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,541 USD	(32)
Shandong Rike Chemical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	4,766 USD	(27)
Shandong Shengli Co.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	913 USD	(33)
Shandong Shengli Co.	06/24/21	M	0.49%	Credit Suisse International	660 USD	(32)
Shandong Shida Shenghua Chemical Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,435 USD	471
Shandong Sito Biotechnology Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,898 USD	35
Shandong Sito Biotechnology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,593 USD	25
Shandong Sun Paper Industry JSC Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	187,941 USD	(2,819)
Shandong Sun Paper Industry JSC Ltd.	07/02/21	M	0.49%	Credit Suisse International	167,247 USD	(2,372)
Shandong Sunway Chemical Group Co., Ltd.	06/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	71,429 USD	109
Shandong Sunway Chemical Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	55,231 USD	10
Shandong Weida Machinery Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	614,625 USD	111,560

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Weida Machinery Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$463,194 USD	$83,506
Shandong WIT Dyne Health Co, Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	63,989 USD	1,146
Shandong WIT Dyne Health Co, Ltd.	06/24/21	M	0.49%	Credit Suisse International	73,194 USD	1,269
Shandong WIT Dyne Health Co., Ltd.	05/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	146,356 USD	3,398
Shandong WIT Dyne Health Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	83,652 USD	1,567
Shandong Xiantan Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,712 USD	(26)
Shandong Xiantan Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	10,853 USD	(21)
Shandong Xinneng Taishan Power Generation Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,502 USD	(579)
Shandong Xinneng Taishan Power Generation Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,859 USD	(267)
Shandong Yanggu Huatai Chemical Co., Ltd.	03/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	171,845 USD	(572)
Shandong Yanggu Huatai Chemical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	133,082 USD	(483)
Shanghai Ace Investment & Development Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	49,703 USD	(1,735)
Shanghai Ace Investment & Development Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	37,848 USD	(1,639)
Shanghai Amarsoft Information & Technology Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	71 USD	(1)
Shanghai Bailian Group Co.,Ltd.	02/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	48,472 USD	220
Shanghai Bailian Group Co.,Ltd.	06/30/21	M	0.49%	Credit Suisse International	16,452 USD	(180)
Shanghai Bairun Investment Holding Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	215,334 USD	18,111
Shanghai Bairun Investment Holding Group Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	145,542 USD	12,294
Shanghai Baolong Automotive Corp.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	61,961 USD	(1,897)
Shanghai Baolong Automotive Corp.	06/24/21	M	0.49%	Credit Suisse International	47,814 USD	(1,493)
Shanghai Baosight Software Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	236,967 USD	2,509
Shanghai Baosight Software Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	176,372 USD	1,659
Shanghai Beite Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	17,165 USD	(20)
Shanghai Beite Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	13,214 USD	(19)
Shanghai Belling Co., Ltd.	02/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	169 USD	5
Shanghai Bright Power Semiconductor Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,647 USD	9
Shanghai Chlor-Alkali Chemical Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	47,466 USD	2,239
Shanghai Chlor-Alkali Chemical Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	35,719 USD	1,383

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Daimay Automotive Interior Co., Ltd.	03/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	$6 USD	$—
Shanghai Daimay Automotive Interior Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	165 USD	(12)
Shanghai DragonNet Technology Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	278 USD	—
Shanghai Fengyuzhu Culture Technology Co., Ltd.	06/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	184,259 USD	(12,370)
Shanghai Fengyuzhu Culture Technology Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	140,195 USD	(10,284)
Shanghai Film Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	76 USD	(4)
Shanghai Flyco Electrical Appliance Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	651 USD	—
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,725 USD	(250)
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	3,901 USD	(249)
Shanghai Hanbell Precise Machinery Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	181,730 USD	14,904
Shanghai Hanbell Precise Machinery Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	137,022 USD	11,742
Shanghai Haohai Biological Technology Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,099 USD	294
Shanghai Haohai Biological Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	555 USD	125
Shanghai Huace Navigation Technology Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	85,802 USD	774
Shanghai Huace Navigation Technology Ltd.	06/24/21	M	0.49%	Credit Suisse International	64,590 USD	342
Shanghai Huayi Group Co., Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	194,202 USD	(2,010)
Shanghai Huayi Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	141,894 USD	(2,002)
Shanghai Industrial Development Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	17,340 USD	(41)
Shanghai Industrial Development Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	13,480 USD	(25)
Shanghai Jahwa United Co., Ltd.	02/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	131,434 USD	13,763
Shanghai Jahwa United Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	100,557 USD	11,133
Shanghai Jinjiang International Investment Management Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	132,407 USD	4,207
Shanghai Jinjiang International Investment Management Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	107,849 USD	3,205
Shanghai Kaichuang Marine International Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,334 USD	(170)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Kaichuang Marine International Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	$8,299 USD	$(139)
Shanghai Kehua Bio-Engineering co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	22 USD	1
Shanghai Kelai Mechatronics Engineeering Co. Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	59,218 USD	205
Shanghai Kelai Mechatronics Engineeering Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	48,489 USD	177
Shanghai Lianming Machinery Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	12,228 USD	(202)
Shanghai Lianming Machinery Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	9,036 USD	(154)
Shanghai Mechanical & Electrical Industry Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	81,064 USD	(587)
Shanghai Mechanical & Electrical Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	57,956 USD	(113)
Shanghai Medicilon, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	16,409 USD	(960)
Shanghai Medicilon, Inc.	06/24/21	M	0.49%	Credit Suisse International	13,423 USD	(791)
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	312,209 USD	39,155
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	216,199 USD	33,148
Shanghai New Culture Media Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	21,023 USD	(88)
Shanghai New Culture Media Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	18,155 USD	(62)
Shanghai New Huang Pu Industrial Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	6,248 USD	(68)
Shanghai New Huang Pu Industrial Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	4,794 USD	(54)
Shanghai Pharmaceuticals Holding Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	67,987 USD	(294)
Shanghai Pharmaceuticals Holding Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	55,189 USD	(250)
Shanghai Pudong Construction Co., Ltd.	02/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	40 USD	1
Shanghai Putailai New Energy Technology Co., Ltd.	04/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	198,940 USD	9,508
Shanghai Putailai New Energy Technology Co., Ltd.	07/01/21	M	0.49%	Credit Suisse International	142,147 USD	6,663
Shanghai Rongtai Health Technology Corp., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,014 USD	609
Shanghai Rongtai Health Technology Corp., Ltd.	11/30/99	M	0.00%	Credit Suisse International	10,982 USD	462
Shanghai Runda Medical Technology Co., Ltd	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	27,113 USD	52
Shanghai Runda Medical Technology Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	20,302 USD	33
Shanghai Sanyou Medical Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	67,133 USD	5,300

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Sanyou Medical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$56,312 USD	$4,351
Shanghai Shen Lian Biomedical Corp.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	42,893 USD	163
Shanghai Shen Lian Biomedical Corp.	06/24/21	M	0.49%	Credit Suisse International	31,945 USD	8
Shanghai Shimao Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,310 USD	4
Shanghai Shimao Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	3,092 USD	(28)
Shanghai Sinyang Semiconductor Materials Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	45,130 USD	(1,559)
Shanghai Sinyang Semiconductor Materials Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	26,888 USD	(595)
Shanghai SMI Holding Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	148 USD	(1)
Shanghai SMI Holding Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	2,694 USD	(17)
Shanghai Tianchen Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	45,461 USD	(666)
Shanghai Tianchen Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	33,678 USD	(583)
Shanghai Topcare Medical Services Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	233 USD	2
Shanghai Trendzone Construction Decoration Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,468 USD	40
Shanghai Wanye Enterprises Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	278,276 USD	(786)
Shanghai Wanye Enterprises Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	222,341 USD	950
Shanghai Weaver Network Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	821 USD	3
Shanghai Weihong Electronic Technology Co., Ltd.	06/30/23	M	0.00%	JPMorgan Chase Bank, N.A.	13,216 USD	192
Shanghai Weihong Electronic Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	10,108 USD	145
Shanghai Xinhua Media Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	31,554 USD	(353)
Shanghai Xinhua Media Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	24,243 USD	(285)
Shanghai Xintonglian Packaging Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	16,353 USD	(208)
Shanghai Xintonglian Packaging Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	12,066 USD	(159)
Shanghai Yahong Moulding Co., Ltd.	03/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	47 USD	(1)
Shanghai Yongli Belting Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	12,124 USD	299
Shanghai Zhangjiang Hi-Tech Park Development Co.,Ltd.	05/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	73,844 USD	(1,459)
Shanghai Zhangjiang Hi-Tech Park Development Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	49,795 USD	(1,161)
Shanxi C&Y Pharmaceutical Group Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,750 USD	317

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanxi C&Y Pharmaceutical Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	$8,715 USD	$236
Shanxi Coking Coal Energy Group Co., Ltd.	05/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	157,349 USD	(8,162)
Shanxi Coking Coal Energy Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	98,357 USD	4,838
Shanxi Guoxin Energy Corp.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	9,028 USD	(70)
Shanxi Guoxin Energy Corp.	11/30/99	M	0.00%	Credit Suisse International	7,209 USD	(55)
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	65 USD	(5)
Shanxi Lu’an Environmental EnergyDev. Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	293,487 USD	(11,280)
Shanxi Lu’an Environmental EnergyDev. Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	224,196 USD	(7,057)
Shanxi Taigang Stainless Steel Co., Ltd.	05/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	427,642 USD	18,759
Shanxi Taigang Stainless Steel Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	314,649 USD	17,109
Shanxi Yongdong Chemistry Industry Co., Ltd.	03/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	180,587 USD	(1,506)
Shanxi Yongdong Chemistry Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	131,394 USD	3,889
Shaw Communications, Inc.	03/17/23	M	0.96%	JPMorgan Chase Bank, N.A.	31,779,168 CAD	57,241
Shenergy Group Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	242 USD	(4)
Shenergy Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	194 USD	(4)
Shengyi Technology Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,370 USD	2,150
Shengyi Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	17,750 USD	1,452
Shenma Industry Co., Ltd.	03/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	109,401 USD	1,171
Shenma Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	80,186 USD	1,547
Shenwan Hongyuan Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	127,760 USD	(429)
Shenwan Hongyuan Group Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	86,629 USD	(293)
Shenzhen Aisidi Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	120 USD	4
Shenzhen Bestek Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	16,772 USD	106
Shenzhen Bestek Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	12,687 USD	75
Shenzhen Bingchuan Network Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,627 USD	(3)
Shenzhen Bingchuan Network Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	9,059 USD	3
Shenzhen Capchem Technology Co., Ltd.	02/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	603 USD	63
Shenzhen Chipscreen Biosciences Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	63 USD	8
Shenzhen Cotran New Material Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	26,214 USD	4
Shenzhen Cotran New Material Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	34,796 USD	(5)
Shenzhen Das Intellitech Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	18,512 USD	(624)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Das Intellitech Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	$3,182 USD	$(91)
Shenzhen Dawei Innovation Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	25,323 USD	25
Shenzhen Dawei Innovation Technology Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	22,527 USD	29
Shenzhen Desay Battery Technology Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,796 USD	221
Shenzhen Desay Battery Technology Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	5,626 USD	455
Shenzhen Desay Battery Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	335,032 USD	2,018
Shenzhen Desay Battery Technology Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	310,033 USD	2,166
Shenzhen Dynanonic Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	210,374 USD	13,543
Shenzhen Dynanonic Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	121,208 USD	9,943
Shenzhen Etmade Automatic Equipment Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	299 USD	—
Shenzhen Expressway Co., Ltd.	03/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	18,080 USD	138
Shenzhen Expressway Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	14,558 USD	152
Shenzhen Fine Made Electronics Group Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,148 USD	42,645
Shenzhen Fine Made Electronics Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	54,354 USD	36,307
Shenzhen Fortune Trend Technology Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,323 USD	124
Shenzhen Fortune Trend Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4,896 USD	458
Shenzhen Glory Medical Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	25 USD	(1)
Shenzhen H&T Intelligent Control Co.,Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	278,906 USD	5,998
Shenzhen H&T Intelligent Control Co.,Ltd.	07/02/21	M	0.00%	Credit Suisse International	226,348 USD	4,766
Shenzhen Heungkong Holding Co.,Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,122 USD	(38)
Shenzhen Heungkong Holding Co.,Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,548 USD	(27)
Shenzhen Hopewind Electric Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	72,992 USD	6,106
Shenzhen Hopewind Electric Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	60,546 USD	4,985
Shenzhen Huaqiang Industry Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	26,432 USD	2,356
Shenzhen Huaqiang Industry Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	22,314 USD	2,024
Shenzhen Huijie Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	44,990 USD	(1,075)
Shenzhen Huijie Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	33,267 USD	(809)
Shenzhen Infinova Ltd.	03/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	1 USD	—
Shenzhen Inovance Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	572,355 USD	58,024

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Inovance Technology Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	$433,079 USD	$42,262
Shenzhen Jinjia Group Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	199,527 USD	1,040
Shenzhen Jinjia Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	164,963 USD	694
Shenzhen JPT Opto - electronics Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	27,466 USD	1,274
Shenzhen JPT Opto - electronics Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	27,870 USD	1,293
Shenzhen Kaifa Technology Co., Ltd.	02/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	141 USD	10
Shenzhen Kangtai Biological Products Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	551 USD	49
Shenzhen Kedali Industry Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	235,577 USD	14,661
Shenzhen Kedali Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	156,191 USD	8,830
Shenzhen Kingdom Sci-Tech Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	184,488 USD	(6,822)
Shenzhen Kingdom Sci-Tech Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	137,118 USD	(5,712)
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	06/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	37,651 USD	326
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	35,651 USD	327
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	05/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	30,076 USD	419
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	15,639 USD	163
Shenzhen Laibao Hi-tech Co., Ltd.	04/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,403 USD	978
Shenzhen Laibao Hi-tech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	50,035 USD	979
Shenzhen Leaguer Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	107 USD	(4)
Shenzhen Lifotronic Technology Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	46,336 USD	(565)
Shenzhen Lifotronic Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	38,686 USD	(502)
Shenzhen Longood Intelligent Electric Co., Ltd.	05/16/23	M	0.48%	JPMorgan Chase Bank, N.A.	175 USD	14
Shenzhen Longood Intelligent Electric Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	132 USD	10
Shenzhen Microgate Technology Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	22,082 USD	1,229
Shenzhen Microgate Technology Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	16,698 USD	646
Shenzhen MinDe Electronics Technology Ltd.	06/24/21	M	0.49%	Credit Suisse International	425 USD	(6)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	216,782 USD	6,101

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	$158,413 USD	$5,035
Shenzhen Neoway Technology Co., Ltd.	02/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	87,084 USD	311
Shenzhen Neoway Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	64,074 USD	387
Shenzhen New Industries Biomedical Engineering Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	799 USD	(17)
Shenzhen New Industries Biomedical Engineering Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	488 USD	(11)
Shenzhen New Nanshan Holding (Group) Co.,Ltd,	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,688 USD	(8)
Shenzhen Qingyi Photomask Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	140,647 USD	6,163
Shenzhen Qingyi Photomask Ltd.	06/24/21	M	0.49%	Credit Suisse International	103,214 USD	4,691
Shenzhen Sunlord Electronics Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	826,146 USD	46,284
Shenzhen Sunlord Electronics Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	609,487 USD	38,534
Shenzhen Sunmoon Microelectronics Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,028 USD	2,804
Shenzhen Sunmoon Microelectronics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	6,030 USD	2,801
Shenzhen Sunnypol Optoelectronics Co., Ltd.	03/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	326,879 USD	30,072
Shenzhen Sunnypol Optoelectronics Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	244,110 USD	23,163
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	142 USD	(4)
Shenzhen Sunxing Light Alloys Materials Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,400 USD	(56)
Shenzhen Sunxing Light Alloys Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,136 USD	(61)
Shenzhen Tagen Group Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	170 USD	1
Shenzhen Tagen Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	170 USD	1
Shenzhen Textile Holdings Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	22,764 USD	836
Shenzhen Textile Holdings Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	14,327 USD	527
Shenzhen Topband Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	65,831 USD	(1,237)
Shenzhen Topband Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	50,212 USD	(654)
Shenzhen Transsion Holdings Co., Ltd.	06/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	164,070 USD	7,123
Shenzhen Transsion Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	135,859 USD	6,381

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Transsion Holdings Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	$124,084 USD	$19,096
Shenzhen Transsion Holdings Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	98,616 USD	15,027
Shenzhen TXD Technology Co., Ltd.	06/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	69,806 USD	(22)
Shenzhen TXD Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	60,226 USD	42
Shenzhen TXD Technology Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	113,701 USD	472
Shenzhen TXD Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	77,822 USD	607
Shenzhen United Winners Laser Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	27,770 USD	6,508
Shenzhen United Winners Laser Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	23,285 USD	5,457
Shenzhen Urovo Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	2 USD	—
Shenzhen Weiguang Biological Products Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	116 USD	2
Shenzhen Weiguang Biological Products Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	116 USD	2
Shenzhen World Union Group, Inc.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	309,216 USD	(4,777)
Shenzhen World Union Group, Inc.	07/02/21	M	0.49%	Credit Suisse International	225,065 USD	(5,156)
Shenzhen Yinghe Technology Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	338,009 USD	(10,014)
Shenzhen Yinghe Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	266,499 USD	(7,086)
Shenzhen Ysstech Infotech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	162 USD	5
Shenzhen YUTO Packaging Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	299 USD	(5)
Sherwin-Williams Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,064,631 USD	2,066
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	233 USD	6
Shopify, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,454,143 USD	(111,258)
Shuifa Energas Gas Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,496 USD	(222)
Shuifa Energas Gas Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	7,971 USD	(158)
Sichuan Chuanhuan Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	96 USD	(1)
Sichuan Chuanhuan Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	129 USD	(1)
Sichuan Dowell Science & Technology, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	66,771 USD	(315)
Sichuan Dowell Science & Technology, Inc.	06/24/21	M	0.49%	Credit Suisse International	50,335 USD	(389)
Sichuan EM Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	58,371 USD	3,257
Sichuan EM Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	43,313 USD	2,403
Sichuan Golden Summit Group	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	601 USD	(8)
Sichuan Golden Summit Group	11/30/99	M	0.49%	Credit Suisse International	431 USD	(8)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Goldstone Asia Pharmaceutical, Inc.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	$7,073 USD	$157
Sichuan Goldstone Asia Pharmaceutical, Inc.	11/30/99	M	0.00%	Credit Suisse International	4,715 USD	105
Sichuan Haowu Electromechanical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	6,412 USD	2
Sichuan Haowu Electromechanical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	4,708 USD	12
Sichuan Hebang Biotechnology Co., Ltd.	05/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	135,038 USD	12,783
Sichuan Hebang Biotechnology Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	97,630 USD	8,793
Sichuan Kelun Pharmaceutical Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	49,852 USD	(1,504)
Sichuan Kelun Pharmaceutical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	27,063 USD	255
Sichuan Languang Development Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	140 USD	(3)
Sichuan Languang Development Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	94 USD	(3)
Sichuan Meifeng Chemical Industry Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,309 USD	(32)
Sichuan Meifeng Chemical Industry Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	1,969 USD	(11)
Sichuan Xichang Electric Power Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	88 USD	5
Sichuan Xunyou Network Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	45,522 USD	60
Sichuan Xunyou Network Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	35,254 USD	28
Sichuan Zhenjing Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	212,850 USD	(9,869)
Sichuan Zhenjing Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	162,449 USD	(9,441)
Sieyuan Electric Co., Ltd.	03/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	108,800 USD	10,330
Sieyuan Electric Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	76,205 USD	7,186
Signature Bank	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	334,707 USD	1,342
Signet Jewelers Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	593,719 USD	35,150
Siltronic AG-Tend	02/24/23	M	0.05%	JPMorgan Chase Bank, N.A.	21,598,013 EUR	18,241
Silvergate Capital Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	704,391 USD	110,947
Sino Medical Sciences Technology, Inc.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	104,486 USD	(4,052)
Sino Medical Sciences Technology, Inc.	06/24/21	M	0.49%	Credit Suisse International	77,601 USD	(2,630)
Sino Wealth Electronic Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	175,757 USD	45,844
Sino Wealth Electronic Ltd.	06/24/21	M	0.49%	Credit Suisse International	131,412 USD	36,148
Sinodata Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	60,164 USD	(740)
Sinodata Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	44,775 USD	(646)
Sinolink Securities Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	42 USD	1
Sinoma International Engineering Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,344 USD	56
Sinoma International Engineering Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	2,932 USD	49

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sinoma Science & Technology Co., Ltd.	02/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	$39,543 USD	$7,034
Sinoma Science & Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	29,957 USD	6,089
Sinomine Resource Group Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	159,930 USD	12,545
Sinomine Resource Group Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	158,740 USD	12,361
Sinomine Resource Group Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	335,419 USD	19,152
Sinomine Resource Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	200,054 USD	15,465
Sinopec Shanghai Petrochemical Co., Ltd.	04/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	503,469 USD	5,239
Sinopec Shanghai Petrochemical Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	373,021 USD	4,873
Sinosteel Engineering & Technology Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,389 USD	(151)
Sinosteel Engineering & Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,464 USD	(109)
Sinosun Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	65,000 USD	2,939
Sinosun Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	48,888 USD	2,193
Sinotrans Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	61,370 USD	139
Sinotrans Ltd.	06/25/21	M	0.49%	Credit Suisse International	44,747 USD	583
SITE Centers Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	15,795 USD	(42)
SiteOne Landscape Supply, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	390,668 USD	5,739
Slack Technologies, Inc., Class A	12/06/22	M	0.35%	Goldman Sachs International	18,031,328 USD	(109,232)
SMART Global Holdings, Inc.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	517 USD	—
SMART Global Holdings, Inc.	11/30/99	M	0.49%	Credit Suisse International	516 USD	—
Snap-on, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	601,850 USD	9,901
Songcheng Performance Development Co., Ltd.	02/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	211 USD	—
Sonoco Products Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	37,604 USD	596
Sonos, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	711,138 USD	20,589
SonoScape Medical Corp.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	63,740 USD	(790)
SonoScape Medical Corp.	07/02/21	M	0.00%	Credit Suisse International	57,346 USD	(652)
Soochow Securities Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	3,163 USD	(66)
Sotera Health Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	138,820 USD	4,985
South State Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	441,919 USD	(9,409)
Southern Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,609,721 USD	(221,692)
Southwest Airlines, Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,923,367 USD	(436,774)
Southwest Gas Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,076,321 USD	29,913
Spectrum Brands Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	615,883 USD	18,005
Spring Airlines Co., Ltd.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	18,480 USD	13
Spring Airlines Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	8,003 USD	(78)
Sprout Social, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	200,521 USD	(1,651)
Square, Inc	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,126,125 USD	279,300
SS&C Technologies Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,480,764 USD	(25,680)
SSR Mining, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	204,097 USD	(304)
STAG Industrial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	126,542 USD	(403)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
State Grid Information & Telecommunication Group Co., Ltd.	02/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	$19,013 USD	$142
State Grid Information & Telecommunication Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	13,924 USD	214
Stericycle, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	290,781 USD	499
StoneCo Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,048,573 USD	(24,701)
STORE Capital Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	74,360 USD	(957)
Strait Innovation Internet Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	69 USD	9
Suez SA	05/19/23	M	0.05%	JPMorgan Chase Bank, N.A.	17,761,380 EUR	52,651
Sun Life Financial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	652,996 USD	9,963
Sungrow Power Supply Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	35,606 USD	4,388
Sungrow Power Supply Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32,396 USD	3,949
Suning Universal Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	16,578 USD	870
Suning Universal Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	11,137 USD	667
Sunrun, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	108,928 USD	(2,333)
Sunsea AIoT Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	32,193 USD	247
Sunsea AIoT Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	28,419 USD	216
Sunstone Hotel Investors, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	13,791 USD	(676)
Suntar Environmental Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	21,064 USD	213
Suntar Environmental Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	16,777 USD	166
Sunwoda Electronic Co., Ltd.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	331,893 USD	4,100
Sunwoda Electronic Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	243,430 USD	7,014
Sunyard Technology Co., Ltd.	05/16/23	M	0.48%	JPMorgan Chase Bank, N.A.	56 USD	(2)
Suplet Power Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	346 USD	58
Suplet Power Co., Ltd.	06/24/21	M	0.09%	Credit Suisse International	461 USD	77
Suzhou Dongshan Precision Manufacturing Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	25 USD	4
Suzhou Goldengreen Technologies Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	131 USD	(8)
Suzhou Harmontronics Automation Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	510 USD	14
Suzhou Harmontronics Automation Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	926 USD	78
Suzhou Hyc Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	28,022 USD	271
Suzhou Hyc Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	24,025 USD	238
Suzhou Jin Hong Shun Auto Parts Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,672 USD	(30)
Suzhou Jin Hong Shun Auto Parts Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	4,725 USD	(23)
Suzhou Jinfu Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	46,683 USD	(156)
Suzhou Jinfu Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	33,713 USD	(132)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Jinhong Gas Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	$ 72,630 USD	$2,669
Suzhou Jinhong Gas Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	65,613 USD	2,370
Suzhou Keda Technology Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	74,593 USD	(959)
Suzhou Keda Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	55,410 USD	(905)
Suzhou New District Hi-Tech Industrial Co., Ltd.	02/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	35 USD	(1)
Suzhou Shijia Science & Technology Inc.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	16,622 USD	108
Suzhou Shijia Science & Technology Inc.	11/30/99	M	0.00%	Credit Suisse International	13,460 USD	91
Suzhou SLAC Precision Equipment Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	19 USD	5
Suzhou TA&A Ultra Clean Technology Co., Ltd.	06/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	668,055 USD	47,773
Suzhou TA&A Ultra Clean Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	482,036 USD	47,587
Suzhou TFC Optical Communication Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	129,400 USD	(9,098)
Suzhou TFC Optical Communication Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	91,676 USD	(6,328)
Suzhou TZTEK Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	20,216 USD	70
Suzhou TZTEK Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	15,263 USD	35
Suzhou Yangtze New Materials Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,152 USD	214
Suzhou Yangtze New Materials Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	154 USD	15
Suzhou Zelgen Biopharmaceuticals Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	403 USD	(9)
Suzhou Zelgen Biopharmaceuticals Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	641 USD	(61)
SVB Financial Group	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	289,975 USD	(75)
Sykes Enterprises, Inc.	03/04/22	M	0.45%	Morgan Stanley Capital Services LLC	15,707,475 USD	(35,022)
Sykes Enterprises, Inc.	06/23/23	M	0.59%	JPMorgan Chase Bank, N.A.	7,703,421 USD	435
Synaptics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	32,946 USD	1,904
SYNNEX Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	247,077 USD	5,453
Synovus Financial Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	224,454 USD	(1,061)
Syoung Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	83,931 USD	(2,821)
Syoung Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	70,372 USD	(2,356)
Sysco Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	5,908,132 USD	32,668
T-Mobile U.S., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,110,111 USD	1,561
Tahoe Group Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	48,042 USD	(1,743)
Tahoe Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	36,691 USD	(1,323)
Taiji Computer Corp. Ltd	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	28,500 USD	(1,801)
Taiji Computer Corp. Ltd	06/24/21	M	0.49%	Credit Suisse International	15,176 USD	(957)
Tangel Culture Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	42,200 USD	(963)
Tangel Culture Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	32,689 USD	(761)
Tangshan Jidong Equipment and Engineering Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	42 USD	(1)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tangshan Port Group Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 148 USD	$2
Tangshan Port Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	110 USD	2
Tangshan Sanyou Chemical Industries Co., Ltd.	04/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	255,135 USD	7,707
Tangshan Sanyou Chemical Industries Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	187,523 USD	6,570
Tangshan Sunfar Silicon Industry Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	129,847 USD	31,439
Tangshan Sunfar Silicon Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	97,328 USD	24,551
Tanyuan Technology Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,580 USD	102
Tanyuan Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	11,595 USD	(73)
Tapestry, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	992,506 USD	20,926
Targa Resources Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	145,201 USD	(3,761)
TC Energy Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	264,522 USD	(8,553)
TCL Technology Group Corp.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	412,843 USD	(239)
TCL Technology Group Corp.	07/02/21	M	0.49%	Credit Suisse International	317,293 USD	360
TE Connectivity Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	109,661 USD	2,969
Tecnon (Fujian)Commercial Lighting Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	333,027 USD	12,905
Tecnon (Fujian)Commercial Lighting Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	246,870 USD	9,497
Tederic Machinery Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	16,425 USD	146
Tederic Machinery Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	12,172 USD	112
Teledyne Technologies, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	370,473 USD	(2,321)
Tenable Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,473,009 USD	(40,975)
Tengda Construction Group Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	248,775 USD	(5,865)
Tengda Construction Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	182,829 USD	(4,281)
Tetra Tech, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	987,224 USD	25,220
Texas Roadhouse, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	152,792 USD	5,841
TFI International Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	15,821 USD	(45)
TG Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	919,507 USD	23,711
Thalys Medical Technology Group, Inc.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	13,757 USD	849
Thalys Medical Technology Group, Inc.	11/30/99	M	0.49%	Credit Suisse International	11,206 USD	704
Thinkingdom Media Group Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,247 USD	(58)
Thinkingdom Media Group Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,243 USD	(54)
Thinkon Semiconductor Jinzhou Corp.	05/02/23	M	0.48%	JPMorgan Chase Bank, N.A.	311,358 USD	19,973
Thinkon Semiconductor Jinzhou Corp.	06/24/21	M	0.49%	Credit Suisse International	236,120 USD	14,038
Tiandi Science & Technology Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	181,958 USD	(4,566)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tiandi Science & Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$127,065 USD	$1,618
Tianfeng Securities Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	49,726 USD	67
Tianfeng Securities Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	37,674 USD	(66)
Tianjin 712 Communication & Broadcasting Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	89,508 USD	442
Tianjin 712 Communication & Broadcasting Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	75,610 USD	373
Tianjin Hi-Tech Development Co, Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,138 USD	114
Tianjin Hi-Tech Development Co, Ltd.	11/30/99	M	0.00%	Credit Suisse International	4,403 USD	99
Tianjin Jiuri New Material Co., Ltd.	06/05/23	M	0.48%	JPMorgan Chase Bank, N.A.	51,841 USD	868
Tianjin Jiuri New Material Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	45,978 USD	779
Tianjin Printronics Circuit Corp.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	4,892 USD	13
Tianjin Printronics Circuit Corp.	11/30/99	M	0.00%	Credit Suisse International	3,606 USD	8
Tianjin Realty Development (Group) Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,142 USD	(25)
Tianjin Realty Development (Group) Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	850 USD	(27)
Tianjin Ringpu Bio-Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	510 USD	(28)
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	43,061 USD	3,021
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	07/02/21	M	0.00%	Credit Suisse International	31,670 USD	2,239
Tianqi Lithium Corp.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,088 USD	1,269
Tianqi Lithium Corp.	06/24/21	M	0.49%	Credit Suisse International	13,656 USD	1,702
Tianze Information Industry, Inc.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,690 USD	(175)
Tianze Information Industry, Inc.	11/30/99	M	0.49%	Credit Suisse International	2,619 USD	(138)
Tianze Information Industry, Inc.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	418 USD	(20)
Tianze Information Industry, Inc.	06/24/21	M	0.49%	Credit Suisse International	445 USD	(32)
Tibet Tianlu Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	50 USD	(1)
Timken Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	974,982 USD	3,945
Titan Wind Energy (Suzhou) Co., Ltd.	03/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	43,775 USD	(802)
Titan Wind Energy (Suzhou) Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	32,709 USD	(580)
Tong Petrotech Corp.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,010 USD	(87)
Tong Petrotech Corp.	11/30/99	M	0.49%	Credit Suisse International	1,053 USD	(130)
Tonghua Dongbao Pharmaceutical Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	59,152 USD	1,063
Tonghua Dongbao Pharmaceutical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	43,940 USD	626

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tongkun Group Co., Ltd.	07/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	336,386 USD	$(1,215)
Tongkun Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	275,094 USD	(1,066)
Tongling Jingda Special Magnet Wire Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	19,253 USD	(97)
Tongling Jingda Special Magnet Wire Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	7,522 USD	(18)
Topchoice Medical Corp.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	63,603 USD	3,122
Topchoice Medical Corp.	06/24/21	M	0.49%	Credit Suisse International	42,123 USD	2,403
Topsec Technologies Group Inc.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	401,053 USD	1,602
Topsec Technologies Group Inc.	07/02/21	M	0.49%	Credit Suisse International	311,601 USD	(125)
Topsec Technologies Group Inc.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	30,741 USD	162
Topsec Technologies Group Inc.	06/24/21	M	0.49%	Credit Suisse International	15,142 USD	(150)
Toro Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,817,785 USD	56,987
Toronto-Dominion Bank	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	928,879 USD	(2,468)
Tractor Supply Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,167,541 USD	68,642
Tradeweb Markets, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	51,396 USD	101
Travelers Cos., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	28,541 USD	204
TreeHouse Foods, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,333,326 USD	(37,348)
Trex Co., Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	559,525 USD	10,705
Trina Solar Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	262,791 USD	(1,293)
Trina Solar Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	221,215 USD	(1,104)
TripAdvisor, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	169,693 USD	(2,408)
Troy Information Technology Co., Ltd.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	107 USD	(7)
Truist Financial Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,421,762 USD	44,436
Truking Technology Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	22,928 USD	(342)
Truking Technology Ltd.	11/30/99	M	0.49%	Credit Suisse International	9,686 USD	(131)
Tsinghua Tongfang Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	91,463 USD	(1,441)
Tsinghua Tongfang Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	67,853 USD	(1,187)
Tunghsu Azure Renewable Energy Co., Ltd.	02/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	37 USD	3
Tungkong, Inc.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	50,432 USD	(1,350)
Tungkong, Inc.	11/30/99	M	0.49%	Credit Suisse International	38,019 USD	(1,013)
Turning Point Therapeutics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,157,961 USD	(6,230)
Tus-Pharmaceutical Group Co, Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	7,035 USD	252
Tus-Pharmaceutical Group Co, Ltd.	07/02/21	M	0.00%	Credit Suisse International	5,205 USD	193
Twist Bioscience Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	732,310 USD	103,567
Two Harbors Investment Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	11,206 USD	(630)
Tyson Foods, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,466,145 USD	3,670
Ubisoft Entertainment	05/29/23	M	(0.08%)	MSCGP RESET -	20,858,885 EUR	452,181
UBS Group AG	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	41,251 USD	(662)
Ucap Cloud Information Technology Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,413 USD	12
Ucap Cloud Information Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	5,936 USD	25
Ucloud Technology Co., Ltd.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	144,985 USD	(3,638)
Ucloud Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	111,310 USD	(3,585)
UFP Industries, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	344,068 USD	10,088
Under Armour, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	762,425 USD	37,108

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Union Acquisition Corp. II	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,449,801 USD	$70,266
United States Steel, Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	26,387 USD	781
United Therapeutics Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,981,790 USD	15,043
UnitedHealth Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,475,368 USD	38,888
UniTTEC Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	113,510 USD	2,584
UniTTEC Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	82,852 USD	1,902
Universal Health Services, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	37,921 USD	4
Universal Scientific Industrial Co., Ltd.	02/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	93,026 USD	(9)
Universal Scientific Industrial Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	68,995 USD	(24)
Uroica Precision Information Engineering Co., Ltd.	04/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	35 USD	(1)
US Bancorp	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	678,198 USD	11,994
US Concrete, Inc.	06/09/23	M	0.60%	JPMorgan Chase Bank, N.A.	4,641,093 USD	(32)
US Foods Holding Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,317 USD	202
Vail Resorts, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	146,108 USD	(509)
Valiant Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	58,171 USD	3,192
Valiant Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	52,446 USD	2,864
Valley National Bancorp	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	10,035 USD	10
Varonis Systems, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	52,039 USD	(66)
Vats Liquor Chain Store Management Joint Stock Co., Ltd.	04/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	113,528 USD	(2,999)
Vats Liquor Chain Store Management Joint Stock Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	86,022 USD	(2,652)
VCANBIO Cell & Gene Engineering Corp. Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	189 USD	3
Velodyne Lidar, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	13,857 USD	(429)
VEREIT, Inc.	05/02/23	M	0.60%	JPMorgan Chase Bank, N.A.	25,545,776 USD	(660,994)
Vericel Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	26,076 USD	(3,711)
Verisk Analytics, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	876,824 USD	(952)
Verizon Communications, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,277,556 USD	(20,924)
Vertiv Holdings Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	153,069 USD	2,213
VICI Properties, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	264,183 USD	(8,330)
Vir Biotechnology, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	87,730 USD	305
Virtu Financial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	783,320 USD	(25,540)
Vishay Intertechnology, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	83,934 USD	4,304
Vornado Realty Trust	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	39,563 USD	(1,200)
Voya Financial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,808,925 USD	18,670
Walgreens Boots Alliance, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,252,604 USD	16,402
Walmart, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	7,463,802 USD	194,289
Walt Disney Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	6,266,267 USD	64,089
Wanda Film Holding Co., Ltd.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	723 USD	10
Wanda Film Holding Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	359 USD	8
Wangfujing Group Co., Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	904 USD	(10)
Wangfujing Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	904 USD	(11)
Wanhua Chemical Group Co.,Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	194,411 USD	7,686
Wanhua Chemical Group Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	149,152 USD	5,789

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wanma Technology Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,342 USD	$(465)
Wanma Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	4,800 USD	(315)
Waste Connections, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,513,253 USD	(11,075)
Waste Management, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,462,129 USD	15,016
Watsco, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,614,958 USD	29,209
Webster Financial Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	36,807 USD	(856)
WEC Energy Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,581,947 USD	(48,562)
Wedge Industrial Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	220 USD	(18)
Weifu High-Technology Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	49,977 USD	(9)
Weifu High-Technology Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	40,638 USD	(19)
Weingarten Realty Investors	04/19/23	M	0.60%	JPMorgan Chase Bank, N.A.	24,143,010 USD	(60,076)
Welbilt, Inc.	04/25/23	M	0.60%	JPMorgan Chase Bank, N.A.	20,258,257 USD	(846,889)
Werner Enterprises, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	100,648 USD	768
West Fraser Timber Co., Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	780,963 USD	10,742
Western Alliance Bancorp	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,304,319 USD	(10,918)
Western Mining Co., Ltd.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	180,534 USD	1,330
Western Mining Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	136,183 USD	1,553
Western Securities Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	13 USD	—
Western Superconducting Technologies Co.,Ltd.	02/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	341,756 USD	13,845
Western Superconducting Technologies Co.,Ltd.	07/02/21	M	0.49%	Credit Suisse International	267,813 USD	12,420
Western Union Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,414,128 USD	(64,756)
Westlake Chemical Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,209,652 USD	(5,329)
Westone Information Industry, Inc.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	187 USD	(6)
Westrock Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	40,387 USD	(259)
WEX, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,370,764 USD	(37,120)
Weyerhaeuser Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,109,456 USD	18,733
Whirlpool (China) Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	41,170 USD	193
Whirlpool (China) Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	30,511 USD	155
Whirlpool Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	605,087 USD	9,076
Will Semiconductor Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	101,762 USD	12,857
Will Semiconductor Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	33,329 USD	6,538
Willfar Information Technology Co.,Ltd.	03/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	704 USD	20
Willfar Information Technology Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	242 USD	2
Williams Cos Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	115,159 USD	2,033
Williams-Sonoma, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,902,574 USD	61,280
Willis Towers Watson Plc	03/11/22	M	0.60%	JPMorgan Chase Bank, N.A.	10,907,770 USD	(7,582)
Willis Towers Watson Plc	03/04/22	M	0.45%	Morgan Stanley Capital Services LLC	15,327,226 USD	(10,654)
WillScot Mobile Mini Holdings Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	1,744,582 USD	(31,246)
Wintrust Financial Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	86,381 USD	(1,903)
Wiscom System Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,452 USD	(161)
Wiscom System Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	12,447 USD	(141)
Wisesoft Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,585 USD	1,581
Wisesoft Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	7,113 USD	1,198
Wix.com Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	226,746 USD	(3,521)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wolong Electric Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	230,302 USD	$6,410
Wolong Electric Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	173,520 USD	5,146
Wonders Information Co., Ltd.	03/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	31,359 USD	(1,097)
Wonders Information Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	23,471 USD	(875)
Workday, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,855,406 USD	37,092
World Wrestling Entertainment, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	883,976 USD	1,683
WR Berkley Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,031,239 USD	2,561
Wuchan Zhongda Group Co.,Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,642 USD	(2,090)
Wuchan Zhongda Group Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	6,726 USD	(1,367)
Wuhan DR Laser Technology Corp., Ltd.	06/30/21	M	0.49%	Credit Suisse International	925 USD	—
Wuhan East Lake High Technology Group Co, Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	36,764 USD	(206)
Wuhan East Lake High Technology Group Co, Ltd.	11/30/99	M	0.00%	Credit Suisse International	27,706 USD	(172)
Wuhan EasyDiagnosis Biomedicine Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	179,046 USD	6,689
Wuhan EasyDiagnosis Biomedicine Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	135,405 USD	5,028
Wuhan Jingce Electronic Gr A	03/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	336,502 USD	19,928
Wuhan Jingce Electronic Gr A	07/02/21	M	0.49%	Credit Suisse International	251,594 USD	15,483
Wuhan P+S Information Tech A	06/24/21	M	0.49%	Credit Suisse International	8 USD	—
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	117,001 USD	4,801
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	97,248 USD	3,865
Wuhan Xingtu Xinke Electronics Co., Ltd.	07/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,204 USD	(58)
Wuhan Xingtu Xinke Electronics Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	2,220 USD	(74)
Wuliangye Yibin Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	27,398 USD	264
Wuliangye Yibin Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	18,335 USD	106
Wuxi Acryl Technology Co.,Ltd.	11/30/99	M	0.49%	Credit Suisse International	669 USD	136
Wuxi Apptec Co., Ltd.	03/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	49,674 USD	3,158
Wuxi Apptec Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	32,461 USD	2,436
Wuxi Autowell Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	69,667 USD	3,629
Wuxi Autowell Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	54,779 USD	2,896
Wuxi Delinhai Environmental Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	914 USD	10
Wuxi Huaguang Environment & Energy Group Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	122,258 USD	1,598

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuxi Huaguang Environment & Energy Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	90,595 USD	$1,643
Wuxi Lead Intelligent Equipment Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	556 USD	(7)
Wuxi Lead Intelligent Equipment Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	19 USD	—
Wuxi Longsheng Technology Co.,Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	47 USD	2
Wuxi NCE Power Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,440 USD	466
Wuxi NCE Power Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	3,441 USD	465
Wuxi Xuelang Environmental Technology Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	32 USD	(1)
Wuxi Xuelang Environmental Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	81 USD	(3)
Ww Grainger, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	451,269 USD	(5,823)
Wyndham Hotels & Resorts, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	515,243 USD	980
Xcel Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	2,932,194 USD	(40,589)
Xi An Global Printing Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	60 USD	(1)
Xi’an Bright Laser Technologies Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	5,370 USD	415
Xi’an Bright Laser Technologies Co.,Ltd.	01/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,253 USD	284
Xi’an Qujiang Cultural Tourism Co., Ltd.	04/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,772 USD	73
Xi’an Qujiang Cultural Tourism Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,450 USD	67
Xiamen Amoytop Biotech Co., Ltd.	06/30/23	M	0.00%	JPMorgan Chase Bank, N.A.	20,340 USD	(423)
Xiamen Amoytop Biotech Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	15,456 USD	(304)
Xiamen C & D, Inc.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,381 USD	7
Xiamen C & D, Inc.	06/24/21	M	0.49%	Credit Suisse International	2,633 USD	—
Xiamen Comfort Science & Technology Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	300 USD	(2)
Xiamen Comfort Science & Technology Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	190 USD	20
Xiamen Faratronic Co., Ltd.	03/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	249,712 USD	14,979
Xiamen Faratronic Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	160,211 USD	10,857
Xiamen Intretech, Inc.	03/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,426 USD	(127)
Xiamen Intretech, Inc.	06/24/21	M	0.49%	Credit Suisse International	4,283 USD	(128)
Xiamen Kingdomway Group Co.	06/24/21	M	0.49%	Credit Suisse International	140 USD	(2)
Xiamen Sunrise Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,201 USD	83
Xiamen Sunrise Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	8,563 USD	73
Xiamen Tungsten Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	455,940 USD	24,075
Xiamen Tungsten Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	413,530 USD	21,858
Xiamen XindeCo., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,527 USD	(127)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen XindeCo., Ltd.	11/30/99	M	0.49%	Credit Suisse International	8,938 USD	$(101)
Xianhe Co., Ltd.	04/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	324,130 USD	36,377
Xianhe Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	250,497 USD	28,852
Xilinx, Inc.	10/31/22	M	0.60%	JPMorgan Chase Bank, N.A.	22,735,283 USD	3,050,268
Xinjiang Winka Times Department Stores Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	2,621 USD	(1)
Xinjiang Winka Times Department Stores Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	2,005 USD	(1)
Xinjiang Zhongtai Chemical Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	281,781 USD	15,601
Xinjiang Zhongtai Chemical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	208,540 USD	12,772
Xinxiang Chemical Fiber Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	675,769 USD	46,510
Xinxiang Chemical Fiber Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	522,818 USD	32,459
Xinxing Ductile Iron Pipes Co.,Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,151 USD	(564)
Xinxing Ductile Iron Pipes Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	10,349 USD	(274)
Xinyu Iron & Steel Co., Ltd.	04/25/23	M	0.48%	JPMorgan Chase Bank, N.A.	167,212 USD	(624)
Xinyu Iron & Steel Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	125,354 USD	(566)
XP, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	890,804 USD	(27,513)
Yabao Pharmaceutical Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,120 USD	19
Yabao Pharmaceutical Group Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	2,143 USD	47
Yandex NV	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	108,656 USD	3,553
Yangguang Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	269 USD	1
Yangguang Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	323 USD	1
Yangling Metron New Material, Inc.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,222 USD	83
Yangling Metron New Material, Inc.	06/24/21	M	0.49%	Credit Suisse International	1,223 USD	82
Yangmei Chemical Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	182,204 USD	2,784
Yangmei Chemical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	136,856 USD	2,877
Yangzhou Chenhua New Material Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	117,961 USD	12,004
Yangzhou Chenhua New Material Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	86,234 USD	8,811
Yangzhou Yangjie Electronic Technology Co., Ltd	03/17/23	M	0.48%	JPMorgan Chase Bank, N.A.	99,253 USD	10,370
Yangzhou Yangjie Electronic Technology Co., Ltd	06/24/21	M	0.49%	Credit Suisse International	72,326 USD	10,125
Yangzhou Yaxing Motor Coach Co, Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	54,068 USD	1,391
Yangzhou Yaxing Motor Coach Co, Ltd.	07/02/21	M	0.49%	Credit Suisse International	41,568 USD	1,093
Yankershop Food Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	906 USD	(11)
Yankershop Food Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	187 USD	(2)
Yantai Changyu Pioneer Wine Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	168 USD	(1)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yantai Dongcheng Pharmaceutical Co. Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	56,067 USD	$(2,178)
Yantai Dongcheng Pharmaceutical Co. Ltd.	06/30/21	M	0.49%	Credit Suisse International	41,372 USD	(1,590)
Yantai Eddie Precision Machinery Co., Ltd.	04/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	160,815 USD	7,674
Yantai Eddie Precision Machinery Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	120,674 USD	5,784
Yantai Jereh Oilfield Service Group Co., Ltd.	05/16/23	M	0.48%	JPMorgan Chase Bank, N.A.	110,886 USD	3,952
Yantai Jereh Oilfield Service Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	82,354 USD	4,120
Yantai Tayho Advanced materials Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	22 USD	—
Yantai Zhenghai Bio Tech Co., Ltd.	03/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	257,977 USD	23,124
Yantai Zhenghai Bio Tech Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	194,960 USD	17,105
Yanzhou Coal Mining Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	195,065 USD	6,044
Yanzhou Coal Mining Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	146,274 USD	4,677
Yingkou Jinchen Machinery Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	79,434 USD	23,978
Yingkou Jinchen Machinery Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	59,303 USD	17,593
Yintai Gold Co., Ltd.	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	48 USD	(1)
Yonggao Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	60 USD	4
YongXing Special Materials Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	304,249 USD	(3,689)
YongXing Special Materials Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	253,962 USD	(3,036)
Yonyou Network Technology Co., Ltd.	06/23/21	M	0.48%	JPMorgan Chase Bank, N.A.	43,449 USD	42
Yonyou Network Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	33,775 USD	59
Yorhe Fluid Intelligent Control Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	18,931 USD	511
Yorhe Fluid Intelligent Control Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	15,930 USD	443
Youon Technology Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	14,640 USD	(560)
Youon Technology Co., Ltd.	06/25/21	M	0.00%	Credit Suisse International	7,155 USD	(451)
Yuhuan CNC Machine Tool Co., Ltd.	06/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	114,251 USD	459
Yuhuan CNC Machine Tool Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	87,112 USD	346
Yunda Holding Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	103 USD	2
Yunnan Aluminium Co., Ltd.	05/16/23	M	0.48%	JPMorgan Chase Bank, N.A.	146,578 USD	1,863
Yunnan Aluminium Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	95,991 USD	3,644
Yunnan Yuntianhua Co., Ltd.	03/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	382,264 USD	2,337
Yunnan Yuntianhua Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	280,819 USD	9,479
Yusys Technologies Co., Ltd.	03/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	53 USD	2

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zbom Home Collection Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 319,611 USD	$(24,285)
Zbom Home Collection Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	234,668 USD	(14,782)
Zendesk, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,296,737 USD	(45,046)
Zhangjiagang Guangda Special Material Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	857 USD	(44)
Zhangjiagang Guangda Special Material Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	418 USD	(21)
Zhe Kuang Heavy Industry Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	8,126 USD	(296)
Zhe Kuang Heavy Industry Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	6,653 USD	(247)
Zhejiang Baida Precision Manufacturing Corp.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,461 USD	(169)
Zhejiang Baida Precision Manufacturing Corp.	11/30/99	M	0.49%	Credit Suisse International	4,560 USD	(122)
Zhejiang Cfmoto Power Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	183,414 USD	(4,825)
Zhejiang Cfmoto Power Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	138,730 USD	(3,675)
Zhejiang Cheng Yi Pharmaceutical Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,054 USD	20
Zhejiang Cheng Yi Pharmaceutical Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	801 USD	4
Zhejiang China Light & Textile Industrial City Group Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	95 USD	—
Zhejiang China Light & Textile Industrial City Group Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	666 USD	(5)
Zhejiang Dayuan Pumps Industrial Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,279 USD	400
Zhejiang Dayuan Pumps Industrial Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	8,609 USD	305
Zhejiang Dibay Electric Co., Ltd.	05/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	9,673 USD	50
Zhejiang Dibay Electric Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	7,330 USD	28
Zhejiang Double Arrow Rubber Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	84 USD	1
Zhejiang Double Arrow Rubber Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	19 USD	—
Zhejiang Fenglong Electric Co., Ltd.	01/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	321 USD	(35)
Zhejiang Garden Bio-chemical High-tech Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	26,125 USD	534
Zhejiang Garden Bio-chemical High-tech Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	21,374 USD	438
Zhejiang Guangsha Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	26,047 USD	(67)
Zhejiang Guangsha Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	19,448 USD	(69)
Zhejiang Hailide New Material Co., Ltd.	04/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,183 USD	238

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Hailide New Material Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$ 2,794 USD	$185
Zhejiang HangKe Technology, Inc.	03/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	408,971 USD	5,108
Zhejiang HangKe Technology, Inc.	07/02/21	M	0.49%	Credit Suisse International	309,530 USD	3,887
Zhejiang Henglin Chair Industry Co. Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	442 USD	(25)
Zhejiang Henglin Chair Industry Co. Ltd.	06/24/21	M	0.49%	Credit Suisse International	467 USD	(26)
Zhejiang Huace Film & Television Co., Ltd.	04/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	113,771 USD	(2,361)
Zhejiang Huace Film & Television Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	83,859 USD	(1,492)
Zhejiang Huatie Emergency Equipment Science & Technology Co.,Ltd.	03/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	61 USD	9
Zhejiang Huatie Emergency Equipment Science & Technology Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	63 USD	9
Zhejiang Huatong Meat Products Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	14,461 USD	(98)
Zhejiang Huatong Meat Products Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	10,654 USD	(57)
Zhejiang Jianfeng Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	56,233 USD	(242)
Zhejiang Jianfeng Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	41,761 USD	(183)
Zhejiang Jinghua Laser Technology Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	10,318 USD	33
Zhejiang Jinghua Laser Technology Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,854 USD	22
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	02/07/23	M	0.48%	JPMorgan Chase Bank, N.A.	37,621 USD	1,613
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	35,997 USD	1,518
Zhejiang Jingxin Pharmaceutical Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	26 USD	—
Zhejiang Jiuli Hi-Tech Metals Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,051 USD	181
Zhejiang Jiuli Hi-Tech Metals Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	1,039 USD	77
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	338,607 USD	(5,202)
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	441,373 USD	(7,559)
Zhejiang Medicine Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	74,264 USD	317
Zhejiang Medicine Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	60,311 USD	271
Zhejiang Meida Industrial Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	183,237 USD	(3,307)
Zhejiang Meida Industrial Co., Ltd.	07/02/21	M	0.00%	Credit Suisse International	147,520 USD	(2,671)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Orient Gene Biotech Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	$ 5,750 USD	$649
Zhejiang Orient Gene Biotech Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	4,783 USD	537
Zhejiang Runtu Co., Ltd.	03/01/23	M	0.48%	JPMorgan Chase Bank, N.A.	140 USD	(3)
Zhejiang Runtu Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	140 USD	(3)
Zhejiang Satellite Petrochemical Co Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	190,944 USD	3,992
Zhejiang Satellite Petrochemical Co Ltd.	07/02/21	M	0.00%	Credit Suisse International	170,277 USD	3,795
Zhejiang Semir Garment Co Ltd.	03/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	159,281 USD	6,428
Zhejiang Semir Garment Co Ltd.	06/25/21	M	0.49%	Credit Suisse International	114,306 USD	3,133
Zhejiang Shapuaisi Pharmaceutical Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	161 USD	(25)
Zhejiang Stary Pharmaceutical Co., Ltd.	02/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	119 USD	(23)
Zhejiang Sunriver Culture Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	24,457 USD	(304)
Zhejiang Sunriver Culture Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	18,152 USD	(235)
Zhejiang Supor Co., Ltd.	04/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	185,127 USD	(1,500)
Zhejiang Supor Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	141,858 USD	(910)
Zhejiang Three Stars New Materials Co., Ltd.	05/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	91 USD	(2)
Zhejiang Three Stars New Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	91 USD	(2)
Zhejiang Tiancheng Controls Co., Ltd.	04/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	113,973 USD	(2,800)
Zhejiang Tiancheng Controls Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	83,937 USD	(1,646)
Zhejiang Tiantie Industry Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	185,547 USD	3,810
Zhejiang Tiantie Industry Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	163,768 USD	3,267
Zhejiang Tieliu Clutch Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	75 USD	(2)
Zhejiang Wansheng Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	80,140 USD	1,060
Zhejiang Wansheng Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	77,607 USD	931
Zhejiang Wansheng Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	190,470 USD	3,245
Zhejiang Wansheng Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	123,499 USD	1,448
Zhejiang Wazam New Materials Co., Ltd.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	320,589 USD	11,766
Zhejiang Wazam New Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	245,871 USD	10,872
Zhejiang Weiming Environmental Protection Co., Ltd.	02/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	170 USD	7
Zhejiang Weiming Environmental Protection Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	201 USD	7
Zhejiang Weixing New Building Materials Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,683 USD	(83)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Weixing New Building Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	$1,445 USD	$(75)
Zhejiang Windey Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	27,119 USD	(909)
Zhejiang Windey Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	23,028 USD	(763)
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	06/21/23	M	0.48%	JPMorgan Chase Bank, N.A.	520,181 USD	5,815
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	389,371 USD	4,714
Zhejiang Yangfan New Materials Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	40,772 USD	980
Zhejiang Yangfan New Materials Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	30,116 USD	725
Zhejiang Yasha Decoration Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	43 USD	6
Zhejiang Yonggui Electric Equipment Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	9,647 USD	114
Zhejiang Yonggui Electric Equipment Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	7,134 USD	86
Zhejiang Yongjin Metal Technology Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	104,063 USD	3,050
Zhejiang Yongjin Metal Technology Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	77,450 USD	2,289
Zhejiang Zhongxin Fluoride Materials Co., Ltd.	05/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	86,966 USD	5,254
Zhejiang Zhongxin Fluoride Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	66,719 USD	3,855
Zhejiang Zomax Transmission Co., Ltd.	11/30/99	M	0.49%	Credit Suisse International	728 USD	(4)
Zhengzhou Coal Mining Machinery Group Co., Ltd.	02/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	126 USD	9
Zhewen Interactive Group Co., Ltd.	04/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	182,709 USD	(6,492)
Zhewen Interactive Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	134,438 USD	(5,086)
Zhongda Leader	02/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	36,251 USD	232
Zhongda Leader	06/24/21	M	0.49%	Credit Suisse International	24,781 USD	71
Zhongfu Information, Inc.	01/25/23	M	0.48%	JPMorgan Chase Bank, N.A.	125,023 USD	(3,159)
Zhongfu Information, Inc.	07/02/21	M	0.49%	Credit Suisse International	99,010 USD	(2,724)
Zhongji Innolight Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	24 USD	—
Zhongji Innolight Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	45,178 USD	129
Zhongjin Gold Corp.	03/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	94 USD	(2)
Zhongmin Energy Co., Ltd.	05/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	101,563 USD	(3,856)
Zhongmin Energy Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	75,546 USD	(3,145)
Zhongshan Public Utilities Group Co.,Ltd.	03/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,403 USD	(13)
Zhongshan Public Utilities Group Co.,Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,275 USD	(12)
Zhongxing Shenyang Commercial Building Group Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	5,095 USD	(97)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhongxing Shenyang Commercial Building Group Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	$3,803 USD	$(73)
Zhongyin Babi Food Co., Ltd.	05/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,089 USD	(89)
Zhongyin Babi Food Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	1,090 USD	(89)
Zhuhai Bojay Electronics Co., Ltd.	06/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	172,088 USD	13,134
Zhuhai Bojay Electronics Co., Ltd.	06/25/21	M	0.49%	Credit Suisse International	130,191 USD	10,087
Zhuhai Enpower Electric Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	13,913 USD	489
Zhuhai Enpower Electric Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	11,218 USD	414
Zhuhai Port Co., Ltd.	06/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	91 USD	3
Zhuhai Port Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	91 USD	3
Zhuhai Rundu Pharmaceutical Co., Ltd.	07/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	43,956 USD	239
Zhuhai Rundu Pharmaceutical Co., Ltd.	11/30/99	M	0.00%	Credit Suisse International	33,545 USD	163
ZhuhaiOrbita Aerospace Science & Technology Co., Ltd.	06/12/23	M	0.48%	JPMorgan Chase Bank, N.A.	303 USD	(15)
ZhuhaiOrbita Aerospace Science & Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,579 USD	9
Zhuzhou Feilu High-Tech Materials Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	56 USD	1
Zhuzhou Hongda Electronics Corp.,Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	199,780 USD	(7,809)
Zhuzhou Hongda Electronics Corp.,Ltd.	07/02/21	M	0.49%	Credit Suisse International	151,806 USD	(7,803)
Zhuzhou Huarui Precision Cutting Tools Co., Ltd.	05/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,476 USD	(279)
Zhuzhou Huarui Precision Cutting Tools Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	2,794 USD	(144)
Zhuzhou Kibing Group Co., Ltd.	04/14/23	M	0.48%	JPMorgan Chase Bank, N.A.	533,342 USD	24,195
Zhuzhou Kibing Group Co., Ltd.	07/02/21	M	0.49%	Credit Suisse International	453,379 USD	23,730
Zhuzhou Times New Material Technology Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	75 USD	—
Zibo Qixiang Tengda Chemical Co., Ltd.	06/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	175,580 USD	12,984
Zibo Qixiang Tengda Chemical Co., Ltd.	06/30/21	M	0.49%	Credit Suisse International	133,201 USD	9,863
Zijin Mining Group Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	59,373 USD	(282)
Zijin Mining Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	47,771 USD	(231)
Zillow Group, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	3,157,845 USD	257,960
ZIM Integrated Shipping Services Ltd.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	64,354 USD	884
Zimmer Biomet Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	647,672 USD	(3,909)
Zions Bancorp, NA.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	12,801 USD	44
ZJAMP Group Co., Ltd.	04/24/23	M	0.48%	JPMorgan Chase Bank, N.A.	68,930 USD	(101)
ZJAMP Group Co., Ltd.	06/24/21	M	0.49%	Credit Suisse International	52,351 USD	(377)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ZJBC Information Technology Co., Ltd.	03/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	$13 USD	$(1)
Zoom Video Communications, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,334,995 USD	208,737
Zscaler, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	947,417 USD	(14,686)
Zte Corp.	03/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	126,345 USD	168
Zte Corp.	06/24/21	M	0.49%	Credit Suisse International	90,302 USD	(303)
Zynga, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	800,221 USD	11,454

Total Buys						$16,356,981

Sells
A. O. Smith Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$1,741,000 USD	$(67,057)
Abbott Laboratories	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,716,419 USD	44,812
Abercrombie & Fitch Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,055,089 USD	(90,664)
Academy Sports & Outdoors, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,016,817 USD	(33,359)
Accolade, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	112,977 USD	(748)
Activision Blizzard, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,552,356 USD	2,922
Acuity Brands, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	886,990 USD	(7,574)
Adaptive Biotechnologies Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	40,159 USD	(987)
Adobe, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,263,573 USD	(185,767)
Advance Auto Parts, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,994,737 USD	(60,676)
Advance Auto Parts, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,117,699 USD	(460,594)
Advanced Drainage Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	416,290 USD	(17,933)
Advanced Energy Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	767,261 USD	(7,170)
Advanced Micro Devices	10/31/22	M	0.22%	JPMorgan Chase Bank, N.A.	23,096,624 USD	(3,171,276)
Aflac, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	20,538 USD	(228)
Agilent Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,891,983 USD	(37,103)
Akamai Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,870,231 USD	(32,799)
Albemarle Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	197,649 USD	(6,861)
Alcoa Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	894,596 USD	15,925
Alexandria Real Estate Equities, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,384,116 USD	56,739
Alexion Pharmaceuticals, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,349,072 USD	(118,005)
Alleghany Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	223,114 USD	2,314
Allegion PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	34,076 USD	(331)
Alliant Energy Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	971,410 USD	26,668
Allscripts Healthcare Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	309,567 USD	(8,638)
Allstate Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,470,117 USD	(131,535)
Ally Financial, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	37,924 USD	295
Alnylam Pharmaceuticals, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,785,728 USD	18,143
Ambarella, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	588,576 USD	3,391
American Airlines Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,415,181 USD	(17,358)
American Campus Communities, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	8,493 USD	364
American Eagle Outfitters, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	552,418 USD	(49,564)
American Electric Power Co., Inc	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	346,153 USD	1,026
American Express Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,265,232 USD	(4,779)
American Tower Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	996,499 USD	8,867
American Water Works Co., Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	30,647 USD	1,362

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Americold Realty Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$172,625 USD	$4,722
AMN Healthcare Services, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	405,639 USD	(6,526)
Analog Devices, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,034,774 USD	(59,441)
Analog Devices, Inc.	05/02/23	M	0.22%	JPMorgan Chase Bank, N.A.	406,271 USD	(19,825)
Analog Devices, Inc.	07/15/22	M	0.30%	Goldman Sachs International	27,028,939 USD	(1,318,927)
Annaly Capital Management, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,349,645 USD	44,356
Antero Resources Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	76,516 USD	(7,306)
Aon Plc	03/04/22	M	0.15%	Morgan Stanley Capital Services LLC	16,251,066 USD	(330,577)
Aon Plc	04/05/22	M	0.22%	JPMorgan Chase Bank, N.A.	9,697,428 USD	(197,264)
Apartment Income REIT Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	119,759 USD	2,465
Apollo Global Management, Inc.	03/10/23	M	0.30%	Goldman Sachs International	28,995,331 USD	(1,849,711)
Apple Hospitality REIT, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	160,871 USD	7,248
Applied Materials, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	11,708 USD	(823)
Aptiv PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	885,970 USD	(37,243)
Arch Capital Group Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	133,296 USD	(813)
Arconic Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	21,305 USD	(138)
Ares Capital Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	56,701 USD	(90)
Arista Networks, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,248,541 USD	24,295
Armstrong World Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	737,599 USD	616
Arrowhead Pharmaceuticals, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	65,471 USD	5,096
Ashland Global Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	273,393 USD	2,056
Assurant, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	289,700 USD	(2,200)
Assured Guaranty Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	460,186 USD	(6,258)
Astrazeneca Plc, Adr	12/16/22	M	0.23%	JPMorgan Chase Bank, N.A.	17,808,865 USD	(485,613)
AT&T, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	641,660 USD	3,147
Autodesk, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,015,336 USD	30,124
Autoliv, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,055,424 USD	4,504
AutoZone, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,593,344 USD	(52,362)
Avalara, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	361,628 USD	(14,071)
AvalonBay Communities, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,518,179 USD	120,745
Avangrid, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	159,188 USD	2,892
Axon Enterprise, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,411,526 USD	(53,969)
Axonics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,835 USD	269
Ballard Power Systems, Inc.	05/23/23	M	0.80%	Morgan Stanley Capital Services LLC	15,694 USD	274
Bally’s Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	45,713 USD	(1,092)
Bally’s Corp.	04/19/23	M	0.22%	JPMorgan Chase Bank, N.A.	856,491 USD	(14,518)
Bank of America, Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,922,983 USD	25,560
Bank of Montreal	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,821,174 USD	38,761
Bank of New York Mellon Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,363,938 USD	(47,417)
Bank OZK	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	133,915 USD	(955)
BCE, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	194,404 USD	1,316
Beam Therapeutics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	310,629 USD	(51,819)
Berkeley Lights, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	27,241 USD	2,506
Best Buy Co., Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	620,430 USD	4,712
BigCommerce Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	26,467 USD	(20)
Bio-Rad Laboratories, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,111,752 USD	(31,862)
Bio-Techne Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	386,127 USD	(7,851)
BioMarin Pharmaceutical, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,922,777 USD	12,251

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BJ’s Wholesale Club Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$681,484 USD	$(22,795)
Black Knight, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,154,049 USD	(16,509)
BlackRock, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,216,652 USD	(83,041)
BorgWarner, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	230,084 USD	(190)
Boston Properties, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,632,086 USD	153,019
Boston Scientific Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,559,678 USD	68,581
Brandywine Realty Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	9,638 USD	494
Bridgebio Pharma, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	11,868 USD	408
Bright Horizons Family Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	52,729 USD	2,564
Brighthouse Financial, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	396,485 USD	(6,544)
Brixmor Property Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	55,042 USD	495
Brookfield Renewable Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,073,526 USD	5,482
Brown & Brown, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	18,087 USD	179
Brown-Forman Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	47,916 USD	179
Bumble, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	470,518 USD	(38,724)
Cable One, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,230,568 USD	(29,973)
Cadence Design Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,265,659 USD	(20,586)
Callaway Golf Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	339,451 USD	(2,841)
Camden Property Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,935,747 USD	141,849
Cameco Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	158,158 USD	2,436
Campbell Soup Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	261,320 USD	(229)
Canada Goose Holdings, Inc.	05/23/23	M	0.60%	Morgan Stanley Capital Services LLC	763 USD	(111)
Canadian Imperial Bank of Commerce	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,162,137 USD	165,196
Canadian National Railway, Co.	05/24/23	M	0.22%	JPMorgan Chase Bank, N.A.	10,689,816 USD	(48,849)
Canadian Natural Resources, Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,998,146 USD	4,175
Canadian Pacific Railway Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,220,286 USD	(1,430)
Canadian Solar, Inc.	05/23/23	M	0.60%	Morgan Stanley Capital Services LLC	535,313 USD	(25,725)
Capital One Financial Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,547,695 USD	7,163
Cardinal Health, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,945,386 USD	10,092
Cardlytics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	74,841 USD	(2,840)
Carlisle Cos, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	523,214 USD	(16,860)
Carlyle Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	307,552 USD	(4,561)
CarMax, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	427,184 USD	(42,018)
Carnival Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	557,287 USD	44,902
Carrier Global Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,186,314 USD	(273,252)
Cboe Global Markets, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	248,988 USD	(184)
Celsius Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	944,770 USD	(95,761)
Centene Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	454,580 USD	(2,910)
Century Communities, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,014,419 USD	(14,289)
Ceridian HCM Holding, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,005,436 USD	(1,882)
Cerner Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	45,860 USD	762
Charles River Laboratories International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,101,074 USD	(80,238)
Charter Communications, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,176,606 USD	(11,481)
Chemed Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	909,497 USD	12,692

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chipotle Mexican Grill, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$4,893,418 USD	$(276,966)
Choice Hotels International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	298,831 USD	7,624
Cintas Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,244,574 USD	(103,580)
Cirrus Logic, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	350,588 USD	(12,194)
Cisco Systems, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	664,325 USD	2,249
Citigroup, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,564,141 USD	(1,581)
Clarivate PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,140,386 USD	(67,107)
Clorox Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,010,346 USD	6,449
Cloudflare, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,019,594 USD	(48,014)
CMS Energy Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,531,795 USD	26,732
CNH Industrial NV	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	343,050 USD	(6,432)
Cognex Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	595,926 USD	(4,780)
Coinbase Global, Inc.	05/23/23	M	0.55%	Morgan Stanley Capital Services LLC	4,049,020 USD	(137,776)
Commercial Metals Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	586,952 USD	(6,374)
CommVault Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,254,845 USD	16,945
Concentrix Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	95,973 USD	(3,080)
ConocoPhillips	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,103,914 USD	(37,994)
Continental Resources, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	453,198 USD	(17,994)
Cooper Cos. Inc. (The)	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,729,791 USD	(41,722)
Copart, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,120,540 USD	55
Corporate Office Properties Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	49,319 USD	2,044
Corsair Gaming, Inc.	05/23/23	M	1.60%	Morgan Stanley Capital Services LLC	50,514 USD	(2,185)
Costco Wholesale Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,987,175 USD	(60,641)
Coupa Software, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	412,047 USD	(1,825)
Coursera, Inc.	05/23/23	M	0.60%	Morgan Stanley Capital Services LLC	88,234 USD	7,057
Cousins Properties, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	49,744 USD	1,673
Credicorp Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	368,879 USD	(9,227)
Credit Acceptance, Corp.	05/23/23	M	0.75%	Morgan Stanley Capital Services LLC	2,899,486 USD	(143,959)
Cree, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	110,392 USD	3,550
Crocs, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	128,391 USD	(10,851)
CubeSmart	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,025,475 USD	19,404
CyberArk Software Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	57,936 USD	2,441
CyrusOne, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,941,650 USD	28,790
Danaher Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	499,950 USD	(3,493)
Darling Ingredients, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	185,280 USD	(6,555)
Deckers Outdoor Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,571,888 USD	(342,819)
Deere & Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	38,473 USD	(678)
Denali Therapeutics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	24,329 USD	(1,243)
Desktop Metal, Inc.	05/23/23	M	2.75%	Morgan Stanley Capital Services LLC	154,059 USD	12,770
Deutsche Bank AG	05/23/23	M	0.15%	Morgan Stanley Capital Services LLC	89,076 USD	276
Dexcom, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	173,663 USD	(553)
Dick’s Sporting Goods, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	2,032,529 USD	(10,946)
Digital Realty Trust, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	150,151 USD	2,700
Discover Financial Services	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,915,131 USD	(12,026)
Discovery, Inc.	05/23/23	M	2.00%	Morgan Stanley Capital Services LLC	548,849 USD	(18,301)
DISH Network Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,755,993 USD	(35,137)
DocuSign, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,303,029 USD	(17,961)
Dolby Laboratories, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,779 USD	10
Dollar General Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,070 USD	(12)
Dollar Tree, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,093,767 USD	16,083
DoorDash, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	422,459 USD	(12,488)
Douglas Emmett, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	288,901 USD	16,680
DraftKings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,648,358 USD	1,842
Dropbox, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,912,804 USD	(67,288)
DuPont de Nemours, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	588,918 USD	(2,959)
DXC Technology Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	295,512 USD	1,749

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dycom Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$620,760 USD	$(14,235)
Dynatrace, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,143,139 USD	8,472
EastGroup Properties, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	35,115 USD	1,074
Eaton Corp., PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	970,253 USD	(8,032)
eBay, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,893,500 USD	(557,396)
Edison International	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	166,594 USD	(1,257)
Edwards Lifesciences Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,671,198 USD	(33,158)
Electronic Arts, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,803,178 USD	(738)
Element Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	715,050 USD	(612)
EMCOR Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	42,379 USD	(368)
Emerson Electric Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	303,396 USD	(4,187)
EnerSys	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	354,212 USD	(6,216)
EPAM Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,675,921 USD	24,499
EQT Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	340,690 USD	(28,113)
Equifax, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	222,487 USD	(736)
Equity Commonwealth	05/09/23	M	0.22%	JPMorgan Chase Bank, N.A.	7,258 USD	420
Equity LifeStyle Properties, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,074,452 USD	65,927
Equity Residential	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,488,904 USD	103,753
Essential Utilities Inc	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	236,883 USD	8,977
Essex Property Trust, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	39,102 USD	1,000
Estee Lauder Cos., Inc. (The)	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,244,409 USD	(20,957)
Everbridge, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	157,950 USD	4,452
Evercore, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	344,083 USD	(10,235)
Everest Re Group, Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	557,980 USD	786
Evoqua Water Technologies Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	550,940 USD	(22,644)
Exelon Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,348,322 USD	58,828
Expeditors International of Washington, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,573,184 USD	(166,240)
Extra Space Storage, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,438,956 USD	3,942
F5 Networks, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	52,694 USD	1,176
Facebook, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,637,390 USD	(51,452)
Federal Realty Investment Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	45,857 USD	980
Federated Hermes, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	65,959 USD	(708)
Ferrari NV	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	263,875 USD	(3,166)
FireEye, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,567,467 USD	43,708
First American Financial Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	18,327 USD	183
First Citizens BancShares, Class A	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	125,251 USD	3,671
First Citizens BancShares, Class A	10/19/22	M	0.22%	JPMorgan Chase Bank, N.A.	1,418,771 USD	25,597
First Industrial Realty Trust, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	775,940 USD	17,143
First Solar, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,954,979 USD	(55,474)
Flex Acquisition Company, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	291,600 USD	3,661
Flowers Foods, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	38,287 USD	(529)
Flowserve Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	61,443 USD	1,487
Fluor Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	129,998 USD	(2,699)
Foot Locker, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	774,809 USD	(35,071)
Fortinet, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,569,646 USD	685
Fox Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	367,102 USD	3,525
Fox Factory Holding Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	43,031 USD	(1,954)
Franklin Resources, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	610,987 USD	8,104
Freeport-McMoRan, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,964,609 USD	16,483
fuboTV, Inc.	05/23/23	M	1.75%	Morgan Stanley Capital Services LLC	135,081 USD	(2,093)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GameStop Corp.	05/23/23	M	0.75%	Morgan Stanley Capital Services LLC	$24,245 USD	$(1,666)
Garmin Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	433,298 USD	1,692
Gartner, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	725,128 USD	(6,800)
Generac Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,830,983 USD	(118,562)
General Motors Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,179,774 USD	2,586
Genuine Parts Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	811,792 USD	1,245
Gilead Sciences, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,399,103 USD	(99,024)
Globe Life, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	170,918 USD	3,087
Globus Medical, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	372,899 USD	(13,278)
Graphic Packaging Holding Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	470,710 USD	(11,560)
Halliburton Co.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	202,146 USD	1,302
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	869,735 USD	(24,959)
Hanover Insurance Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	260,476 USD	(88)
HealthEquity, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	343,278 USD	5,665
HEICO Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	35,144 USD	428
Helen of Troy Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	202,545 USD	(938)
Helmerich & Payne, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	39,380 USD	877
Herc Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	19,080 USD	700
Herman Miller, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	305,480 USD	9,300
Herman Miller, Inc.	04/21/23	M	0.22%	JPMorgan Chase Bank, N.A.	7,433,565 USD	(50,806)
Hexcel Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	296,130 USD	3,599
Highwoods Properties, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	502,123 USD	17,178
Hill-Rom Holdings, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	452,351 USD	(1,668)
Hologic, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,394,633 USD	111,076
Home Depot, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,388,595 USD	(126,686)
Houlihan Lokey, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,571,612 USD	(48,811)
Howmet Aerospace, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,265,380 USD	(26,564)
Hudson Pacific Properties, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	50,130 USD	1,890
Huntington Bancshares, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	494,489 USD	5,338
Hydrofarm Holdings Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	90,618 USD	(4,726)
IBM	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,023,459 USD	663
Icon Plc	02/28/23	M	0.22%	JPMorgan Chase Bank, N.A.	14,866,940 USD	419,358
IDACORP, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,011 USD	111
IDEXX Laboratories, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,112,196 USD	(283,254)
II-VI, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	196,382 USD	1,260
II-VI, Inc.	03/29/23	M	0.22%	JPMorgan Chase Bank, N.A.	6,133,435 USD	(374,766)
Illumina, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,618,806 USD	(44,786)
Inari Medical, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,433,455 USD	21,196
Independent Bank Corp.	04/28/23	M	0.22%	JPMorgan Chase Bank, N.A.	5,008,813 USD	138,686
Insight Enterprises, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	634,894 USD	(2,870)
Inspire Medical Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	36,808 USD	(878)
Insulet Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	937,661 USD	23,543
Intellia Therapeutics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	401,951 USD	(157,610)
International Paper Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,384,161 USD	(10,546)
Interpublic Group of Cos., Inc	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,466,952 USD	(7,616)
Intuitive Surgical, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,989,150 USD	(57,049)
Invesco Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	75,428 USD	477
Invitation Homes., Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,508,166 USD	20,923
Ionis Pharmaceuticals, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	743,278 USD	(38,645)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Iovance Biotherapeutics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$97,532 USD	$(4,674)
IPG Photonics Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	39,379 USD	(35)
Iridium Communications, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	156,195 USD	6,992
Itron, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	616,896 USD	(17,177)
J2 Global, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,671,729 USD	(27,002)
Jabil, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	281,445 USD	(6,947)
Jack Henry & Associates, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	245,969 USD	3,974
Janus Henderson Group plc	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	674,596 USD	(10,478)
Jefferies Financial Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	119,530 USD	1,096
JFrog Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	40,973 USD	3,555
Johnson Controls International plc	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,708,330 USD	(17,516)
JPMorgan Chase & Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,484,665 USD	(7,364)
Juniper Networks, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	739,547 USD	7,688
Just Eat Takeaway	06/15/22	M	0.98%	Goldman Sachs International	6,778,581 EUR	(274,328)
KeyCorp	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	23,164 USD	(68)
Keysight Technologies., Inv.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	591,438 USD	(6,746)
Kilroy Realty Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,151,578 USD	41,447
Kimberly-Clark Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,035,886 USD	(37,308)
Kimco Realty Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	475,178 USD	2,717
Kimco Realty Corp.	04/19/23	M	0.22%	JPMorgan Chase Bank, N.A.	21,457,657 USD	173,540
Kinder Morgan, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	799,895 USD	2,624
Kohl’s Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	1,172,326 USD	(33,701)
Kornit Digital Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	142,367 USD	9
Kroger Co. (The)	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,025,930 USD	39,869
Kulicke & Soffa Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	320,144 USD	(8,133)
Laboratory Corp. of America Holdings	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,496,347 USD	(147,269)
Lamar Advertising Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	65,863 USD	600
Lattice Semiconductor Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	317,947 USD	3,115
Lear Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,017,230 USD	5,542
Leggett & Platt, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	217,970 USD	(3,570)
Leidos Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	40,843 USD	1,818
Lennox International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	167,269 USD	(2,518)
Lexington Realty Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	150,696 USD	6,400
LGI Homes, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	971,192 USD	(39,962)
Liberty Broadband Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,885,361 USD	(34,210)
Liberty Global PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	77,899 USD	3,323
Liberty Media Corp-Liberty Formula One	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	841,862 USD	15,012
Liberty Media Corp-Liberty SiriusXM	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,256,203 USD	17,329
Life Storage, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,174,500 USD	41,203
Lightspeed POS, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	127,399 USD	229
Lincoln National Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	744,354 USD	(7,051)
Lincoln National Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	322,759 USD	(4,889)
Livent Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	218,135 USD	(19,122)
LivePerson, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	248,808 USD	(2,191)
LiveRamp Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	758,099 USD	(4,853)
LKQ Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,565,294 USD	(11,518)
Lowe’s Cos Inc	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	202,527 USD	992
Lululemon Athletica, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,717,508 USD	(50,113)
Lumentum Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	42,648 USD	(254)
Lyft, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	807,356 USD	(13,298)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
M&T Bank	02/24/23	M	0.22%	JPMorgan Chase Bank, N.A.	$20,967,481 USD	$332,299
MACOM Technology Solutions Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	20,570 USD	(1,730)
Magna International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,578,329 USD	(16,005)
Manhattan Associates, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	395,505 USD	(1,501)
Manpowergroup, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	16,501 USD	448
Marathon Oil Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,080,885 USD	(14,476)
Maravai LifeSciences Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	692,975 USD	43,865
Markel Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	563,655 USD	(1,219)
Marsh & McLennan Cos., Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,331,858 USD	(84,885)
MasTec, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	29,764 USD	586
Maximus, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	203,627 USD	2,000
McKesson Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	1,954,474 USD	14,344
Medpace Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	44,927 USD	1,476
Meritage Homes Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	60,898 USD	875
MGIC Investment Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	311,833 USD	6,730
Microchip Technology, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	294,153 USD	5,305
Micron Technology, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,883,456 USD	(160,058)
Microsoft Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,215,489 USD	(11,147)
Mid-America Apartment Communities, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,192,166 USD	32,685
Middleby Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	43,942 USD	(1,972)
Middleby Corp.	04/25/23	M	0.22%	JPMorgan Chase Bank, N.A.	16,465,594 USD	(738,777)
Moderna, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,439,082 USD	(137,474)
Mohawk Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	108,027 USD	(368)
Molson Coors Beverage Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	257,102 USD	9,322
Mondelez International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,355,886 USD	9,742
Monolithic Power Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	974,786 USD	(11,122)
Moody’s Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,633,422 USD	(125,141)
Motorola Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,464,316 USD	(133,016)
MSC Industrial Direct Co., Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	340,290 USD	(1,492)
Murphy Oil Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	30,190 USD	1,998
NanoString Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	101,411 USD	1,440
NASDAQ 100 E-Mini	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	924,471 USD	15,410
National Instruments Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	50,447 USD	599
National Storage Affiliates Trust	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,023,733 USD	3,887
nCino, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	534,610 USD	43,745
NCR Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	304,346 USD	(5,710)
NeoGenomics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	348,988 USD	9,671
Netflix, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,450,425 USD	(62,073)
New York Community Bancorp, Inc.	04/28/23	M	0.22%	JPMorgan Chase Bank, N.A.	88,047 USD	2,333
Newell Brands, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	364,283 USD	(4,144)
NextEra Energy, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	800,440 USD	19,055
Nike, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	542,011 USD	(87,227)
NiSource, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	244,607 USD	8,574
Northern Trust Corp	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	451,942 USD	793
Nu Skin Enterprises, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	32,832 USD	542
Nucor Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,246,563 USD	(910)
Nutrien Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,965,949 USD	(60,923)
NuVasive, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,222,970 USD	9,640

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
nVent Electric PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$112,639 USD	$(2,168)
NVIDIA Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	1,418,898 USD	(121,294)
NVR, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,732,114 USD	(87,747)
NXP Semiconductors NV	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,759,949 USD	(23,849)
O’Reilly Automotive, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,713,046 USD	(101,931)
OGE Energy Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	298,481 USD	5,827
Old Republic International Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	776,851 USD	7,107
Olin Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	24,481 USD	10
Omega Healthcare Investors, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	29,274 USD	60
Omnicell, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	811,042 USD	(22,387)
Open Lending Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	14,067 USD	(282)
Open Text Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	2,662,515 USD	(9,768)
Oracle Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	176,169 USD	1,885
Ormat Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	65,819 USD	461
Otis Worldwide Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,407,612 USD	(11,833)
PagerDuty, Inc.	05/23/23	M	0.50%	Morgan Stanley Capital Services LLC	190,750 USD	4,931
Palantir Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	464,099 USD	(4,186)
Parker-Hannifin Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,166,033 USD	(40,196)
Paycom Software, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,603,425 USD	(19,105)
Paylocity Holding Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	727,376 USD	14,547
PayPal Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,469,116 USD	16,671
Paysafe Ltd.	05/23/23	M	2.65%	Morgan Stanley Capital Services LLC	325,635 USD	4,599
Peloton Interactive, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,769,656 USD	21,718
Pembina Pipeline Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	193,314 USD	7,205
Pentair PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	594,889 USD	(10,564)
Performance Food Group Co.	05/22/23	M	0.22%	JPMorgan Chase Bank, N.A.	6,602,744 USD	45,974
PerkinElmer, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,625,841 USD	(28,776)
Perrigo Co PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,720,878 USD	48,866
Petco Health & Wellness Co., Inc.	05/23/23	M	0.75%	Morgan Stanley Capital Services LLC	481,213 USD	(13,465)
Phillips 66	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,394,057 USD	28,575
Pinnacle West Capital Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	748,678 USD	6,767
Pinterest, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	37,130 USD	(4,082)
Plug Power, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	255,218 USD	(37,107)
Pool Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	620,754 USD	2,939
Popular, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	63,704 USD	(239)
Power Integrations, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	12,798 USD	(496)
Principal Financial Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	39,608 USD	(138)
Progressive Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,605,021 USD	(47,802)
Progyny, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	313,449 USD	23,582
Prudential Financial, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,201,119 USD	(37,133)
Public Storage	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,455,188 USD	70,242
PulteGroup, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	639,746 USD	10,500
QIAGEN NV	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	357,630 USD	2,182
Qorvo, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,492,234 USD	(44,369)
QUALCOMM, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,315,095 USD	(7,231)
Quest Diagnostics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,332,264 USD	(51,188)
Quidel Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	430,095 USD	(62,655)
Radian Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	39,051 USD	1,025
Rapid7, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	861,375 USD	10,368
Raymond James Financial, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	122,125 USD	279
Rayonier, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	223,223 USD	(549)
Raytheon Technologies Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,569,632 USD	109,117
Realty Income Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	774,468 USD	15,701
Realty Income Corp.	05/02/23	M	0.22%	JPMorgan Chase Bank, N.A.	25,472,476 USD	494,030

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Redfin Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$13,269 USD	$270
Regency Centers Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	19,177 USD	404
Regeneron Pharmaceuticals, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,847,879 USD	(53,737)
Rent-A-Center, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	189,198 USD	2,020
Replimune Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	759,869 USD	8,500
Republic Services, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	124,079 USD	(452)
ResMed, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,700,519 USD	(115,989)
RingCentral, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,141,556 USD	(23,846)
ROBLOX Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	222,781 USD	6,919
Rockwell Automation, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,737,279 USD	(19,880)
Roku, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	738,669 USD	(147,684)
Roper Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,413,289 USD	(107,445)
Ross Stores, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	18,029 USD	49
Royal Bank of Canada	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,897,291 USD	24,950
Royal Gold, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	62,061 USD	(123)
S&P Global, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,856,872 USD	(31,198)
Sabra Health Care REIT, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	23,283 USD	(13)
Sage Therapeutics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,916 USD	20
Salesforce.Com, Inc.	12/06/22	M	0.30%	Goldman Sachs International	7,440,015 USD	6,391
Sarepta Therapeutics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	377,294 USD	5,075
Science Applications International Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	797,835 USD	42,041
Semtech Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	91,678 USD	(308)
Sensata Technologies Holding PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	59,404 USD	(653)
ServiceNow, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,049,697 USD	(56,728)
Shake Shack, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	78,361 USD	(298)
Shift4 Payments, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	124,733 USD	8,426
Shockwave Medical, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	155,852 USD	5,016
Shutterstock, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	237,273 USD	(2,851)
Silicon Laboratories, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	654,184 USD	(6,630)
Simon Property Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,092,623 USD	24,125
Skechers U.S.A., Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	53,721 USD	(1,840)
Skyworks Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,128,604 USD	(117,101)
SL Green Realty Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,351,534 USD	32,974
SLM Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	703,612 USD	(29,770)
Smartsheet, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	219,093 USD	397
SolarEdge Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	935,915 USD	(62,334)
Southern Copper, Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,022,058 USD	(42,357)
Spirit Realty Capital, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	226,169 USD	890
Splunk, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	267,545 USD	(40,700)
Spotify Technology SA	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	152,487 USD	(1,292)
Sprouts Farmers Market, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	131,311 USD	15,311
STAAR Surgical Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	38,670 USD	(1,133)
Stamps.com, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	403,703 USD	(282)
Stanley Black & Decker, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,891,442 USD	2,664
Starwood Property Trust, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	737,435 USD	12,212
State Street Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	969,690 USD	(7,961)
Steel Dynamics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,831,614 USD	12,443
STERIS PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,464,894 USD	(35,939)
Steven Madden Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	41,020 USD	1,680
Stifel Financial Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	26,285 USD	(697)
Stitch Fix, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	35,338 USD	605
Summit Materials, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	296,177 USD	(10,991)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sun Communities, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$479,942 USD	$13,048
Suncor Energy, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,330,805 USD	58,209
Switch, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	863,269 USD	23,471
Synchrony Financial	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,787,536 USD	(73,532)
Syneos Health, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	776,177 USD	(27,086)
Synopsys, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,601,438 USD	(115,935)
T Rowe Price Group, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,433,125 USD	(95,727)
Take-Two Interactive Software, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,735,735 USD	(3,309)
Tandem Diabetes Care, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,433,293 USD	(30,337)
Target Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,290,117 USD	(248,544)
Taylor Morrison Home Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	81,739 USD	1,607
TechnipFMC PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	34,763 USD	1,151
Teck Resources Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,281,131 USD	(87,537)
Teladoc Health, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,067,694 USD	62,735
Teleflex, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	12,542 USD	87
Telephone and Data Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,518 USD	170
TELUS Corp.	05/23/23	M	0.45%	Morgan Stanley Capital Services LLC	572,026 USD	666
Tempur Sealy International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	126,851 USD	(830)
Teradata Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	459,630 USD	(25,279)
Terex Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	602,418 USD	(26,118)
Terminix Global Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	230,075 USD	11,325
Tesla, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	297,748 USD	719
Texas Instruments, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	458,784 USD	726
Textron, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,123,545 USD	(35,298)
Thermo Fisher Scientific, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	7,154,462 USD	(274,363)
Thomson Reuters Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,761,138 USD	(15,200)
Thor Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	417,545 USD	(16,036)
Tjx Cos Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	383,722 USD	(2,729)
Toll Brothers, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	32,645 USD	330
Topbuild Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	147,656 USD	(481)
Trade Desk, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	855,095 USD	(77,635)
TransUnion	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,551,412 USD	9,460
Tri Pointe Homes, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	42,396 USD	758
Trimble, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	571,096 USD	6,223
Tronox Holdings PLC	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,034 USD	(139)
Trupanion, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	657,068 USD	(53,214)
Twilio, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,366,784 USD	(114,831)
Twitter, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,712,073 USD	(242,851)
Tyler Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,749,431 USD	(37,169)
Uber Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,473,878 USD	42,701
UDR, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	605,295 USD	7,347
UGI Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	989,280 USD	747
Ulta Beauty, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,135,855 USD	7,673
Ultra Clean Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	42,824 USD	(45)
United Parcel Service, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,200,575 USD	(2,532)
United Rentals, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	15,549 USD	(82)
Unity Software, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	344,547 USD	10,774
Univar Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	527,603USD	23,766
Universal Display Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	937,444 USD	(13,461)
Unum Group	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	108,852 USD	(772)
Upstart Holdings, Inc.	05/23/23	M	2.00%	Morgan Stanley Capital Services LLC	394,460 USD	(2,223)
Urban Edge Properties	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	151,433 USD	(18,558)
Valero Energy Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,461,041 USD	82,178
Valmont Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	31,504 USD	(127)
Veeva Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,811,028 USD	(15,804)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ventas, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	$1,221,263 USD	$34,611
Veracyte, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	56,521 USD	(2,929)
Verint Systems, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	26,360 USD	(6)
Vertex Energy, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	6,148,028 USD	(229,932)
VF Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	528,494 USD	(9,442)
ViacomCBS, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	1,070,314 USD	(97,157)
ViaSat, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	43,876 USD	1,312
Viatris, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,450,125 USD	6,063
Viavi Solutions, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	137,196 USD	(2,371)
Virgin Galactic Holdings, Inc.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	10,012 USD	(1,212)
Visa, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	2,092,861 USD	21,216
Vista Outdoor, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	404,005 USD	(15,801)
Visteon Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	82,166 USD	169
Vistra Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,007,289 USD	(22,347)
VMware, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,711,753 USD	16,551
Vonage Holdings Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	274,524 USD	6,872
Vroom, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	316,383 USD	7,540
Vulcan Materials Co.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	85,988 USD	1,912
Waterstone Financial, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	3,283,315 USD	(30,394)
Wells Fargo & Co.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	7,319,686 USD	(244,921)
Welltower, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	5,852,624 USD	(88,859)
WESCO International, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,432 USD	(7)
West Pharmaceutical Services, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	4,639,849 USD	(17,319)
Western Alliance Bancorp	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	307,040 USD	(8,741)
Wheaton Precious Metals Corp.	05/23/23	M	0.30%	Morgan Stanley Capital Services LLC	4,452 USD	45
White Mountains Insurance Group Ltd.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	341,381 USD	(4,176)
Winnebago Industries, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	31,749 USD	(600)
Woodward, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	119,962 USD	(461)
Workiva, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	9,728 USD	42
WW Grainger, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	175,436 USD	(9,024)
Xerox Holdings Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	290,647 USD	6,629
XPO Logistics, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	412,740 USD	16,431
Xylem, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	650,122 USD	(14,816)
Yelp, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	51,327 USD	(302)
YETI Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	912,955 USD	13,670
Yum China Holdings, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,615,287 USD	9,453
Zebra Technologies Corp.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	1,438,834 USD	9,741
Zoetis, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	459,036 USD	590
Zoominfo Technologies, Inc.	05/23/23	M	0.10%	Morgan Stanley Capital Services LLC	59,413 USD	(217)

Total Sells						$(15,482,989)

Total OTC Total Return Swaps Outstanding						$873,992

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2021

The Fund Pays/Receives Floting Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.21%	3M/6M	03/20/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$14,000,000 USD	$(13,608)	$—	$(13,608)
Pays	3-Month USD LIBOR	0.21%	3M/6M	05/5/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,900,000 USD	(18,920)	—	(18,920)
Pays	3-Month USD LIBOR	0.23%	3M/6M	12/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,700,000 USD	409	—	409
Pays	3-Month USD LIBOR	0.25%	3M/6M	03/3/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,700,000 USD	(1,899)	—	(1,899)
Pays	3-Month USD LIBOR	0.27%	3M/6M	08/3/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,616,000 USD	102,833	—	102,833
Pays	3-Month USD LIBOR	0.28%	3M/6M	09/7/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,000,000 USD	(25,177)	—	(25,177)
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,588,605 USD	45,054	—	45,054
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,141,220 USD	12,422	—	12,422
Pays	3-Month USD LIBOR	0.33%	3M/6M	07/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,371,000 USD	125,996	—	125,996
Pays	3-Month USD LIBOR	0.34%	3M/6M	07/7/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	3,328	—	3,328
Pays	3-Month USD LIBOR	0.36%	3M/6M	06/30/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,347,000 USD	33,623	—	33,623
Pays	3-Month USD LIBOR	0.37%	3M/6M	10/6/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,600,000 USD	(30,643)	—	(30,643)
Pays	3-Month USD LIBOR	0.41%	3M/6M	06/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,970,800 USD	196,781	—	196,781
Pays	3-Month USD LIBOR	0.44%	3M/6M	07/24/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,032,440 USD	(83,271)	—	(83,271)
Pays	3-Month USD LIBOR	0.46%	3M/6M	07/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,362,800 USD	(31,621)	—	(31,621)
Pays	3-Month USD LIBOR	0.50%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,932,800 USD	(21,199)	—	(21,199)
Pays	3-Month USD LIBOR	0.57%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,060,000 USD	(172,146)	—	(172,146)
Pays	3-Month USD LIBOR	0.69%	3M/6M	10/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,300,000 USD	(385,782)	—	(385,782)
Pays	3-Month USD LIBOR	0.78%	3M/6M	06/9/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000,000 USD	31,852	—	31,852
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	(119,976)	—	(119,976)
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/10/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(782,860)	—	(782,860)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The Fund Pays/Receives Floting Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.46%	3M/6M	05/12/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$20,809,000 USD	$570,761	$—	$570,761
Pays	3-Month USD LIBOR	1.63%	3M/6M	09/8/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,800,000 USD	30,229	—	30,229
Pays	3-Month USD LIBOR	1.66%	3M/6M	02/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	88,687	—	88,687
Pays	3-Month USD LIBOR	1.67%	3M/6M	02/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	288,927	—	288,927
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	2,496,323	—	2,496,323
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	827,559	—	827,559
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	2,196,859	—	2,196,859
Pays	28-Days MXN TIIE	5.47%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	140,586,105 USD	(109,893)	—	(109,893)
Pays	28-Days MXN TIIE	6.19%	28D/28D	09/9/2026	Credit Suisse Securities (USA) LLC	141,266,367 USD	(161,690)	—	(161,690)
Receives	3-Month USD LIBOR	0.22%	6M/3M	10/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,600,000 USD	(7,410)	—	(7,410)
Receives	3-Month USD LIBOR	0.37%	6M/3M	12/15/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,300,000 USD	114,373	—	114,373
Receives	3-Month USD LIBOR	0.40%	6M/3M	08/4/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,941,000 USD	394,630	—	394,630
Receives	3-Month USD LIBOR	0.48%	6M/3M	03/23/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,655,000 USD	207,655	—	207,655
Receives	3-Month USD LIBOR	0.51%	6M/3M	03/3/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,650,000 USD	368,808	—	368,808
Receives	3-Month USD LIBOR	0.62%	6M/3M	08/5/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,512,706 USD	421,850	—	421,850
Receives	3-Month USD LIBOR	0.63%	6M/3M	05/5/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,600,000 USD	36,235	—	36,235
Receives	3-Month USD LIBOR	0.65%	6M/3M	06/8/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	(63,261)	—	(63,261)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	176,067	—	176,067
Receives	3-Month USD LIBOR	0.67%	6M/3M	07/24/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,438,980 USD	268,572	—	268,572
Receives	3-Month USD LIBOR	0.68%	6M/3M	07/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	713,880 USD	42,602	—	42,602

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The Fund Pays/Receives Floting Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley & Co. LLC	$3,000,000 USD	$86,904	$—	$86,904
Receives	3-Month USD LIBOR	0.70%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,605,000 USD	205,169	—	205,169
Receives	3-Month USD LIBOR	0.79%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	,347,000 USD	311,735	—	311,735
Receives	3-Month USD LIBOR	0.82%	6M/3M	07/16/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,975,000 USD	559,989	—	559,989
Receives	3-Month USD LIBOR	0.94%	6M/3M	06/2/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	(2,100)	—	(2,100)
Receives	3-Month USD LIBOR	0.95%	6M/3M	03/3/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	719,000 USD	29,568	—	29,568
Receives	3-Month USD LIBOR	0.98%	6M/3M	09/8/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,000,000 USD	9,701	—	9,701
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley & Co. LLC	1,500,000 USD	30,442	—	30,442
Receives	3-Month USD LIBOR	1.12%	6M/3M	07/7/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	(32,878)	—	(32,878)
Receives	3-Month USD LIBOR	1.24%	6M/3M	05/6/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	32,755	—	32,755
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	(3,029)	—	(3,029)
Receives	6-Month SGD SONAR	1.28%	6M/6M	09/15/2031	Credit Suisse (USA) Securities LLC	7,641,739 SGD	75,352	—	75,352
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	(77,337)	—	(77,337)
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	(261,163)	—	(261,163)
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(117,068)	—	(117,068)
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	3,140,000 USD	(47,737)	—	(47,737)
Receives	3-Month USD LIBOR	1.52%	6M/3M	02/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	(184,745)	—	(184,745)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	(425,236)	—	(425,236)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	(92,544)	—	(92,544)
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/4/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(567,657)	—	(567,657)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,580,000 USD	$(139,963)	$—	$(139,963)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	(208,587)	—	(208,587)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	(136,423)	—	(136,423)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	(46,112)	—	(46,112)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(80,179)	—	(80,179)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(53,664)	6,114	(59,778)
Receives	3-Month USD LIBOR	1.56%	6M/3M	06/2/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,500,000 USD	(78,506)	—	(78,506)
Receives	3-Month USD LIBOR	1.57%	6M/3M	02/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	(223,048)	—	(223,048)
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	(321,445)	—	(321,445)
Receives	3-Month USD LIBOR	1.58%	6M/3M	02/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	(199,691)	—	(199,691)
Receives	3-Month USD LIBOR	1.59%	6M/3M	04/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,118,000 USD	(168,883)	—	(168,883)
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	(223,015)	—	(223,015)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	(225,438)	—	(225,438)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(63,195)	4,658	(67,853)
Receives	3-Month USD LIBOR	1.62%	6M/3M	04/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,222,000 USD	(174,991)	—	(174,991)
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/8/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	(1,249,218)	—	(1,249,218)
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(230,926)	—	(230,926)
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	(353,006)	—	(353,006)
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(406,185)	—	(406,185)
Receives	3-Month USD LIBOR	1.72%	6M/3M	02/19/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	(62,939)	—	(62,939)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/17/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$100,000,000 USD	$(2,869,916)	$—	$	$(2,869,916)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/26/2029	Morgan Stanley & Co. LLC	1,000,000 USD	(36,674)	43		(36,717)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/25/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(95,546)	—		(95,546)
Receives	3-Month USD LIBOR	1.79%	6M/3M	07/7/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(69,353)	—		(69,353)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	(87,295)	—		(87,295)
Receives	6-Month PLN WIBOR	1.86%	12M/6M	09/15/2031	Credit Suisse Securities (USA) LLC	11,059,056 USD	(15,214)	—		(15,214)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	(283,621)	—		(283,621)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(124,867)	—		(124,867)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	(70,187)	—		(70,187)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	(78,363)	—		(78,363)
Receives	6-Month PLN WIBOR	1.98%	12M/6M	09/15/2031	Credit Suisse Securities (USA) LLC	52,552,696 USD	(226,353)	—		(226,353)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	(237,160)	—		(237,160)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(103,907)	—		(103,907)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(125,864)	—		(125,864)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	(51,751)	4,800		(56,551)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/26/2025	Morgan Stanley & Co. LLC	5,250,000 USD	(330,856)	31,222		(362,078)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	(71,722)	—		(71,722)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	(229,030)	—		(229,030)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(115,250)	—		(115,250)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	(135,688)	—		(135,688)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	$4,000,000 USD	$(332,258)	$—	$(332,258)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(217,368)	24,111	(241,479)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(175,100)	—	(175,100)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(1,613,684)	—	(1,613,684)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(116,430)	—	(116,430)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(118,592)	—	(118,592)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	(226,029)	—	(226,029)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	(239,774)	—	(239,774)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	(507,690)	—	(507,690)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	(255,890)	—	(255,890)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	(105,178)	—	(105,178)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	(314,378)	—	(314,378)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	(362,301)	—	(362,301)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,873,819)	—	(1,873,819)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(2,313,715)	—	(2,313,715)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/23/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(532,976)	—	(532,976)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(269,112)	(1,053)	(268,059)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(12,995,125)	$69,895	$(13,065,020)

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2021 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2021, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2021, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended June 30, 2021.

COVID-19 and Global Economic and Market Conditions

The ongoing novel coronavirus (“COVID-19”) pandemic has caused disruption in the U.S. and global economies. More recently, broad-based economic recovery and activity in the U.S. have accelerated following meaningful progress on vaccine distribution, the easing of shutdowns and other restrictions and support from previously implemented fiscal and monetary stimulus. Nevertheless, both in the U.S. and abroad, there is continued uncertainty regarding the trajectory of a continuing recovery, particularly given the strength of the Delta variant. Accordingly, this recovery remains uneven with dispersion across sectors and regions. The estimates and assumptions underlying these consolidated financial statements are based on the information available for the period ended June 30, 2021. The estimates and assumptions include judgments about financial market and economic conditions which have changed, and may continue to change, over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2021, the total fair value of Level 3 investments was $65,906,874. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for Blackstone’s investments incorporates the changes in fair value of those investments as determined under U.S. GAAP. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2021, no Fair Value Factor was applied.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2021, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2021, the Fund had an outstanding commitment of $1,396,338 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the consolidated schedule of investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the consolidated schedule of investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2021, the face value of open reverse repurchase agreements for the Fund was $82,826,707.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of June 30, 2021, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counter parties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the consolidated schedule of investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the consolidated schedule of investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the consolidated schedule of investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund expects to obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s consolidated schedule of investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,001,494,977	$—	$4,530,080	$1,006,025,057
Exchange-Traded Funds	6,638,727	—	—	6,638,727
Preferred Stock	3,355,769	—	5,647,726	9,003,495
Asset-Backed Securities	—	42,566,639	—	42,566,639
Convertible Bonds	—	4,618,973	—	4,618,973
Bank Debt	—	115,623,184	54,562,250	170,185,434
Corporate Bonds & Notes	—	276,033,118	126,440	276,159,558
Sovereign Debt	—	190,915,398	—	190,915,398
Mortgage-Backed Securities	—	288,504,539	—	288,504,539
U.S. Government Sponsored Agency Securities	—	9,318,364	—	9,318,364
U.S. Treasury Notes	—	301,834,766	—	301,834,766
Municipals	—	29,117,331	—	29,117,331
Warrants	7,020,823	—	—	7,020,823
Commodities	—	331,489,760	—	331,489,760
Purchased Options	52,410,488	—	—	52,410,488
Subtotal	$1,070,920,784	$1,590,022,072	$64,866,496	$2,725,809,352
Investments Valued at NAV				548,906,144
Total Investments in Securities	$1,070,920,784	$1,590,022,072	$64,866,496	$3,274,715,496
Unfunded Loan Commitment(a)	—	—	38,157	38,157
Futures Contracts	45,074,975	—	—	45,074,975
Forward Foreign Currency Exchange Contracts	—	2,852,971	—	2,852,971
Centrally Cleared Credit Default Swaps	—	2,147,997	—	2,147,997
OTC Credit Default Swaps	—	1,270,857	—	1,270,857
OTC Total Return Swaps	—	32,538,596	1,002,221	33,540,817
Centrally Cleared Interest Rate Swaps	—	10,424,050	—	10,424,050
Total Assets	$1,115,995,759	$1,639,256,543	$65,906,874	$3,370,065,320

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$398,141,657	$—	$—	$398,141,657
Exchange-Traded Funds	4,373,130	—	—	4,373,130
Total Securities Sold Short	402,514,787	—	—	402,514,787
Options Written	49,206,885	—	—	49,206,885
Reverse Repurchase Agreements	—	82,826,707	—	82,826,707
Futures Contracts	42,138,533	—	—	42,138,533
Forward Foreign Currency Exchange Contracts	—	1,194,603	—	1,194,603
Centrally Cleared Credit Default Swaps	—	584,847	—	584,847
OTC Credit Default Swaps	—	2,517,847	—	2,517,847
OTC Total Return Swaps	—	32,666,825	—	32,666,825
Centrally Cleared Interest Rate Swaps	—	23,419,175	—	23,419,175
Total Liabilities	$493,860,205	$143,210,004	$—	$637,070,209

(a)	Represents unrealized appreciation (depreciation).

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated schedule of investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity(1)	N/A	—	N/A	217,238,064	7 days	—	217,238,064

Equity(1)	N/A	—	N/A	—	N/A	163,125,143	163,125,143

Event - Driven(2)	27,172,837	—	N/A	23,068,886	6 months	145,474,050	168,542,937

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debts	Corporate Bonds & Notes	Unfunded Loan Commitment(a)	OTC Total Return Swaps	Total
Balance as of March 31, 2021	$1,249,313	$4,482,820	$58,956,505	$128,620	$70,430	—	$64,887,688
Transfers In	—	1,248,019	5,666,266	—	—	—	6,914,285
Transfers Out	(1,249,313)	—	(9,033,988)	—	—	—	(10,283,301)
Purchases	4,000,000	—	5,878,759	—	—	—	9,878,759
Sales	—	—	(6,925,957)	—	—	—	(6,925,957)
Amortization	—	—	1,603,297	—	—	—	1,603,297
Net realized gain (loss)	—	—	(1,314,368)	—	—	—	(1,314,368)
Net change in unrealized appreciation (depreciation)	530,080	(83,113)	(268,264)	(2,180)	(32,273)	1,002,221	1,146,471

Balance as of June 30, 2021	$4,530,080	$5,647,726	$54,562,250	$126,440	$38,157	$1,002,221	$65,906,874

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2021	$530,080	$(83,113)	$(1,593,652)	$(2,180)	$(33,486)	$1,002,221	$(180,130)

(a)	Represents unrealized appreciation (depreciation)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2021 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2021.

Assets	Fair Value at June 30, 2021	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Common Stock	$4,530,080	Discount Approach	Discount Approach	8%
Preferred Stock	5,647,726	Broker-dealer Quotations	Indicative Bid	N/A
Bank Debt	54,562,250	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	126,440	Broker-dealer Quotations	Indicative Bid	N/A
Unfunded Loan Commitment	38,157	Broker-dealer Quotations	Indicative Bid	N/A
OTC Total Return Swaps	1,002,221	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$65,906,874